UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

Certified Shareholder Report of

Registered Management Investment Companies

Investment Company Act File Number: 811-08576

American High-Income Municipal Bond Fund

(Exact Name of Registrant as Specified in Charter)

333 South Hope Street

Los Angeles, California 90071

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: July 31

Date of reporting period: July 31, 2013

Courtney R. Taylor

American High-Income Municipal Bond Fund

333 South Hope Street

Los Angeles, California 90071

(Name and Address of Agent for Service)

Copies to:

Michael Glazer

Bingham McCutchen LLP

355 South Grand Avenue, Suite 4400

Los Angeles, California 90071

(Counsel for the Registrant)

ITEM 1 – Reports to Stockholders

Invest in municipal bonds
for tax-advantaged income.

American Funds Short-Term Tax-Exempt Bond Fund®
Limited Term Tax-Exempt Bond Fund of America®
The Tax-Exempt Bond Fund of America®
American High-Income Municipal Bond Fund®
American Funds Tax-Exempt Fund of New York®
The Tax-Exempt Fund of California®

Annual reports for the period ended July 31, 2013

American Funds Short-Term Tax-Exempt Bond Fund seeks to provide current income exempt from regular federal income tax, consistent with the maturity and quality standards described in the prospectus, and to preserve capital.

Limited Term Tax-Exempt Bond Fund of America seeks to provide current income exempt from regular federal income tax, consistent with the maturity and quality standards described in the prospectus, and to preserve capital.

The Tax-Exempt Bond Fund of America seeks to provide a high level of current income exempt from federal income tax, consistent with preservation of capital.

American High-Income Municipal Bond Fund seeks to provide a high level of current income exempt from regular federal income tax.

American Funds Tax-Exempt Fund of New York seeks to provide a high level of current income exempt from regular federal, New York state and New York City income taxes, with a secondary objective of preservation of capital.

The Tax-Exempt Fund of California seeks to provide a high level of current income exempt from regular federal and California state income taxes, with a secondary objective of preservation of capital.

Each fund is one of more than 40 offered by one of the nation’s largest mutual fund families, American Funds, from Capital Group. For more than 80 years, Capital has invested with a long-term focus based on thorough research and attention to risk.

Fund results shown in this report, unless otherwise indicated, are for Class A shares at net asset value. If a sales charge had been deducted (maximum 2.50% for American Funds Short-Term Tax-Exempt Bond Fund and Limited Term Tax-Exempt Bond Fund of America; 3.75% for The Tax-Exempt Bond Fund of America, American High-Income Municipal Bond Fund, American Funds Tax-Exempt Fund of New York and The Tax-Exempt Fund of California), the results would have been lower. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value. For current information and month-end results, visit americanfunds.com.

Here are the total returns on a $1,000 investment with all distributions reinvested for periods ended June 30, 2013 (the most recent calendar quarter-end) and the total annual fund operating expense ratios as of the prospectus dated October 1, 2013 (unaudited):

	Cumulative total returns	Average annual total returns		Gross
Class A shares	1 year	5 years	10 years/Lifetime*	expense ratios

Reflecting 2.50% maximum sales charge
American Funds Short-Term Tax-Exempt Bond Fund	–2.09%	0.90%	1.43%	0.59%
Limited Term Tax-Exempt Bond Fund of America	–1.85	3.78	3.12	0.60

Reflecting 3.75% maximum sales charge
The Tax-Exempt Bond Fund of America	–2.76	4.23	3.69	0.55
American High-Income Municipal Bond Fund	–0.57	4.69	3.94	0.69
American Funds Tax-Exempt Fund of New York	–3.77	—	2.86	0.66
The Tax-Exempt Fund of California	–2.26	4.85	3.86	0.63

*	Applicable only to American Funds Tax-Exempt Fund of New York, which began operations on 11/1/10.All other funds reflect 10-year results.

For other share class results, visit americanfunds.com and americanfundsretirement.com.

The five- and 10-year investment results for American Funds Short-Term Tax-Exempt Bond Fund include the fund’s results as a money market fund through the date of its conversion (August 7, 2009) to a short-term tax-exempt bond fund, and therefore are not representative of the fund’s results had it operated as a short-term tax-exempt bond fund for the full term of those periods. Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, investment results reflect fee waivers (and expense reimbursements for American Funds Short-Term Tax-Exempt Bond Fund and American Funds Tax-Exempt Fund of New York), without which results would have been lower. The adviser has committed to retain any reimbursements for American Funds Tax-Exempt Fund of New York only through September 30, 2013. Visit americanfunds.com for more information.

A summary of each fund’s 30-day yield can be found on page 3.

Individual funds are listed in this report according to their risk potential, with state-specific funds listed last.

Contents

1	Letter to investors

4	Fund reviews

Investment portfolios

17	American Funds Short-Term Tax-Exempt Bond Fund

23	Limited Term Tax-Exempt Bond Fund of America

29	The Tax-Exempt Bond Fund of America

35	American High-Income Municipal Bond Fund

40	American Funds Tax-Exempt Fund of New York

45	The Tax-Exempt Fund of California

50	Financial statements

86	Boards of trustees and other officers

Fellow investors:

We are pleased to present you with this annual report for six American Funds municipal bond funds. This report covers the period from August 1, 2012, through July 31, 2013, for American Funds Short-Term Tax-Exempt Bond Fund, Limited Term Tax-Exempt Bond Fund of America, American High-Income Municipal Bond Fund and American Funds Tax-Exempt Fund of New York. The report also covers the period from September 1, 2012, through July 31, 2013, for The Tax-Exempt Bond Fund of America and The Tax-Exempt Fund of California, whose fiscal years have changed.

The municipal bond market enjoyed relative strength during much of the fiscal year, but the period closed with a broad selloff that ensued in May, triggered by signs of a stronger economy, rising U.S. Treasury yields and indications from the Federal Reserve that it might begin to reduce its bond purchase program. For the 12 months ended July 31, 2013, the Barclays Municipal Bond Index, a broad measure of the investment-grade tax-exempt bond market, recorded a 2.19% loss. By way of comparison, the Barclays U.S. Aggregate Index, a broad measure of the investment-grade taxable fixed-income market, declined 1.91%. In general, shorter duration municipal bonds fared better than longer duration issues. Although below investment-grade securities (those rated Ba/BB and below) sustained some of the sharpest declines in the final two months of the period, overall returns for these higher yielding bonds were generally better. Barclays High Yield Municipal Bond Index gained 0.80% during the fiscal year. All market indexes referenced in this report are unmanaged and, therefore, have no expenses.

Against this backdrop, results for these six American Funds tax-exempt bond funds were generally negative. Total returns ranged from 0.16% for American Funds Short-Term Tax-Exempt Bond Fund to –3.16% for American Funds Tax-Exempt Fund of New York. While we are disappointed with the overall results, we are gratified that all six funds outpaced their respective peer groups, as measured by Lipper. (Turn to pages 4 through 16 for detailed results for each fund.)

Economic and market overview

Fixed-income markets experienced two distinct phases during the fiscal year. For much of the period, yields for U.S. Treasuries and many other categories of bonds remained near historic lows as investors focused on the slow pace of the economic recovery and the possible effects of automatic tax increases and across-the-board federal government budget cuts. As has been the case over the past few years, enthusiasm for municipal bonds was relatively high during these first months of the fiscal year. With the Fed holding short-term interest rates near zero, investors were drawn to the municipal market in part by the relatively attractive yields of some tax-exempt bonds compared with taxable securities.

However, many of these conditions reversed during the closing months of the year, creating a highly challenging and volatile climate for bond investors. Housing market data indicated that home prices increased in March and April at their fastest pace since 2006, triggering greater optimism about the healing economy. During May and June, rising interest rates and indications from the Fed that it might reduce its monthly asset purchases fueled a sharp selloff in Treasuries. The yield on the benchmark 10-year note rose 82 basis points to 2.52% in two months.

American Funds Tax-Exempt Funds	1

In a volatile three months for fixed-income securities broadly, municipal bonds suffered particularly acute declines from May through July, reflecting, in part, the relative illiquidity in the market. As investors became increasingly concerned about rising interest rates and possible Fed action, redemptions from municipal bond mutual funds spiked. Outflows exceeded $1 billion each week of June, including a record $4.5 billion the week of June 26, according to data from Lipper.

The municipal market came under further pressure in July, when Detroit filed for bankruptcy protection — the largest U.S. city ever to do so. It is important to point out that the circumstances leading to Detroit’s bankruptcy are particular to that city’s financial struggles and are in no way directly related to most of the thousands of issuers in the vast municipal bond market. However, given the size and scope of the city’s bankruptcy — its debt is estimated to be between $18 billion and $20 billion — the proceedings could contribute to heightened volatility in the short term. As such, we are paying close attention to developments. We also note that the funds had very limited exposure to Detroit’s debt during the period.

Looking ahead
As the economy strengthens, we remain alert to the potential impact of rising interest rates and possible Fed action, but we remind investors that these developments will likely take some time. With this in mind, we have worked hard to position the funds relatively conservatively, carefully seeking a balance between risk and potential reward.

We expect continued volatility in the coming months. The direction of U.S. fiscal policy is uncertain, and political gridlock could resurface as the debt ceiling deadline approaches. That said, there are reasons for optimism. The fiscal outlook for many state and local governments is improving. What’s more, the recent market selloff was indiscriminate, and we are finding a number of long-term investment opportunities at what we believe are attractive prices. We continue to focus on the long term and base each of our investment decisions on in-depth research of individual bond issuers as well as economic and market conditions.

We thank you for the confidence you have placed in us, and we look forward to reporting back to you in six months.

Sincerely,

Brenda S. Ellerin

President, American Funds Short-Term Tax-Exempt Bond Fund and Limited Term Tax-Exempt Bond Fund of America

Neil L. Langberg

President, The Tax-Exempt Bond Fund of America and The Tax-Exempt Fund of California

Karl J. Zeile

President, American High-Income Municipal Bond Fund and American Funds Tax-Exempt Fund of New York

September 9, 2013

For current information about the funds, visit americanfunds.com.

2	American Funds Tax-Exempt Funds

Funds’ 30-day yields

Below is a summary of each fund’s 30-day yield and 12-month distribution rate for Class A shares as of August 31, 2013. Both measures reflect the 2.50%/3.75% maximum sales charge. Each fund’s 30-day yield is calculated in accordance with the U.S. Securities and Exchange Commission (SEC) formula. The SEC yield reflects the rate at which each fund is earning income on its current portfolio of securities while the distribution rate reflects the funds’ past dividends paid to shareholders. Accordingly, the funds’ SEC yields and distribution rates may differ. The equivalent taxable yield assumes a 43.4% tax rate.1

Class A shares	SEC 30-day yield	Equivalent taxable yield		12-month distribution rate

Reflecting 2.50% maximum sales charge
American Funds Short-Term Tax-Exempt Bond Fund	0.42%	0.74%		1.17%
Limited Term Tax-Exempt Bond Fund of America	1.17	2.07		2.45

Reflecting 3.75% maximum sales charge
The Tax-Exempt Bond Fund of America	2.77	4.89		3.44
American High-Income Municipal Bond Fund	4.15	7.33		4.35
American Funds Tax-Exempt Fund of New York	2.80	5.67	[2]	2.98
The Tax-Exempt Fund of California	3.24	6.60	[3]	3.75

[1]	Based on 2013 federal tax rates. For the year 2013, there will be an Unearned Income Medicare Contribution Tax of 3.8% that applies to net investment income for taxpayers whose modified adjusted gross income exceeds $200,000 (for single filers) and $250,000 (for married filing jointly).Thus, taxpayers in the highest tax bracket will face a combined 43.4% marginal tax rate on their investment income. The federal rates do not include an adjustment for the loss of personal exemptions and the phaseout of itemized deductions that are applicable to certain taxable income levels.
[2]	For investors in the 50.59% federal, New York state and New York City tax bracket.
[3]	For investors in the 50.93% federal and California state tax bracket.

The return of principal for bond funds and for funds with significant underlying bond holdings is not guaranteed. Fund shares are subject to the same interest rate, inflation and credit risks associated with the underlying bond holdings. Bond ratings, which typically range from Aaa/AAA (highest) to D (lowest), are assigned by credit rating agencies such as Moody’s, Standard & Poor’s and/or Fitch as an indication of an issuer’s creditworthiness. Income may be subject to state or local income taxes and/or federal alternative minimum taxes. Also, certain other income (such as distributions from gains on the sale of certain bonds purchased at less than par value, for The Tax-Exempt Bond Fund of America), as well as capital gain distributions, may be taxable. High-yield/lower rated bonds are subject to greater fluctuations in value and risk of loss of income and principal than investment-grade/higher rated bonds. American Funds Tax-Exempt Fund of New York and The Tax-Exempt Fund of California are more susceptible to factors adversely affecting issuers of each state’s tax-exempt securities than a more widely diversified municipal bond fund. Refer to the fund prospectus and the Risk Factors section of this report for more information on these and other risks associated with investing in the funds.

American Funds Tax-Exempt Funds	3

American Funds Short-Term Tax-Exempt Bond Fund

The fund produced a positive total return of 0.16%, exceeding the 0.08% result of the Lipper Short Municipal Debt Funds Average, a peer group measure. The unmanaged Barclays Municipal Short 1–5 Years Index, which has no expenses, returned 0.50%. See page 16 for additional results.

For the fiscal year, the fund paid monthly dividends totaling 12.5 cents a share, amounting to a federally tax-exempt income return of 1.22% for investors who reinvested dividends. This is equivalent to a taxable income return of 2.16% for investors in the 43.4%1 maximum federal tax bracket. A portion of the fund’s return may also be exempt from some state and local taxes.

In a turbulent market environment, the fund’s focus on high-quality issues with shorter durations helped it generate a positive return. Many of the fund’s largest investments were among sectors where revenue bonds support critical local enterprises, including airports (9.9%), hospital facilities (9.0%) and electric utilities (5.1%).

Tax-exempt yields vs. taxable yields

Find your estimated taxable income below to determine your federal tax rate,2 then look in the far right column to see what you would have had to earn from a taxable investment to equal the fund’s 1.20% tax-exempt distribution rate3 as of July 31, 2013.

						The fund’s tax-exempt
If your taxable income is …				… then your federal		distribution rate of 1.20% is
Single		Joint		tax rate is …		equivalent to a taxable rate of …
$0 –	8,925	$0 –	17,850	10.0%		1.33%
8,926 –	36,250	17,851 –	72,500	15.0		1.41
36,251 –	87,850	72,501 –	146,400	25.0		1.60
87,851 –	183,250	146,401 –	223,050	28.0		1.67
183,251 –	398,350	223,051 –	398,350	36.8	[1]	1.90
398,351 –	400,000	398,351 –	450,000	38.8	[1]	1.96
Over 400,000		Over 450,000		43.4	[1]	2.12

[1]	For the year 2013, there will be an Unearned Income Medicare Contribution Tax of 3.8% that applies to net investment income for taxpayers whose modified adjusted gross income exceeds $200,000 (for single filers) and $250,000 (for married filing jointly). Thus taxpayers in the highest tax bracket will face a combined 43.4% marginal tax rate on their investment income.
[2]	Based on 2013 federal tax rates. The federal rates do not include an adjustment for the loss of personal exemptions and the phase-out of itemized deductions that are applicable to certain taxable income levels.
[3]	The distribution rate is based on dividends paid over the last 12 months divided by the maximum offering price as of July 31, 2013. Capital gain distributions, if any, are added back at the maximum offering price to determine the rate.

Fund results shown on the following page are for Class A shares and, unless otherwise indicated, reflect deduction of the maximum sales charge of 2.50% on the $10,000 investment.1 Thus, the net amount invested was $9,750. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com.

4	American Funds Tax-Exempt Funds

How a $10,000 investment has grown

[1]	As outlined in the prospectus, the sales charge is reduced for accounts (and aggregated investments) of $500,000 or more and is eliminated for purchases of $1 million or more. There is no sales charge on dividends or capital gain distributions that are reinvested in additional shares.
[2]	Consists of the Lipper Tax-Exempt Money Market Funds Index through July 31, 2009 (the period ended prior to the fund’s conversion from a tax-exempt money market fund to a short-term tax-exempt bond fund), and the Barclays Municipal Short 1–5 Years Index thereafter. Results of the Lipper Tax-Exempt Money Market Funds Index do not reflect any sales charges. The Barclays index is unmanaged and, therefore, has no expenses.
[3]	Prior to August 7, 2009, the fund was operated as a money market fund and did not have an initial sales charge.
[4]	In 2009, the fund changed its fiscal year-end from September 30 to July 31.

The results shown are before taxes on fund distributions and sale of fund shares.

Average annual total returns based on a $1,000 investment

For periods ended July 31, 2013*

	1 year	5 years	10 years

Class A shares	–2.30%	0.89%	1.43%

*	Assumes reinvestment of all distributions and payment of the maximum 2.50% sales charge.

The five-and 10-year investment results include the fund’s results as a money market fund through the date of its conversion (August 7, 2009) to a short-term tax-exempt bond fund, and therefore are not representative of the fund’s results had it operated as a short-term tax-exempt bond fund for the full term of those periods. Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, investment results reflect expense reimbursements, without which results would have been lower. Visit americanfunds.com for more information.

Quality ratings*

Percent of net assets

*	Bond ratings, which typically range from Aaa/AAA (highest) to D (lowest), are assigned by credit rating agencies such as Moody’s, Standard & Poor’s and/or Fitch as an indication of an issuer’s creditworthiness. If agency ratings differ, the security will be considered to have received the highest of those ratings, consistent with the fund’s investment policies. The ratings are not covered by the Report of Independent Registered Public Accounting Firm.

American Funds Tax-Exempt Funds	5

Limited Term Tax-Exempt Bond Fund of America

The fund’s total return was –0.13%. That result outpaced the –1.84% return of the fund’s peer group, as measured by the Lipper Intermediate Municipal Debt Funds Average. By way of comparison, the return for the unmanaged Barclays Municipal Short-Intermediate 1–10 Years Index, which has no expenses, was –0.18%. See page 16 for fund results over longer periods of time.

For the fiscal year, the fund paid monthly dividends totaling about 40 cents a share, amounting to a federally tax-exempt income return of 2.47% for investors who reinvested dividends. This is equivalent to a taxable income return of 4.36% for investors in the 43.4%1 maximum federal tax bracket.

The fund invests in investment-grade bonds (those rated Baa/BBB and above) with short- to medium-length maturities. This relatively conservative approach helped it provide a measure of relative stability during the year. At the end of the year, debt rated A and higher accounted for 82.7% of the portfolio’s holdings. The portfolio included significant holdings of revenue bonds in a variety of sectors, including hospital facilities (12.2%), airports (12.2%) and electric utilities (7.3%).

Tax-exempt yields vs. taxable yields

Find your estimated taxable income below to determine your federal tax rate,2 then look in the far right column to see what you would have had to earn from a taxable investment to equal the fund’s 2.45% tax-exempt distribution rate3 as of July 31, 2013.

						The fund’s tax-exempt
If your taxable income is …				… then your federal		distribution rate of 2.45% is
Single		Joint		tax rate is …		equivalent to a taxable rate of …
$0 –	8,925	$0 –	17,850	10.0%		2.72%
8,926 –	36,250	17,851 –	72,500	15.0		2.88
36,251 –	87,850	72,501 –	146,400	25.0		3.27
87,851 –	183,250	146,401 –	223,050	28.0		3.40
183,251 –	398,350	223,051 –	398,350	36.8	[1]	3.88
398,351 –	400,000	398,351 –	450,000	38.8	[1]	4.00
Over 400,000		Over 450,000		43.4	[1]	4.33

[1]	For the year 2013, there will be an Unearned Income Medicare Contribution Tax of 3.8% that applies to net investment income for taxpayers whose modified adjusted gross income exceeds $200,000 (for single filers) and $250,000 (for married filing jointly).Thus taxpayers in the highest tax bracket will face a combined 43.4% marginal tax rate on their investment income.
[2]	Based on 2013 federal tax rates. The federal rates do not include an adjustment for the loss of personal exemptions and the phase-out of itemized deductions that are applicable to certain taxable income levels.
[3]	The distribution rate is based on dividends paid over the last 12 months divided by the maximum offering price as of July 31, 2013. Capital gain distributions, if any, are added back at the maximum offering price to determine the rate.

Fund results shown on the following page are for Class A shares and, unless otherwise indicated, reflect deduction of the maximum sales charge of 2.50% on the $10,000 investment.1 Thus, the net amount invested was $9,750. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com.

6	American Funds Tax-Exempt Funds

How a $10,000 investment has grown

[1]	As outlined in the prospectus, the sales charge is reduced for accounts (and aggregated investments) of $500,000 or more and is eliminated for purchases of $1 million or more. There is no sales charge on dividends or capital gain distributions that are reinvested in additional shares.
[2]	The market index is unmanaged and, therefore, has no expenses.

The results shown are before taxes on fund distributions and sale of fund shares.

Average annual total returns based on a $1,000 investment

For periods ended July 31, 2013*

	1 year	5 years	10 years

Class A shares	–2.63%	3.68%	3.44%

*	Assumes reinvestment of all distributions and payment of the maximum 2.50% sales charge.

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, investment results reflect fee waivers, without which results would have been lower. Visit americanfunds.com for more information.

Quality ratings*

Percent of net assets

*	Bond ratings, which typically range from Aaa/AAA (highest) to D (lowest), are assigned by credit rating agencies such as Moody’s, Standard & Poor’s and/or Fitch as an indication of an issuer’s creditworthiness. If agency ratings differ, the security will be considered to have received the highest of those ratings, consistent with the fund’s investment policies. Securities in the “unrated” category (above) have not been rated by a rating agency; however, the investment adviser performs its own credit analysis and assigns comparable ratings that are used for compliance with the fund’s investment policies. The ratings are not covered by the Report of Independent Registered Public Accounting Firm.

American Funds Tax-Exempt Funds	7

The Tax-Exempt Bond Fund of America

For the 11 months ended July 31, 2013, the fund recorded a –1.93% decline. The result was better than both the –3.26% total return of the Lipper General & Insured Municipal Debt Funds Average, a peer group measure, and the –2.30% return of the Barclays Municipal Bond Index, which is unmanaged and has no expenses. Results for longer time periods can be found on page 16.

For the 11-month period, the fund paid monthly dividends totaling about 40.1 cents a share, amounting to a federally tax-exempt income return of 3.11% for investors who reinvested dividends. This is equivalent to a taxable income return of 5.49% for investors in the 43.4%1 maximum federal tax bracket. The fund does not invest in bonds subject to the Alternative Minimum Tax (AMT).

In advance of the turbulent period that closed out the fiscal year, the fund’s managers adopted a relatively conservative approach, focusing on shorter duration securities. At fiscal year-end the fund’s average duration was seven years. Although the fund’s overall return was negative, this approach helped results on a relative basis. The fund’s managers continued to concentrate on revenue bonds, an area of the market where they believe credit research is most useful. With investments in more than 2,000 individual securities representing 50 U.S. states and territories, the fund also maintained broad geographic diversification.

Tax-exempt yields vs. taxable yields

Find your estimated taxable income below to determine your federal tax rate,2 then look in the far right column to see what you would have had to earn from a taxable investment to equal the fund’s 3.40% tax-exempt distribution rate3 as of July 31, 2013.

						The fund’s tax-exempt
If your taxable income is …				… then your federal		distribution rate of 3.40% is
Single		Joint		tax rate is …		equivalent to a taxable rate of …
$0 –	8,925	$0 –	17,850	10.0%		3.78%
8,926 –	36,250	17,851 –	72,500	15.0		4.00
36,251 –	87,850	72,501 –	146,400	25.0		4.53
87,851 –	183,250	146,401 –	223,050	28.0		4.72
183,251 –	398,350	223,051 –	398,350	36.8	[1]	5.38
398,351 –	400,000	398,351 –	450,000	38.8	[1]	5.56
Over 400,000		Over 450,000		43.4	[1]	6.01

[1]	For the year 2013, there will be an Unearned Income Medicare Contribution Tax of 3.8% that applies to net investment income for taxpayers whose modified adjusted gross income exceeds $200,000 (for single filers) and $250,000 (for married filing jointly).Thus taxpayers in the highest tax bracket will face a combined 43.4% marginal tax rate on their investment income.
[2]	Based on 2013 federal tax rates. The federal rates do not include an adjustment for the loss of personal exemptions and the phase-out of itemized deductions that are applicable to certain taxable income levels.
[3]	The distribution rate is based on dividends paid over the last 12 months divided by the maximum offering price as of July 31, 2013. Capital gain distributions, if any, are added back at the maximum offering price to determine the rate.

Fund results shown on the following page are for Class A shares and, unless otherwise indicated, reflect deduction of the maximum sales charge of 3.75% on the $10,000 investment.1 Thus, the net amount invested was $9,625. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com.

8	American Funds Tax-Exempt Funds

How a $10,000 investment has grown

[1]	As outlined in the prospectus, the sales charge is reduced for accounts (and aggregated investments) of $100,000 or more and is eliminated for purchases of $1 million or more. There is no sales charge on dividends or capital gain distributions that are reinvested in additional shares.
[2]	The index is unmanaged and, therefore, has no expenses.

The results shown are before taxes on fund distributions and sale of fund shares.

Average annual total returns based on a $1,000 investment

For periods ended July 31, 2013*

	1 year	5 years	10 years

Class A shares	–5.34%	4.01%	3.93%

*	Assumes reinvestment of all distributions and payment of the maximum 3.75% sales charge.

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, investment results reflect fee waivers, without which results would have been lower. Visit americanfunds.com for more information.

Quality ratings*

Percent of net assets

*	Bond ratings, which typically range from Aaa/AAA (highest) to D (lowest), are assigned by credit rating agencies such as Moody’s, Standard & Poor’s and/or Fitch as an indication of an issuer’s creditworthiness. If agency ratings differ, the security will be considered to have received the highest of those ratings, consistent with the fund’s investment policies. Securities in the “unrated” category (above) have not been rated by a rating agency; however, the investment adviser performs its own credit analysis and assigns comparable ratings that are used for compliance with the fund’s investment policies. The ratings are not covered by the Report of Independent Registered Public Accounting Firm.

American Funds Tax-Exempt Funds	9

American High-Income Municipal Bond Fund

The fund recorded a total return of –0.25%, outpacing the –2.62% return of the Lipper High-Yield Municipal Debt Funds Average, a measure of the fund’s peer group. The unmanaged Barclays High Yield Municipal Bond Index, which has no expenses, advanced 0.80%. For fund results over extended time frames, see page 16.

For the period, the fund paid monthly dividends totaling 63.4 cents a share, amounting to a federally tax-exempt income return of 4.27% for investors who reinvested dividends. This is equivalent to a taxable income return of 7.54% for investors in the 43.4%1 maximum federal tax bracket. A portion of the fund’s return may also be exempt from some state and local taxes.

Although higher yielding bonds sustained particularly steep declines in the final three months of the fiscal year, generally speaking lower rated bonds outpaced the broader market in part because of strong demand for yield in the earlier part of the period.

The fund’s managers rely on intensive credit research in their efforts to identify bonds that they believe offer the best potential return given their risk. This research-driven approach has resulted in a broadly diversified portfolio. We believe strong credit selection bolstered the fund’s result on a relative basis as it avoided some of the more troubled issuers in the market. While the fund’s overall total return was negative for the year, we believe the portfolio is well positioned for the long term.

Tax-exempt yields vs. taxable yields

Find your estimated taxable income below to determine your federal tax rate,2 then look in the far right column to see what you would have had to earn from a taxable investment to equal the fund’s 4.22% tax-exempt distribution rate3 as of July 31, 2013.

								The fund’s tax-exempt
If your taxable income is …						… then your federal		distribution rate of 4.22% is
Single			Joint			tax rate is …		equivalent to a taxable rate of …
$0	–	8,925	$0	–	17,850	10.0%		4.69%
8,926	–	36,250	17,851	–	72,500	15.0		4.96
36,251	–	87,850	72,501	–	146,400	25.0		5.63
87,851	–	183,250	146,401	–	223,050	28.0		5.86
183,251	–	398,350	223,051	–	398,350	36.8	[1]	6.68
398,351	–	400,000	398,351	–	450,000	38.8	[1]	6.90
Over 400,000			Over 450,000			43.4	[1]	7.46

[1]	For the year 2013, there will be an Unearned Income Medicare Contribution Tax of 3.8% that applies to net investment income for taxpayers whose modified adjusted gross income exceeds $200,000 (for single filers) and $250,000 (for married filing jointly). Thus taxpayers in the highest tax bracket will face a combined 43.4% marginal tax rate on their investment income.
[2]	Based on 2013 federal tax rates. The federal rates do not include an adjustment for the loss of personal exemptions and the phase-out of itemized deductions that are applicable to certain taxable income levels.
[3]	The distribution rate is based on dividends paid over the last 12 months divided by the maximum offering price as of July 31, 2013. Capital gain distributions, if any, are added back at the maximum offering price to determine the rate.

Fund results shown on the following page are for Class A shares and, unless otherwise indicated, reflect deduction of the maximum sales charge of 3.75% on the $10,000 investment.1 Thus, the net amount invested was $9,625. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com.

10	American Funds Tax-Exempt Funds

How a $10,000 investment has grown

[1]	As outlined in the prospectus, the sales charge is reduced for accounts (and aggregated investments) of $100,000 or more and is eliminated for purchases of $1 million or more. There is no sales charge on dividends or capital gain distributions that are reinvested in additional shares.
[2]	The index is unmanaged and, therefore, has no expenses.

The results shown are before taxes on fund distributions and sale of fund shares.

Average annual total returns based on a $1,000 investment

For periods ended July 31, 2013*

	1 year	5 years	10 years

Class A shares	–4.00%	4.49%	4.00%

*	Assumes reinvestment of all distributions and payment of the maximum 3.75% sales charge.

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, investment results reflect fee waivers, without which results would have been lower. Visit americanfunds.com for more information.

Quality ratings*

Percent of net assets

*	Bond ratings, which typically range from Aaa/AAA (highest) to D (lowest), are assigned by credit rating agencies such as Moody’s, Standard & Poor’s and/or Fitch as an indication of an issuer’s creditworthiness. If agency ratings differ, securities are placed in the lowest-rated category. Securities in the “unrated” category (above) have not been rated by a rating agency; however, the investment adviser performs its own credit analysis and assigns comparable ratings that are used for compliance with the fund’s investment policies.
The ratings are not covered by the Report of Independent Registered Public Accounting Firm.

American Funds Tax-Exempt Funds	11

American Funds Tax-Exempt Fund of New York

The fund registered a decline of –3.16%. That result bested the –3.85% total return of the Lipper New York Municipal Debt Funds Average, a measure of its peer group. The unmanaged Barclays New York Municipal Index, which has no expenses, declined –2.25%. The fund’s lifetime (since 11/1/10) average annual total return can be found on page 16.

For the fiscal year, the fund paid monthly dividends totaling about 31 cents a share, representing an income return of 2.90% for those who reinvested dividends. For investors in the 50.59% combined effective federal, New York state and New York City tax bracket, this is equivalent to a taxable income return of 5.87%.

Generally speaking, New York municipal bonds lagged the broader market during the period, in part due to a healthy level of issuance within the state.

The fund’s managers sought to maintain a broadly diversified portfolio throughout the period, including holdings spanning the credit spectrum and representing a wide variety of sectors and issuers. A modest exposure to securities issued by Puerto Rico contributed to the fund’s negative return, as Puerto Rico’s credit rating was downgraded by Moody’s during the year.

Tax-exempt yields vs. taxable yields

Find your estimated 2013 taxable income below to determine your combined federal and New York state tax rate,1,2 then look in the right-hand column to see what you would have had to earn from a taxable investment to equal the fund’s 2.93% tax-exempt distribution rate3 at July 31, 2013.

						… then your combined	The fund’s tax-exempt
If your taxable income is …						federal and New York	distribution rate of 2.93% is
Single			Joint			state tax rate is …	equivalent to a taxable rate of …
$0	–	8,200	$0	–	16,450	13.60%	3.39%
8,201	–	8,925	16,451	–	17,850	14.05	3.41
8,926	–	11,300	17,851	–	22,600	18.83	3.61
11,301	–	13,350	22,601	–	26,750	19.46	3.64
13,351	–	20,550	26,751	–	41,150	20.02	3.66
20,551	–	36,250	41,151	–	72,500	20.48	3.68
36,251	–	77,150	72,501	–	146,400	29.84	4.18
77,151	–	87,850		–		29.99	4.19
	–		146,401	–	154,350	32.64	4.35
87,851	–	183,250	154,351	–	223,050	32.79	4.36
183,251	–	205,850	223,051	–	308,750	41.00	4.97
205,851	–	398,350	308,751	–	398,350	41.13	4.98
398,351	–	400,000	398,351	–	450,000	42.99	5.14
400,001	–	1,029,250	450,001	–	2,058,550	47.28	5.56
Over 1,029,250			Over 2,058,550			48.39	5.68

[1]	Income generated by the fund’s investments is also generally exempt from New York City taxes, offering additional tax advantages to New York City residents.
[2]	Based on 2013 federal and New York state tax rates. (State rates from 4.00% to 8.82% are individually calculated for each bracket. The federal brackets are expanded to include additional state brackets.) The effective combined tax rates assume full deductibility of state taxes.
[3]	The distribution rate is based on dividends paid over the last 12 months divided by the maximum offering price as of July 31, 2013. Capital gain distributions, if any, are added back at the maximum offering price to determine the rate.

Fund results shown on the following page are for Class A shares and, unless otherwise indicated, reflect deduction of the maximum sales charge of 3.75% on the $10,000 investment.1 Thus, the net amount invested was $9,625. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com.

12	American Funds Tax-Exempt Funds

How a $10,000 investment has grown

(for the period November 1, 2010, to July 31, 2013, with dividends reinvested)

[1]	As outlined in the prospectus, the sales charge is reduced for accounts (and aggregated investments) of $100,000 or more and is eliminated for purchases of $1 million or more. There is no sales charge on dividends or capital gain distributions that are reinvested in additional shares.
[2]	The index is unmanaged and, therefore, has no expenses.

The results shown are before taxes on fund distributions and sale of fund shares.

Average annual total returns based on a $1,000 investment

For periods ended July 31, 2013*

	1 year	Lifetime (since 11/1/10)

Class A shares	–6.77%	2.29%

*	Assumes reinvestment of all distributions and payment of the maximum 3.75% sales charge.

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, investment results reflect expense reimbursements, without which results would have been lower. These reimbursements may be adjusted or discontinued by the investment adviser at any time, subject to any restrictions in the fund’s prospectus. Visit americanfunds.com for more information.

Quality ratings*

Percent of net assets

*	Bond ratings, which typically range from Aaa/AAA (highest) to D (lowest), are assigned by credit rating agencies such as Moody’s, Standard & Poor’s and/or Fitch as an indication of an issuer’s creditworthiness. If agency ratings differ, the security will be considered to have received the highest of those ratings, consistent with the fund’s investment policies. Securities in the “unrated” category (above) have not been rated by a rating agency; however, the investment adviser performs its own credit analysis and assigns comparable ratings that are used for compliance with the fund’s investment policies. The ratings are not covered by the Report of Independent Registered Public Accounting Firm.

American Funds Tax-Exempt Funds	13

The Tax-Exempt Fund of California

For the 11 months ended July 31, 2013, the fund declined –1.45%. That result was better than the –2.95% total return of the fund’s peer group, as measured by the Lipper California Municipal Debt Funds Average. By way of comparison, the unmanaged Barclays California Municipal Index, which has no expenses, registered a –1.79% return. See page 16 for fund results over extended time periods.

For the period, the fund paid monthly dividends totaling about 58.5 cents a share, amounting to an income return of 3.39% for investors who reinvested dividends. This is equivalent to a taxable income return of 6.91% for investors in the 50.93% effective combined federal and California tax bracket.

The health of the California economy improved markedly over the fiscal period, and the state reported that income and sales tax receipts had increased. With higher income and sales taxes in effect this year, this trend is likely to continue if the economy continues to gain strength.

During the period, the fund’s managers began to position the fund more defensively, opting for shorter duration bonds. The portfolio remains heavily invested in revenue bonds, such as those issued by airports, water and sewer facilities, and electric utilities.

Tax-exempt yields vs. taxable yields

Find your estimated 2013 taxable income below to determine your combined federal and California tax rate,* then look in the right-hand column to see what you would have had to earn from a taxable investment to equal the fund’s 3.68% tax-exempt distribution rate† at July 31, 2013.

						… then your combined	The fund’s tax-exempt
If your taxable income is …						federal and California	distribution rate of 3.68% is
Single			Joint			state tax rate is …	equivalent to a taxable rate of …
$0	–	7,582	$0	–	15,164	10.90%	4.13%
7,583	–	8,925	15,165	–	17,850	11.80	4.17
8,926	–	17,976	17,851	–	35,952	16.70	4.42
17,977	–	28,371	35,953	–	56,742	18.40	4.51
28,372	–	36,250	56,743	–	72,500	20.10	4.61
36,251	–	39,384	72,501	–	78,768	29.50	5.22
39,385	–	49,774	78,769	–	99,548	31.00	5.33
49,775	–	87,850	99,549	–	146,400	31.98	5.41
87,851	–	183,250	146,401	–	223,050	34.70	5.64
183,251	–	254,250	223,051	–	398,350	42.68	6.42
254,251	–	305,100		–		43.31	6.49
305,101	–	398,350		–		43.94	6.56
	–		398,351	–	450,000	44.49	6.63
398,351	–	400,000		–		45.72	6.78
	–		450,001	–	508,500	48.66	7.17
	–		508,501	–	610,200	49.23	7.25
400,001	–	508,500	610,201	–	1,000,000	49.80	7.33
508,501	–	1,000,000	1,000,001	–	1,017,000	50.36	7.41
Over 1,000,000			Over 1,017,000			50.93	7.50

*	Based on 2013 federal and 2013 California tax rates. (State rates from 1.0% to 13.3% are individually calculated for each bracket. The federal brackets are expanded to include additional state brackets.) The effective combined tax rates paid by California residents may be lower than those shown due to the availability of income tax deductions.
†	The distribution rate is based on dividends paid over the last 12 months divided by the maximum offering price as of July 31, 2013. Capital gains distributions, if any, are added back at the maximum offering price to determine the rate.

Fund results shown on the following page are for Class A shares and, unless otherwise indicated, reflect deduction of the maximum sales charge of 3.75% on the $10,000 investment.1 Thus, the net amount invested was $9,625. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com.

14	American Funds Tax-Exempt Funds

How a $10,000 investment has grown

[1]	As outlined in the prospectus, the sales charge is reduced for accounts (and aggregated investments) of $100,000 or more and is eliminated for purchases of $1 million or more. There is no sales charge on dividends or capital gain distributions that are reinvested in additional shares.
[2]	The index is unmanaged and, therefore, has no expenses.

The results shown are before taxes on fund distributions and sale of fund shares.

Average annual total returns based on a $1,000 investment

For periods ended July 31, 2013*

	1 year	5 years	10 years

Class A shares	–4.73%	4.68%	4.12%

*	Assumes reinvestment of all distributions and payment of the maximum 3.75% sales charge.

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, investment results reflect fee waivers, without which results would have been lower. Visit americanfunds.com for more information.

Quality ratings*

Percent of net assets

*	Bond ratings, which typically range from Aaa/AAA (highest) to D (lowest), are assigned by credit rating agencies such as Moody’s, Standard & Poor’s and/or Fitch as an indication of an issuer’s creditworthiness. If agency ratings differ, the security will be considered to have received the highest of those ratings, consistent with the fund’s investment policies. Securities in the “unrated” category (above) have not been rated by a rating agency; however, the investment adviser performs its own credit analysis and assigns comparable ratings that are used for compliance with the fund’s investment policies. The ratings are not covered by the Report of Independent Registered Public Accounting Firm.

American Funds Tax-Exempt Funds	15

Results at a glance

For periods ended July 31, 2013, with distributions reinvested

	Cumulative total returns	Average annual total returns
	1 year	5 years	10 years	Lifetime[1]

American Funds Short-Term Tax-Exempt Bond Fund (Class A shares)	0.16%	—%	—%	1.73%
Barclays Municipal Short 1-5 Years Index[2,3]	0.50	—	—	2.25
Lipper Short Municipal Debt Funds Average	0.08	—	—	1.61

Limited Term Tax-Exempt Bond Fund of America (Class A shares)	–0.13	4.20	3.70	4.35
Barclays Municipal Short-Intermediate 1-10 Years Index[2,4]	–0.18	4.15	3.93	4.56
Lipper Intermediate Municipal Debt Funds Average	–1.84	4.09	3.68	4.44

The Tax-Exempt Bond Fund of America (Class A shares)	–1.65	4.81	4.32	6.74
Barclays Municipal Bond Index[2]	–2.19	5.07	4.71	–	[5]
Lipper General & Insured Municipal Debt Funds Average	–3.04	4.48	3.94	6.49

American High-Income Municipal Bond Fund (Class A shares)	–0.25	5.29	4.40	5.43
Barclays Municipal Bond Index[2]	–2.19	5.07	4.71	5.64
Barclays High Yield Municipal Bond Index[2]	0.80	6.08	6.10	–	[5]
Lipper High-Yield Municipal Debt Funds Average	–2.62	4.37	4.11	4.89

American Funds Tax-Exempt Fund of New York (Class A shares)	–3.16	—	—	3.72
Barclays New York Municipal Index[2]	–2.25	—	—	3.00
Lipper New York Municipal Debt Funds Average	–3.85	—	—	2.51

The Tax-Exempt Fund of California (Class A shares)	–1.03	5.48	4.52	5.69
Barclays California Municipal Index[2]	–1.63	5.35	4.96	—	[5]
Lipper California Municipal Debt Funds Average	–2.74	4.73	4.15	5.62

[1]	Since 8/7/09 (American Funds Short-Term Tax-Exempt Bond Fund), 10/6/93 (Limited Term Tax-Exempt Bond Fund of America), 10/3/79 (The Tax-Exempt Bond Fund of America), 9/26/94 (American High-Income Municipal Bond Fund), 11/1/10 (American Funds Tax-Exempt Fund of New York) and 10/28/86 (The Tax-Exempt Fund of California).
[2]	The index is unmanaged and, therefore, has no expenses.
[3]	Barclays Municipal Short 1–5 Years Index is a market value-weighted index that includes investment-grade tax-exempt bonds with maturities of one to five years.
[4]	Barclays Municipal Short-Intermediate 1-10 Years Index is a market-value-weighted index that includes investment-grade tax-exempt bonds with maturities of one to 10 years.
[5]	This index did not exist at the fund’s inception.

16	American Funds Tax-Exempt Funds

American Funds Short-Term Tax-Exempt Bond Fund

Summary investment portfolio July 31, 2013

Bonds, notes & other debt instruments 81.02%	Principal amount (000)	Value (000)	Percent of net assets
California 8.27%
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Ref. Bonds, Series 2007-E-3, 0.76% 2047 (put 2019)[1]	$3,000	$3,018	.39%
Various Purpose G.O. Ref. Bonds, 5.00% 2018	3,000	3,500	.46
Health Facs. Fncg. Auth., Rev. Ref. Bonds (St. Joseph Health System), Series 2009-B, 5.00% 2015	1,000	1,077
Health Facs. Fncg. Auth., Rev. Ref. Bonds (St. Joseph Health System), Series 2009-C, 5.00% 2034 (put 2014)	4,500	4,724
Health Facs. Fncg. Auth., Rev. Ref. Bonds (St. Joseph Health System), Series 2013-B, 5.00% 2043 (put 2017)	1,145	1,298	1.15
Health Facs. Fncg. Auth., Rev. Ref. Bonds (St. Joseph Health System), Series 2013-D, 5.00% 2043 (put 2020)	1,500	1,705
Infrastructure and Econ. Dev. Bank, Rev. Ref. Bonds (J. Paul Getty Trust), Series 2011-A-1, 0.56% 2038 (put 2014)[1]	7,500	7,517
Infrastructure and Econ. Dev. Bank, Rev. Ref. Bonds (J. Paul Getty Trust), Series 2012-B-1, 0.36% 2047 (put 2015)[1]	530	530	1.31
Infrastructure and Econ. Dev. Bank, Rev. Ref. Bonds (J. Paul Getty Trust), Series 2013-A-1, 0.34% 2047 (put 2016)[1]	2,000	1,994
Los Angeles County Metropolitan Transportation Auth., Proposition A, Sales Tax Rev. Ref. Bonds, Series 2013-A, 5.00% 2018	3,000	3,532	.46
Other securities		34,602	4.50
		63,497	8.27

Colorado 1.06%
Dept. of Transportation, Transportation Rev. Ref. Anticipation Notes, 5.00% 2016	5,000	5,690	.74
Other securities		2,413	.32
		8,103	1.06

Florida 9.46%
Citizens Property Insurance Corp., Coastal Account Secured Bonds, Series 2011-A-1, 5.00% 2015	1,500	1,611
Citizens Property Insurance Corp., High-Risk Account Secured Bonds, Series 2009-A-1, 6.00% 2017	1,300	1,503
Citizens Property Insurance Corp., High-Risk Account Secured Bonds, Series 2010-A-1, 5.00% 2015	1,000	1,074	1.33
Citizens Property Insurance Corp., High-Risk Account Secured Bonds, Series 2010-A-1, 5.00% 2016	4,905	5,416
Citizens Property Insurance Corp., High-Risk Account Secured Rev. Ref. Bonds, Series 2007-A, National insured, 5.00% 2015	550	586
Hurricane Catastrophe Fund Fin. Corp., Rev. Bonds, Series 2010-A, 5.00% 2015	4,000	4,320
Hurricane Catastrophe Fund Fin. Corp., Rev. Bonds, Series 2010-A, 5.00% 2016	4,295	4,767	1.18
City of Lakeland, Energy System Rev. Ref. Bonds, Series 2012, 0.81% 2017[1]	3,800	3,777	.49
Miami-Dade County, Aviation Rev. Ref. Bonds, Series 2005-B, AMT, Assured Guaranty Municipal insured, 5.00% 2016	3,000	3,266	.43
State Board of Education, Public Education Capital Outlay Ref. Bonds, Series 2009-B, 5.00% 2015	3,000	3,250	.42
City of Tampa, Utility Tax Rev. Ref. Bonds, National insured, 5.00% 2015	3,615	3,954	.51
Other securities		39,140	5.10
		72,664	9.46

American Funds Tax-Exempt Funds	17

American Funds Short-Term Tax-Exempt Bond Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)	Percent of net assets
Illinois 3.85%
Unemployment Insurance Fund Building Receipts Rev. Bonds (Illinois Dept. of Employment Security), Series 2012-A, 5.00% 2016	$4,000	$4,538	.59%
Other securities		25,043	3.26
		29,581	3.85

Indiana 2.80%
Health and Educational Fac. Fncg. Auth., Rev. Bonds (Ascension Health Credit Group), Series 2011-A-1, 1.50% 2036 (put 2014)	2,000	2,025
Health and Educational Fac. Fncg. Auth., Rev. Bonds (Ascension Health Credit Group), Series 2005-A-5, 2.00% 2027 (put 2017)	2,000	2,002	.93
Health Fac. Fin. Auth., Rev. Bonds (Ascension Health Credit Group), Series 2005-A-6, 5.00% 2027 (put 2014)	3,000	3,118
Other securities		14,379	1.87
		21,524	2.80

Michigan 3.65%
Kent Hospital Fin. Auth., Rev. Ref. Bonds (Spectrum Health System), Series 2008-A, 5.50% 2047 (put 2015)	5,000	5,361	.70
Regents of the University of Michigan, General Rev. Ref. Bonds, Series 2012-F, 0.46% 2043 (put 2016)[1]	3,000	3,000	.39
Other securities		19,645	2.56
		28,006	3.65

Minnesota 1.98%
G.O. State Ref. Bonds, Series 2007, 5.00% 2013	4,000	4,000
G.O. State Various Purpose Ref. Bonds, Series 2010-D, 4.00% 2013	4,650	4,650	1.13
Other securities		6,541	.85
		15,191	1.98

Missouri 1.11%
City of St. Louis, Airport Rev. Ref. Bonds (Lambert-St. Louis International Airport), Series 2007-B, AMT, Assured Guaranty Municipal insured, 5.00% 2016	5,000	5,515	.72
Other securities		3,033	.39
		8,548	1.11

Nevada 2.40%
Clark County, Airport System Rev. Bonds, Series 2004-A-1, AMT, FGIC-National insured, 5.50% 2017	4,500	4,691	.61
Other securities		13,768	1.79
		18,459	2.40

18	American Funds Tax-Exempt Funds

American Funds Short-Term Tax-Exempt Bond Fund

	Principal amount (000)	Value (000)	Percent of net assets
New Jersey 2.84%
Higher Education Student Assistance Auth., Student Loan Rev. Bonds, Series 2010-2, 4.00% 2013	$2,000	$2,024
Higher Education Student Assistance Auth., Student Loan Rev. Bonds, Series 2010-2, 5.00% 2014	2,000	2,117
Higher Education Student Assistance Auth., Student Loan Rev. Bonds, Series 2011-A-1, AMT, 0.575% 2020[1]	460	457	1.38%
Higher Education Student Assistance Auth., Student Loan Rev. Bonds, Series 2012-1A, AMT, 4.00% 2017	3,500	3,751
Higher Education Student Assistance Auth., Student Loan Rev. Bonds, Series 2012-1A, AMT, 5.00% 2018	2,000	2,228
Other securities		11,256	1.46
		21,833	2.84

New Mexico 0.88%
Educational Assistance Foundation, Education Loan Rev. Ref. Bonds, Series 2009-C, AMT, 3.90% 2014	3,000	3,093	.40
Other securities		3,650	.48
		6,743	.88

New York 8.61%
City of New York, G.O. Bonds, Fiscal 2008 Series J-4, 0.61% 2025[1]	5,000	5,066
City of New York, G.O. Bonds, Fiscal 2010 Series C, 5.00% 2014	1,000	1,048
City of New York, G.O. Bonds, Fiscal 2010 Series C, 5.00% 2015	1,000	1,090
City of New York, G.O. Bonds, Fiscal 2011 Series B, 5.00% 2015	1,000	1,090	1.52
City of New York, G.O. Bonds, Fiscal 2011 Series I-1, 5.00% 2015	1,000	1,090
City of New York, G.O. Bonds, Fiscal 2011 Series I-1, 5.00% 2017	1,000	1,145
City of New York, G.O. Bonds, Fiscal 2012 Series I, 5.00% 2018	1,000	1,165
New York City, Health and Hospitals Corp., Health System Rev. Ref. Bonds, Series 2010-A, 5.00% 2017	3,000	3,348	.43
Triborough Bridge and Tunnel Auth., General Rev. Bonds, Series 2008-B, 5.00% 2025 (put 2013)	4,000	4,053	.53
Other securities		47,063	6.13
		66,158	8.61

North Carolina 0.39%
Medical Care Commission, Health Care Facs. Rev. Ref. Bonds (Wake Forest Baptist Obligated Group), Series 2012-C, 0.80% 2033 (put 2017)[1]	3,000	3,000	.39
North Dakota 0.52%
Housing Fin. Agcy., Housing Fin. Program Bonds (Home Mortgage Fin. Program), Series 2012-A, 3.75% 2042	3,785	3,960	.52
Ohio 3.04%
City of Cleveland, Airport System Rev. Bonds, Series 2000-C, Assured Guaranty Municipal insured, 5.00% 2017	2,500	2,779
City of Cleveland, Airport System Rev. Ref. Bonds, Series 2011-A, Assured Guaranty Municipal insured, 5.00% 2016	4,500	4,915	1.00
Other securities		15,655	2.04
		23,349	3.04

American Funds Tax-Exempt Funds	19

American Funds Short-Term Tax-Exempt Bond Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)	Percent of net assets
Oregon 1.33%
Dept. of Administrative Services, Ref. Certs. of Part., Series 2009-D, 5.00% 2013	$3,345	$3,386	.44%
Other securities		6,859	.89
		10,245	1.33

Pennsylvania 2.15%
Econ. Dev. Fncg. Auth., Unemployment Compensation Rev. Bonds, Series 2012-B, 5.00% 2021	4,000	4,572	.59
Other securities		11,962	1.56
		16,534	2.15

South Carolina 0.40%
Public Service Auth., Rev. Ref. Obligations (Santee Cooper), Series 2012-C, 5.00% 2013	3,000	3,048	.40

Tennessee 2.02%
Housing Dev. Agcy., Homeownership Program Bonds, Issue 2012-1-C, 4.50% 2037	1,410	1,551
Housing Dev. Agcy., Homeownership Program Bonds, Issue 2012-2-C, 4.00% 2038	980	1,058
Housing Dev. Agcy., Homeownership Program Rev. Ref. Bonds, Issue 2011-1-A, AMT, 4.50% 2031	2,725	2,922	1.15
Housing Dev. Agcy., Homeownership Program Rev. Ref. Bonds, Issue 2012-1-A, AMT, 4.50% 2038	1,175	1,238
Housing Dev. Agcy., Residential Fin. Program Bonds, Issue 2013-1-C, 3.00% 2038	2,000	2,074
Memphis-Shelby County Airport Auth., Airport Rev. Ref. Bonds, Series 2011-A-1, AMT, 5.00% 2016	3,220	3,536	.46
Other securities		3,138	.41
		15,517	2.02

Texas 5.75%
Grand Parkway Transportation Corp., System Toll Rev. Bonds, Series 2013-C, 2.00% 2017 (put 2014)	5,000	5,040	.66
Houston Independent School Dist. (Harris County), Limited Tax Schoolhouse Bonds, Series 2013-B, 1.00% 2035 (put 2014)	6,000	6,027
Houston Independent School Dist. (Harris County), Limited Tax Schoolhouse Bonds, Series 2013-B, 2.00% 2037 (put 2016)	3,400	3,489	1.24
Other securities		29,611	3.85
		44,167	5.75

Vermont 0.53%
Student Assistance Corp., Education Loan Rev. Notes, Series 2012-B, AMT, 1.773% 2022[1]	4,054	4,066	.53
Virginia 0.43%
Tobacco Settlement Fncg. Corp., Tobacco Settlement Asset-backed Bonds, Series 2005, 5.50% 2026 (preref. 2014)	3,080	3,285	.43
Washington 2.65%
Public Utility Dist. No. 2 of Grant County, Electric System Rev. Ref. Bonds, Series 2011-I, 5.00% 2017	3,750	4,227	.55
Other securities		16,092	2.10
		20,319	2.65

20	American Funds Tax-Exempt Funds

American Funds Short-Term Tax-Exempt Bond Fund

	Principal amount (000)	Value (000)	Percent of net assets
Wisconsin 1.30%
Health and Educational Facs. Auth., Rev. Bonds (Ascension Health Alliance Senior Credit Group), Series 2013-B-2, 4.00% 2043 (put 2019)	$1,000	$1,087	.14%
Other securities		8,902	1.16
		9,989	1.30

Other states & U.S. territories 13.60%
Other securities		104,427	13.60

Total bonds, notes & other debt instruments (cost: $614,838,000)		622,213	81.02

Short-term securities 19.86%
State of Alaska, City of Valdez, Marine Terminal Rev. Ref. Bonds (ExxonMobil Project), Series 2001, 0.05% 2029[1]	2,000	2,000
State of Alaska, City of Valdez, Marine Terminal Rev. Ref. Bonds (Exxon Pipeline Co. Project), Series 1993-C, 0.05% 2033[1]	3,500	3,500
State of Texas, Lower Neches Valley Auth., Industrial Dev. Corp., Exempt Facs. Rev. Ref. Bonds (ExxonMobil Project), Series 2001-B, AMT, 0.05% 2029[1]	16,200	16,200	4.38
Lincoln County, Wyoming, Pollution Control Rev. Bonds (Exxon Project), Series 1987-B, AMT, 0.04% 2017[1]	5,900	5,900
Lincoln County, Wyoming, Pollution Control Rev. Bonds (Exxon Project), Series 1987-C, AMT, 0.04% 2017[1]	6,000	6,000
Maricopa County, Arizona Pollution Control Corp., Pollution Control Rev. Ref. Bonds (Arizona Public Service Co. Palo Verde Project), Series 2009-B, JPMorgan Chase LOC, 0.05% 2029[1]	5,000	5,000	.65
California Infrastructure and Econ. Dev. Bank, Demand Rev. Bonds (Buck Institute for Age Research), Series 2001, U.S. Bank LOC, 0.04% 2037[1]	12,000	12,000	1.56
California Health Facs. Fncg. Auth., Rev. Bonds (St. Joseph Health System), Series 2011-B, 0.05% 2041[1]	1,000	1,000	.13
California Pollution Control Fncg. Auth., Pollution Control Rev. Ref. Bonds (Pacific Gas and Electric Co.), Series 1996-C, JPMorgan Chase LOC, 0.06% 2026[1]	4,100	4,100	.53
State of Connecticut, Health and Educational Facs. Auth., Rev. Bonds (Yale University Issue), Series 2001-V-1, 0.03% 2036[1]	550	550
State of Connecticut, Health and Educational Facs. Auth., Rev. Bonds			.67
(Yale University Issue), Series Y-3, 0.03% 2035[1]	4,600	4,600
Jackson County, Mississippi, Port Fac. Rev. Ref. Bonds (Chevron U.S.A. Inc. Project), Series 1993, 0.04% 2023[1]	2,700	2,700
Mississippi Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds (Chevron U.S.A. Inc. Project), Series 2009-F, 0.05% 2030[1]	1,200	1,200
Mississippi Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds (Chevron U.S.A. Inc. Project), Series 2007-A, 0.05% 2030[1]	7,400	7,400
Mississippi Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds (Chevron U.S.A. Inc. Project), Series 2007-E, 0.05% 2030[1]	3,700	3,700	3.69
Mississippi Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds (Chevron U.S.A. Inc. Project), Series 2009-C, 0.04% 2030[1]	5,250	5,250
Mississippi Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds (Chevron U.S.A. Inc. Project), Series 2010-B, 0.04% 2030[1]	1,000	1,000
Mississippi Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds (Chevron U.S.A. Inc. Project), Series 2011-A, 0.04% 2035[1]	7,095	7,095

American Funds Tax-Exempt Funds	21

American Funds Short-Term Tax-Exempt Bond Fund

Short-term securities (continued)	Principal amount (000)	Value (000)	Percent of net assets
Health and Educational Facs. Auth. of the State of Missouri, Demand Educational Facs. Rev. Bonds (Washington University), Series 2004-B, 0.05% 2034[1]	$1,000	$1,000
Health and Educational Facs. Auth. of the State of Missouri, Demand Educational Facs. Rev. Bonds (Washington University), Series 1996-A, 0.05% 2030[1]	2,800	2,800	.79%
Health and Educational Facs. Auth. of the State of Missouri, Demand Educational Facs. Rev. Bonds (Washington University), Series 1996-D, 0.04% 2030[1]	2,300	2,300
Health and Educational Facs. Auth. of the State of Missouri, Demand Educational Facs. Rev. Ref. Bonds (Saint Louis University), Series 2008-A-2, 0.04% 2035[1]	8,050	8,050	1.05
New Hampshire Health and Education Facs. Auth., Rev. Ref. Bonds (Dartmouth College Issue), Series 2007-A, 0.05% 2031[1]	9,500	9,500	1.24
City of New York, New York, G.O. Bonds, Fiscal 1993 Series A-7, JPMorgan Chase LOC, 0.05% 2020[1]	6,300	6,300
City of New York, New York, G.O. Bonds, Fiscal 2008 Series L, Subseries L-4, 0.04% 2038[1]	800	800	1.59
City of New York, New York, G.O. Bonds, Fiscal 2012 Series G, Subseries G-5, 0.03% 2042[1]	5,100	5,100
Charlotte-Mecklenburg Hospital Auth., North Carolina, Carolinas HealthCare System, Health Care Rev. Ref. Bonds, Series 2007-B, Wells Fargo Bank LOC, 0.04% 2045[1]	9,575	9,575	1.25
Other securities		17,885	2.33

Total short-term securities (cost: $152,505,000)		152,505	19.86
Total investment securities (cost: $767,343,000)		774,718	100.88
Other assets less liabilities		(6,709)	(.88)

Net assets		$768,009	100.00%

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio.

[1]	Coupon rate may change periodically. For short-term securities, the date of the next scheduled coupon rate change is considered to be the maturity date.

Key to abbreviations

Agcy. = Agency

AMT = Alternative Minimum Tax

Auth. = Authority

Certs. of Part. = Certificates of Participation

Dept. = Department

Dev. = Development

Dist. = District

Econ. = Economic

Fac. = Facility

Facs. = Facilities

Fin. = Finance

Fncg. = Financing

G.O. = General Obligation

LOC = Letter of Credit

Preref. = Prerefunded

Redev. = Redevelopment

Ref. = Refunding

Rev. = Revenue

TECP = Tax-Exempt Commercial Paper

See Notes to Financial Statements

22	American Funds Tax-Exempt Funds

Limited Term Tax-Exempt Bond Fund of America

Summary investment portfolio July 31, 2013

Bonds, notes & other debt instruments 90.49%	Principal amount (000)	Value (000)	Percent of net assets
Alabama 1.20%
Federal Aid Highway Fin. Auth., Federal Highway Grant Anticipation Bonds, Series 2012, 5.00% 2022	$8,385	$9,583	.31%
Other securities		27,230	.89
		36,813	1.20

Arizona 2.32%
Industrial Dev. Auth. of the County of Maricopa, Health Fac. Rev. Ref. Bonds (Catholic Healthcare West), Series 2009-C, 5.00% 2038 (put 2014)	8,500	8,803	.28
Other securities		62,725	2.04
		71,528	2.32

California 11.80%
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Ref. Bonds, Series 2006-C-1, 0.96% 2045 (put 2023)[1]	10,000	9,917	.32
Econ. Recovery Bonds, Ref. Series 2009-A, 5.00% 2020	9,000	10,557
Econ. Recovery Bonds, Ref. Series 2009-B, 5.00% 2023 (put 2014)	11,250	11,742	.72
Health Facs. Fncg. Auth., Rev. Ref. Bonds (St. Joseph Health System), Series 2009-D, 5.00% 2034 (put 2016)	7,500	8,312	.27
City of Long Beach, Harbor Rev. Ref. Bonds, Series 1998-A, AMT, FGIC-National insured, 6.00% 2016	8,430	9,570	.31
Los Angeles Unified School Dist. (County of Los Angeles), G.O. Ref. Bonds, Series 2011-A-1, 5.00% 2018	7,010	8,220	.27
Port of Oakland, Rev. Ref. Bonds, Series 2012-P, AMT, 5.00% 2021	7,750	8,680	.28
Pollution Control Fncg. Auth., Solid Waste Disposal Rev. Ref. Bonds (Republic Services, Inc. Project), Series 2002-C, AMT, 5.25% 2023 (put 2017)[2]	8,250	8,918	.29
Public Facs. Fncg. Auth. of the City of San Diego, Sewer Rev. Bonds, Series 2009-A, 5.00% 2017	8,500	9,729	.32
City of San Jose, Airport Rev. Bonds, Series 2007-A, AMT, AMBAC insured, 5.50% 2020	7,820	8,646	.28
Other securities		269,143	8.74
		363,434	11.80

Connecticut 0.47%
Special Tax Obligation Ref. Bonds, Transportation Infrastructure Purposes, Series 2009-1, 5.00% 2019	8,550	10,066	.33
Other securities		4,522	.14
		14,588	.47

District of Columbia 1.44%
University Rev. Bonds (Georgetown University Issue), Series 2001-B, 4.70% 2031 (put 2018)	8,500	9,468	.31
Other securities		34,722	1.13
		44,190	1.44

American Funds Tax-Exempt Funds	23

Limited Term Tax-Exempt Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)	Percent of net assets
Florida 9.77%
Citizens Property Insurance Corp., Coastal Account Secured Bonds, Series 2011-A-1, 5.00% 2018	$2,000	$2,271
Citizens Property Insurance Corp., Coastal Account Secured Bonds, Series 2011-A-1, 5.00% 2019	5,000	5,678
Citizens Property Insurance Corp., High-Risk Account Secured Bonds, Series 2009-A-1, 5.50% 2017	10,035	11,426	1.21%
Citizens Property Insurance Corp., High-Risk Account Secured Bonds, Series 2010-A-1, 5.00% 2015	8,000	8,591
Citizens Property Insurance Corp., High-Risk Account Secured Bonds, Series 2010-A-1, 5.25% 2017	8,350	9,430
Hurricane Catastrophe Fund Fin. Corp., Rev. Bonds, Series 2008-A, 5.00% 2014	13,500	14,077	.46
Jacksonville Aviation Auth., Rev. Bonds, Series 2006, AMT, AMBAC insured, 5.00% 2018	7,585	8,408	.27
Miami-Dade County, Aviation Rev. Bonds, Series 2010-A, 5.00% 2021	2,250	2,558
Miami-Dade County, Aviation Rev. Ref. Bonds, Series 2012-A, AMT, 5.00% 2020	5,750	6,481
Miami-Dade County, Aviation Rev. Ref. Bonds, Series 2012-A, AMT, 5.00% 2021	11,600	12,874
Miami-Dade County, Miami International Airport (Hub of the Americas), Aviation Rev. Ref. Bonds, Series 2003-E, AMT, National insured, 5.375% 2017	2,000	2,290
Miami-Dade County, Miami International Airport (Hub of the Americas), Aviation Rev. Ref. Bonds, Series 2005-B, AMT, XLCA insured, 5.00% 2018	1,000	1,082	1.09
Miami-Dade County, Miami International Airport (Hub of the Americas), Aviation Rev. Ref. Bonds, Series 2009-A, 5.75% 2022	1,500	1,695
Miami-Dade County, Miami International Airport (Hub of the Americas), Aviation Rev. Ref. Bonds, Series 2009-B, 5.50% 2018	3,580	4,198
Miami-Dade County, Miami International Airport (Hub of the Americas), Aviation Rev. Ref. Bonds, Series 2009-B, 5.75% 2021	2,000	2,290
Other securities		207,601	6.74
		300,950	9.77

Georgia 2.49%
DeKalb County Hospital Auth., Rev. Ref. Anticipation Certificates (DeKalb Medical Center, Inc. Project), Series 2010, 5.25% 2020	8,750	9,667	.31
Municipal Electric Auth., Project One Rev. Ref. Bonds, Series 2008-D, 5.75% 2019	16,000	18,870	.61
Public Gas Partners, Inc., Gas Project Rev. Ref. Bonds (Gas Supply Pool No. 1), Series A, 5.00% 2018	10,930	12,468	.41
Other securities		35,672	1.16
		76,677	2.49

Hawaii 0.78%
Airports System Rev. Bonds, Series 2010-B, AMT, 5.00% 2018	9,900	11,178	.36
Other securities		12,763	.42
		23,941	.78
Illinois 6.95%
Regional Transportation Auth. of Cook, DuPage, Kane, Lake, McHenry and Will Counties, G.O. Rev. Ref. Bonds, Series 2003-A, FGIC-National insured, 5.50% 2018	7,720	9,072	.29
Fin. Auth., Rev. Ref. Bonds (University of Chicago Medical Center), Series 2009-A, 5.00% 2018	7,500	8,575	.28
State Toll Highway Auth., Toll Highway Priority Rev. Ref. Bonds, Series 1998-A, Assured Guaranty Municipal insured, 5.50% 2015	9,825	10,536	.34
Other securities		185,860	6.04
		214,043	6.95

24	American Funds Tax-Exempt Funds

Limited Term Tax-Exempt Bond Fund of America

	Principal amount (000)	Value (000)	Percent of net assets
Indiana 3.47%
Fin. Auth., Private Activity Bonds (Ohio River Bridges East End Crossing Project), Series 2013-B, AMT, 5.00% 2019	$10,440	$11,295	.37%
Indianapolis Airport Auth., Special Fac. Rev. Ref. Bonds (Federal Express Corp. Project), Series 2004, AMT, 5.10% 2017	20,545	22,836	.74
Other securities		72,677	2.36
		106,808	3.47

Maryland 0.80%
Transportation Auth., Airport Parking Rev. Ref. Bonds (Baltimore/Washington International Thurgood Marshall Airport Projects), Series 2012-B, AMT, 5.00% 2020	8,150	9,309	.30
Other securities		15,430	.50
		24,739	.80

Michigan 4.06%
Wayne County Airport Auth., Airport Rev. Bonds (Detroit Metropolitan Wayne County Airport), Series 2005, AMT, National insured, 5.25% 2016	3,000	3,249
Wayne County Airport Auth., Airport Rev. Bonds (Detroit Metropolitan Wayne County Airport), Series 2007, AMT, FGIC-National insured, 5.00% 2018	1,000	1,100
Wayne County Airport Auth., Airport Rev. Ref. Bonds (Detroit Metropolitan Wayne County Airport), Series 2008-A, AMT, Assured Guaranty insured, 5.25% 2018	1,745	1,909
Wayne County Airport Auth., Airport Rev. Ref. Bonds (Detroit Metropolitan Wayne County Airport), Series 2010-A, AMT, 5.00% 2017	4,365	4,881
Wayne County Airport Auth., Airport Rev. Ref. Bonds (Detroit Metropolitan Wayne County Airport), Series 2010-A, AMT, 5.00% 2018	1,990	2,232
Wayne County Airport Auth., Airport Rev. Ref. Bonds (Detroit Metropolitan Wayne County Airport), Series 2011-A, AMT, 5.00% 2019	1,000	1,123	1.20
Wayne County Airport Auth., Airport Rev. Ref. Bonds (Detroit Metropolitan Wayne County Airport), Series 2011-A, AMT, 5.00% 2020	10,000	11,142
Wayne County Airport Auth., Airport Rev. Ref. Bonds (Detroit Metropolitan Wayne County Airport), Series 2011-B, 5.00% 2019	1,000	1,143
Wayne County Airport Auth., Airport Rev. Ref. Bonds (Detroit Metropolitan Wayne County Airport), Series 2012-D, AMT, 5.00% 2018	5,490	6,158
Wayne County Airport Auth., Airport Rev. Ref. Bonds (Detroit Metropolitan Wayne County Airport), Series 2012-D, AMT, 5.00% 2019	3,560	3,999
Other securities		88,190	2.86
		125,126	4.06

Nevada 2.30%
Clark County, Highway Rev. (Motor Vehicle Fuel Tax) Ref. Bonds, Series 2011, 5.00% 2020	12,320	14,342	.47
Las Vegas Valley Water Dist., G.O. (Limited Tax) Ref. Bonds, Series 2011-C, 5.00% 2019	7,760	9,056	.29
Other securities		47,537	1.54
		70,935	2.30

New Jersey 2.38%
Transit Corp., Certs. of Part., Series 2003-A, AMBAC insured, 5.25% 2014	8,000	8,415	.28
Other securities		64,730	2.10
		73,145	2.38

American Funds Tax-Exempt Funds	25

Limited Term Tax-Exempt Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)	Percent of net assets
New York 7.82%
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2008-C, 5.50% 2018	$8,500	$9,503	.31%
Thruway Auth., Local Highway and Bridge Service Contract Rev. Ref. Bonds, Series 2009, 5.00% 2017	10,000	11,411	.37
Other securities		219,908	7.14
		240,822	7.82

South Carolina 0.66%
Transportation Infrastructure Bank, Rev. Ref. Bonds, Series 2005-A, AMBAC insured, 5.25% 2018	8,000	9,439	.30
Other securities		10,999	.36
		20,438	.66

Texas 7.86%
G.O. Bonds, College Student Loan Bonds, Series 2011-A, AMT, 5.00% 2019	1,700	1,973
G.O. Bonds, Water Financial Assistance Bonds (Water Infrastructure Fund), Series 2009-A, 5.00% 2019	1,000	1,169	.40
Transportation Commission, G.O. Mobility Fund Bonds, Series 2008, 5.00% 2017	4,000	4,578
Transportation Commission, G.O. Mobility Fund Bonds, Series 2008, 5.00% 2020	4,000	4,616
City of Houston, Airport System Rev. Ref. Bonds, Series 2011-A, AMT, 5.00% 2019	10,000	11,355	.37
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2008-E-3, 5.75% 2038 (put 2016)	9,850	10,920	.36
Other securities		207,387	6.73
		241,998	7.86

Washington 2.52%
Energy Northwest, Electric Rev. Ref. Bonds (Project 1), Series 2012-A, 5.00% 2017	12,500	14,367	.47
Various Purpose G.O. Bonds, Series 1992-B, 6.40% 2017	9,400	10,585	.34
Other securities		52,773	1.71
		77,725	2.52

Wisconsin 1.44%
Health and Educational Facs. Auth., Rev. Ref. Bonds (Aurora Health Care, Inc.), Series 2012-A, 5.00% 2021	7,765	8,560	.28
Other securities		35,631	1.16
		44,191	1.44

Other states & U.S. territories 19.96%
Other securities		614,622	19.96

Total bonds, notes & other debt instruments (cost: $2,662,498,000)		2,786,713	90.49

26	American Funds Tax-Exempt Funds

Limited Term Tax-Exempt Bond Fund of America

Short-term securities 9.08%	Principal amount (000)	Value (000)	Percent of net assets
State of Alaska, City of Valdez, Marine Terminal Rev. Ref. Bonds (Exxon Pipeline Co. Project), Series 1993-A, 0.05% 2033[1]	$12,000	$12,000
State of Alaska, City of Valdez, Marine Terminal Rev. Ref. Bonds (ExxonMobil Project), Series 2001, 0.05% 2029[1]	1,900	1,900
State of Alaska, City of Valdez, Marine Terminal Rev. Ref. Bonds (Exxon Pipeline Co. Project), Series 1993-B, 0.05% 2033[1]	850	850
Parish of East Baton Rouge, Louisiana, Pollution Control Rev. Ref. Bonds (Exxon Project), Series 1989, 0.04% 2019[1]	3,190	3,190
Parish of St. Bernard, Louisiana, Exempt Fac. Rev. Bonds (Mobil Oil Corp. Project), Series 1996, AMT, 0.05% 2026[1]	3,700	3,700	1.20%
State of Texas, Gulf Coast Waste Disposal Auth., Environmental Facs. Rev. Bonds (ExxonMobil Project), Series 2000 AMT, 0.05% 2030[1]	5,800	5,800
State of Texas, Gulf Coast Waste Disposal Auth., Environmental Facs. Rev. Bonds (ExxonMobil Project), Series 2001-A, AMT, 0.05% 2030[1]	5,865	5,865
Sublette County, Wyoming, Pollution Control Rev. Bonds (Exxon Project), Series 1984, 0.04% 2014[1]	3,500	3,500
City of Los Angeles, California, Dept. of Water and Power, Power System Rev. Ref. Bonds, Series 2001-B, Subseries B-3, 0.05% 2034[1]	10,400	10,400	.34
California Municipal Fin. Auth., Recovery Zone Fac. Bonds (Chevron U.S.A. Inc. Project), Series 2010-A, 0.04% 2035[1]	500	500
Jackson County, Mississippi, Port Fac. Rev. Ref. Bonds (Chevron U.S.A. Inc. Project), Series 1993, 0.04% 2023[1]	1,900	1,900
Mississippi Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds (Chevron U.S.A. Inc. Project), Series 2009-F, 0.05% 2030[1]	1,000	1,000
Mississippi Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds (Chevron U.S.A. Inc. Project), Series 2009-C, 0.04% 2030[1]	3,645	3,645
Mississippi Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds (Chevron U.S.A. Inc. Project), Series 2009-E, 0.05% 2030[1]	2,000	2,000
Mississippi Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds (Chevron U.S.A. Inc. Project), Series 2009-G, 0.04% 2030[1]	1,300	1,300	.98
Mississippi Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds (Chevron U.S.A. Inc. Project), Series 2010-G, 0.04% 2035[1]	2,145	2,145
Mississippi Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds (Chevron U.S.A. Inc. Project), Series 2010-I, 0.04% 2035[1]	8,400	8,400
Mississippi Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds (Chevron U.S.A. Inc. Project), Series 2011-G, 0.05% 2035[1]	3,500	3,500
Uinta County, Wyoming, Pollution Control Rev. Ref. Bonds (Chevron U.S.A. Inc. Project), Series 1993, 0.04% 2020[1]	5,800	5,800
Illinois Fin. Auth., Rev. Bonds (Resurrection Health Care), Series 2005-B, JPMorgan Chase LOC, 0.06% 2035[1]	8,700	8,700	.28
Louisiana Public Facs. Auth., Rev. Bonds (Dynamic Fuels, LLC Project), Series 2008, JPMorgan Chase LOC, 0.05% 2033[1]	9,400	9,400	.31
Health and Educational Facs. Auth. of the State of Missouri, Demand Educational Facs. Rev. Bonds (Washington University), Series 1996-C, 0.04% 2030[1]	1,700	1,700
Health and Educational Facs. Auth. of the State of Missouri, Demand Educational Facs. Rev. Bonds (Washington University), Series 2004-A, 0.05% 2034[1]	4,795	4,795	.43
Health and Educational Facs. Auth. of the State of Missouri, Demand Educational Facs. Rev. Ref. Bonds (Washington University), Series 1996-B, 0.05% 2030[1]	6,700	6,700
New York State Housing Fin. Agcy, New York, Gotham West Housing Fin. Agcy. Rev. Bonds, Series 2011-A-1, Wells Fargo & Co. LOC, 0.03% 2045[1]	25,700	25,700	.83

American Funds Tax-Exempt Funds	27

Limited Term Tax-Exempt Bond Fund of America

Short-term securities (continued)	Principal amount (000)	Value (000)	Percent of net assets
State of Texas, Tax and Rev. Anticipation Notes, Series 2012, 2.50% 8/30/2013	$65,000	$65,132	2.11%
Other securities		80,180	2.60

Total short-term securities (cost: $279,690,000)		279,702	9.08
Total investment securities (cost: $2,942,188,000)		3,066,415	99.57
Other assets less liabilities		13,050	.43

Net assets		$3,079,465	100.00%

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio.

[1]	Coupon rate may change periodically. For short-term securities, the date of the next scheduled coupon rate change is considered to be the maturity date.
[2]	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $12,481,000, which represented .41% of the net assets of the fund.

Key to abbreviations

Agcy. = Agency

AMT = Alternative Minimum Tax

Auth. = Authority

Certs. of Part. = Certificates of Participation

Dept. = Department

Dev. = Development

Dist. = District

Econ. = Economic

Fac. = Facility

Facs. = Facilities

Fin. = Finance

Fncg. = Financing

G.O. = General Obligation

LOC = Letter of Credit

Preref. = Prerefunded

Redev. = Redevelopment

Ref. = Refunding

Rev. = Revenue

TECP = Tax-Exempt Commercial Paper

See Notes to Financial Statements

28	American Funds Tax-Exempt Funds

The Tax-Exempt Bond Fund of America

Summary investment portfolio July 31, 2013

Bonds, notes & other debt instruments 90.67%	Principal amount (000)	Value (000)	Percent of net assets
Arizona 3.43%
Health Facs. Auth., Rev. Bonds (Banner Health), Series 2007-B, 0.994% 2037[1]	$22,200	$19,794	.21%
Other securities		305,359	3.22
		325,153	3.43

California 12.10%
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Ref. Bonds, Series 2009-F-1, 5.00% 2034	20,000	20,656	.22
Econ. Recovery Bonds, Ref. Series 2009-A, 5.25% 2021	17,750	20,893	.22
Various Purpose G.O. Bonds, 5.00% 2038	17,000	17,387
Various Purpose G.O. Bonds, 5.00% 2041	5,000	5,077
Various Purpose G.O. Bonds, 5.25% 2018	7,825	9,183
Various Purpose G.O. Bonds, 5.25% 2028	10,185	11,057
Various Purpose G.O. Bonds, 5.25% 2028	3,000	3,259
Various Purpose G.O. Bonds, 6.00% 2038	8,000	8,963
Various Purpose G.O. Bonds, 6.00% 2039	10,000	11,314	1.15
Various Purpose G.O. Bonds, 6.50% 2033	7,000	8,204
Various Purpose G.O. Ref. Bonds, 5.00% 2023	16,705	19,035
Various Purpose G.O. Ref. Bonds, 5.00% 2032	4,000	4,160
Various Purpose G.O. Ref. Bonds, 5.00% 2038	7,500	7,656
Various Purpose G.O. Ref. Bonds, 5.00% 2042	3,955	4,015
Orange County Sanitation Dist., Certs. of Part., Series 2007-B, Assured Guaranty Municipal insured, 5.00% 2037	25,000	25,868	.27
City of San Buenaventura, Rev. Bonds (Community Memorial Health System), Series 2011, 7.50% 2041	19,600	22,044	.23
Turlock Irrigation Dist., Rev. Ref. Bonds, Series 2011, 5.50% 2041	25,990	27,080	.29
Other securities		920,980	9.72
		1,146,831	12.10

Colorado 2.37%
Health Facs. Auth., Health Facs. Rev. Ref. Bonds (Evangelical Lutheran Good Samaritan Society Project), Series 2012, 5.00% 2042	19,500	18,425	.19
Regional Transportation Dist., Private Activity Bonds (Denver Transit Partners Eagle P3 Project), Series 2010, 6.00% 2041	23,765	25,506	.27
Other securities		180,860	1.91
		224,791	2.37

District of Columbia 1.00%
University Rev. Bonds (Georgetown University Issue), Series 2001-C, 5.25% 2034 (put 2023)	24,000	26,475	.28
Other securities		68,262	.72
		94,737	1.00

Florida 8.78%
Citizens Property Insurance Corp., High-Risk Account Secured Bonds, Series 2009-A-1, 6.00% 2017	23,000	26,594	.28
Hurricane Catastrophe Fund Fin. Corp., Rev. Bonds, Series 2010-A, 5.00% 2016	25,500	28,304	.30
Orlando-Orange County Expressway Auth., Rev. Ref. Bonds, Series 2013-A, 5.00% 2035	27,350	27,863	.30
Other securities		749,389	7.90
		832,150	8.78

American Funds Tax-Exempt Funds	29

The Tax-Exempt Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)	Percent of net assets
Georgia 3.42%
City of Atlanta, Water and Wastewater Rev. Ref. Bonds, Series 1999-A, FGIC-National insured, 5.50% 2022	$20,500	$23,873	.25%
Dev. Auth. of Burke County, Pollution Control Rev. Bonds (Oglethorpe Power Corp. Vogtle Project), Series 2008-E, 7.00% 2023	19,670	23,178	.24
Municipal Electric Auth., Project One Rev. Ref. Bonds, Series 2008-D, 5.75% 2019	23,000	27,125	.29
Other securities		249,916	2.64
		324,092	3.42

Illinois 8.34%
Fin. Auth., Student Housing Rev. Ref. Bonds (CHF-DeKalb II, LLC - Northern Illinois University Project), Series 2011, 6.875% 2043	27,500	30,619	.32
State Toll Highway Auth., Toll Highway Rev. Bonds, Series 2008-B, 5.50% 2033	18,210	19,638
State Toll Highway Auth., Toll Highway Rev. Bonds, Series 2013-A, 5.00% 2038	25,850	26,217	.49
Other securities		713,899	7.53
		790,373	8.34

Louisiana 2.13%
Citizens Property Insurance Corp., Assessment Rev. Bonds, Series 2006-B, AMBAC insured, 5.00% 2019	22,000	23,839	.25
Local Government Environmental Facs. and Community Dev. Auth., Rev. Bonds (Westlake Chemical Corp. Projects), Series 2007, 6.75% 2032	23,500	24,720	.26
Other securities		153,840	1.62
		202,399	2.13

Michigan 2.96%
Tobacco Settlement Fin. Auth., Tobacco Settlement Asset-backed Bonds, Current Interest Bonds, Series 2007-A, 6.00% 2048	34,730	27,541	.29
Other securities		253,472	2.67
		281,013	2.96

Nevada 2.56%
Clark County, Airport System Rev. Bonds, Series 2004-A-2, FGIC-National insured, 5.00% 2036	20,000	20,031
Clark County, Airport System Rev. Bonds, Series 2010-B, 5.125% 2036	18,000	18,489	.41
Other securities		204,015	2.15
		242,535	2.56

New Hampshire 0.42%
Business Fin. Auth., Rev. Bonds (Elliot Hospital Obligated Group Issue), Series 2009-A, 6.125% 2039	18,115	18,886	.20
Other securities		20,475	.22
		39,361	.42

30	American Funds Tax-Exempt Funds

The Tax-Exempt Bond Fund of America

	Principal amount (000)	Value (000)	Percent of net assets
New Jersey 2.45%
Tobacco Settlement Fncg. Corp., Tobacco Settlement Asset-backed Rev. Ref. Bonds, Series 2007-1-A, 5.00% 2041	$27,500	$20,139	.21%
Transit Corp., Certs. of Part., Series 2003-A, AMBAC insured, 5.25% 2013	5,500	5,533
Transit Corp., Certs. of Part., Series 2005-A, FGIC-National insured, 5.00% 2018	7,750	8,375
Transit Corp., Certs. of Part., Series 2005-A, FGIC-National insured, 5.00% 2021	5,000	5,357
Transportation Trust Fund Auth., Transportation System Bonds (Capital Appreciation Bonds), Series 2010-A, 0% 2030	10,000	3,943
Transportation Trust Fund Auth., Transportation System Bonds (Capital Appreciation Bonds), Series 2010-A, 0% 2040	9,000	1,803
Transportation Trust Fund Auth., Transportation System Bonds, Series 2004-A, FGIC-National insured, 5.75% 2025	5,000	5,913
Transportation Trust Fund Auth., Transportation System Bonds, Series 2008-A, 6.00% 2038	3,255	3,666
Transportation Trust Fund Auth., Transportation System Bonds, Series 2011-B, 5.50% 2031	2,000	2,134	.99
Transportation Trust Fund Auth., Transportation System Rev. Ref. Bonds, Current Interest Bonds, Series 2006-A, 5.25% 2020	10,000	11,722
Transportation Trust Fund Auth., Transportation System Rev. Ref. Bonds, Current Interest Bonds, Series 2006-A, 5.25% 2021	10,000	11,661
Transportation Trust Fund Auth., Transportation System Rev. Ref. Bonds, Current Interest Bonds, Series 2006-A, 5.25% 2022	20,000	23,150
Transportation Trust Fund Auth., Transportation System Rev. Ref. Bonds, Series 2005-B, AMBAC insured, 5.25% 2023	8,000	9,206
Transportation Trust Fund Auth., Transportation System Rev. Ref. Bonds, Series 2013-A, 5.00% 2020	1,000	1,153
Other securities		118,941	1.25
		232,696	2.45

New York 5.04%
Liberty Dev. Corp., Liberty Rev. Ref. Bonds (Bank of America Tower at One Bryant Park Project), Series 2010, 6.375% 2049	21,000	22,890	.24
Seneca Nation of Indians, Rev. Bonds, Series A, 5.00% 2023[2]	18,900	19,112	.20
Other securities		435,817	4.60
		477,819	5.04

Ohio 3.71%
Air Quality Dev. Auth., Air Quality Dev. Rev. Bonds (FirstEnergy Generation Corp. Project), Series 2009-A, 5.70% 2020	16,215	18,619
Air Quality Dev. Auth., Pollution Control Rev. Ref. Bonds (FirstEnergy Generation Corp. Project), Series 2009-C, 5.625% 2018	17,200	19,373	.40
Buckeye Tobacco Settlement Fncg. Auth., Tobacco Settlement Asset-backed Bonds, Current Interest Bonds, Series 2007-A-2, 5.875% 2030	39,585	31,625
Buckeye Tobacco Settlement Fncg. Auth., Tobacco Settlement Asset-backed Bonds, Current Interest Bonds, Series 2007-A-2, 5.875% 2047	38,655	28,929	.94
Buckeye Tobacco Settlement Fncg. Auth., Tobacco Settlement Asset-backed Bonds, Current Interest Bonds, Series 2007-A-2, 6.50% 2047	34,125	27,905
Other securities		224,950	2.37
		351,401	3.71

American Funds Tax-Exempt Funds	31

The Tax-Exempt Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)	Percent of net assets
South Carolina 1.40%
Building Equity Sooner for Tomorrow (BEST), Installment Purchase Rev. Ref. Bonds (School Dist. of Greenville County, South Carolina Project), Series 2006, 5.00% 2023	$19,845	$22,225	.23%
Public Service Auth., Rev. Ref. Obligations (Santee Cooper), Series 2008-A, 5.50% 2038	20,000	21,490	.23
Other securities		89,396	.94
		133,111	1.40

Texas 9.83%
Bexar County Hospital Dist., Combination Tax and Rev. Certificates of Obligation, Series 2008, 5.00% 2032	20,500	21,410	.23
G.O. Bonds, Water Financial Assistance Bonds (Water Infrastructure Fund), Series 2009-A, 5.00% 2028	1,500	1,665
G.O. Bonds, Water Financial Assistance Bonds (Water Infrastructure Fund), Series 2011-A, 5.00% 2021	1,400	1,664
G.O. Bonds, Water Financial Assistance Bonds (Water Infrastructure Fund), Series 2013-B, 5.00% 2026	1,600	1,809
Public Fin. Auth., G.O. Bonds, Series 2007, 5.00% 2023	1,525	1,736	.46
Public Fin. Auth., G.O. Bonds, Series 2007, 5.00% 2024	1,525	1,727
Transportation Commission, G.O. Mobility Fund Bonds, Series 2008, 4.75% 2037	10,000	10,212
Transportation Commission, G.O. Mobility Fund Bonds, Series 2008, 5.00% 2017	2,250	2,575
Transportation Commission, G.O. Mobility Fund Bonds, Series 2008, 5.00% 2021	12,545	14,452
Transportation Commission, G.O. Mobility Fund Bonds, Series 2008, 5.00% 2028	7,000	7,491
North Texas Tollway Auth., System Rev. Ref. Bonds, Current Interest Bonds, Series 2008-A, 5.50% 2018	1,000	1,142
North Texas Tollway Auth., System Rev. Ref. Bonds, Current Interest Bonds, Series 2008-A, 5.625% 2033	15,100	16,030
North Texas Tollway Auth., System Rev. Ref. Bonds, Current Interest Bonds, Series 2008-A, 6.00% 2021	3,760	4,319
North Texas Tollway Auth., System Rev. Ref. Bonds, Current Interest Bonds, Series 2008-A, 6.00% 2023	12,570	14,387
North Texas Tollway Auth., System Rev. Ref. Bonds, Current Interest Bonds, Series 2008-A, 6.00% 2025	5,000	5,682
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2008-E-3, 5.75% 2038 (put 2016)	2,150	2,384	1.23
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2008-F, 5.75% 2033	11,000	11,635
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2008-F, 5.75% 2038	8,500	8,935
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2009-A, 6.00% 2028	16,000	18,067
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2009-A, 6.10% 2028	5,000	5,671
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2009-A, 6.25% 2039	5,000	5,430
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2010, 6.00% 2034	1,500	1,601
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2010, 6.00% 2038	5,000	5,329
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2011-B, 5.00% 2038	8,000	7,977
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2012-C, 1.95% 2038 (put 2019)	8,600	8,469
Other securities		750,332	7.91
		932,131	9.83

Washington 2.68%
Energy Northwest, Electric Rev. Ref. Bonds (Project 1), Series 2012-A, 5.00% 2017	20,000	22,987	.24
Health Care Facs. Auth., Rev. Ref. Bonds (Virginia Mason Medical Center), Series 2007-A, 6.125% 2037	18,500	19,235	.21
Other securities		211,476	2.23
		253,698	2.68

32	American Funds Tax-Exempt Funds

The Tax-Exempt Bond Fund of America

	Principal amount (000)	Value (000)	Percent of net assets
Wisconsin 1.83%
General Fund Annual Appropriation Rev. Ref. Bonds, Series 2009-A, 6.00% 2036	$52,960	$60,341	.64%
Other securities		113,358	1.19
		173,699	1.83

Other states & U.S. territories 16.22%
Other securities		1,537,689	16.22

Total bonds, notes & other debt instruments (cost: $8,386,425,000)		8,595,679	90.67

Short-term securities 9.00%
California Statewide Communities Dev. Auth., Pollution Control Rev. Ref. Bonds (Chevron U.S.A. Inc. Project), Series 2002, 0.04% 2024[1]	2,900	2,900
Jackson County, Mississippi, Pollution Control Rev. Ref. Bonds (Chevron U.S.A. Inc. Project), Series 1992, 0.05% 2016[1]	5,555	5,555
Jackson County, Mississippi, Port Fac. Rev. Ref. Bonds (Chevron U.S.A. Inc. Project), Series 1993, 0.04% 2023[1]	16,600	16,600
Mississippi Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds (Chevron U.S.A. Inc. Project), Series 2007-A, 0.05% 2030[1]	6,000	6,000
Mississippi Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds (Chevron U.S.A. Inc. Project), Series 2007-B, 0.05% 2030[1]	2,600	2,600	.97
Mississippi Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds (Chevron U.S.A. Inc. Project), Series 2009-E, 0.05% 2030[1]	5,005	5,005
Mississippi Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds (Chevron U.S.A. Inc. Project), Series 2010-H, 0.05% 2035[1]	24,000	24,000
Mississippi Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds (Chevron U.S.A. Inc. Project), Series 2010-K, 0.05% 2035[1]	23,900	23,900
Uinta County, Wyoming, Pollution Control Rev. Ref. Bonds (Chevron U.S.A. Inc. Project), Series 1993, 0.04% 2020[1]	5,655	5,655
California Pollution Control Fncg. Auth., Pollution Control Rev. Ref. Bonds (Pacific Gas and Electric Co.), Series 1996-E, JPMorgan Chase LOC, 0.04% 2026[1]	23,600	23,600	.25
Illinois Fin. Auth., Demand Rev. Ref. Bonds (Elmhurst Memorial Healthcare), Series 2008-B, JPMorgan Chase LOC, 0.05% 2048[1]	24,425	24,425	.26
Illinois Fin. Auth., Demand Rev. Bonds (University of Chicago Medical Center), Series 2009-E-1, JPMorgan Chase LOC, 0.06% 2043[1]	5,650	5,650
Illinois Fin. Auth., Demand Rev. Bonds (University of Chicago Medical Center), Series 2010-B, Wells Fargo LOC, 0.04% 2044[1]	11,250	11,250	.24
Illinois Fin. Auth., Demand Rev. Bonds (University of Chicago Medical Center), Series 2011-B, Wells Fargo LOC, 0.04% 2044[1]	5,750	5,750
Illinois Fin. Auth., Rev. Bonds (Resurrection Health Care), Series 2005-B, JPMorgan Chase LOC, 0.06% 2035[1]	21,030	21,030	.22
Kentucky Econ. Dev. Fin. Auth., Demand Hospital Rev. Ref. Bonds (Baptist Healthcare System Obligated Group), Series 2009-B-1, JPMorgan Chase LOC, 0.06% 2038[1]	16,255	16,255
Kentucky Econ. Dev. Fin. Auth., Demand Hospital Rev. Ref. Bonds (Baptist Healthcare System Obligated Group), Series 2009-B-2, JPMorgan Chase LOC, 0.05% 2038[1]	15,195	15,195	.33
Massachusetts Health and Educational Facs. Auth., Demand Rev. Bonds (Dana Farber Cancer Institute Issue), Series 2008-L1, JPMorgan Chase LOC, 0.05% 2046[1]	20,000	20,000	.21

American Funds Tax-Exempt Funds	33

The Tax-Exempt Bond Fund of America

Short-term securities (continued)	Principal amount (000)	Value (000)	Percent of net assets
Health and Educational Facs. Auth. of the State of Missouri, Demand Educational Facs. Rev. Bonds (Washington University), Series 1996-A, 0.05% 2030[1]	$6,000	$6,000
Health and Educational Facs. Auth. of the State of Missouri, Demand Educational Facs. Rev. Bonds (Washington University), Series 1996-C, 0.04% 2030[1]	4,000	4,000
Health and Educational Facs. Auth. of the State of Missouri, Demand Educational Facs. Rev. Bonds (Washington University), Series 1996-D, 0.04% 2030[1]	4,500	4,500
Health and Educational Facs. Auth. of the State of Missouri, Demand Educational Facs. Rev. Bonds (Washington University), Series 2000-C, 0.04% 2040[1]	900	900	.23%
Health and Educational Facs. Auth. of the State of Missouri, Demand Educational Facs. Rev. Bonds (Washington University), Series 2004-A, 0.05% 2034[1]	4,360	4,360
Health and Educational Facs. Auth. of the State of Missouri, Demand Educational Facs. Rev. Ref. Bonds (Washington University), Series 1996-B, 0.05% 2030[1]	2,000	2,000
New Jersey Transportation Trust Fund Auth., Transportation System Bonds, Series 2009-C, 0.03% 2032[1]	6,250	6,250	.07
Tarrant County, Texas, Cultural Education Facs. Fin. Corp., Hospital Rev. Ref. Bonds (Methodist Hospitals of Dallas Project), Series 2008-A, JPMorgan Chase LOC, 0.05% 2041[1]	20,895	20,895	.22
State of Texas, Tax and Rev. Anticipation Notes, Series 2012, 2.50% 8/30/2013	175,000	175,355	1.85
Other securities		393,772	4.15

Total short-term securities (cost: $853,365,000)		853,402	9.00
Total investment securities (cost: $9,239,790,000)		9,449,081	99.67
Other assets less liabilities		30,997	.33

Net assets		$9,480,078	100.00%

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio.

[1]	Coupon rate may change periodically. For short-term securities, the date of the next scheduled coupon rate change is considered to be the maturity date.
[2]	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $72,863,000, which represented .77% of the net assets of the fund.

Key to abbreviations

Agcy. = Agency

Auth. = Authority

Certs. of Part. = Certificates of Participation

Dept. = Department

Dev. = Development

Dist. = District

Econ. = Economic

Fac. = Facility

Facs. = Facilities

Fin. = Finance

Fncg. = Financing

G.O. = General Obligation

LOC = Letter of Credit

Preref. = Prerefunded

Redev. = Redevelopment

Ref. = Refunding

Rev. = Revenue

TECP = Tax-Exempt Commercial Paper

See Notes to Financial Statements

34	American Funds Tax-Exempt Funds

American High-Income Municipal Bond Fund

Summary investment portfolio July 31, 2013

Bonds, notes & other debt instruments 93.67%	Principal amount (000)	Value (000)	Percent of net assets
Arizona 3.19%
Industrial Dev. Auth. of the County of Pima, Water and Wastewater Rev. Bonds (Global Water Resources, LLC Project), Series 2007, AMT, 6.55% 2037	$17,000	$17,106
Industrial Dev. Auth. of the County of Pima, Water and Wastewater Rev. Bonds (Global Water Resources, LLC Project), Series 2008, AMT, 7.50% 2038	10,000	10,432	.99%
Other securities		60,983	2.20
		88,521	3.19

California 14.73%
Veterans G.O. Bonds, Series CD, AMT, 4.60% 2032	9,750	9,090	.33
Morongo Band of Mission Indians, Enterprise Rev. Ref. Bonds, Series 2008-B, 6.50% 2028	9,750	10,629	.38
Pollution Control Fncg. Auth., Water Furnishing Rev. Bonds (Poseidon Resources (Channelside) LP Desalination Project), Series 2012 Plant Bonds, AMT, 5.00% 2045	11,000	9,219	.33
City of San Buenaventura, Rev. Bonds (Community Memorial Health System), Series 2011, 7.50% 2041	12,750	14,340	.52
Redev. Agcy. of the City of San Jose, Tax Allocation Ref. Bonds (Merged Area Redev. Project), Series 2006-C, National insured, 3.75% 2028	11,175	9,125	.33
Tobacco Securitization Auth. of Southern California, Tobacco Settlement Asset-backed Rev. Ref. Bonds (San Diego County Tobacco Asset Securitization Corp.), Series 2006-A, 5.125% 2046	13,935	10,620	.38
Other securities		345,445	12.46
		408,468	14.73

Colorado 4.61%
City and County of Denver, Dept. of Aviation, Special Facs. Airport Rev. Ref. Bonds (United Air Lines Project), Series 2007-A, AMT, 5.25% 2032	18,000	16,803
City and County of Denver, Dept. of Aviation, Special Facs. Airport Rev. Ref. Bonds (United Air Lines Project), Series 2007-A, AMT, 5.75% 2032	2,905	2,868	.71
Health Facs. Auth., Rev. Bonds (Covenant Retirement Communities, Inc.), Series 2005, 5.00% 2035	14,500	13,065	.47
Regional Transportation Dist., Private Activity Bonds (Denver Transit Partners Eagle P3 Project), Series 2010, 6.00% 2041	14,800	15,884	.58
Other securities		79,065	2.85
		127,685	4.61

Florida 8.44%
Citizens Property Insurance Corp., Personal Lines Account/Commercial Lines Account Secured Bonds, Series 2012-A-1, 5.00% 2021	8,500	9,467	.34
Lee County Industrial Dev. Auth., Healthcare Facs. Rev. Ref. Bonds (Shell Point/ Alliance Obligated Group, Shell Point Village/Alliance Community Project), Series 2007, 5.00% 2029	13,425	12,917	.47
Lee County, Airport Rev. Ref. Bonds, Series 2011-A, AMT, 5.375% 2032	9,935	10,077	.36
Seminole Tribe of Florida, Series A, 5.25% 2027[1]	10,000	10,408	.37
Other securities		191,235	6.90
		234,104	8.44

Illinois 5.43%
City of Chicago, O’Hare International Airport, Special Fac. Rev. Ref. Bonds (American Airlines, Inc. Project), Series 2007, 5.50% 2030[2]	4,000	4,500	.16
Fin. Auth., Rev. Ref. Bonds (Franciscan Communities, Inc.), Series 2007-A, 5.50% 2027	8,550	8,583	.31
Fin. Auth., Rev. Ref. Bonds (OSF Healthcare System), Series 2010-A, 6.00% 2039	8,935	9,643	.35

American Funds Tax-Exempt Funds	35

American High-Income Municipal Bond Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)	Percent of net assets
Illinois (continued)
Fin. Auth., Rev. Ref. Bonds (Provena Health), Series 2009-A, 7.75% 2034	$9,800	$11,912	.43%
Fin. Auth., Student Housing Rev. Ref. Bonds (CHF-DeKalb II, LLC - Northern Illinois University Project), Series 2011, 6.875% 2043	11,500	12,804	.46
Other securities		103,203	3.72
		150,645	5.43

Indiana 2.34%
Fin. Auth., Midwestern Disaster Relief Rev. Bonds (Ohio Valley Electric Corp. Project), Series 2012-A, 5.00% 2039	9,175	8,594	.31
Other securities		56,280	2.03
		64,874	2.34

Iowa 0.95%
Fin. Auth., Midwestern Disaster Area Rev. Ref. Bonds (Iowa Fertilizer Co. Project), Series 2013, 5.25% 2025	11,250	10,690	.39
Other securities		15,612	.56
		26,302	.95

Louisiana 1.64%
Local Government Environmental Facs. and Community Dev. Auth., Rev. Bonds (Westlake Chemical Corp. Projects), Series 2007, 6.75% 2032	9,500	9,993	.36
Other securities		35,523	1.28
		45,516	1.64

Massachusetts 1.53%
Dev. Fin. Agcy., Resource Recovery Rev. Ref. Bonds (Covanta Energy Project), Series 2012-C, AMT, 5.25% 2042	11,500	10,004	.36
Other securities		32,498	1.17
		42,502	1.53

Michigan 5.10%
City of Detroit, Water Supply System Rev. Bonds, Series 2011-A, 5.25% 2041	12,450	11,412	.41
Tobacco Settlement Fin. Auth., Tobacco Settlement Asset-backed Bonds, Current Interest Bonds, Series 2007-A, 6.00% 2048	28,355	22,486
Tobacco Settlement Fin. Auth., Tobacco Settlement Asset-backed Rev. Ref. Bonds, Current Interest Bonds, Series 2008-A, 6.875% 2042	5,440	5,258	1.00
Wayne County Airport Auth., Airport Rev. Bonds (Detroit Metropolitan Wayne County Airport), Series 2005, AMT, National insured, 5.00% 2034	9,000	8,646
Wayne County Airport Auth., Airport Rev. Bonds (Detroit Metropolitan Wayne County Airport), Series 2007, AMT, FGIC-National insured, 5.00% 2018	1,000	1,100
Wayne County Airport Auth., Airport Rev. Bonds (Detroit Metropolitan Wayne County Airport), Series 2012-B, AMT, 5.00% 2037	3,085	2,943
Wayne County Airport Auth., Airport Rev. Ref. Bonds (Detroit Metropolitan Wayne County Airport), Series 2011-A, AMT, 5.00% 2020	5,000	5,571	1.18
Wayne County Airport Auth., Airport Rev. Ref. Bonds (Detroit Metropolitan Wayne County Airport), Series 2011-A, AMT, 5.00% 2022	2,000	2,166
Wayne County Airport Auth., Airport Rev. Ref. Bonds (Detroit Metropolitan Wayne County Airport), Series 2012-D, AMT, 5.00% 2028	12,000	12,070
Other securities		69,642	2.51
		141,294	5.10

36	American Funds Tax-Exempt Funds

American High-Income Municipal Bond Fund

	Principal amount (000)	Value (000)	Percent of net assets
Missouri 1.88%
State Environmental Improvement and Energy Resources Auth., Water Facs. Rev. Ref. Bonds (Missouri-American Water Co. Project), Series 2006, AMT, AMBAC insured, 4.60% 2036	$10,000	$8,835	.32%
Other securities		43,345	1.56
		52,180	1.88

New Jersey 3.22%
Econ. Dev. Auth., Energy Fac. Rev. Bonds (ACR Energy Partners, LLC Project), Series 2011-A, AMT, 10.50% 2032[1]	13,000	12,883	.46
Econ. Dev. Auth., Special Fac. Rev. Bonds (Continental Airlines, Inc. Project), Series 1999, AMT, 5.125% 2023	4,500	4,303
Econ. Dev. Auth., Special Fac. Rev. Bonds (Continental Airlines, Inc. Project), Series 1999, AMT, 5.25% 2029	15,000	14,142
Econ. Dev. Auth., Special Fac. Rev. Bonds (Continental Airlines, Inc. Project), Series 2003, AMT, 5.50% 2033	3,500	3,318	.95
Econ. Dev. Auth., Special Fac. Rev. Ref. Bonds (Continental Airlines, Inc. Project), Series 2012, AMT, 5.75% 2027	4,500	4,391
Tobacco Settlement Fncg. Corp., Tobacco Settlement Asset-backed Rev. Ref. Bonds, Series 2007-1-A, 5.00% 2041	15,250	11,168	.40
Other securities		39,172	1.41
		89,377	3.22

New York 3.60%
Liberty Dev. Corp., Liberty Rev. Ref. Bonds (Bank of America Tower at One Bryant Park Project), Series 2010, 6.375% 2049	13,360	14,562	.53
New York City Industrial Dev. Agcy., Special Fac. Rev. Bonds (American Airlines, Inc. John F. Kennedy International Airport Project), Series 2005, AMT, 7.625% 2025	15,200	16,702
New York City Industrial Dev. Agcy., Special Fac. Rev. Bonds (American Airlines, Inc. John F. Kennedy International Airport Project), Series 2005, AMT, 7.75% 2031	2,130	2,341	.77
New York City Industrial Dev. Agcy., Special Fac. Rev. Bonds (American Airlines, Inc. John F. Kennedy International Airport Project), Series 2005, AMT, 8.00% 2028	2,000	2,218
Other securities		63,861	2.30
		99,684	3.60

Ohio 4.39%
Air Quality Dev. Auth., Pollution Control Rev. Ref. Bonds (FirstEnergy Generation Corp. Project), Series 2009-C, 5.625% 2018	8,580	9,664	.35
Buckeye Tobacco Settlement Fncg. Auth., Tobacco Settlement Asset-backed Bonds, Current Interest Bonds, Series 2007-A-2, 5.875% 2030	18,170	14,516
Buckeye Tobacco Settlement Fncg. Auth., Tobacco Settlement Asset-backed Bonds, Current Interest Bonds, Series 2007-A-2, 5.875% 2047	16,780	12,558	1.36
Buckeye Tobacco Settlement Fncg. Auth., Tobacco Settlement Asset-backed Bonds, Current Interest Bonds, Series 2007-A-2, 6.50% 2047	13,000	10,630
County of Gallia, Hospital Facs. Rev. Ref. and Improvement Bonds (Holzer Health System Obligated Group Project), Series 2012-A, 8.00% 2042	11,000	11,761	.42
Other securities		62,716	2.26
		121,845	4.39

American Funds Tax-Exempt Funds	37

American High-Income Municipal Bond Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)	Percent of net assets
Oklahoma 0.67%
Trustees of the Tulsa Municipal Airport Trust, American Airlines Inc. Rev. Ref. Bonds, Series 2001-B, AMT, 5.50% 2035	$10,000	$9,102	.33%
Other securities		9,493	.34
		18,595	.67

Puerto Rico 0.75%
Aqueduct and Sewer Auth., Rev. Ref. Bonds, Series 2012-A, 5.25% 2042	15,140	11,841	.43
Other securities		8,943	.32
		20,784	.75

Texas 8.10%
Brazos River Harbor Navigation Dist. of Brazoria County, Environmental Facs. Rev. Ref. Bonds (Dow Chemical Co. Project), Series 2002-A-4, AMT, 5.95% 2033	13,545	14,449	.52
Cities of Dallas and Fort Worth, Dallas/Fort Worth International Airport, Joint Rev. Improvement Bonds, Series 2012-D, AMT, 5.00% 2042	10,500	9,959	.36
Dallas-Fort Worth International Airport Fac. Improvement Corp., American Airlines, Inc. Rev. Bonds, Series 1999, AMT, 6.375% 2035[2]	17,750	18,992	.69
City of Houston, Airport System Special Facs. Rev. Bonds (Continental Airlines, Inc. Terminal E Project), Series 2001, AMT, 6.75% 2021	3,000	3,001
City of Houston, Airport System Special Facs. Rev. Bonds (Continental Airlines, Inc. Terminal E Project), Series 2001, AMT, 6.75% 2029	13,100	13,105	1.03
City of Houston, Airport System Special Facs. Rev. Bonds (Continental Airlines, Inc. Terminal Improvement Projects), Series 2011, AMT, 6.50% 2030	9,300	9,514
City of Houston, Airport System Special Facs. Rev. Bonds (Continental Airlines, Inc. Terminal Improvement Projects), Series 2011, AMT, 6.625% 2038	3,000	3,073
Sanger Texas Industrial Dev. Corp., Industrial Dev. Rev. Ref. Bonds (Texas Pellets Project), Series 2012-B, AMT, 8.00% 2038	14,250	14,379	.52
Other securities		138,217	4.98
		224,689	8.10

Wisconsin 0.82%
Public Fin. Auth., Airport Facs. Rev. Ref. Bonds (Transportation Infrastructure Properties, LLC Obligated Group), Series 2012-B, AMT, 5.00% 2042	9,410	8,593	.31
Other securities		14,054	.51
		22,647	.82

Other states & U.S. territories 22.28%
Other securities		617,694	22.28

Total bonds, notes & other debt instruments (cost: $2,606,087,000)		2,597,406	93.67

38	American Funds Tax-Exempt Funds

American High-Income Municipal Bond Fund

Short-term securities 5.10%	Principal amount (000)	Value (000)	Percent of net assets
State of Alaska, City of Valdez, Marine Terminal Rev. Ref. Bonds (Exxon Pipeline Co. Project), Series 1993-A, 0.05% 2033[3]	$1,000	$1,000
State of Alaska, City of Valdez, Marine Terminal Rev. Ref. Bonds (Exxon Pipeline Co. Project), Series 1993-C, 0.05% 2033[3]	6,015	6,015
Will County, Illinois, Environmental Facs. Rev. Bonds (ExxonMobil Project), Series 2001, AMT, 0.05% 2026[3]	1,400	1,400	.45%
State of Texas, Gulf Coast Waste Disposal Auth., Environmental Facs. Rev. Bonds (ExxonMobil Project), Series 2001-B, AMT, 0.05% 2025[3]	3,950	3,950
Mississippi Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds (Chevron U.S.A. Inc. Project), Series 2007-A, 0.05% 2030[3]	1,550	1,550
Mississippi Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds (Chevron U.S.A. Inc. Project), Series 2007-E, 0.05% 2030[3]	4,400	4,400	.54
Mississippi Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds (Chevron U.S.A. Inc. Project), Series 2011-G, 0.05% 2035[3]	9,000	9,000
State of Texas, Tax and Rev. Anticipation Notes, Series 2012, 2.50% 8/30/2013	19,500	19,540	.70
Other securities		94,630	3.41

Total short-term securities (cost: $141,481,000)		141,485	5.10
Total investment securities (cost: $2,747,568,000)		2,738,891	98.77
Other assets less liabilities		34,186	1.23

Net assets		$2,773,077	100.00%

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio.

[1]	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $101,212,000, which represented 3.65% of the net assets of the fund.
[2]	Scheduled interest and/or principal payment was not received.
[3]	Coupon rate may change periodically. For short-term securities, the date of the next scheduled coupon rate change is considered to be the maturity date.

Key to abbreviations

Agcy. = Agency

AMT = Alternative Minimum Tax

Auth. = Authority

Certs. of Part. = Certificates of Participation

Dept. = Department

Dev. = Development

Dist. = District

Econ. = Economic

Fac. = Facility

Facs. = Facilities

Fin. = Finance

Fncg. = Financing

G.O. = General Obligation

LOC = Letter of Credit

Preref. = Prerefunded

Redev. = Redevelopment

Ref. = Refunding

Rev. = Revenue

TECP = Tax-Exempt Commercial Paper

See Notes to Financial Statements

American Funds Tax-Exempt Funds	39

American Funds Tax-Exempt Fund of New York

Investment portfolio July 31, 2013

Bonds, notes & other debt instruments 91.05%	Principal amount (000)	Value (000)	Percent of net assets
New York 82.22%
State issuers — 42.92%
Build NYC Resource Corp., Rev. Bonds (Bronx Charter School for Excellence Project), Series 2013-A, 5.50% 2043	$1,000	$996	.81%
Dormitory Auth. of the State of New York, North Shore-Long Island Jewish Obligated Group, Rev. Ref. Bonds, Series 2011-A, 5.00% 2032	1,500	1,519	1.23
Dormitory Auth., Consolidated Service Contract Rev. Ref. Bonds, Series 2010, 5.00% 2020	500	591
Dormitory Auth., School Districts Rev. Bond Fncg. Program Rev. Ref. Bonds, Series 2011-A, 5.00% 2024	1,000	1,096	1.37
Dormitory Auth., Fordham University Rev. Bonds, Series 2011-A, 5.50% 2036	1,000	1,060	.86
Dormitory Auth., Lease Rev. Bonds (State University Dormitory Facs. Issue), Series 2010-A, 5.00% 2035	1,000	1,031
Dormitory Auth., Lease Rev. Bonds (State University Dormitory Facs. Issue), Series 2011-A, 5.00% 2041	1,000	1,021	2.61
Dormitory Auth., Third General Resolution Rev. Ref. Bonds (State University Educational Facs. Issue), Series 2012-A, 5.00% 2020	1,000	1,171
Dormitory Auth., Miriam Osborn Memorial Home Association Rev. Ref. Bonds, Series 2012, 5.00% 2042	970	963	.78
Dormitory Auth., Mount Sinai School of Medicine of New York University, Rev. Ref. Bonds, Series 2010-A, 5.00% 2021	1,000	1,120	.91
Dormitory Auth., New School Rev. Bonds, Series 2010, 5.25% 2021	500	570
Dormitory Auth., New School Rev. Bonds, Series 2010, 5.50% 2040	500	524	.88
Dormitory Auth., NYU Hospitals Center Rev. Bonds, Series 2011-A, 6.00% 2040	1,000	1,073	.87
Dormitory Auth., Orange Regional Medical Center Obligated Group Rev. Bonds, Series 2008, 6.25% 2037	1,000	1,049	.85
Dormitory Auth., Rochester General Hospital Insured Rev. Bonds, Series 2005, RADIAN insured, 5.00% 2015 (escrowed to maturity)	720	794	.64
Dormitory Auth., Skidmore College Rev. Bonds, Series 2011-A, 5.50% 2041	1,420	1,505	1.22
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2011-A, 5.00% 2018	1,000	1,166	.94
Dormitory Auth. of the State of New York, School Districts Rev. Bond Fncg. Program Rev. Bonds, Series 2013-E, Assured Guaranty Municipal insured, 5.00% 2022	1,000	1,135	.92
Environmental Facs. Corp., Solid Waste Disposal Rev. Ref. Bonds (Waste Management, Inc. Project), Series 2013-A, 2.75% 2017	1,000	996	.81
Hudson Yards Infrastructure Corp., Rev. Bonds, Fiscal 2007 Series A, 5.00% 2047	1,000	995
Hudson Yards Infrastructure Corp., Rev. Bonds, Fiscal 2012 Series A, 5.25% 2047	1,000	1,011	2.48
Hudson Yards Infrastructure Corp., Rev. Bonds, Fiscal 2012 Series A, 5.75% 2047	1,000	1,064
Liberty Dev. Corp., Liberty Rev. Ref. Bonds (4 World Trade Center Project), Series 2011, 5.00% 2031	1,500	1,539	1.25
Liberty Dev. Corp., Liberty Rev. Ref. Bonds (Bank of America Tower at One Bryant Park Project), Series 2010, 6.375% 2049	1,500	1,635	1.32
Liberty Dev. Corp., Rev. Bonds (Goldman Sachs Headquarters Issue), Series 2005, 5.25% 2035	1,000	1,040	.84
Metropolitan Transportation Auth., Dedicated Tax Fund Bonds, Series 2004-C, AMBAC insured, 5.50% 2017	1,000	1,175
Metropolitan Transportation Auth., Dedicated Tax Fund Rev. Ref. Bonds, Series 2002-B-3D, 1.06% 2020[1]	2,000	2,014	2.58
Metropolitan Transportation Auth., Transportation Rev. Ref. Bonds, Series 2010-D, 5.00% 2017	1,000	1,146	.93

40	American Funds Tax-Exempt Funds

American Funds Tax-Exempt Fund of New York

	Principal amount (000)	Value (000)	Percent of net assets
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 178, 3.50% 2043	$650	$682
Mortgage Agcy., Mortgage Rev. Bonds, Series 46, 5.00% 2029	410	441	2.42%
Mortgage Agcy., Mortgage Rev. Ref. Bonds, Series 45, 4.50% 2029	810	851
Mortgage Agcy., Mortgage Rev. Ref. Bonds, Series 48, 2.625% 2041	1,000	1,021
Port Auth., Consolidated Bonds, Series 147, AMT, FGIC-National insured, 5.00% 2021	1,000	1,114
Port Auth., Consolidated Bonds, Series 166, 5.00% 2031	1,000	1,059
Port Auth., Consolidated Rev. Ref. Bonds, Series 136, AMT, National insured, 5.00% 2021	500	521	3.88
Port Auth., Consolidated Rev. Ref. Bonds, Series 167, AMT, 5.00% 2025	1,000	1,076
Port Auth., Consolidated Rev. Ref. Bonds, Series 172, AMT, 5.00% 2034	1,000	1,022
Port Auth., Special Project Bonds (JFK International Air Terminal LLC Project), Series 8, 5.00% 2020	1,000	1,089	.88
Power Auth. of the State of New York, Rev. Ref. Bonds, Series 2011-A, 5.00% 2038	1,500	1,575	1.28
Thruway Auth., Local Highway and Bridge Service Contract Rev. Ref. Bonds, Series 2009, 5.00% 2020	1,000	1,165	.94
Thruway Auth., Second General Highway and Bridge Trust Fund Bonds, Series 2010-A, 5.00% 2015	750	808
Thruway Auth., Second General Highway and Bridge Trust Fund Rev. Ref. Bonds, Series 2008-B, 5.00% 2015	500	538	2.03
Thruway Auth., Second General Highway and Bridge Trust Fund Rev. Ref. Bonds, Series 2012-A, 5.00% 2022	1,000	1,165
Tobacco Settlement Fin. Corp., Rev. Ref. Bonds (State Contingency Contract Secured), Series 2011-B, 5.00% 2018	1,000	1,145	.93
Triborough Bridge and Tunnel Auth. (MTA Bridges and Tunnels), General Rev. Bonds, Series 2008-A, 5.00% 2020 (preref. 2018)	1,000	1,173	.95
Triborough Bridge and Tunnel Auth. (MTA Bridges and Tunnels), General Rev. Bonds, Series 2010-A-1, 5.00% 2019	1,000	1,185
Triborough Bridge and Tunnel Auth. (MTA Bridges and Tunnels), Rev. Ref. Bonds, Series 2013-A, 5.00% 2022	1,000	1,152	1.89
Troy Industrial Dev. Auth., Civic Fac. Rev. Bonds (Rensselaer Polytechnic Institute Project), Series 2011-E, 5.00% 2031	1,000	1,028	.83
Urban Dev. Corp., Service Contract Rev. Ref. Bonds, Series 2010-A-2, 5.00% 2020	1,000	1,160	.94
Urban Dev. Corp., State Personal Income Tax Rev. Bonds (State Facs. and Equipment), Series 2009-B-1, 5.25% 2038	1,000	1,045	.85
		53,014	42.92

City & county issuers — 39.30%
City of Albany Capital Resource Corp., Rev. Bonds (St. Peter’s Hospital of the City of Albany Project), Series 2011, 6.25% 2038	1,000	1,089
City of Albany Industrial Dev. Agcy., Civic Fac. Rev. Ref. Bonds (St. Peter’s Hospital of the City of Albany Project), Series 2008-A, 5.25% 2027	500	524	1.31
Buffalo and Erie County Industrial Land Dev. Corp., Rev. Bonds (Buffalo State College Foundation Housing Corp. Project), Series 2011-A, 5.375% 2041	1,400	1,461	1.18
Build NYC Resource Corp., Parking Fac. Rev. Ref. Bonds (Royal Charter Properties, Inc. - New York and Presbyterian Hospital Leasehold Project), Series 2012, Assured Guaranty Municipal insured, 4.75% 2032	1,000	976	.79
County of Chautauqua Industrial Dev. Agcy., Exempt Fac. Rev. Bonds (NRG Dunkirk Power Project), Series 2009, 5.875% 2042	1,000	1,022	.83

American Funds Tax-Exempt Funds	41

American Funds Tax-Exempt Fund of New York

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)	Percent of net assets
City & county issuers (continued)
Dutchess County Local Dev. Corp., Rev. Ref. Bonds (Health Quest Systems, Inc. Project), Series 2010, 5.75% 2030	$500	$540
Dutchess County Local Dev. Corp., Rev. Ref. Bonds (Health Quest Systems, Inc. Project), Series 2010, 5.75% 2040	1,000	1,062	1.30%
Erie County Industrial Dev. Agcy., School Fac. Rev. Bonds (City School Dist. of the City of Buffalo Project), Series 2011-A, 5.25% 2025	1,000	1,108
Erie County Industrial Dev. Agcy., School Fac. Rev. Ref. Bonds (City School Dist. of the City of Buffalo Project), Series 2012-A, 5.00% 2021	1,000	1,163	1.84
Essex County Industrial Dev. Agcy., Solid Waste Disposal Rev. Bonds, Series 2004-A, AMT, 5.20% 2028	500	500
Essex County Industrial Dev. Agcy., Solid Waste Disposal Rev. Ref. Bonds, Series 2005-A, AMT, 5.20% 2023	750	773	1.03
Various Purpose G.O. Bonds, Series 2007-B, 5.00% 2017	1,215	1,392	1.13
Town of Hempstead Local Dev. Corp., Rev. Bonds (Hofstra University Project), Series 2011, 5.00% 2027	1,300	1,360
Town of Hempstead Local Dev. Corp., Rev. Bonds (Hofstra University Project), Series 2011, 5.00% 2041	1,600	1,609	2.40
Long Island Power Auth., Electric System General Rev. Bonds, Series 2011-A, 5.00% 2038	1,000	1,004
Long Island Power Auth., Electric System General Rev. Ref. Bonds, Series 2003-B, 5.25% 2014	1,000	1,059
Long Island Power Auth., Electric System General Rev. Ref. Bonds, Series 2009-A, 5.50% 2024	1,055	1,191	3.08
Long Island Power Auth., Electric System General Rev. Ref. Bonds, Series 2009-A, 5.75% 2039	500	547
County of Monroe Industrial Dev. Agcy., School Fac. Rev. Bonds (Rochester Schools Modernization Project), Series 2012-A, 5.00% 2021	1,000	1,146	.93
Monroe County Industrial Dev. Corp., Rev. Bonds (Rochester General Hospital Project), Series 2013-A, 5.00% 2037	900	882	.71
Monroe County, Industrial Dev. Corp. Rev. Ref. Bonds (University of Rochester Project), Series 2011-A, 5.00% 2041	1,000	1,019	.82
Nassau County Local Econ. Assistance Corp., Rev. Ref. Bonds (Winthrop-University Hospital Association Project), Series 2012, 5.00% 2037	1,000	973	.79
City of New York, G.O. Bonds, Fiscal 2008 Series J-4, 0.61% 2025[1]	1,500	1,520
City of New York, G.O. Bonds, Fiscal 2008 Series L-1, 5.00% 2023	1,000	1,103
City of New York, G.O. Bonds, Fiscal 2010 Series E, 5.00% 2025	1,000	1,110	4.85
City of New York, G.O. Bonds, Fiscal 2011 Series A-1, 5.00% 2019	1,000	1,173
City of New York, G.O. Bonds, Fiscal 2011 Series B, 5.00% 2019	925	1,085
New York City Industrial Dev. Agcy., Airport Facs. Rev. Ref. Bonds (Transportation Infrastructure Properties, LLC Obligated Group), Series 2012-A, AMT, 5.00% 2028	1,000	977	.79
New York City Industrial Dev. Agcy., Special Fac. Rev. Bonds (American Airlines, Inc. John F. Kennedy International Airport Project), Series 2005, AMT, 7.625% 2025	1,500	1,648	1.33
New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Ref. Bonds, Fiscal 2011 Series EE, 5.375% 2043	1,000	1,060	.86
New York City Transitional Fin. Auth., Building Aid Rev. Bonds, Fiscal 2007 Series S-2, Assured Guaranty Municipal insured, 5.00% 2017	570	643	.52
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2011 Series C, 5.25% 2025	1,000	1,155
New York City Transitional Fin. Auth., Future Tax Secured Rev. Ref. Bonds, Fiscal 2010 Series D, 5.00% 2023	1,000	1,137	1.86

42	American Funds Tax-Exempt Funds

American Funds Tax-Exempt Fund of New York

	Principal amount (000)	Value (000)	Percent of net assets

New York City, Health and Hospitals Corp., Health System Rev. Ref. Bonds, Series 2010-A, 5.00% 2019	$500	$570
New York City, Health and Hospitals Corp., Health System Rev. Ref. Bonds, Series 2010-A, 5.00% 2021	540	599	1.37%
New York City, Health and Hospitals Corp., Health System Rev. Ref. Bonds, Series 2010-A, 5.00% 2025	500	529
Trust for Cultural Resources of the City of New York, Rev. Bonds (Juilliard School), Series 2009-B, 1.35% 2036 (put 2017)	1,500	1,491	1.21
Niagara Area Dev. Corp. (New York), Solid Waste Disposal Fac. Rev. Ref. Bonds (Covanta Energy Project), Series 2012-A, AMT, 5.25% 2042	1,500	1,323	1.07
Onondaga Civic Dev. Corp., Rev. Ref. Bonds (St. Joseph’s Hospital Health Center Project), Series 2012, 5.00% 2042	500	451	.37
Suffolk County Econ. Dev. Corp., Rev. Ref. Bonds (Catholic Health Services of Long Island Obligated Group Project), Series 2011, 5.00% 2028	1,000	1,042	.84
Suffolk County Econ. Dev. Corp., Rev. Ref. Bonds (Peconic Landing at Southold, Inc. Project), Series 2010, 5.875% 2030	1,000	1,050	.85
Suffolk County Industrial Dev. Agcy., Industrial Dev. Rev. Bonds (KeySpan-Port Jefferson Energy Center, LLC Project), Series 2003-A, AMT, 5.25% 2027	1,000	1,008	.82
Suffolk Tobacco Asset Securitization Corp., Tobacco Settlement Asset-Backed Rev. Ref. Bonds, Series 2012-B, 5.00% 2032	750	717	.58
Tompkins County Dev. Corp., Rev. Bonds (Tompkins Cortland Community College Foundation, Inc. Project), Series 2013-A, 5.00% 2038	1,000	922	.75
TSASC, Inc., Tobacco Settlement Asset-Backed Rev. Ref. Bonds, Series 2006-1, 5.125% 2042	1,500	1,090	.88
Westchester County Health Care Corp., Rev. Bonds, Series 2010-B, 6.00% 2030	1,000	1,095
Westchester County Health Care Corp., Rev. Bonds, Series 2011-A, 5.125% 2041	500	504	1.29
City of Yonkers, G.O. Bonds, Series 2011-A, 5.00% 2019	1,000	1,131	.92
		48,533	39.30

Guam 2.82%
Government of Guam, Business Privilege Tax Bonds, Series 2011-A, 5.00% 2031	1,200	1,227
Government of Guam, Business Privilege Tax Bonds, Series 2012-B-1, 5.00% 2037	750	750	1.60
Government of Guam, Hotel Occupancy Tax Rev. Ref. Bonds, Series 2011-A, 6.125% 2031	500	532	.43
Power Auth., Rev. Ref. Bonds, Series 2012-A, 5.00% 2034	1,000	971	.79
		3,480	2.82

Puerto Rico 4.37%
Aqueduct and Sewer Auth., Rev. Ref. Bonds, Series 2012-A, 5.25% 2042	1,000	782
Aqueduct and Sewer Auth., Rev. Ref. Bonds, Series 2012-A, 5.75% 2037	1,500	1,296	1.68
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Higher Education Rev. and Rev. Ref. Bonds (Inter American University of Puerto Rico Project), Series 2012, 5.00% 2031	500	451	.36
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Higher Education Rev. and Rev. Ref. Bonds (University of the Sacred Heart Project), Series 2012, 5.00% 2042	500	403	.33
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Hospital Rev. and Rev. Ref. Bonds (Hospital Auxilio Mutuo Obligated Group Project), Series 2011-A, 6.00% 2033	1,000	1,038	.84

American Funds Tax-Exempt Funds	43

American Funds Tax-Exempt Fund of New York

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)	Percent of net assets
Puerto Rico (continued)
Sales Tax Fncg. Corp., Sales Tax Rev. Bonds, Series 2009-A, 6.00% 2042	$500	$501
Sales Tax Fncg. Corp., Sales Tax Rev. Ref. Bonds, Series 2011-C, 5.00% 2040	1,000	927	1.16%
		5,398	4.37
Virgin Islands 1.64%
Public Fin. Auth., Rev. Bonds (Matching Fund Loan Note - Diageo Project), Series 2009-A, 6.625% 2029	500	552	.45
Public Fin. Auth., Rev. Ref. Bonds (Matching Fund Loan Notes), Series 2012-A, 5.00% 2032	1,500	1,471	1.19
		2,023	1.64

Total bonds, notes & other debt instruments (cost: $111,288,000)		112,448	91.05

Short-term securities 7.82%
Trust for Cultural Resources of the City of New York, Rev. Ref. Bonds (Lincoln Center for the Performing Arts, Inc.), Series 2008-A-1, JPMorgan Chase LOC, 0.06% 2035[1]	2,100	2,100	1.70
City of New York, G.O. Bonds, Fiscal 1993 Series A-7, JPMorgan Chase LOC, 0.05% 2020[1]	900	900
City of New York, G.O. Bonds, Fiscal 2008 Series L, Subseries L-4, 0.04% 2038[1]	1,000	1,000	1.54
New York City, Transitional Fin. Auth., New York City Recovery Bonds, Fiscal Series 2003-1, Subseries 1-C, 0.05% 2022[1]	2,400	2,400	1.94
Triborough Bridge and Tunnel Auth. (MTA Bridges and Tunnels), General Rev. Bonds, Series 2003-B-3, U.S. Bank LOC, 0.04% 2033[1]	2,800	2,800	2.27
Dormitory Auth., University of Rochester Rev. Bonds, Series 2003-A, JPMorgan Chase LOC, 0.05% 2031[1]	450	450	.37

Total short-term securities (cost: $9,650,000)		9,650	7.82
Total investment securities (cost: $120,938,000)		122,098	98.87
Other assets less liabilities		1,400	1.13

Net assets		$123,498	100.00%

[1]	Coupon rate may change periodically. For short-term securities, the date of the next scheduled coupon rate change is considered to be the maturity date.

Key to abbreviations

Agcy. = Agency

AMT = Alternative Minimum Tax

Auth. = Authority

Certs. of Part. = Certificates of Participation

Dept. = Department

Dev. = Development

Dist. = District

Econ. = Economic

Fac. = Facility

Facs. = Facilities

Fin. = Finance

Fncg. = Financing

G.O. = General Obligation

LOC = Letter of Credit

Preref. = Prerefunded

Redev. = Redevelopment

Ref. = Refunding

Rev. = Revenue

TECP = Tax-Exempt Commercial Paper

See Notes to Financial Statements

44	American Funds Tax-Exempt Funds

The Tax-Exempt Fund of California

Summary investment portfolio July 31, 2013

Bonds, notes & other debt instruments 95.94%	Principal amount (000)	Value (000)	Percent of net assets
California 92.74%
State issuers — 36.47%
Educational Facs. Auth., Rev. Bonds (Mills College), Series 2005-A, 5.00% 2025	$4,975	$5,016	.33%
Educational Facs. Auth., Rev. Ref. Bonds (California Lutheran University), Series 2008, 5.75% 2038	6,000	6,050	.40
Educational Facs. Auth., Rev. Ref. Bonds (Chapman University), Series 2011, 5.00% 2031	5,615	5,788	.38
Various Purpose G.O. Bonds, 5.00% 2038	3,000	3,068
Various Purpose G.O. Bonds, 5.25% 2028	2,000	2,171
Various Purpose G.O. Bonds, 5.25% 2028	5,000	5,432
Various Purpose G.O. Bonds, 6.00% 2038	7,000	7,842	1.91
Various Purpose G.O. Bonds, 6.00% 2039	2,000	2,263
Various Purpose G.O. Bonds, 6.50% 2033	5,000	5,860
Various Purpose G.O. Ref. Bonds, 5.25% 2030	2,000	2,140
Golden State Tobacco Securitization Corp., Tobacco Settlement Asset-backed Rev. Ref. Bonds, Series 2007-A-1, 5.75% 2047	10,725	8,375	.56
Health Facs. Fncg. Auth., Rev. Bonds (Catholic Healthcare West), Series 2008-G, 5.50% 2025	3,500	3,801
Health Facs. Fncg. Auth., Rev. Bonds (Catholic Healthcare West), Series 2009-A, 6.00% 2029	1,500	1,700
Health Facs. Fncg. Auth., Rev. Ref. Bonds (Catholic Healthcare West), Series 2011-A, 5.25% 2041	2,000	2,022	1.00
Statewide Communities Dev. Auth., Rev. Ref. Bonds (Catholic Healthcare West), Series 2008-B, 5.50% 2030	980	1,064
Statewide Communities Dev. Auth., Rev. Ref. Bonds (Catholic Healthcare West), Series 2008-D, 5.50% 2031	6,090	6,462
Health Facs. Fncg. Auth., Rev. Bonds (Rady Children’s Hospital - San Diego), Series 2011, 5.25% 2041	5,000	5,074	.34
Statewide Communities Dev. Auth., Rev. Bonds (Sutter Health), Series 2011-A, 6.00% 2042	4,500	5,060	.34
Health Facs. Fncg. Auth., Rev. Ref. Bonds (Cedars-Sinai Medical Center), Series 2005, 5.00% 2027	14,750	14,929	.99
Health Facs. Fncg. Auth., Rev. Ref. Bonds (St. Joseph Health System), Series 2009-D, 5.00% 2034 (put 2016)	5,000	5,541	.37
Health Facs. Fncg. Auth., Rev. Ref. Bonds (Stanford Hospital and Clinics), Series 2010-B, 5.25% 2031	8,000	8,288	.55
Imperial Irrigation Dist., Electric System Rev. Ref. Bonds, Series 2008-A, 5.00% 2033	15,000	15,425
Imperial Irrigation Dist., Electric System Rev. Ref. Bonds, Series 2008-A, 5.25% 2024	2,000	2,218	1.32
Imperial Irrigation Dist., Electric System Rev. Ref. Bonds, Series 2008-A, 5.25% 2025	2,000	2,202
Municipal Fin. Auth., Certs. of Part. (Community Hospitals of Central California Obligated Group), 5.25% 2037	5,500	5,489	.36
Municipal Fin. Auth., Rev. Ref. Bonds (Azusa Pacific University Project), Series 2011-B, 8.00% 2041[1]	8,550	9,532	.63

American Funds Tax-Exempt Funds	45

The Tax-Exempt Fund of California

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)	Percent of net assets
State issuers (continued)
Northern California Power Agcy., Geothermal Project Number 3 Rev. Bonds, Series 2009-A, 5.00% 2019	$2,000	$2,342
Northern California Power Agcy., Geothermal Project Number 3 Rev. Bonds, Series 2009-A, 5.50% 2022	1,000	1,142
Northern California Power Agcy., Hydroelectric Project Number One Rev. Ref. Bonds, Series 2010-A, 5.00% 2023	3,680	4,019
Northern California Power Agcy., Hydroelectric Project Number One Rev. Ref. Bonds, Series 2012-A, 5.00% 2029	1,570	1,653	1.26%
Northern California Power Agcy., Hydroelectric Project Number One Rev. Ref. Bonds, Series 2012-A, 5.00% 2030	1,000	1,051
Northern California Power Agcy., Lodi Energy Center Rev. Bonds, Issue One, Series 2010-A, 5.00% 2020	2,010	2,326
Northern California Power Agcy., Lodi Energy Center Rev. Bonds, Issue One, Series 2010-A, 5.00% 2025	6,000	6,449
Pollution Control Fncg. Auth., Pollution Control Rev. Ref. Bonds (Pacific Gas and Electric Co.), Series 2004-C, AMT, AMBAC-FGIC insured, 4.75% 2023	5,000	5,210
Pollution Control Fncg. Auth., Pollution Control Rev. Ref. Bonds (Pacific Gas and Electric Co.), Series 2004-D, AMT, FGIC insured, 4.75% 2023	1,000	1,042	.42
Pollution Control Fncg. Auth., Water Furnishing Rev. Bonds (Poseidon Resources (Channelside) LP Desalination Project), Series 2012 Plant Bonds, AMT, 5.00% 2045	8,000	6,705	.45
Southern California Public Power Auth., Transmission Project Rev. Bonds (Southern Transmission Project), Series 2008-B, 6.00% 2027	3,200	3,738
Southern California Public Power Auth., Transmission Project Rev. Ref. Bonds (Southern Transmission Project), Series 2008-A, 5.00% 2022	4,960	5,726	1.00
Southern California Public Power Auth., Transmission Project Rev. Ref. Bonds (Southern Transmission Project), Series 2009-A, 5.00% 2023	5,000	5,614
Statewide Communities Dev. Auth., Rev. Bonds (Front Porch Communities and Services Project), Series 2007-A, 5.125% 2037[1]	9,500	8,800	.58
Statewide Communities Dev. Auth., Rev. Bonds (Inland Regional Center Project), Series 2007, 5.375% 2037	6,500	6,567	.44
Statewide Communities Dev. Auth., Rev. Bonds (Kaiser Permanente), Series 2012-A, 5.00% 2042	9,500	9,435	.63
Statewide Communities Dev. Auth., Rev. Ref. Bonds (American Baptist Homes of the West), Series 2010, 6.25% 2039	5,300	5,478	.36
Statewide Communities Dev. Auth., Senior Living Rev. Ref. Bonds (Southern California Presbyterian Homes), Series 2006-A, 4.875% 2036	6,500	5,636	.37
Statewide Communities Dev. Auth., Student Housing Rev. Bonds (CHF-Irvine, LLC-UCI East Campus Apartments, Phase II), Series 2008, 5.50% 2026	3,500	3,641
Statewide Communities Dev. Auth., Student Housing Rev. Bonds (CHF-Irvine, LLC-UCI East Campus Apartments, Phase II), Series 2008, 6.00% 2040	4,750	4,876
Statewide Communities Dev. Auth., Student Housing Rev. Ref. Bonds (CHF-Irvine, LLC-UCI East Campus Apartments, Phase I), Series 2011, 5.375% 2038	1,260	1,277
Statewide Communities Dev. Auth., Student Housing Rev. Ref. Bonds (CHF-Irvine, LLC-UCI East Campus Apartments, Phase II), Series 2006, 5.00% 2017	2,565	2,765	1.23
Statewide Communities Dev. Auth., Student Housing Rev. Ref. Bonds (CHF-Irvine, LLC-UCI East Campus Apartments, Phase II), Series 2006, 5.00% 2020	1,000	1,051
Statewide Communities Dev. Auth., Student Housing Rev. Ref. Bonds (CHF-Irvine, LLC-UCI East Campus Apartments, Phase II), Series 2006, 5.00% 2026	2,980	3,013
Statewide Communities Dev. Auth., Student Housing Rev. Ref. Bonds (CHF-Irvine, LLC-UCI East Campus Apartments, Phase II), Series 2006, 5.00% 2038	2,000	1,907

46	American Funds Tax-Exempt Funds

The Tax-Exempt Fund of California

	Principal amount (000)	Value (000)	Percent of net assets
Regents of the University of California, Limited Project Rev. Bonds, Series 2007-D, FGIC-National insured, 5.00% 2037	$5,000	$5,033
Regents of the University of California, Medical Center Pooled Rev. Ref. Bonds, Series 2007-C-2, National insured, 0.924% 2043[2]	8,000	6,032	.74%
Other securities		293,571	19.51
		548,911	36.47

City & county issuers — 56.27%
Alameda Corridor Transportation Auth., Rev. Ref. Bonds, Series 2013-A, 5.00% 2026	6,375	6,918	.46
Antelope Valley Healthcare Dist., Rev. Bonds, Series 2002-A, 5.25% 2017	6,000	5,994	.40
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Insured Rev. Ref. Bonds (Casa de las Campanas, Inc.), Series 2010, 6.00% 2037	6,000	6,437	.43
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Ref. Bonds, Series 2008-F-1, 5.125% 2047	6,000	6,144	.41
County of Contra Costa Public Fncg. Auth., Lease Rev. Ref. Bonds (Medical Center Ref.), Series 2007-B, National insured, 5.00% 2017	5,000	5,603	.37
City of La Verne, Rev. Certs. of Part. (Brethren Hillcrest Homes), Series 2003-B, 6.625% 2025	5,220	5,274	.35
City of Los Angeles Harbor Dept., Rev. Ref. Bonds, Series 2006-A, AMT, National insured, 5.00% 2020	6,000	6,759	.45
Dept. of Airports of the City of Los Angeles, Los Angeles International Airport, Rev. Ref. Bonds, Series 2008-A, AMT, 5.50% 2022	5,000	5,700	.38
Roseville Natural Gas Fncg. Auth., Gas Rev. Bonds, Series 2007, 5.00% 2022	4,920	5,299	.35
Sacramento Cogeneration Auth., Cogeneration Project Rev. Ref. Bonds (Procter & Gamble Project), Series 2009, 5.25% 2020	995	1,175
Sacramento Cogeneration Auth., Cogeneration Project Rev. Ref. Bonds (Procter & Gamble Project), Series 2009, 5.25% 2021	900	1,059
Sacramento Municipal Utility Dist., Electric Rev. Bonds, Series 1997-K, AMBAC insured, 5.25% 2024	2,000	2,317
Sacramento Municipal Utility Dist., Electric Rev. Bonds, Series 1997-K, AMBAC insured, 5.70% 2017	2,500	2,919	1.04
Sacramento Municipal Utility Dist., Electric Rev. Bonds, Series 1997-K, AMBAC insured, 5.80% 2019	3,000	3,642
Sacramento Municipal Utility Dist., Electric Rev. Bonds, Series 2013-A, 5.00% 2041	4,500	4,575
Sacramento County Sanitation Districts Fncg. Auth., Rev. Ref. Bonds (Sacramento Regional County Sanitation Dist.), Series 2007-B, FGIC-National insured, 0.714% 2035[2]	13,500	11,731	.78
Sacramento Municipal Utility Dist. Fncg. Auth., Cosumnes Project Rev. Bonds, Series 2006, National insured, 5.125% 2029	10,000	10,199	.68
City of San Buenaventura, Rev. Bonds (Community Memorial Health System), Series 2011, 7.50% 2041	10,825	12,175	.81
Public Facs. Fncg. Auth. of the City of San Diego, Water Rev. Ref. Bonds, Series 2012-A, 5.00% 2028	5,000	5,406	.36

American Funds Tax-Exempt Funds	47

The Tax-Exempt Fund of California

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)	Percent of net assets
City & county issuers (continued)
Airport Commission, City and County of San Francisco, San Francisco International Airport, Second Series Rev. Bonds, Series 2009-E, 6.00% 2039	$3,000	$3,418
Airport Commission, City and County of San Francisco, San Francisco International Airport, Second Series Rev. Ref. Bonds, Issue 34-E, AMT, 5.75% 2019	3,500	4,065
Airport Commission, City and County of San Francisco, San Francisco International Airport, Second Series Rev. Ref. Bonds, Series 2009-A, 4.90% 2029	5,000	5,178
Airport Commission, City and County of San Francisco, San Francisco International Airport, Second Series Rev. Ref. Bonds, Series 2010-F, 5.00% 2040	5,000	5,083	1.49%
Airport Commission, City and County of San Francisco, San Francisco International Airport, Second Series Rev. Ref. Bonds, Series 2011-F, AMT, 5.00% 2028	2,630	2,694
Airport Commission, City and County of San Francisco, San Francisco International Airport, Second Series Rev. Ref. Bonds, Series 2012-A, AMT, 5.00% 2028	1,000	1,027
Airport Commission, City and County of San Francisco, San Francisco International Airport, Second Series Rev. Ref. Bonds, Series 2012-A, AMT, 5.00% 2030	1,000	1,015
San Francisco Municipal Transportation Agcy., Rev. Bonds, Series 2012-B, 5.00% 2042	5,000	5,048	.34
City of San Jose, Airport Rev. Ref. Bonds, Series 2011-A-1, AMT, 5.50% 2030	8,000	8,399
City of San Jose, Airport Rev. Ref. Bonds, Series 2011-A-2, 5.25% 2034	4,900	5,039	.89
Santa Clara County Fncg. Auth., Lease Rev. Ref. Bonds (Valley Medical Center), Series 2008-A, 5.00% 2022	4,500	5,074	.34
City of Torrance, Rev. Bonds (Torrance Memorial Medical Center), Series 2010-A, 5.00% 2040	5,185	5,220	.35
Other securities		686,140	45.59
		846,726	56.27

Puerto Rico 1.37%
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Hospital Rev. and Rev. Ref. Bonds (Hospital Auxilio Mutuo Obligated Group Project), Series 2011-A, 6.00% 2033	7,150	7,418	.49
Other securities		13,170	.88
		20,588	1.37

Other U.S. territories 1.83%
Other securities		27,590	1.83

Total bonds, notes & other debt instruments (cost: $1,423,439,000)		1,443,815	95.94

48	American Funds Tax-Exempt Funds

The Tax-Exempt Fund of California

Short-term securities 3.17%	Principal amount (000)	Value (000)	Percent of net assets
Various Purpose G.O. Bonds, JPMorgan Chase LOC, 0.03% 2033[2]	$700	$700	.05%
Pollution Control Fncg. Auth., Pollution Control Rev. Ref. Bonds (Pacific Gas and Electric Co.), Series 1996-E, JPMorgan Chase LOC, 0.04% 2026[2]	3,900	3,900
Pollution Control Fncg. Auth., Pollution Control Rev. Ref. Bonds (Pacific Gas and Electric Co.), Series 1996-F, JPMorgan Chase LOC, 0.04% 2026[2]	4,200	4,200	2.47
Pollution Control Fncg. Auth., Pollution Control Rev. Ref. Bonds (Pacific Gas and Electric Co.), Series 1997-B, AMT, JPMorgan Chase LOC, 0.07% 2026[2]	29,100	29,100
Other securities		9,804	.65

Total short-term securities (cost: $47,704,000)		47,704	3.17
Total investment securities (cost: $1,471,143,000)		1,491,519	99.11
Other assets less liabilities		13,342	.89

Net assets		$1,504,861	100.00%

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio.

[1]	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $21,438,000, which represented 1.42% of the net assets of the fund.
[2]	Coupon rate may change periodically. For short-term securities, the date of the next scheduled coupon rate change is considered to be the maturity date.

Key to abbreviations

Agcy. = Agency

AMT = Alternative Minimum Tax

Auth. = Authority

Certs. of Part. = Certificates of Participation

Dept. = Department

Dev. = Development

Dist. = District

Econ. = Economic

Fac. = Facility

Facs. = Facilities

Fin. = Finance

Fncg. = Financing

G.O. = General Obligation

LOC = Letter of Credit

Preref. = Prerefunded

Redev. = Redevelopment

Ref. = Refunding

Rev. = Revenue

TECP = Tax-Exempt Commercial Paper

See Notes to Financial Statements

American Funds Tax-Exempt Funds	49

Financial statements

Statements of assets and liabilities

at July 31, 2013

	American Funds Short-Term Tax-Exempt Bond Fund	Limited Term Tax-Exempt Bond Fund of America
Assets:
Investment securities, at value	$774,718	$3,066,415
Cash	149	30
Receivables for:
Sales of investments	—	—
Sales of fund’s shares	2,030	3,653
Interest	5,214	28,918
	782,111	3,099,016
Liabilities:
Payables for:
Purchases of investments	12,457	11,164
Repurchases of fund’s shares	1,156	6,199
Dividends on fund’s shares	95	693
Investment advisory services	236	640
Services provided by related parties	109	721
Trustees’ deferred compensation	29	115
Other	20	19
	14,102	19,551
Net assets at July 31, 2013	$768,009	$3,079,465

Investment securities, at cost	$767,343	$2,942,188

Net assets consist of:
Capital paid in on shares of beneficial interest	$761,052	$2,955,730
(Distributions in excess of) undistributed net investment income	(77)	249
Accumulated net realized loss	(341)	(741)
Net unrealized appreciation (depreciation)	7,375	124,227
Net assets at July 31, 2013	$768,009	$3,079,465

Shares of beneficial interest issued and outstanding (no stated par value) —
unlimited shares authorized

Class A	Net assets	$701,027	$2,624,668
	Shares outstanding	68,653	164,624
	Net asset value per share	$10.21	$15.94
Class B	Net assets		$3,130
	Shares outstanding		196
	Net asset value per share		$15.94
Class C	Net assets		$49,355
	Shares outstanding		3,096
	Net asset value per share		$15.94
Class F-1	Net assets	$29,689	$122,450
	Shares outstanding	2,907	7,680
	Net asset value per share	$10.21	$15.94
Class F-2	Net assets	$37,293	$148,202
	Shares outstanding	3,652	9,296
	Net asset value per share	$10.21	$15.94
Class R-6	Net assets		$131,660
	Shares outstanding		8,258
	Net asset value per share		$15.94

*	Amount less than one thousand.

See Notes to Financial Statements

50	American Funds Tax-Exempt Funds

(dollars and shares in thousands, except per-share amounts)

The Tax-Exempt Bond Fund of America	American High-Income Municipal Bond Fund	American Funds Tax-Exempt Fund of New York		The Tax-Exempt Fund of California

$9,449,081	$2,738,891	$122,098		$1,491,519
33	218	46		44

11,274	23,420	493		2,092
13,227	2,490	205		1,211
98,676	32,394	1,216		19,829
9,572,291	2,797,413	124,058		1,514,695

58,221	11,557	—		2,693
25,795	9,800	364		5,242
2,632	917	116		827
1,970	789	39		424
3,363	1,159	38		532
228	93	—	*	115
4	21	3		1
92,213	24,336	560		9,834
$9,480,078	$2,773,077	$123,498		$1,504,861

$9,239,791	$2,747,568	$120,938		$1,471,143

$9,317,631	$2,903,518	$122,403		$1,523,418
4,757	1,564	25		728
(51,601)	(123,328)	(90)		(39,661)
209,291	(8,677)	1,160		20,376
$9,480,078	$2,773,077	$123,498		$1,504,861

$6,983,888	$2,246,201	$99,811		$1,249,826
561,196	155,119	9,779		74,770
$12.44	$14.48	$10.21		$16.72
$19,661	$9,580	$174		$3,319
1,580	662	17		199
$12.44	$14.48	$10.21		$16.72
$375,469	$160,749	$7,763		$86,531
30,171	11,101	760		5,177
$12.44	$14.48	$10.21		$16.72
$1,659,302	$172,151	$1,372		$73,937
133,335	11,888	134		4,423
$12.44	$14.48	$10.21		$16.72
$327,237	$126,330	$14,378		$91,248
26,295	8,724	1,409		5,459
$12.44	$14.48	$10.21		$16.72
$114,521	$58,066
9,202	4,010
$12.44	$14.48

American Funds Tax-Exempt Funds	51

Statements of operations

	American Funds Short-Term Tax-Exempt Bond Fund Year ended July 31, 2013	Limited Term Tax-Exempt Bond Fund of America Year ended July 31, 2013
Investment income:
Income:
Interest	$12,744	$96,167

Fees and expenses[2]:
Investment advisory services	2,614	7,710
Distribution services	1,031	9,072
Transfer agent services	252	1,124
Administrative services	93	500
Reports to shareholders	29	66
Registration statement and prospectus	86	187
Trustees’ compensation	7	35
Auditing and legal	51	64
Custodian	2	7
Federal and state income taxes	13	2
Other state and local taxes	3	14
Other	34	52
Total fees and expenses before reimbursement	4,215	18,833
Less reimbursement of fees and expenses	—	—
Total fees and expenses after reimbursement	4,215	18,833
Net investment income	8,529	77,334

Net realized (loss) gain and unrealized (depreciation) appreciation on investments
Net realized (loss) gain on investments	(257)	(316)
Net unrealized (depreciation) appreciation on investments	(7,365)	(84,021)
Net realized (loss) gain and unrealized (depreciation) appreciation on investments	(7,622)	(84,337)
Net increase (decrease) in net assets resulting from operations	$907	$(7,003)

[1]	In 2013, the fund changed its fiscal year-end from August to July.
[2]	Additional information related to class-specific fees and expenses is included in the Notes to Financial Statements.
[3]	Amount less than one thousand.

See Notes to Financial Statements

52	American Funds Tax-Exempt Funds

(dollars in thousands)

The Tax-Exempt Bond Fund of America		American High-Income Municipal Bond Fund	American Funds Tax-Exempt Fund of New York	The Tax-Exempt Fund of California
11 months ended July 31, 2013[1]	Year ended August 31, 2012	Year ended July 31, 2013	Year ended July 31, 2013	11 months ended July 31, 2013[1]	Year ended August 31, 2012

$359,639	$385,032	$143,958	$4,607	$63,152	$68,246

22,050	22,562	9,503	471	4,749	4,978
25,201	25,145	8,934	227	4,193	4,394
4,512	3,740	1,745	58	513	415
1,812	1,430	507	23	245	201
285	266	155	20	42	37
253	221	179	89	87	91
85	78	28	1	24	16
102	99	69	52	96	94
21	21	7	— [3]	3	4
1,148	140	686	—	15	22
23	47	8	—	5	11
63	73	44	18	29	36
55,555	53,822	21,865	959	10,001	10,299
—	—	—	100	—	—
55,555	53,822	21,865	859	10,001	10,299
304,084	331,210	122,093	3,748	53,151	57,947

53,350	(1,791)	36,678	173	6,856	2,731
(559,829)	583,007	(172,207)	(8,186)	(83,071)	105,471
(506,479)	581,216	(135,529)	(8,013)	(76,215)	108,202
$(202,395)	$912,426	$(13,436)	$(4,265)	$(23,064)	$166,149

American Funds Tax-Exempt Funds	53

Statements of changes in net assets

	American Funds Short-Term Tax-Exempt		Limited Term Tax-Exempt Bond		The Tax-Exempt Bond Fund of America
	Bond Fund Year ended July 31		Fund of America Year ended July 31		11 months ended July 31	Year ended August 31
	2013	2012	2013	2012	2013*	2012	2011
Operations:
Net investment income	$8,529	$7,584	$77,334	$74,255	$304,084	$331,210	$349,755
Net realized (loss) gain on investments	(257)	76	(316)	540	53,350	(1,791)	(15,557)
Net unrealized (depreciation) appreciation on investments	(7,365)	5,056	(84,021)	86,401	(559,829)	583,007	(240,849)
Net increase (decrease) in net assets resulting from operations	907	12,716	(7,003)	161,196	(202,395)	912,426	93,349

Dividends and distributions paid or accrued to shareholders:
Dividends from net investment income	(8,537)	(7,584)	(77,251)	(74,114)	(303,706)	(330,173)	(349,603)
Distributions from net realized gain on investments	(134)	—	(579)	—	—	—	—
Total dividends and distributions paid or accrued to shareholders	(8,671)	(7,584)	(77,830)	(74,114)	(303,706)	(330,173)	(349,603)

Net capital share transactions	137,112	82,089	197,263	333,030	283,770	600,697	(1,112,834)
Total increase (decrease) in net assets	129,348	87,221	112,430	420,112	(222,331)	1,182,950	(1,369,088)

Net assets:
Beginning of period	638,661	551,440	2,967,035	2,546,923	9,702,409	8,519,459	9,888,547
End of period	$768,009	$638,661	$3,079,465	$2,967,035	$9,480,078	$9,702,409	$8,519,459
(Distribution in excess of) undistributed net investment income	$(77)	$(27)	$249	$233	$4,757	$5,428	$6,161

*	In 2013, the fund changed its fiscal year-end from August to July.

See Notes to Financial Statements

54	American Funds Tax-Exempt Funds

(dollars in thousands)

American High-Income		American Funds Tax-Exempt Fund		The Tax-Exempt Fund of California
Municipal Bond Fund Year ended July 31		of New York Year ended July 31		11 months ended July 31	Year ended August 31
2013	2012	2013	2012	2013*	2012	2011

$122,093	$110,511	$3,748	$3,032	$53,151	$57,947	$60,152
36,678	(24,384)	173	231	6,856	2,731	1,877
(172,207)	252,459	(8,186)	7,943	(83,071)	105,471	(43,620)
(13,436)	338,586	(4,265)	11,206	(23,064)	166,149	18,409

(121,785)	(110,000)	(3,737)	(3,027)	(52,987)	(57,712)	(60,274)
—	—	—	—	—	—	—
(121,785)	(110,000)	(3,737)	(3,027)	(52,987)	(57,712)	(60,274)

145,477	323,576	2,834	52,001	(15,232)	48,701	(241,944)
10,256	552,162	(5,168)	60,180	(91,283)	157,138	(283,809)

2,762,821	2,210,659	128,666	68,486	1,596,144	1,439,006	1,722,815
$2,773,077	$2,762,821	$123,498	$128,666	$1,504,861	$1,596,144	$1,439,006
$1,564	$2,822	$25	$11	$728	$729	$457

American Funds Tax-Exempt Funds	55

Notes to financial statements

1. Organization

American Funds Short-Term Tax-Exempt Bond Fund, Limited Term Tax-Exempt Bond Fund of America, The Tax-Exempt Bond Fund of America, American High-Income Municipal Bond Fund, American Funds Tax-Exempt Fund of New York and The Tax-Exempt Fund of California, which is presently the only series of The American Funds Tax-Exempt Series II (each a “fund” or collectively, the “funds”), are registered under the Investment Company Act of 1940 as open-end, diversified management investment companies.

On December 5, 2012, the boards of trustees for The Tax-Exempt Bond Fund of America and The Tax-Exempt Fund of California approved to change the funds’ fiscal year-ends from August 31 to July 31.

The funds’ investment objectives and the principal strategies the funds use to achieve these objectives are as follows:

American Funds Short-Term Tax-Exempt Bond Fund — Seeks to provide current income exempt from regular federal income tax, consistent with the maturity and quality standards described in the prospectus, and to preserve capital.

Limited Term Tax-Exempt Bond Fund of America — Seeks to provide current income exempt from regular federal income tax, consistent with the maturity and quality standards described in the prospectus, and to preserve capital.

The Tax-Exempt Bond Fund of America — Seeks to provide a high level of current income exempt from federal income tax, consistent with the preservation of capital.

American High-Income Municipal Bond Fund — Seeks to provide a high level of current income exempt from regular federal income tax.

American Funds Tax-Exempt Fund of New York — Seeks to provide a high level of current income exempt from regular federal, New York state and New York City income taxes, with a secondary objective of preservation of capital.

The Tax-Exempt Fund of California — Seeks a high level of current income exempt from regular federal and California state income taxes, with a secondary objective of preservation of capital.

American Funds Short-Term Tax-Exempt Bond Fund has three share classes (Class A, as well as two F share classes, F-1 and F-2). American Funds Tax-Exempt Fund of New York and The Tax-Exempt Fund of California each have five retail share classes (Classes A, B and C, as well as two F share classes, F-1 and F-2). Limited Term Tax-Exempt Bond Fund of America, The Tax-Exempt Bond Fund of America and American High-Income Municipal Bond Fund each have six share classes consisting of five retail share classes (Classes A, B and C, as well as two F share classes, F-1 and F-2) and one share class that is only available to the American Funds Portfolio Series (Class R-6). Some share classes are only available to limited categories of investors. The funds’ share classes are further described below:

Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Class A	Up to 2.50% for American Funds Short-Term Tax-Exempt Bond Fund and Limited Term Tax-Exempt Bond Fund of America; up to 3.75% for all other funds	None (except 1% for certain redemptions within one year of purchase without an initial sales charge)	None
Class B*	None	Declines from 5% to 0% for redemptions within six years of purchase	Class B converts to Class A after eight years
Class C†	None	1% for redemptions within one year of purchase	Class C converts to Class F-1 after 10 years
Classes F-1 and F-2	None	None	None
Class R-6	None	None	None

*	Class B shares are not available for purchase in Limited Term Tax-Exempt Bond Fund of America, The Tax-Exempt Bond Fund of America, American High-Income Municipal Bond Fund, American Funds Tax-Exempt Fund of New York and The Tax-Exempt Fund of California.
†	Class C shares are not available for purchase in Limited Term Tax-Exempt Bond Fund of America.

56	American Funds Tax-Exempt Funds

Holders of all share classes of each fund have equal pro rata rights to the assets, dividends and liquidation proceeds of each fund held. Each share class of each fund has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for distribution, administrative and shareholder services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each share class of each fund.

2. Significant accounting policies

Each fund’s financial statements have been prepared to comply with accounting principles generally accepted in the United States of America. These principles require management to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. The funds follow the significant accounting policies described below, as well as the valuation policies described in the next section on valuation.

Security transactions and related investment income — Security transactions are recorded by the funds as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities in each fund. In the event a security is purchased with a delayed payment date, each impacted fund will segregate liquid assets sufficient to meet its payment obligations. Interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Class allocations — Income, fees and expenses (other than class-specific fees and expenses) are allocated daily among the various share classes of each fund based on the relative value of their settled shares. Realized and unrealized gains and losses are allocated daily among the various share classes of each fund based on their relative net assets. Class-specific fees and expenses, such as distribution, administrative and shareholder services, are charged directly to the respective share class of each fund.

Dividends and distributions to shareholders — Dividends to shareholders are declared daily after the determination of each fund’s net investment income and are paid to shareholders monthly. Distributions to shareholders are recorded on each fund’s ex-dividend date.

3. Valuation

Capital Research and Management Company (“CRMC”), the funds’ investment adviser, values each fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value of each share class of each fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open.

Methods and inputs — The funds’ investment adviser uses the following methods and inputs to establish the fair value of each fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the following inputs: benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data. For certain distressed securities, valuations may include cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts.

When the funds’ investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or not deemed to be representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type. Some securities may be valued based on their effective maturity or average life, which may be shorter than the stated maturity.

Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates fair value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days.

American Funds Tax-Exempt Funds	57

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the funds’ investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of each fund’s board of trustees as further described below. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure — Each fund’s board of trustees has delegated authority to the funds’ investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the boards of trustees with supplemental information to support the changes. Each fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.

The funds’ investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

Classifications — The funds’ investment adviser classifies each fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. At July 31, 2013, all of the investment securities held by each fund were classified as Level 2.

4. Risk factors

Investing in each fund may involve certain risks including, but not limited to, those described below.

Market conditions — The prices of, and the income generated by, the securities held by the funds may decline due to market conditions and other factors, including those directly involving the issuers of securities held by the funds.

Investing in bonds — Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Longer maturity debt securities may be subject to greater price fluctuations than shorter maturity debt securities. In addition, falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in a fund having to reinvest the proceeds in lower yielding securities.

Bonds and other debt securities are subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Credit risk is broadly gauged by the credit ratings of the securities in which a fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The funds’ investment adviser relies on its own credit analysts to research issuers and issues in seeking to mitigate the risks of an issuer defaulting on its obligations.

Thinly traded securities — There may be little trading in the secondary market for particular bonds or other debt securities, which may make them more difficult to value, acquire or sell.

58	American Funds Tax-Exempt Funds

Credit and liquidity support — Changes in the credit quality of banks and financial institutions providing credit and liquidity support features with respect to securities held by the funds could cause the values of these securities to decline.

Investing in lower rated bonds — Each of the funds (other than American Funds Short-Term Tax-Exempt Bond Fund) may invest in lower rated bonds and other lower rated debt instruments. Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in junk bonds.

Investing in similar municipal bonds — Investing significantly in municipal obligations of issuers in the same state or backed by revenues of similar types of projects or industries may make the funds more susceptible to certain economic, political or regulatory occurrences. As a result, the potential for fluctuations in the funds’ share prices may increase.

Investing in municipal bonds of issuers within the state of New York — Because American Funds Tax-Exempt Fund of New York invests primarily in securities of issuers within the state of New York, the fund is more susceptible to factors adversely affecting issuers of New York securities than a comparable municipal bond mutual fund that does not concentrate its investments in a single state. For example, such factors may include political policy changes, tax base erosion, state constitutional limits on tax increases, budget deficits and other financial or economic difficulties, and changes in the credit ratings assigned to New York’s municipal issuers. New York’s economy and finances may be especially vulnerable to changes in the performance of the financial services sector, which historically has been volatile. More detailed information about the risks of investing in New York municipal securities is contained in the fund’s statement of additional information.

Investing in municipal bonds of issuers within the state of California — Because The Tax-Exempt Fund of California invests primarily in securities of issuers within the state of California, the fund is more susceptible to factors adversely affecting issuers of California securities than a comparable municipal bond mutual fund that does not concentrate its investments in a single state. For example, in the past, California voters have passed amendments to the state’s constitution and other measures that limit the taxing and spending authority of California governmental entities, and future voter initiatives may adversely affect California municipal bonds. More detailed information about the risks of investing in California municipal securities is contained in the fund’s statement of additional information.

Management — The investment adviser to the funds actively manages the funds’ investments. Consequently, the funds are subject to the risk that the methods and analyses employed by the funds’ investment adviser in this process may not produce the desired results. This could cause the funds to lose value or their investment results to lag relevant benchmarks or other funds with similar objectives.

5. Taxation and distributions

Federal income taxation — Each fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net income and net capital gains each year. The funds are not subject to income taxes to the extent taxable income and net capital gains are distributed. Generally, income earned by each fund is exempt from federal income taxes; however, each fund may earn taxable income from certain investments.

As of and during the period ended July 31, 2013, none of the funds had a liability for any unrecognized tax benefits. The funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in their respective statement of operations. During the period, none of the funds incurred any significant interest or penalties.

The funds are not subject to examination by U.S. federal tax authorities or state tax authorities for tax years before the dates shown in the following table:

Fund	U.S. federal tax authority		State tax authority
American Funds Short-Term Tax-Exempt Bond Fund	2009		2008
Limited Term Tax-Exempt Bond Fund of America	2009		2008
The Tax-Exempt Bond Fund of America	2009		2008
American High-Income Municipal Bond Fund	2009		2008
American Funds Tax-Exempt Fund of New York	2010	*	2010	*
The Tax-Exempt Fund of California	2009		2008

*	The year the fund commenced operations.

American Funds Tax-Exempt Funds	59

Distributions — Distributions paid to shareholders are based on each fund’s net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; deferred expenses; cost of investments sold; net capital losses; amortization of discounts; and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the funds for financial reporting purposes. Each fund may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.

As indicated in the following tables, some of the funds had capital loss carryforwards available at July 31, 2013. These will be used to offset any capital gains realized by these funds in future years through the expiration dates. Funds with a capital loss carryforward will not make distributions from capital gains while a capital loss carryforward remains.

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized after July 31, 2011, (August 31, 2011, for The Tax-Exempt Bond Fund of America and The Tax-Exempt Fund of California) may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses. Previously, net capital losses were carried forward for eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

Additional tax basis disclosures for each fund are as follows (dollars in thousands):

	American Funds Short-Term Tax- Exempt Bond Fund	Limited Term Tax-Exempt Bond Fund of America	The Tax-Exempt Bond Fund of America	American High-Income Municipal Bond Fund	American Funds Tax-Exempt Fund of New York	The Tax-Exempt Fund of California
As of July 31, 2013:
Undistributed tax-exempt income	$47	$691	$2,649	$927	$115	$827
Post-October capital loss deferral*	(341)	(741)	(2,488)	—	(16)	—
Capital loss carryforward:
No expiration	—	—	—	(12,683)	—	—
Expiring 2017	—	—	—	(14,384)	—	(9,316)
Expiring 2018	—	—	(48,217)	(69,969)	—	(30,345)
Expiring 2019	—	—	—	(24,408)	—	—
	$—	$—	$(48,217)	$(121,444)	$—	$(39,661)
Capital loss carryforwards utilized	$—	$—	$56,607	$36,293	$258	$6,829
Capital loss carryforwards expired	$—	$—	$—	$3,652	$—	$—
Reclassification (from) to distributions in excess of/undistributed net investment income (to) from accumulated net realized loss/undistributed net realized gain	$(50)	$(75)	$(583)	$(263)	$4	$(22)
Reclassification to (from) distributions in excess of/undistributed net investment income from (to) capital paid in on shares of beneficial interest	8	8	(466)	(1,303)	(1)	(143)
Reclassification (from) to accumulated net realized loss (to) from capital paid in on shares of beneficial interest	—	79	—	3,652	(1)	—
Gross unrealized appreciation on investment securities	$9,358	$141,629	$392,730	$113,423	$3,276	$58,814
Gross unrealized depreciation on investment securities	(1,982)	(17,037)	(177,994)	(119,031)	(2,164)	(37,595)
Net unrealized appreciation (depreciation) on investment securities	$7,376	$124,592	$214,736	$(5,608)	$1,112	$21,219
Cost of investment securities	$767,342	$2,941,823	$9,234,345	$2,744,499	$120,986	$1,470,300

*	This deferral is considered incurred in the subsequent year.

60	American Funds Tax-Exempt Funds

The tax character of distributions paid or accrued to shareholders of each fund was as follows (dollars in thousands):

American Funds Short-Term Tax-Exempt Bond Fund

	Year ended July 31, 2013			Year ended July 31, 2012
Share class	Distributions from tax-exempt income	Distributions from long-term capital gains	Total distributions paid or accrued	Distributions from tax-exempt income	Distributions from long-term capital gains	Total distributions paid or accrued
Class A	$7,907	$123	$8,030	$7,182	$—	$7,182
Class F-1	208	4	212	172	—	172
Class F-2	422	7	429	230	—	230
Total	$8,537	$134	$8,671	$7,584	$—	$7,584

Limited Term Tax-Exempt Bond Fund of America

	Year ended July 31, 2013			Year ended July 31, 2012
Share class	Distributions from tax-exempt income	Distributions from long-term capital gains	Total distributions paid or accrued	Distributions from tax-exempt income	Distributions from long-term capital gains	Total distributions paid or accrued
Class A	$65,825	$492	$66,317	$64,748	$—	$64,748
Class B	79	1	80	154	—	154
Class C	1,081	12	1,093	1,446	—	1,446
Class F-1	3,150	25	3,175	3,160	—	3,160
Class F-2	4,116	31	4,147	4,454	—	4,454
Class R-6*	3,000	18	3,018	152	—	152
Total	$77,251	$579	$77,830	$74,114	$—	$74,114

The Tax-Exempt Bond Fund of America

	Period ended July 31, 2013†			Year ended August 31, 2012
Share class	Distributions from tax-exempt income	Distributions from long-term capital gains	Total distributions paid or accrued	Distributions from tax-exempt income	Distributions from long-term capital gains	Total distributions paid or accrued
Class A	$232,946	$—	$232,946	$258,693	$—	$258,693
Class B	609	—	609	1,043	—	1,043
Class C	9,871	—	9,871	11,462	—	11,462
Class F-1	47,608	—	47,608	50,382	—	50,382
Class F-2	9,865	—	9,865	8,330	—	8,330
Class R-6*	2,807	—	2,807	263	—	263
Total	$303,706	$—	$303,706	$330,173	$—	$330,173

	Year ended August 31, 2011
Share class	Distributions from tax-exempt income	Distributions from long-term capital gains	Total distributions paid or accrued
Class A	$273,244	$—	$273,244
Class B	1,809	—	1,809
Class C	13,051	—	13,051
Class F-1	53,370	—	53,370
Class F-2	8,129	—	8,129
Total	$349,603	$—	$349,603

See end of distributions tables for footnotes.

American Funds Tax-Exempt Funds	61

American High-Income Municipal Bond Fund

	Year ended July 31, 2013			Year ended July 31, 2012
Share class	Distributions from tax-exempt income	Distributions from long-term capital gains	Total distributions paid or accrued	Distributions from tax-exempt income	Distributions from long-term capital gains	Total distributions paid or accrued
Class A	$100,902	$—	$100,902	$92,406	$—	$92,406
Class B	450	—	450	724	—	724
Class C	6,057	—	6,057	5,748	—	5,748
Class F-1	7,852	—	7,852	7,482	—	7,482
Class F-2	5,011	—	5,011	3,554	—	3,554
Class R-6*	1,513	—	1,513	86	—	86
Total	$121,785	$—	$121,785	$110,000	$—	$110,000

American Funds Tax-Exempt Fund of New York

	Year ended July 31, 2013			Year ended July 31, 2012
Share class	Distributions from tax-exempt income	Distributions from long-term capital gains	Total distributions paid or accrued	Distributions from tax-exempt income	Distributions from long-term capital gains	Total distributions paid or accrued
Class A	$3,102	$—	$3,102	$2,614	$—	$2,614
Class B	6	—	6	5	—	5
Class C	160	—	160	98	—	98
Class F-1	54	—	54	47	—	47
Class F-2	415	—	415	263	—	263
Total	$3,737	$—	$3,737	$3,027	$—	$3,027

The Tax-Exempt Fund of California

	Period ended July 31, 2013†			Year ended August 31, 2012
Share class	Distributions from tax-exempt income	Distributions from long-term capital gains	Total distributions paid or accrued	Distributions from tax-exempt income	Distributions from long-term capital gains	Total distributions paid or accrued
Class A	$44,754	$—	$44,754	$49,306	$—	$49,306
Class B	113	—	113	185	—	185
Class C	2,534	—	2,534	2,959	—	2,959
Class F-1	2,537	—	2,537	2,963	—	2,963
Class F-2	3,049	—	3,049	2,299	—	2,299
Total	$52,987	$—	$52,987	$57,712	$—	$57,712

	Year ended August 31, 2011
Share class	Distributions from tax-exempt income	Distributions from long-term capital gains	Total Distributions paid or accrued
Class A	$51,544	$—	$51,544
Class B	294	—	294
Class C	3,233	—	3,233
Class F-1	3,509	—	3,509
Class F-2	1,694	—	1,694
Total	$60,274	$—	$60,274

*	Class R-6 shares were offered beginning May 11, 2012.
†	In 2013, the fund changed its fiscal year-end from August to July.

6. Fees and transactions with related parties

CRMC, the funds’ investment adviser, is the parent company of American Funds Distributors,® Inc. (“AFD”), the principal underwriter of the funds’ shares, and American Funds Service Company® (“AFS”), the funds’ transfer agent. CRMC, AFD and AFS are considered related parties to each fund.

62	American Funds Tax-Exempt Funds

Investment advisory services — Each fund has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. These fees are based on annual rates that generally decrease as average net asset levels increase. The agreements also provide for monthly fees accrued daily based on a series of decreasing rates on each fund’s monthly gross income.

The range of rates, asset and gross income levels and the current annualized rates of average net assets for each fund are as follows:

	Rates		Net asset level (in billions)		Rates		Monthly gross income		For the period
Fund	Beginning with	Ending with	Up to	In excess of	Beginning with	Ending with	Up to	In excess of	ended July 31, 2013
American Funds Short-Term Tax-Exempt Bond Fund	.390%	.290%	$.20	$1.2	None	None	None	None	.370%
Limited Term Tax-Exempt Bond Fund of America	.300	.150	.06	1.0	3.00%	2.50%	$3,333,333	$3,333,333	.244
The Tax-Exempt Bond Fund of America	.300	.120	.06	10.0	3.00	2.00	3,333,333	8,333,333	.239	*
American High-Income Municipal Bond Fund	.300	.150	.06	3.0	3.00	2.50	3,333,333	3,333,333	.319
American Funds Tax-Exempt Fund of New York	.300	.180	.06	1.0	3.00	2.50	3,333,333	3,333,333	.354
The Tax-Exempt Fund of California	.300	.180	.06	1.0	3.00	2.50	3,333,333	3,333,333	.321	*

*	The rates shown are annualized based on the 11 months ended July 31, 2013.

CRMC has agreed to reimburse a portion of the fees and expenses of American Funds Tax-Exempt Fund of New York during its startup period. This reimbursement may be adjusted or discontinued by CRMC, subject to any restrictions in the fund’s prospectus. For the year ended July 31, 2013, total fees and expenses reimbursed by CRMC were $100,000. Fees and expenses in the statement of operations are presented gross of any reimbursements from CRMC.

Class-specific fees and expenses — Expenses that are specific to individual share classes are accrued directly to the respective share class of each fund. The principal class-specific fees and expenses are described below:

Distribution services — Each fund has plans of distribution for all share classes, except Class F-2 shares and Class R-6 shares, if applicable. Under the plans, each fund’s board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments based on an annualized percentage of average daily net assets. In some cases, the boards of trustees have limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use the allotted percentage of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

	American Funds Short-Term Tax-Exempt Bond Fund		Limited Term Tax-Exempt Bond Fund of America		The Tax-Exempt Bond Fund of America
Share class	Currently approved limits	Plan limits	Currently approved limits	Plan limits	Currently approved limits	Plan limits
Class A	0.15%	0.15%	0.30%	0.30%	0.25%	0.25%
Class B	Not applicable	Not applicable	1.00	1.00	1.00	1.00
Class C	Not applicable	Not applicable	1.00	1.00	1.00	1.00
Class F-1	0.25	0.50	0.25	0.50	0.25	0.50

	American High-Income Municipal Bond Fund		American Funds Tax-Exempt Fund of New York		The Tax-Exempt Fund of California
Share class	Currently approved limits	Plan limits	Currently approved limits	Plan limits	Currently approved limits	Plan limits
Class A	0.30%	0.30%	0.25%	0.30%	0.25%	0.25%
Class B	1.00	1.00	1.00	1.00	1.00	1.00
Class C	1.00	1.00	1.00	1.00	1.00	1.00
Class F-1	0.25	0.50	0.25	0.50	0.25	0.50

American Funds Tax-Exempt Funds	63

For Class A shares, distribution-related expenses include the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. This share class of each fund reimburses AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limit is not exceeded. As of July 31, 2013, unreimbursed expenses subject to reimbursement for Class A shares of each fund were as follows (dollars in thousands):

Fund	Class A
American Funds Short-Term Tax-Exempt Bond Fund	$1,134
Limited Term Tax-Exempt Bond Fund of America	909
The Tax-Exempt Bond Fund of America	4,144
American High-Income Municipal Bond Fund	—
American Funds Tax-Exempt Fund of New York	—
The Tax-Exempt Fund of California	558

Transfer agent services — Each fund has a shareholder services agreement with AFS under which each fund compensates AFS for providing transfer agent services to each of the fund’s share classes. These services include recordkeeping, shareholder communications and transaction processing. In addition, each fund reimburses AFS for amounts paid to third parties for performing transfer agent services on behalf of its respective fund shareholders.

Administrative services — Each fund has an administrative services agreement with CRMC under which each fund compensates CRMC for providing administrative services to each of the funds’ Class A, C, F and R shares, if applicable. These services include, but are not limited to, coordinating, monitoring, assisting and overseeing third parties that provide services to each fund’s shareholders. Under the agreements, Class A shares of each fund pay an annual fee of 0.01% and Class C, F and R shares of each fund, if applicable, pay an annual fee of 0.05% of their respective average daily net assets.

For the year ended July 31, 2013 (11 months ended July 31, 2013, for The Tax-Exempt Bond Fund of America and The Tax-Exempt Fund of California), class-specific expenses under the agreements for each fund were as follows (dollars in thousands):

American Funds Short-Term Tax-Exempt Bond Fund

Share class	Distribution services	Transfer agent services	Administrative services
Class A	$977	$184	$65
Class F-1	54	29	11
Class F-2	Not applicable	39	17
Total class-specific expenses	$1,031	$252	$93

Limited Term Tax-Exempt Bond Fund of America

Share class	Distribution services	Transfer agent services		Administrative services
Class A	$8,067	$762		$269
Class B	44	1		Not applicable
Class C	630	19		31
Class F-1	331	173		67
Class F-2	Not applicable	169		78
Class R-6	Not applicable	—	*	55
Total class-specific expenses	$9,072	$1,124		$500

The Tax-Exempt Bond Fund of America

Share class	Distribution services	Transfer agent services		Administrative services
Class A	$17,412	$2,247		$696
Class B	233	9		Not applicable
Class C	3,855	132		193
Class F-1	3,701	1,830		742
Class F-2	Not applicable	294		142
Class R-6	Not applicable	—	*	39
Total class-specific expenses	$25,201	$4,512		$1,812

64	American Funds Tax-Exempt Funds

American High-Income Municipal Bond Fund

Share class	Distribution services	Transfer agent services		Administrative services
Class A	$6,513	$1,251		$244
Class B	132	8		Not applicable
Class C	1,803	97		90
Class F-1	486	258		98
Class F-2	Not applicable	131		58
Class R-6	Not applicable	—	*	17
Total class-specific expenses	$8,934	$1,745		$507

American Funds Tax-Exempt Fund of New York

Share class	Distribution services	Transfer agent services		Administrative services
Class A	$138	$37		$11
Class B	3	—	*	Not applicable
Class C	82	3		4
Class F-1	4	3		1
Class F-2	Not applicable	15		7
Total class-specific expenses	$227	$58		$23

The Tax-Exempt Fund of California

Share class	Distribution services	Transfer agent services	Administrative services
Class A	$3,081	$299	$123
Class B	39	1	Not applicable
Class C	891	23	45
Class F-1	182	96	36
Class F-2	Not applicable	94	41
Total class-specific expenses	$4,193	$513	$245

*	Amount less than one thousand.

For the year ended August 31, 2012, class-specific expenses under the agreements for The Tax-Exempt Bond Fund of America and The Tax-Exempt Fund of California were as follows (dollars in thousands):

The Tax-Exempt Bond Fund of America

Share class	Distribution services	Transfer agent services	Administrative services
Class A	$17,399	$2,016	$475
Class B	348	9	Not applicable
Class C	3,909	114	193
Class F-1	3,489	1,413	653
Class F-2	Not applicable	188	106
Class R-6†	Not applicable	—	3
Total class-specific expenses	$25,145	$3,740	$1,430

The Tax-Exempt Fund of California

Share class	Distribution services	Transfer agent services	Administrative services
Class A	$3,181	$279	$86
Class B	59	2	Not applicable
Class C	958	21	48
Class F-1	196	66	40
Class F-2	Not applicable	47	27
Total class-specific expenses	$4,394	$415	$201

†	Class R-6 shares were offered beginning May 11, 2012.

American Funds Tax-Exempt Funds	65

Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of each fund, are treated as if invested in shares of the funds or other American Funds. These amounts represent general, unsecured liabilities of each fund and vary according to the total returns of the selected funds. Trustees’ compensation, shown on the accompanying financial statements, includes the current fees (either paid in cash or deferred) and the net increase in the value of the deferred amounts as follows (dollars in thousands):

Fund	Current fees	Increase in value of deferred amounts		Total trustees’ compensation
American Funds Short-Term Tax-Exempt Bond Fund	$4	$3		$7
Limited Term Tax-Exempt Bond Fund of America	18	17		35
The Tax-Exempt Bond Fund of America	54	31		85
American High-Income Municipal Bond Fund	16	12		28
American Funds Tax-Exempt Fund of New York	1	—	*	1
The Tax-Exempt Fund of California	9	15		24

*	Amount less than one thousand.

Affiliated officers and trustees — Officers and certain trustees of the funds are or may be considered to be affiliated with CRMC, AFD and AFS. No affiliated officers or trustees received any compensation directly from the funds.

7. Capital share transactions

Capital share transactions in the funds were as follows (dollars and shares in thousands):

American Funds Short-Term Tax-Exempt Bond Fund

	Sales[1]		Reinvestments of dividends and distributions		Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Year ended July 31, 2013

Class A	$332,155	32,286	$6,918	672	$(236,422)	(22,971)	$102,651	9,987
Class F-1	21,838	2,125	211	20	(10,150)	(986)	11,899	1,159
Class F-2	45,810	4,443	324	32	(23,572)	(2,288)	22,562	2,187
Total net increase (decrease)	$399,803	38,854	$7,453	724	$(270,144)	(26,245)	$137,112	13,333

Year ended July 31, 2012

Class A	$239,051	23,269	$6,021	586	$(164,717)	(16,028)	$80,355	7,827
Class F-1	11,263	1,096	170	17	(7,384)	(718)	4,049	395
Class F-2	9,363	911	167	16	(11,845)	(1,150)	(2,315)	(223)
Total net increase (decrease)	$259,677	25,276	$6,358	619	$(183,946)	(17,896)	$82,089	7,999

66	American Funds Tax-Exempt Funds

Limited Term Tax-Exempt Bond Fund of America

	Sales[1]		Reinvestments of dividends and distributions		Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Year ended July 31, 2013

Class A	$707,744	43,319	$61,484	3,769	$(621,149)	(38,195)	$148,079	8,893
Class B	738	45	75	4	(3,419)	(209)	(2,606)	(160)
Class C	15,073	924	1,011	62	(40,512)	(2,484)	(24,428)	(1,498)
Class F-1	57,039	3,490	3,091	190	(66,099)	(4,051)	(5,969)	(371)
Class F-2	67,131	4,101	3,098	190	(80,177)	(4,915)	(9,948)	(624)
Class R-6	126,421	7,718	3,016	185	(37,302)	(2,299)	92,135	5,604
Total net increase (decrease)	$974,146	59,597	$71,775	4,400	$(848,658)	(52,153)	$197,263	11,844

Year ended July 31, 2012

Class A	$620,629	38,458	$58,799	3,640	$(438,432)	(27,206)	$240,996	14,892
Class B	1,643	102	143	9	(6,120)	(380)	(4,334)	(269)
Class C	24,085	1,492	1,301	80	(21,524)	(1,332)	3,862	240
Class F-1	52,442	3,253	3,097	192	(31,929)	(1,981)	23,610	1,464
Class F-2	69,235	4,302	3,275	203	(46,899)	(2,903)	25,611	1,602
Class R-6[2]	43,131	2,645	154	9	—	—	43,285	2,654
Total net increase (decrease)	$811,165	50,252	$66,769	4,133	$(544,904)	(33,802)	$333,030	20,583

The Tax-Exempt Bond Fund of America

	Sales[1]		Reinvestments of dividends		Repurchases[1]		Net (decrease) increase
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Period ended July 31, 2013[3]

Class A	$1,131,755	86,059	$211,228	16,170	$(1,429,360)	(110,055)	$(86,377)	(7,826)
Class B	1,532	117	579	44	(11,683)	(894)	(9,572)	(733)
Class C	89,902	6,840	9,169	702	(123,504)	(9,497)	(24,433)	(1,955)
Class F-1	559,486	42,780	47,063	3,606	(388,334)	(29,698)	218,215	16,688
Class F-2	200,255	15,202	7,871	603	(101,698)	(7,795)	106,428	8,010
Class R-6	95,101	7,236	2,806	215	(18,398)	(1,417)	79,509	6,034
Total net increase (decrease)	$2,078,031	158,234	$278,716	21,340	$(2,072,977)	(159,356)	$283,770	20,218

Year ended August 31, 2012

Class A	$1,110,952	87,424	$230,874	18,149	$(903,292)	(71,308)	$438,534	34,265
Class B	3,157	248	965	76	(16,810)	(1,328)	(12,688)	(1,004)
Class C	97,430	7,659	10,365	815	(82,627)	(6,515)	25,168	1,959
Class F-1	415,779	32,717	49,821	3,915	(386,444)	(30,571)	79,156	6,061
Class F-2	77,435	6,086	6,382	502	(54,378)	(4,280)	29,439	2,308
Class R-6[2]	43,416	3,346	265	20	(2,593)	(198)	41,088	3,168
Total net increase (decrease)	$1,748,169	137,480	$298,672	23,477	$(1,446,144)	(114,200)	$600,697	46,757

Year ended August 31, 2011

Class A	$743,275	61,503	$233,946	19,447	$(1,956,006)	(163,722)	$(978,785)	(82,772)
Class B	2,794	231	1,587	132	(38,878)	(3,240)	(34,497)	(2,877)
Class C	59,619	4,919	11,418	949	(161,960)	(13,583)	(90,923)	(7,715)
Class F-1	524,497	43,660	51,196	4,258	(570,088)	(47,399)	5,605	519
Class F-2	80,521	6,689	5,803	482	(100,558)	(8,442)	(14,234)	(1,271)
Total net increase (decrease)	$1,410,706	117,002	$303,950	25,268	$(2,827,490)	(236,386)	$(1,112,834)	(94,116)

See end of capital share transactions tables for footnotes.

American Funds Tax-Exempt Funds	67

American High-Income Municipal Bond Fund

	Sales[1]		Reinvestments of dividends		Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Year ended July 31, 2013

Class A	$618,787	40,219	$92,473	6,043	$(642,382)	(42,211)	$68,878	4,051
Class B	1,288	84	418	28	(7,512)	(491)	(5,806)	(379)
Class C	52,691	3,422	5,564	364	(59,620)	(3,918)	(1,365)	(132)
Class F-1	64,636	4,209	7,685	502	(83,288)	(5,444)	(10,967)	(733)
Class F-2	77,180	5,011	4,334	283	(34,989)	(2,296)	46,525	2,998
Class R-6	52,876	3,445	1,513	99	(6,177)	(406)	48,212	3,138
Total net increase (decrease)	$867,458	56,390	$111,987	7,319	$(833,968)	(54,766)	$145,477	8,943

Year ended July 31, 2012

Class A	$509,689	35,236	$82,858	5,750	$(344,207)	(24,044)	$248,340	16,942
Class B	2,931	203	643	45	(10,779)	(750)	(7,205)	(502)
Class C	50,802	3,512	5,127	356	(36,751)	(2,545)	19,178	1,323
Class F-1	67,402	4,664	7,320	508	(45,845)	(3,175)	28,877	1,997
Class F-2	49,208	3,425	3,064	212	(30,888)	(2,116)	21,384	1,521
Class R-6[2]	12,916	867	86	5	—	—	13,002	872
Total net increase (decrease)	$692,948	47,907	$99,098	6,876	$(468,470)	(32,630)	$323,576	22,153

American Funds Tax-Exempt Fund of New York

	Sales[1]		Reinvestments of dividends			Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares		Amount	Shares	Amount	Shares

Year ended July 31, 2013

Class A	$28,904	2,656	$1,752	163		$(30,561)	(2,824)	$95	(5)
Class B	132	12	5	—	[4]	(220)	(20)	(83)	(8)
Class C	3,039	279	152	13		(1,779)	(166)	1,412	126
Class F-1	686	63	38	4		(1,649)	(153)	(925)	(86)
Class F-2	3,639	333	389	36		(1,693)	(157)	2,335	212
Total net increase (decrease)	$36,400	3,343	$2,336	216		$(35,902)	(3,320)	$2,834	239

Year ended July 31, 2012

Class A	$45,107	4,328	$978	93		$(9,125)	(869)	$36,960	3,552
Class B	324	31	5	1		(197)	(19)	132	13
Class C	5,355	513	90	9		(1,040)	(99)	4,405	423
Class F-1	1,471	141	31	3		(112)	(11)	1,390	133
Class F-2	11,427	1,098	234	22		(2,547)	(240)	9,114	880
Total net increase (decrease)	$63,684	6,111	$1,338	128		$(13,021)	(1,238)	$52,001	5,001

68	American Funds Tax-Exempt Funds

The Tax-Exempt Fund of California

	Sales[1]		Reinvestments of dividends		Repurchases[1]		Net (decrease) increase
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Period ended July 31, 2013[3]

Class A	$193,455	10,951	$38,106	2,170	$(252,947)	(14,437)	$(21,386)	(1,316)
Class B	152	9	107	6	(1,770)	(100)	(1,511)	(85)
Class C	13,276	752	2,279	130	(25,286)	(1,445)	(9,731)	(563)
Class F-1	21,002	1,190	2,406	137	(27,933)	(1,583)	(4,525)	(256)
Class F-2	41,142	2,325	2,545	145	(21,766)	(1,234)	21,921	1,236
Total net increase (decrease)	$269,027	15,227	$45,443	2,588	$(329,702)	(18,799)	$(15,232)	(984)

Year ended August 31, 2012

Class A	$182,575	10,756	$41,258	2,425	$(198,977)	(11,739)	$24,856	1,442
Class B	671	40	172	10	(3,225)	(191)	(2,382)	(141)
Class C	18,778	1,108	2,526	149	(18,309)	(1,080)	2,995	177
Class F-1	18,220	1,071	2,836	166	(26,762)	(1,588)	(5,706)	(351)
Class F-2	36,372	2,135	1,813	106	(9,247)	(544)	28,938	1,697
Total net increase (decrease)	$256,616	15,110	$48,605	2,856	$(256,520)	(15,142)	$48,701	2,824

Year ended August 31, 2011

Class A	$127,127	7,962	$41,794	2,631	$(358,062)	(22,639)	$(189,141)	(12,046)
Class B	413	26	254	16	(4,918)	(309)	(4,251)	(267)
Class C	10,517	658	2,669	168	(35,667)	(2,256)	(22,481)	(1,430)
Class F-1	16,095	1,007	3,220	202	(41,701)	(2,649)	(22,386)	(1,440)
Class F-2	13,461	848	1,208	76	(18,354)	(1,154)	(3,685)	(230)
Total net increase (decrease)	$167,613	10,501	$49,145	3,093	$(458,702)	(29,007)	$(241,944)	(15,413)

[1]	Includes exchanges between share classes of the fund.
[2]	Class R-6 shares were offered beginning May 11, 2012.
[3]	In 2013, the fund changed its fiscal year-end from August to July.
[4]	Amount less than one thousand.

8. Investment transactions

Each fund made purchases and sales of investment securities, excluding short-term securities and U.S. government obligations, if any, during the year ended July 31, 2013 (11 months ended July 31, 2013, for the Tax-Exempt Bond Fund of America and The Tax-Exempt Fund of California), as follows (dollars in thousands):

Fund	Purchases	Sales
American Funds Short-Term Tax-Exempt Bond Fund	$184,866	$138,336
Limited Term Tax-Exempt Bond Fund of America	508,558	385,330
The Tax-Exempt Bond Fund of America	1,573,032	1,451,794
American High-Income Municipal Bond Fund	836,302	705,481
American Funds Tax-Exempt Fund of New York	27,828	28,449
The Tax-Exempt Fund of California	178,832	183,951

9. Ownership concentration

At July 31, 2013, CRMC held aggregate ownership of 31% of the outstanding shares of American Funds Tax-Exempt Fund of New York. The ownership represents the seed money invested in the fund when it began operations on November 1, 2010.

American Funds Tax-Exempt Funds	69

Financial highlights

American Funds Short-Term Tax-Exempt Bond Fund

		Income (loss) from investment operations[1]			Dividends and distributions
	Net asset value, beginning of period	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)		Total dividends and distributions	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in millions)	Ratio of expenses to average net assets before reimburse- ments/waivers		Ratio of expenses to average net assets after reimburse- ments/waivers[3]		Ratio of net income to average net assets[3]
Class A4:
Year ended 7/31/2013	$10.32	$.13	$(.11)	$.02	$(.13)	$—	[5]	$(.13)	$10.21	.16%	$701	.59%		.59%		1.21%
Year ended 7/31/2012	10.23	.13	.09	.22	(.13)	—		(.13)	10.32	2.17	606	.59		.59		1.27
Year ended 7/31/2011	10.20	.12	.03	.15	(.12)	—		(.12)	10.23	1.53	520	.60		.60		1.24
Year ended 7/31/2010	10.00	.10	.20	.30	(.10)	—		(.10)	10.20	3.06	412	.65		.53		1.00
Period from 10/1/2008 to 7/31/2009[6,7]	10.00	.03	—	.03	(.03)	—		(.03)	10.00	.33	501	.52	[8]	.46	[8]	.44	[8]
Year ended 9/30/2008	10.00	.20	—	.20	(.20)	—		(.20)	10.00	1.99	810	.47		.43		1.93
Class F-1:
Year ended 7/31/2013	10.32	.10	(.11)	(.01)	(.10)	—	[5]	(.10)	10.21	(.08)	30	.84		.84		.96
Year ended 7/31/2012	10.23	.11	.09	.20	(.11)	—		(.11)	10.32	1.98	18	.78		.78		1.09
Year ended 7/31/2011	10.20	.11	.03	.14	(.11)	—		(.11)	10.23	1.34	14	.79		.79		1.04
Period from 8/27/2009 to 7/31/2010[6]	10.00	.10	.19	.29	(.09)	—		(.09)	10.20	2.93	5	.79	[8]	.64	[8]	1.06	[8]
Class F-2:
Year ended 7/31/2013	10.32	.13	(.11)	.02	(.13)	—	[5]	(.13)	10.21	.19	37	.56		.56		1.23
Year ended 7/31/2012	10.23	.14	.09	.23	(.14)	—		(.14)	10.32	2.24	15	.52		.52		1.33
Year ended 7/31/2011	10.20	.13	.03	.16	(.13)	—		(.13)	10.23	1.58	17	.55		.55		1.28
Period from 8/12/2009 to 7/31/2010[6]	10.00	.13	.18	.31	(.11)	—		(.11)	10.20	3.16	8	.51	[8]	.45	[8]	1.39	[8]

	Year ended July 31
	2013	2012	2011	2010
Portfolio turnover rate for all share classes	22%	14%	12%	5%

[1]	Based on average shares outstanding.
[2]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[3]	This column reflects the impact, if any, of certain reimbursements/waivers from CRMC. During some of the periods shown, CRMC reduced fees for investment advisory services. In addition, during some of the periods shown, CRMC agreed to pay a portion of fees and expenses due to lower short-term interest rates.
[4]	Reflects the board of trustees’ approval of a 10-for-1 reverse stock split of the shares of the fund, effective August 7,2009.
[5]	Amount less than $.01.
[6]	Based on operations for the period shown and, accordingly, is not representative of a full year.
[7]	In 2009, the fund changed its fiscal year-end from September to July.
[8]	Annualized.

See Notes to Financial Statements

70	American Funds Tax-Exempt Funds

Limited Term Tax-Exempt Bond Fund of America

		(Loss) income from investment operations[1]			Dividends and distributions
	Net asset value, beginning of period	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)		Total dividends and distributions	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in millions)	Ratio of expenses to average net assets before waivers		Ratio of expenses to average net assets after waivers[3]		Ratio of net income to average net assets[3]
Class A:
Year ended 7/31/2013	$16.36	$.40	$(.42)	$(.02)	$(.40)	$—	[4]	$(.40)	$15.94	(.13)%	$2,625	.60%		.60%		2.45%
Year ended 7/31/2012	15.85	.44	.51	.95	(.44)	—		(.44)	16.36	6.06	2,549	.60		.60		2.72
Year ended 7/31/2011	15.78	.46	.07	.53	(.46)	—		(.46)	15.85	3.41	2,232	.60		.60		2.93
Year ended 7/31/2010	15.11	.48	.67	1.15	(.48)	—		(.48)	15.78	7.71	2,316	.61		.61		3.08
Year ended 7/31/2009	15.01	.50	.10	.60	(.50)	—		(.50)	15.11	4.12	1,700	.64		.63		3.36
Class B:
Year ended 7/31/2013	16.36	.29	(.42)	(.13)	(.29)	—	[4]	(.29)	15.94	(.82)	3	1.29		1.29		1.78
Year ended 7/31/2012	15.85	.33	.51	.84	(.33)	—		(.33)	16.36	5.33	6	1.30		1.30		2.04
Year ended 7/31/2011	15.78	.35	.07	.42	(.35)	—		(.35)	15.85	2.69	10	1.31		1.31		2.24
Year ended 7/31/2010	15.11	.37	.67	1.04	(.37)	—		(.37)	15.78	6.96	21	1.31		1.31		2.40
Year ended 7/31/2009	15.01	.40	.10	.50	(.40)	—		(.40)	15.11	3.40	25	1.34		1.33		2.69
Class C:
Year ended 7/31/2013	16.36	.28	(.42)	(.14)	(.28)	—	[4]	(.28)	15.94	(.87)	49	1.34		1.34		1.72
Year ended 7/31/2012	15.85	.32	.51	.83	(.32)	—		(.32)	16.36	5.27	75	1.34		1.34		1.99
Year ended 7/31/2011	15.78	.34	.07	.41	(.34)	—		(.34)	15.85	2.64	69	1.36		1.36		2.19
Year ended 7/31/2010	15.11	.36	.67	1.03	(.36)	—		(.36)	15.78	6.91	91	1.36		1.36		2.34
Year ended 7/31/2009	15.01	.39	.10	.49	(.39)	—		(.39)	15.11	3.35	73	1.39		1.38		2.64
Class F-1:
Year ended 7/31/2013	16.36	.39	(.42)	(.03)	(.39)	—	[4]	(.39)	15.94	(.22)	122	.69		.69		2.37
Year ended 7/31/2012	15.85	.43	.51	.94	(.43)	—		(.43)	16.36	6.00	132	.65		.65		2.67
Year ended 7/31/2011	15.78	.45	.07	.52	(.45)	—		(.45)	15.85	3.37	104	.65		.65		2.89
Year ended 7/31/2010	15.11	.47	.67	1.14	(.47)	—		(.47)	15.78	7.68	112	.63		.63		3.06
Year ended 7/31/2009	15.01	.50	.10	.60	(.50)	—		(.50)	15.11	4.11	108	.66		.64		3.33
Class F-2:
Year ended 7/31/2013	16.36	.43	(.42)	.01	(.43)	—	[4]	(.43)	15.94	.05	148	.42		.42		2.64
Year ended 7/31/2012	15.85	.47	.51	.98	(.47)	—		(.47)	16.36	6.28	162	.38		.38		2.94
Year ended 7/31/2011	15.78	.49	.07	.56	(.49)	—		(.49)	15.85	3.65	132	.38		.38		3.15
Year ended 7/31/2010	15.11	.52	.67	1.19	(.52)	—		(.52)	15.78	7.97	125	.36		.36		3.35
Period from 8/18/2008 to 7/31/2009[5]	15.15	.50	(.04)	.46	(.50)	—		(.50)	15.11	3.15	204	.38	[6]	.38	[6]	3.51	[6]
Class R-6:
Year ended 7/31/2013	16.36	.45	(.42)	.03	(.45)	—	[4]	(.45)	15.94	.16	132	.31		.31		2.72
Period from 5/11/2012 to 7/31/2012[5]	16.32	.10	.05	.15	(.11)	—		(.11)	16.36	.90	43	.07		.07		.64

	Year ended July 31
	2013	2012	2011	2010	2009
Portfolio turnover rate for all share classes	13%	9%	14%	13%	7%

[1]	Based on average shares outstanding.
[2]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[3]	This column reflects the impact, if any, of certain waivers from CRMC. During one of the periods shown, CRMC reduced fees for investment advisory services.
[4]	Amount less than $.01.
[5]	Based on operations for the period shown and, accordingly, is not representative of a full year.
[6]	Annualized.

See Notes to Financial Statements

American Funds Tax-Exempt Funds	71

Financial highlights (continued)

The Tax-Exempt Bond Fund of America

		(Loss) income from investment operations[1]
	Net asset value, beginning of period	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in millions)	Ratio of expenses to average net assets before waivers		Ratio of expenses to average net assets after waivers[3]		Ratio of net income to average net assets[3]
Class A:
Period from 9/1/2012 to 7/31/2013[4,5]	$13.08	$.40	$(.64)	$(.24)	$(.40)	$12.44	(1.93)%	$6,984.55%[6]			.55%[6]		3.35%[6]
Year ended 8/31/2012	12.26	.47	.82	1.29	(.47)	13.08	10.71	7,445.55			.55		3.73
Year ended 8/31/2011	12.53	.48	(.27)	.21	(.48)	12.26	1.85	6,557.55			.55		4.01
Year ended 8/31/2010	11.82	.48	.71	1.19	(.48)	12.53	10.23	7,740.54			.54		3.92
Year ended 8/31/2009	12.03	.50	(.21)	.29	(.50)	11.82	2.65	7,130.56			.56		4.39
Year ended 8/31/2008	12.19	.51	(.16)	.35	(.51)	12.03	2.87	6,319.56			.53		4.16
Class B:
Period from 9/1/2012 to 7/31/2013[4,5]	13.08	.31	(.64)	(.33)	(.31)	12.44	(2.59)	20	1.30	[6]	1.30	[6]	2.61	[6]
Year ended 8/31/2012	12.26	.38	.82	1.20	(.38)	13.08	9.90	30	1.29		1.29		3.01
Year ended 8/31/2011	12.53	.39	(.27)	.12	(.39)	12.26	1.08	40	1.30		1.30		3.26
Year ended 8/31/2010	11.82	.38	.71	1.09	(.38)	12.53	9.41	78	1.30		1.30		3.18
Year ended 8/31/2009	12.03	.41	(.21)	.20	(.41)	11.82	1.88	107	1.32		1.31		3.65
Year ended 8/31/2008	12.19	.41	(.16)	.25	(.41)	12.03	2.10	114	1.31		1.28		3.42
Class C:
Period from 9/1/2012 to 7/31/2013[4,5]	13.08	.31	(.64)	(.33)	(.31)	12.44	(2.64)	375	1.34	[6]	1.34	[6]	2.56	[6]
Year ended 8/31/2012	12.26	.37	.82	1.19	(.37)	13.08	9.85	420	1.34		1.34		2.94
Year ended 8/31/2011	12.53	.39	(.27)	.12	(.39)	12.26	1.03	370	1.35		1.35		3.21
Year ended 8/31/2010	11.82	.38	.71	1.09	(.38)	12.53	9.35	475	1.34		1.34		3.11
Year ended 8/31/2009	12.03	.41	(.21)	.20	(.41)	11.82	1.83	399	1.36		1.36		3.58
Year ended 8/31/2008	12.19	.41	(.16)	.25	(.41)	12.03	2.05	313	1.36		1.33		3.36
Class F-1:
Period from 9/1/2012 to 7/31/2013[4,5]	13.08	.39	(.64)	(.25)	(.39)	12.44	(2.05)	1,659.68		[6]	.68	[6]	3.21	[6]
Year ended 8/31/2012	12.26	.46	.82	1.28	(.46)	13.08	10.59	1,526.66			.66		3.62
Year ended 8/31/2011	12.53	.47	(.27)	.20	(.47)	12.26	1.73	1,356.66			.66		3.90
Year ended 8/31/2010	11.82	.46	.71	1.17	(.46)	12.53	10.12	1,380.64			.64		3.80
Year ended 8/31/2009	12.03	.49	(.21)	.28	(.49)	11.82	2.56	976.65			.64		4.31
Year ended 8/31/2008	12.19	.50	(.16)	.34	(.50)	12.03	2.79	1,020.63			.61		4.07
Class F-2:
Period from 9/1/2012 to 7/31/2013[4,5]	13.08	.42	(.64)	(.22)	(.42)	12.44	(1.81)	327.42		[6]	.42	[6]	3.49	[6]
Year ended 8/31/2012	12.26	.49	.82	1.31	(.49)	13.08	10.88	239.40			.40		3.87
Year ended 8/31/2011	12.53	.50	(.27)	.23	(.50)	12.26	1.99	196.41			.41		4.15
Year ended 8/31/2010	11.82	.50	.71	1.21	(.50)	12.53	10.41	216.37			.37		4.09
Year ended 8/31/2009	12.03	.51	(.21)	.30	(.51)	11.82	2.80	253.39			.39		4.36
Period from 8/1/2008 to 8/31/2008[4]	11.94	.04	.09	.13	(.04)	12.03	1.10	3.04			.03		.34
Class R-6:
Period from 9/1/2012 to 7/31/2013[4,5]	13.08	.43	(.64)	(.21)	(.43)	12.44	(1.71)	115.31		[6]	.31	[6]	3.58	[6]
Period from 5/11/2012 to 8/31/2012[4]	12.94	.14	.15	.29	(.15)	13.08	2.25	42.09			.09		1.15

	For the period 9/1/2012 to	Year ended August 31
	7/31/2013[4,5]	2012	2011	2010	2009	2008
Portfolio turnover rate for all share classes	16%	14%	12%	16%	18%	20%

[1]	Based on average shares outstanding.
[2]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[3]	This column reflects the impact, if any, of certain waivers from CRMC. During some of the periods shown, CRMC reduced fees for investment advisory services.
[4]	Based on operations for the period shown and, accordingly, is not representative of a full year.
[5]	In 2013, the fund changed its fiscal year-end from August to July.
[6]	Annualized.

See Notes to Financial Statements

72	American Funds Tax-Exempt Funds

American High-Income Municipal Bond Fund

		(Loss) income from investment operations[1]
	Net asset value, beginning of period	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in millions)	Ratio of expenses to average net assets before waivers		Ratio of expenses to average net assets after waivers[3]	Ratio of net income to average net assets[3]
Class A:
Year ended 7/31/2013	$15.13	$.63	$(.65)	$(.02)	$(.63)	$14.48	(.25)%	$2,246.69%			.69%	4.14%
Year ended 7/31/2012	13.78	.66	1.35	2.01	(.66)	15.13	14.98	2,286.68			.68	4.64
Year ended 7/31/2011	13.97	.67	(.19)	.48	(.67)	13.78	3.57	1,849.64			.64	4.86
Year ended 7/31/2010	12.69	.66	1.28	1.94	(.66)	13.97	15.50	2,109.68			.68	4.82
Year ended 7/31/2009	14.21	.68	(1.52)	(.84)	(.68)	12.69	(5.69)	1,738.72			.70	5.43
Class B:
Year ended 7/31/2013	15.13	.52	(.65)	(.13)	(.52)	14.48	(.97)	10	1.42		1.42	3.42
Year ended 7/31/2012	13.78	.56	1.35	1.91	(.56)	15.13	14.14	16	1.42		1.42	3.96
Year ended 7/31/2011	13.97	.56	(.19)	.37	(.56)	13.78	2.78	21	1.41		1.41	4.07
Year ended 7/31/2010	12.69	.56	1.28	1.84	(.56)	13.97	14.67	36	1.42		1.42	4.11
Year ended 7/31/2009	14.21	.59	(1.52)	(.93)	(.59)	12.69	(6.39)	43	1.46		1.45	4.70
Class C:
Year ended 7/31/2013	15.13	.52	(.65)	(.13)	(.52)	14.48	(1.02)	161	1.46		1.46	3.37
Year ended 7/31/2012	13.78	.55	1.35	1.90	(.55)	15.13	14.09	170	1.46		1.46	3.86
Year ended 7/31/2011	13.97	.56	(.19)	.37	(.56)	13.78	2.73	137	1.46		1.46	4.03
Year ended 7/31/2010	12.69	.55	1.28	1.83	(.55)	13.97	14.60	163	1.46		1.46	4.03
Year ended 7/31/2009	14.21	.58	(1.52)	(.94)	(.58)	12.69	(6.44)	126	1.51		1.50	4.63
Class F-1:
Year ended 7/31/2013	15.13	.62	(.65)	(.03)	(.62)	14.48	(.35)	172.79			.79	4.04
Year ended 7/31/2012	13.78	.65	1.35	2.00	(.65)	15.13	14.89	191.76			.76	4.56
Year ended 7/31/2011	13.97	.65	(.19)	.46	(.65)	13.78	3.45	146.76			.76	4.73
Year ended 7/31/2010	12.69	.65	1.28	1.93	(.65)	13.97	15.42	181.75			.75	4.75
Year ended 7/31/2009	14.21	.67	(1.52)	(.85)	(.67)	12.69	(5.77)	156.80			.78	5.35
Class F-2:
Year ended 7/31/2013	15.13	.66	(.65)	.01	(.66)	14.48	(.09)	126.52			.52	4.31
Year ended 7/31/2012	13.78	.69	1.35	2.04	(.69)	15.13	15.20	87.49			.49	4.81
Year ended 7/31/2011	13.97	.69	(.19)	.50	(.69)	13.78	3.74	58.48			.48	5.03
Year ended 7/31/2010	12.69	.68	1.28	1.96	(.68)	13.97	15.72	50.48			.48	5.00
Period from 8/12/2008 to 7/31/2009[4]	14.28	.66	(1.58)	(.92)	(.67)	12.69	(6.19)	32.53		[5]	.53 [5]	5.50 [5]
Class R-6:
Year ended 7/31/2013	15.13	.68	(.65)	.03	(.68)	14.48	.02	58.40			.40	4.44
Period from 5/11/2012 to 7/31/2012[4]	14.86	.14	.28	.42	(.15)	15.13	2.85	13.08			.08	1.00

	Year ended July 31
	2013	2012	2011	2010	2009
Portfolio turnover rate for all share classes	25%	20%	18%	15%	29%

[1]	Based on average shares outstanding.
[2]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[3]	This column reflects the impact, if any, of certain waivers from CRMC. During one of the periods shown, CRMC reduced fees for investment advisory services.
[4]	Based on operations for the period shown and, accordingly, is not representative of a full year.
[5]	Annualized.

See Notes to Financial Statements

American Funds Tax-Exempt Funds	73

Financial highlights (continued)

American Funds Tax-Exempt Fund of New York

		(Loss) income from investment operations[1]
	Net asset value, beginning of period	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in thousands)	Ratio of expenses to average net assets before reimbursements		Ratio of expenses to average net assets after reimbursements[3]		Ratio of net income to average net assets[3]
Class A:
Year ended 7/31/2013	$10.85	$.31	$(.64)	$(.33)	$(.31)	$10.21	(3.16)%	$99,811.66%			.59%		2.88%
Year ended 7/31/2012	9.98	.32	.87	1.19	(.32)	10.85	12.11	106,145.76			.63		3.06
Period from 11/1/2010[4] to 7/31/2011[5]	10.00	.21	(.03)	.18	(.20)	9.98	1.83	62,229.97		[6]	.67	[6]	2.82	[6]
Class B:
Year ended 7/31/2013	10.85	.22	(.64)	(.42)	(.22)	10.21	(4.00)	174	1.53		1.46		1.99
Year ended 7/31/2012	9.98	.23	.87	1.10	(.23)	10.85	11.18	271	1.59		1.45		2.24
Period from 11/1/2010[4] to 7/31/2011[5]	10.00	.15	(.03)	.12	(.14)	9.98	1.24	120	1.76	[6]	1.48	[6]	2.21	[6]
Class C:
Year ended 7/31/2013	10.85	.21	(.64)	(.43)	(.21)	10.21	(4.04)	7,763	1.58		1.50		1.96
Year ended 7/31/2012	9.98	.23	.87	1.10	(.23)	10.85	11.12	6,875	1.62		1.50		2.17
Period from 11/1/2010[4] to 7/31/2011[5]	10.00	.15	(.03)	.12	(.14)	9.98	1.26	2,103	1.75	[6]	1.55	[6]	2.27	[6]
Class F-1:
Year ended 7/31/2013	10.85	.29	(.64)	(.35)	(.29)	10.21	(3.36)	1,372.86			.79		2.67
Year ended 7/31/2012	9.98	.31	.87	1.18	(.31)	10.85	11.95	2,392.86			.74		2.94
Period from 11/1/2010[4] to 7/31/2011[5]	10.00	.20	(.03)	.17	(.19)	9.98	1.76	872	1.03	[6]	.78	[6]	2.71	[6]
Class F-2:
Year ended 7/31/2013	10.85	.31	(.64)	(.33)	(.31)	10.21	(3.14)	14,378.64			.57		2.90
Year ended 7/31/2012	9.98	.33	.87	1.20	(.33)	10.85	12.21	12,983.63			.53		3.13
Period from 11/1/2010[4] to 7/31/2011[5]	10.00	.22	(.03)	.19	(.21)	9.98	1.92	3,162.70		[6]	.55	[6]	3.08	[6]

	Year ended July 31		For the period
	2013	2012	11/1/2010[4] to 7/31/2011[5]
Portfolio turnover rate for all share classes	23%	15%	16%

[1]	Based on average shares outstanding.
[2]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[3]	This column reflects the impact of certain reimbursements from CRMC. During the periods shown, CRMC reimbursed other fees and expenses.
[4]	Commencement of operations.
[5]	Based on operations for the period shown and, accordingly, is not representative of a full year.
[6]	Annualized.

See Notes to Financial Statements

74	American Funds Tax-Exempt Funds

The Tax-Exempt Fund of California

		(Loss) income from investment operations[1]
	Net asset value, beginning of period	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in millions)		Ratio of expenses to average net assets before waivers		Ratio of expenses to average net assets after waivers[3]		Ratio of net income to average net assets[3]
Class A:
Period from 9/1/2012 to 7/31/2013[4,5]	$17.54	$.59	$(.82)	$(.23)	$(.59)	$16.72	(1.45)%	$1,250.63%[6]				.63%[6]		3.64%[6]
Year ended 8/31/2012	16.32	.66	1.22	1.88	(.66)	17.54	11.70	1,334.63				.63		3.89
Year ended 8/31/2011	16.63	.65	(.31)	.34	(.65)	16.32	2.24	1,218.64				.64		4.08
Year ended 8/31/2010	15.31	.64	1.32	1.96	(.64)	16.63	13.07	1,442.62				.62		4.04
Year ended 8/31/2009	15.79	.67	(.48)	.19	(.67)	15.31	1.49	1,311.63				.62		4.59
Year ended 8/31/2008	16.26	.66	(.47)	.19	(.66)	15.79	1.22	1,493.61				.58		4.16
Class B:
Period from 9/1/2012 to 7/31/2013[4,5]	17.54	.47	(.82)	(.35)	(.47)	16.72	(2.12)	3		1.37	[6]	1.37	[6]	2.90	[6]
Year ended 8/31/2012	16.32	.53	1.22	1.75	(.53)	17.54	10.89	5		1.37		1.37		3.17
Year ended 8/31/2011	16.63	.53	(.31)	.22	(.53)	16.32	1.48	7		1.39		1.39		3.33
Year ended 8/31/2010	15.31	.52	1.32	1.84	(.52)	16.63	12.22	11		1.37		1.37		3.31
Year ended 8/31/2009	15.79	.56	(.48)	.08	(.56)	15.31	.73	16		1.39		1.37		3.85
Year ended 8/31/2008	16.26	.54	(.47)	.07	(.54)	15.79	.46	21		1.36		1.33		3.41
Class C:
Period from 9/1/2012 to 7/31/2013[4,5]	17.54	.46	(.82)	(.36)	(.46)	16.72	(2.16)	87		1.42	[6]	1.42	[6]	2.85	[6]
Year ended 8/31/2012	16.32	.52	1.22	1.74	(.52)	17.54	10.83	101		1.42		1.42		3.10
Year ended 8/31/2011	16.63	.52	(.31)	.21	(.52)	16.32	1.42	91		1.44		1.44		3.28
Year ended 8/31/2010	15.31	.51	1.32	1.83	(.51)	16.63	12.17	116		1.42		1.42		3.24
Year ended 8/31/2009	15.79	.55	(.48)	.07	(.55)	15.31	.68	105		1.43		1.42		3.79
Year ended 8/31/2008	16.26	.54	(.47)	.07	(.54)	15.79	.41	118		1.41		1.38		3.36
Class F-1:
Period from 9/1/2012 to 7/31/2013[4,5]	17.54	.56	(.82)	(.26)	(.56)	16.72	(1.58)	74.77			[6]	.77	[6]	3.50	[6]
Year ended 8/31/2012	16.32	.64	1.22	1.86	(.64)	17.54	11.59	82.73				.73		3.79
Year ended 8/31/2011	16.63	.64	(.31)	.33	(.64)	16.32	2.13	82.74				.74		3.98
Year ended 8/31/2010	15.31	.63	1.32	1.95	(.63)	16.63	12.97	108.70				.70		3.97
Year ended 8/31/2009	15.79	.65	(.48)	.17	(.65)	15.31	1.41	113.71				.70		4.52
Year ended 8/31/2008	16.26	.65	(.47)	.18	(.65)	15.79	1.14	192.69				.65		4.08
Class F-2:
Period from 9/1/2012 to 7/31/2013[4,5]	17.54	.60	(.82)	(.22)	(.60)	16.72	(1.35)	91.51			[6]	.51	[6]	3.77	[6]
Year ended 8/31/2012	16.32	.68	1.22	1.90	(.68)	17.54	11.87	74.48				.48		4.02
Year ended 8/31/2011	16.63	.67	(.31)	.36	(.67)	16.32	2.38	41.50				.50		4.22
Year ended 8/31/2010	15.31	.67	1.32	1.99	(.67)	16.63	13.27	46.43				.43		4.27
Year ended 8/31/2009	15.79	.69	(.48)	.21	(.69)	15.31	1.67	99.45				.45		4.61
Period from 8/22/2008 to 8/31/2008[4]	15.79	.02	— [7]	.02	(.02)	15.79	.09	—	[8]	.01		.01		.10

	For the period 9/1/2012 to	Year ended August 31
	7/31/2013[4,5]	2012	2011	2010	2009	2008
Portfolio turnover rate for all share classes	12%	15%	10%	18%	17%	16%

[1]	Based on average shares outstanding.
[2]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[3]	This column reflects the impact, if any, of certain waivers from CRMC. During some of the periods shown, CRMC reduced fees for investment advisory services.
[4]	Based on operations for the period shown and, accordingly, is not representative of a full year.
[5]	In 2013, the fund changed its fiscal year-end from August to July.
[6]	Annualized.
[7]	Amount less than $.01.
[8]	Amount less than $1 million.

See Notes to Financial Statements

American Funds Tax-Exempt Funds	75

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of American Funds Short-Term Tax-Exempt Bond Fund,
Limited Term Tax-Exempt Bond Fund of America, The Tax-Exempt Bond Fund of America,
American High-Income Municipal Bond Fund and American Funds Tax-Exempt Fund of New York

In our opinion, the accompanying statements of assets and liabilities, including the summary investment portfolios (investment portfolio for American Funds Tax-Exempt Fund of New York), and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of American Funds Short-Term Tax-Exempt Bond Fund, Limited Term Tax-Exempt Bond Fund of America, The Tax-Exempt Bond Fund of America, American High-Income Municipal Bond Fund and American Funds Tax-Exempt Fund of New York (the “Funds”) at July 31, 2013, the results of each of their operations, the changes in each of their net assets and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at July 31, 2013 by correspondence with the custodians and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Los Angeles, California
September 10, 2013

76	American Funds Tax-Exempt Funds

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of The American Funds Tax-Exempt Series II — The Tax-Exempt Fund of California:

We have audited the accompanying statement of assets and liabilities of The American Funds Tax-Exempt Series II — The Tax-Exempt Fund of California (the “Fund”), including the summary investment portfolio, as of July 31, 2013, the related statements of operations for the period from September 1, 2012 through July 31, 2013 and the year ended August 31, 2012, the statements of changes in net assets for the period from September 1, 2012 through July 31, 2013 and the two years ended August 31, 2012, and its financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of July 31, 2013, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of The American Funds Tax-Exempt Series II — The Tax-Exempt Fund of California as of July 31, 2013, the results of its operations for the period from September 1, 2012 through July 31, 2013 and the year ended August 31, 2012, the changes in its net assets for the period from September 1, 2012 through July 31, 2013 and the two years ended August 31, 2012, and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP

Costa Mesa, California
September 9, 2013

American Funds Tax-Exempt Funds	77

Expense examples	unaudited

As a fund shareholder, you incur two types of costs: (1) transaction costs, such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads), and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other expenses. The examples shown on the following pages are intended to help shareholders understand the ongoing costs (in dollars) of investing in the funds so they can compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period (February 1, 2013, through July 31, 2013).

Actual expenses:

The first line of each share class of each fund in the tables on the following pages provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class of each fund in the tables on the following pages provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:

There are some account fees that are charged to certain types of accounts, such as individual retirement accounts (generally, a $10 fee is charged to set up the account and an additional $10 fee is charged to the account annually), that would increase the amount of expenses paid on your account. In addition, Class F-1 and F-2 shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would be lower by the amount of these fees.

Note that the expenses shown in the tables on the following pages are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), if any. Therefore, the second line of each share class of each fund in the tables is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

78	American Funds Tax-Exempt Funds

American Funds Short-Term Tax-Exempt Bond Fund

	Beginning account value 2/1/2013	Ending account value 7/31/2013	Expenses paid during period*	Annualized expense ratio
Class A — actual return	$1,000.00	$997.08	$2.92	.59%
Class A — assumed 5% return	1,000.00	1,021.87	2.96	.59
Class F-1 — actual return	1,000.00	995.98	3.96	.80
Class F-1 — assumed 5% return	1,000.00	1,020.83	4.01	.80
Class F-2 — actual return	1,000.00	997.16	2.82	.57
Class F-2 — assumed 5% return	1,000.00	1,021.97	2.86	.57

Limited Term Tax-Exempt Bond Fund of America

	Beginning account value 2/1/2013	Ending account value 7/31/2013	Expenses paid during period*	Annualized expense ratio
Class A — actual return	$1,000.00	$986.16	$2.91	.59%
Class A — assumed 5% return	1,000.00	1,021.87	2.96	.59
Class B — actual return	1,000.00	982.78	6.34	1.29
Class B — assumed 5% return	1,000.00	1,018.40	6.46	1.29
Class C — actual return	1,000.00	982.54	6.54	1.33
Class C — assumed 5% return	1,000.00	1,018.20	6.66	1.33
Class F-1 — actual return	1,000.00	985.75	3.35	.68
Class F-1 — assumed 5% return	1,000.00	1,021.42	3.41	.68
Class F-2 — actual return	1,000.00	987.08	2.02	.41
Class F-2 — assumed 5% return	1,000.00	1,022.76	2.06	.41
Class R-6 — actual return	1,000.00	987.58	1.48	.30
Class R-6 — assumed 5% return	1,000.00	1,023.31	1.51	.30

The Tax-Exempt Bond Fund of America

	Beginning account value 2/1/2013	Ending account value 7/31/2013	Expenses paid during period*	Annualized expense ratio
Class A — actual return	$1,000.00	$958.20	$2.62	.54%
Class A — assumed 5% return	1,000.00	1,022.12	2.71	.54
Class B — actual return	1,000.00	954.67	6.25	1.29
Class B — assumed 5% return	1,000.00	1,018.40	6.46	1.29
Class C — actual return	1,000.00	954.43	6.45	1.33
Class C — assumed 5% return	1,000.00	1,018.20	6.66	1.33
Class F-1 — actual return	1,000.00	957.56	3.25	.67
Class F-1 — assumed 5% return	1,000.00	1,021.47	3.36	.67
Class F-2 — actual return	1,000.00	958.85	1.94	.40
Class F-2 — assumed 5% return	1,000.00	1,022.81	2.01	.40
Class R-6 — actual return	1,000.00	959.36	1.46	.30
Class R-6 — assumed 5% return	1,000.00	1,023.31	1.51	.30

See end of expense examples tables for footnote.

American Funds Tax-Exempt Funds	79

Expense examples (continued)

American High-Income Municipal Bond Fund

	Beginning account value 2/1/2013	Ending account value 7/31/2013	Expenses paid during period*	Annualized expense ratio
Class A — actual return	$1,000.00	$952.05	$3.19	.66%
Class A — assumed 5% return	1,000.00	1,021.52	3.31	.66
Class B — actual return	1,000.00	948.61	6.72	1.39
Class B — assumed 5% return	1,000.00	1,017.90	6.95	1.39
Class C — actual return	1,000.00	948.38	6.96	1.44
Class C — assumed 5% return	1,000.00	1,017.65	7.20	1.44
Class F-1 — actual return	1,000.00	951.58	3.63	.75
Class F-1 — assumed 5% return	1,000.00	1,021.08	3.76	.75
Class F-2 — actual return	1,000.00	952.84	2.37	.49
Class F-2 — assumed 5% return	1,000.00	1,022.36	2.46	.49
Class R-6 — actual return	1,000.00	953.36	1.84	.38
Class R-6 — assumed 5% return	1,000.00	1,022.91	1.91	.38

American Funds Tax-Exempt Fund of New York

	Beginning account value 2/1/2013	Ending account value 7/31/2013	Expenses paid during period*	Annualized expense ratio
Class A — actual return	$1,000.00	$948.55	$3.00	.62%
Class A — assumed 5% return	1,000.00	1,021.72	3.11	.62
Class B — actual return	1,000.00	944.62	7.04	1.46
Class B — assumed 5% return	1,000.00	1,017.55	7.30	1.46
Class C — actual return	1,000.00	944.41	7.28	1.51
Class C — assumed 5% return	1,000.00	1,017.31	7.55	1.51
Class F-1 — actual return	1,000.00	947.85	3.72	.77
Class F-1 — assumed 5% return	1,000.00	1,020.98	3.86	.77
Class F-2 — actual return	1,000.00	948.84	2.75	.57
Class F-2 — assumed 5% return	1,000.00	1,021.97	2.86	.57

The Tax-Exempt Fund of California

	Beginning account value 2/1/2013	Ending account value 7/31/2013	Expenses paid during period*	Annualized expense ratio
Class A — actual return	$1,000.00	$958.79	$3.01	.62%
Class A — assumed 5% return	1,000.00	1,021.72	3.11	.62
Class B — actual return	1,000.00	955.26	6.59	1.36
Class B — assumed 5% return	1,000.00	1,018.05	6.80	1.36
Class C — actual return	1,000.00	955.05	6.83	1.41
Class C — assumed 5% return	1,000.00	1,017.80	7.05	1.41
Class F-1 — actual return	1,000.00	958.12	3.69	.76
Class F-1 — assumed 5% return	1,000.00	1,021.03	3.81	.76
Class F-2 — actual return	1,000.00	959.39	2.38	.49
Class F-2 — assumed 5% return	1,000.00	1,022.36	2.46	.49

*	The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 365 (to reflect the one-half year period).

80	American Funds Tax-Exempt Funds

Tax information	unaudited

We are required to advise you of the federal tax status of certain distributions received by shareholders during the fiscal year. We hereby designate the following amounts for the period ended July 31, 2013:

Fund	Long-term capital gains	Exempt interest dividends
American Funds Short-Term Tax-Exempt Bond Fund	$134,000	100%
Limited Term Tax-Exempt Bond Fund of America	579,000	100
The Tax-Exempt Bond Fund of America	—	100
American High-Income Municipal Bond Fund	—	100
American Funds Tax-Exempt Fund of New York	1,000	100
The Tax-Exempt Fund of California	—	100

Individual shareholders should refer to their Form 1099 or other tax information, which will be mailed in January 2014, to determine the calendar year amounts to be included on their 2013 tax returns. Shareholders should consult their tax advisors.

American Funds Tax-Exempt Funds	81

Approval of Investment Advisory and Service Agreement

American Funds Short-Term Tax-Exempt Bond Fund, Limited Term Tax-Exempt Bond Fund of America, The Tax-Exempt Bond Fund of America, American High-Income Municipal Bond Fund, American Funds Tax-Exempt Fund of New York and The Tax-Exempt Fund of California

The funds’ boards (the “board”) have approved each fund’s Investment Advisory and Service Agreement (the “agreement”) with Capital Research and Management Company (“CRMC”) for an additional one-year term through March 31, 2014. The board approved the agreement following the recommendation of each fund’s Contracts Committee (the “committee”), which is composed of all of the fund’s independent board members. The board and the committee determined that each fund’s advisory fee structure was fair and reasonable in relation to the services provided and that approving the agreement was in the best interests of each fund and its shareholders.

In reaching this decision, the board and the committee took into account information furnished to them throughout the year, as well as information prepared specifically in connection with their review of the agreements, and were advised by their independent counsel. They considered the factors discussed in the following pages, among others, but did not identify any single issue or particular piece of information that, in isolation, was the controlling factor, and each board and committee member did not necessarily attribute the same weight to each factor.

1. Nature, extent and quality of services

The board and the committee considered the depth and quality of CRMC’s investment management process, including its global research capabilities; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; the overall financial strength and stability of its organization; and the ongoing evolution of CRMC’s organizational structure designed to maintain and strengthen these qualities. The board and the committee also considered the nature, extent and quality of administrative, compliance and shareholder services provided by CRMC to the funds under each fund’s agreement and other agreements, as well as the benefits to each fund’s shareholders from investing in a fund that is part of a large family of funds. The board and the committee concluded that the nature, extent and quality of the services provided by CRMC have benefited and should continue to benefit each fund and its shareholders.

2. Investment results

The board and the committee considered the investment results of each fund in light of its objective. They compared each fund’s investment results with those of other relevant funds (including funds that form the basis of the Lipper index for the category in which the fund is included), and market data such as relevant market indexes, over various periods through October 31, 2012. This report, including the letter to shareholders and related disclosures, contains certain information about each fund’s investment results.

American Funds Short-Term Tax-Exempt Bond Fund seeks to provide current income that is exempt from regular federal income tax, consistent with the maturity and quality standards described in the prospectus, and to preserve capital. The board and the committee reviewed the fund’s investment results measured against the Lipper Short Municipal Debt Funds Average (the Lipper category that includes the fund) and the Barclays Municipal Short 1-5 Years Index. They noted that the investment results for the fund were stronger than the results of the Lipper average over the 10-month, one-year, three-year and lifetime periods, while lower than those of the Barclays index for those periods.

Limited Term Tax-Exempt Bond Fund of America seeks to provide current income that is exempt from regular federal income tax, consistent with the maturity and quality standards described in the prospectus, and to preserve capital. The board and the committee reviewed the fund’s investment results measured against the Lipper Intermediate Municipal Debt Funds Average (the Lipper category that includes the fund) and the Barclays Municipal Short-Intermediate 1-10 Years Index. They noted that the investment results for the fund were stronger than the results of the Barclays index for the 10-month, one-year and three-year periods, while lower than those of the Lipper average for all periods shown and those of the Barclays index for the five-year,10-year and lifetime periods. They also noted that the standard deviation of the fund’s returns, a measure of risk, was below the Lipper average for all periods.

82	American Funds Tax-Exempt Funds

The Tax-Exempt Bond Fund of America seeks to provide a high level of current income exempt from federal income tax, consistent with the preservation of capital. The board and the committee reviewed the fund’s investment results measured against the Lipper General & Insured Municipal Debt Funds Average (the Lipper category that includes the fund) and the Barclays Municipal Bond Index. They noted that the investment results for the fund were stronger than the results of the Lipper average for all periods, and were stronger than the results of the Barclays index for the 10-month, one-year and three-year periods (although below the results of the index for the five-year and 10-year periods).

American High-Income Municipal Bond Fund seeks to provide a high level of current income exempt from regular federal income tax. The board and the committee reviewed the fund’s investment results measured against the Lipper High-Yield Municipal Debt Funds Average (the Lipper category that includes the fund) and the Barclays High Yield Municipal Bond Index. They noted that the investment results for the fund were equal to or stronger than the results of the Lipper average for all periods shown other than the 10-month period, while lower than those of the Barclays index for all periods.

American Funds Tax-Exempt Fund of New York seeks to provide a high level of current income exempt from regular federal, New York state and New York City income taxes, with a secondary objective of preservation of capital. The board and the committee reviewed the fund’s investment results measured against the Lipper New York Municipal Debt Funds Average (the Lipper category that includes the fund) and the Barclays New York Municipal Index. They noted that the investment results for the fund were stronger than the results of both the Lipper average and the Barclays index for the 10-month, one-year and lifetime periods.

The Tax-Exempt Fund of California seeks to provide a high level of current income exempt from regular federal and California state income taxes, with a secondary objective of preservation of capital. The board and the committee reviewed the fund’s investment results measured against the Lipper California Municipal Debt Funds Average (the Lipper category that includes the fund) and the Barclays California Municipal Index. They noted that the investment results for the fund were stronger than the results of the Lipper average for the three-year, five-year, 10-year and lifetime periods (although below the results of the average for the 10-month and one-year periods), and were stronger than the results of the Barclays index for the 10-month, one- and three-year periods (although below the results of the index for the five-year and 10-year periods).

The board and the committee concluded that each fund’s investment results have been satisfactory and that CRMC’s record in managing the funds indicated that its continued management should benefit the funds and their shareholders.

American Funds Tax-Exempt Funds	83

Approval of Investment Advisory and Service Agreement (continued)

3. Advisory fees and total expenses

The board and the committee compared the advisory fees and total expense levels of each fund to those of other relevant funds. They observed that each fund’s advisory fees and expenses were less than the median fees and expenses of the other funds included in its Lipper category described above, except as follows: (i) although American Funds Short-Term Tax-Exempt Bond Fund’s advisory fees were slightly higher than the median of the other funds included in the Lipper Short Municipal Debt Funds category, its total expenses, both including and excluding distribution expenses, were below the median; and (ii) Limited Term Tax-Exempt Bond Fund of America’s advisory fees were below the median of the other funds in the Lipper Intermediate Municipal Debt Funds category, and although its total expenses were slightly higher than the median of such funds, such expenses less distribution expenses were significantly below the median.

The board and the committee also considered the breakpoint discounts in each fund’s advisory fee structure that reduce the level of fees charged by CRMC to the fund as fund assets increase. In addition, they reviewed information regarding the effective advisory fees charged to non-mutual fund clients by CRMC and its affiliates. They noted that, to the extent there were differences between the advisory fees paid by each fund and the advisory fees paid by those clients, the differences appropriately reflected the investment, operational and regulatory differences between advising the fund and the other clients. The board and the committee concluded that each fund’s cost structure was fair and reasonable in relation to the services provided, and that each fund’s shareholders receive reasonable value in return for the advisory fees and other amounts paid to CRMC by the funds.

4. Ancillary benefits

The board and the committee considered a variety of other benefits that CRMC and its affiliates receive as a result of CRMC’s relationship with each fund and the other American Funds, including fees for administrative services provided to certain share classes; fees paid to CRMC’s affiliated transfer agent; sales charges and distribution fees received and retained by the fund’s principal underwriter, an affiliate of CRMC; and possible ancillary benefits to CRMC and its institutional management affiliates in managing other investment vehicles. The board and the committee reviewed CRMC’s portfolio trading practices, noting that while CRMC receives the benefit of research provided by broker-dealers executing portfolio transactions on behalf of each fund, it does not obtain third-party research or other services in return for allocating brokerage to such broker-dealers. The board and the committee took these ancillary benefits into account in evaluating the reasonableness of the advisory fees and other amounts paid to CRMC by each fund.

84	American Funds Tax-Exempt Funds

5. Adviser financial information

The board and the committee reviewed information regarding CRMC’s costs of providing services to the American Funds, including personnel, systems and resources of investment, compliance, trading, accounting and other administrative operations. They considered CRMC’s costs and willingness to invest in technology, infrastructure and staff to maintain and expand services and capabilities, respond to industry and regulatory developments, and attract and retain qualified personnel. They noted information regarding the compensation structure for CRMC’s investment professionals. The board and the committee also compared CRMC’s profitability and compensation data to the reported results and data of several large, publicly- held investment management companies. The board and the committee noted the competitiveness and cyclicality of both the mutual fund industry and the capital markets, and the importance in that environment of CRMC’s long-term profitability for maintaining its independence, company culture and management continuity. They further considered the breakpoint discounts in each fund’s advisory fee structure. The board and the committee concluded that each fund’s advisory fee structure reflected a reasonable sharing of benefits between CRMC and each fund’s shareholders.

American Funds Tax-Exempt Funds	85

Boards of trustees and other officers

“Independent” trustees1

Name and age	Year first elected a trustee of the fund[2]		Principal occupation(s) during past five years	Number of portfolios in fund complex[3] overseen by trustee	Other directorships[4] held by trustee
William H. Baribault, 68	STEX LTEX TEBF AHIM TEFNY TEFCA	2010 2010 2010 2010 2010 2010	Chairman of the Board and CEO, Oakwood Enterprises (private investment and consulting)	68	None
James G. Ellis, 66	STEX LTEX TEBF AHIM TEFNY TEFCA	2009 2006 2006 2006 2010 2006	Dean and Professor of Marketing, Marshall School of Business, University of Southern California	69	Quiksilver, Inc.
Leonard R. Fuller, 67	STEX LTEX TEBF AHIM TEFNY TEFCA	1995 1994 1994 1994 2010 1994	President and CEO, Fuller Consulting (financial management consulting firm)	69	None
W. Scott Hedrick, 68	STEX LTEX TEBF AHIM TEFNY TEFCA	2010 2010 2010 2010 2010 2010	Founding General Partner, InterWest Partners (venture capital firm)	65	Hot Topic, Inc.; Office Depot, Inc.
R. Clark Hooper, 67 Chairman of the Boards (Independent and Non- Executive)	STEX LTEX TEBF AHIM TEFNY TEFCA	2005 2005 2005 2005 2010 2005	Private investor	71	JPMorgan Value Opportunities Fund, Inc.; The Swiss Helvetia Fund, Inc.
Merit E. Janow, 55	STEX LTEX TEBF AHIM TEFNY TEFCA	2010 2010 2010 2010 2010 2010	Dean and Professor, Columbia University, School of International and Public Affairs; former Member, World Trade Organization Appellate Body (2003–2007)	68	The NASDAQ Stock Market LLC; Trimble Navigation Limited
Laurel B. Mitchell, Ph.D., 58	STEX LTEX TEBF AHIM TEFNY TEFCA	2009 2010 2010 2010 2010 2009	Clinical Professor and Director, Accounting Program, University of Redlands	65	None
Frank M. Sanchez, 69	STEX LTEX TEBF AHIM TEFNY TEFCA	1999 1999 1999 1999 2010 1999	Principal, The Sanchez Family Corporation dba McDonald’s Restaurants (McDonald’s licensee)	65	None
Margaret Spellings, 55	STEX LTEX TEBF AHIM TEFNY TEFCA	2009 2010 2010 2010 2010 2010	President, George W. Bush Foundation; former President and CEO, Margaret Spellings & Company (public policy and strategic consulting); former President, U.S. Chamber Foundation and Senior Advisor to the President and CEO, U.S. Chamber of Commerce; former U.S. Secretary of Education, U.S. Department of Education	68	None

86	American Funds Tax-Exempt Funds

Name and age	Year first elected a trustee of the fund[2]		Principal occupation(s) during past five years	Number of portfolios in fund complex[3] overseen by trustee	Other directorships[4] held by trustee
Steadman Upham, Ph.D., 64	STEX LTEX TEBF AHIM TEFNY TEFCA	2009 2007 2007 2007 2010 2007	President and University Professor, The University of Tulsa	68	None

“Interested” trustee5,6

Name, age and position with fund	Year first elected a trustee or officer of the fund[2]		Principal occupation(s) during past five years and positions held with affiliated entities or the principal underwriter of the fund	Number of portfolios in fund complex[3] overseen by trustee	Other directorships[4] held by trustee
Karl J. Zeile, 46 President: AHIM, TEFNY Vice President: LTEX, TEBF, TEFCA	STEX LTEX TEBF AHIM TEFNY TEFCA	2011 2004 2009 2008 2010 2009	Senior Vice President — Fixed Income, Capital Research and Management Company; Vice President, Capital Guardian Trust Company[7]	6	None

Other officers6

Name, age and position with fund	Year first elected an officer of the fund[2]		Principal occupation(s) during past five years and positions held with affiliated entities or the principal underwriter of the fund
Brenda S. Ellerin, 50 President: STEX, LTEX Senior Vice President: TEBF	STEX LTEX TEBF	2009 1997 1999	Senior Vice President — Fixed Income, Capital Research and Management Company
Neil L. Langberg, 60 President: TEBF, TEFCA Senior Vice President: STEX, LTEX, AHIM	STEX LTEX TEBF AHIM TEFCA	1989 1993 1985 1994 1986	Senior Vice President — Fixed Income, Capital Research and Management Company; Senior Vice President — Capital Fixed Income Investors, Capital Guardian Trust Company[7]
Kristine M. Nishiyama, 43 Senior Vice President	STEX LTEX TEBF AHIM TEFNY TEFCA	2003 2003 2003 2003 2010 2003	Senior Vice President and Senior Counsel — Fund Business Management Group, Capital Research and Management Company; Senior Vice President and General Counsel, Capital Bank and Trust Company[7]
Jerome H. Solomon, 50 Vice President	TEFNY	2011	Vice President — Fixed Income, Capital Research Company[7]
Courtney R. Taylor, 38 Secretary	STEX LTEX TEBF AHIM TEFNY TEFCA	2006 2006 2006 2006 2010 2006	Assistant Vice President — Fund Business Management Group, Capital Research and Management Company

See footnotes on page 88.

American Funds Tax-Exempt Funds	87

Other officers[6] (continued)

Name, age and position with fund	Year first elected an officer of the fund[2]		Principal occupation(s) during past five years and positions held with affiliated entities or the principal underwriter of the fund
Karl C. Grauman, 45 Treasurer: TEBF, TEFNY, TEFCA Assistant Treasurer: STEX, LTEX, AHIM	STEX LTEX TEBF AHIM TEFNY TEFCA	2010 2012 2010 2012 2010 2010	Vice President — Fund Business Management Group, Capital Research and Management Company
Dori Laskin, 62 Treasurer: STEX, LTEX, AHIM Assistant Treasurer: TEBF, TEFNY, TEFCA	STEX LTEX TEBF AHIM TEFNY TEFCA	2010 2010 2010 2010 2010 2010	Vice President — Fund Business Management Group, Capital Research and Management Company
Steven I. Koszalka, 49 Assistant Secretary	STEX LTEX TEBF AHIM TEFNY TEFCA	2010 2010 2010 2010 2010 2010	Vice President — Fund Business Management Group, Capital Research and Management Company
Brian C. Janssen, 41 Assistant Treasurer	TEBF TEFNY TEFCA	2012 2012 2012	Vice President — Fund Business Management Group, Capital Research and Management Company

The funds’ statement of additional information includes further details about fund trustees and is available without charge upon request by calling American Funds Service Company at (800) 421-4225 or by visiting the American Funds website at americanfunds.com. The address for all trustees and officers of the funds is 333 South Hope Street, Los Angeles, CA 90071, Attention: Secretary.

STEX	American Funds Short-Term Tax-Exempt Bond Fund
LTEX	Limited Term Tax-Exempt Bond Fund of America
TEBF	The Tax-Exempt Bond Fund of America
AHIM	American High-Income Municipal Bond Fund
TEFNY	American Funds Tax-Exempt Fund of New York
TEFCA	The Tax-Exempt Fund of California

[1]	The term “independent” trustee refers to a trustee who is not an “interested person” of the funds within the meaning of the Investment Company Act of 1940.
[2]	Includes service as a director/trustee or officer of the fund’s predecessor, The Tax-Exempt Bond Fund of America, Inc. or American High-Income Municipal Bond Fund, Inc., each a Maryland corporation, or Limited Term Tax-Exempt Bond Fund of America or The Tax-Exempt Fund of California, each a Massachusetts business trust. Trustees and officers of the funds serve until their resignation, removal or retirement.
[3]	Reflects funds managed by Capital Research and Management Company, including the American Funds; American Funds Insurance Series,® which serves as the underlying investment vehicle for certain variable insurance contracts; American Funds Target Date Retirement Series,® which is available through tax-favored retirement plans and IRAs; American Funds Portfolio Series;SM American Funds College Target Date Series;SM and funds managed by Capital Guardian Trust Company, including Capital Emerging Markets Total Opportunities Fund® and Capital Private Client Services Funds.®
[4]	This includes all directorships (other than those in the American Funds or other funds managed by Capital Research and Management Company or its affiliates) that are held by each trustee as a trustee or director of a public company or a registered investment company.
[5]	“Interested persons” within the meaning of the Investment Company Act of 1940, on the basis of their current or former affiliation with the funds’ investment adviser, Capital Research and Management Company, or affiliated entities (including the funds’ principal underwriter).
[6]	All of the officers listed are officers and/or directors/trustees of one or more of the other funds for which Capital Research and Management Company serves as investment adviser.
[7]	Company affiliated with Capital Research and Management Company.

88	American Funds Tax-Exempt Funds

Offices of the funds and of the investment adviser

Capital Research and Management Company
333 South Hope Street
Los Angeles, CA 90071-1406

6455 Irvine Center Drive
Irvine, CA 92618-4518

One Market

Steuart Tower, Suite 2000
Mailing address: P.O. Box 7650
San Francisco, CA 94120-7650

Transfer agent for shareholder accounts

American Funds Service Company
(Write to the address near you.)

P.O. Box 6007
Indianapolis, IN 46206-6007

P.O. Box 2280
Norfolk, VA 23501-2280

Counsel

Bingham McCutchen LLP

355 South Grand Avenue, Suite 4400
Los Angeles, CA 90071-3106

Custodians of assets

Bank of New York Mellon
One Wall Street
New York, NY 10286

JPMorgan Chase Bank
270 Park Avenue
New York, NY 10017-2070

Independent registered public accounting firms

Deloitte & Touche LLP
695 Town Center Drive
Suite 1200
Costa Mesa, CA 92626-7188

PricewaterhouseCoopers LLP
601 South Figueroa Street
Los Angeles, CA 90017-3874

Principal underwriter

American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, CA 90071-1406

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the funds’ prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com.

“American Funds Proxy Voting Procedures and Principles” — which describes how we vote proxies relating to portfolio securities — is available on the American Funds website or upon request by calling AFS. Each fund files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on the American Funds website.

Complete July 31, 2013, portfolios of American Funds Short-Term Tax-Exempt Bond Fund, Limited Term Tax-Exempt Bond Fund of America, The Tax-Exempt Bond Fund of America, American High-Income Municipal Bond Fund and The Tax-Exempt Fund of California’s investments are available free of charge by calling AFS or visiting the SEC website (where they are part of Form N-CSR).

American Funds Short-Term Tax-Exempt Bond Fund, Limited Term Tax-Exempt Bond Fund of America, The Tax-Exempt Bond Fund of America, American High-Income Municipal Bond Fund, American Funds Tax-Exempt Fund of New York and The Tax-Exempt Fund of California file a complete list of their portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. This filing is available free of charge on the SEC website. You may also review or, for a fee, copy this filing at the SEC’s Public Reference Room in Washington, D.C. Additional information regarding the operation of the Public Reference Room may be obtained by calling the SEC’s Office of Investor Education and Advocacy at (800) SEC-0330. Additionally, the list of portfolio holdings is available by calling AFS.

This report is for the information of shareholders of American Funds Short-Term Tax-Exempt Bond Fund, Limited Term Tax-Exempt Bond Fund of America, The Tax-Exempt Bond Fund of America, American High-Income Municipal Bond Fund, American Funds Tax-Exempt Fund of New York and The Tax-Exempt Fund of California, but it also may be used as sales literature when preceded or accompanied by the current prospectus or summary prospectus, which gives details about charges, expenses, investment objectives and operating policies of the funds. If used as sales material after September 30, 2013, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

The American Funds Advantage

Since 1931, American Funds, part of Capital Group, has helped investors pursue long-term investment success. Our consistent approach — in combination with The Capital SystemSM — has resulted in a superior long-term track record.

Aligned with investor success
We base our decisions on a long-term perspective, which we believe aligns our goals with the interests of our clients. Our portfolio managers average 25 years of investment experience, including 20 years at our company, reflecting a career commitment to our long-term approach.[1]

The Capital SystemSM
Our investment process, The Capital System, combines individual accountability with teamwork. Each fund is divided into portions that are managed independently by investment professionals with diverse backgrounds, ages and investment approaches. An extensive global research effort is the backbone of our system.

Superior long-term track record
Our equity funds have beaten their Lipper peer indexes in 90% of 10-year periods and 96% of 20-year periods. Our fixed-income funds have beaten their Lipper indexes in 58% of 10-year periods and 63% of 20-year periods.[2] Our fund management fees have been among the lowest in the industry.[3]

[1]	Portfolio manager experience as of December 31, 2012.
[2]	Based on Class A share results for rolling periods through December 31, 2012. Periods covered are the shorter of the fund’s lifetime or since the comparable Lipper index inception date.
[3]	Based on management fees for the 20-year period ended December 31, 2012, versus comparable Lipper categories, excluding funds of funds.

Printed on paper containing 10% post-consumer waste  Printed with inks containing soy and/or vegetable oil
Lit No. MFGEARX-965-0913P  Litho in USA WG/L/6376-S38370

ITEM 2 – Code of Ethics

The Registrant has adopted a Code of Ethics that applies to its Principal Executive Officer and Principal Financial Officer. The Registrant undertakes to provide to any person without charge, upon request, a copy of the Code of Ethics. Such request can be made to American Funds Service Company at 800/421-9225 or to the Secretary of the Registrant, 333 South Hope Street, Los Angeles, California 90071.

ITEM 3 – Audit Committee Financial Expert

The Registrant’s board has determined that Laurel B. Mitchell, a member of the Registrant’s audit committee, is an “audit committee financial expert” and "independent," as such terms are defined in this Item. This designation will not increase the designee’s duties, obligations or liability as compared to his or her duties, obligations and liability as a member of the audit committee and of the board, nor will it reduce the responsibility of the other audit committee members. There may be other individuals who, through education or experience, would qualify as "audit committee financial experts" if the board had designated them as such. Most importantly, the board believes each member of the audit committee contributes significantly to the effective oversight of the Registrant’s financial statements and condition.

ITEM 4 – Principal Accountant Fees and Services

Registrant:
a) Audit Fees:
2012	$53,000
2013	$54,000

b) Audit-Related Fees:
2012	None
2013	None

c) Tax Fees:
2012	$7,000
2013	$7,000
The tax fees consist of professional services relating to the preparation of the Registrant’s tax returns.

d) All Other Fees:
2012	None
2013	None

Adviser and affiliates (includes only fees for non-audit services billed to the adviser and affiliates for engagements that relate directly to the operations and financial reporting of the Registrant and were subject to the pre-approval policies described below):
a) Audit Fees:
Not Applicable

b) Audit-Related Fees:
2012	None
2013	None

c) Tax Fees:
2012	$7,000
2013	$24,000
The tax fees consist of consulting services relating to the Registrant’s investments.

d) All Other Fees:
2012	$2,000
2013	$2,000
The other fees consist of subscription services related to an accounting research tool.

All audit and permissible non-audit services that the Registrant’s audit committee considers compatible with maintaining the independent registered public accounting firm’s independence are required to be pre-approved by the committee. The pre-approval requirement will extend to all non-audit services provided to the Registrant, the investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant, if the engagement relates directly to the operations and financial reporting of the Registrant. The committee will not delegate its responsibility to pre-approve these services to the investment adviser. The committee may delegate to one or more committee members the authority to review and pre-approve audit and permissible non-audit services. Actions taken under any such delegation will be reported to the full committee at its next meeting. The pre-approval requirement is waived with respect to non-audit services if certain conditions are met. The pre-approval requirement was not waived for any of the non-audit services listed above provided to the Registrant, adviser and affiliates.

Aggregate non-audit fees paid to the Registrant’s auditors, including fees for all services billed to the Registrant, adviser and affiliates that provide ongoing services to the Registrant, were $16,000 for fiscal year 2012 and $33,000 for fiscal year 2013. The non-audit services represented by these amounts were brought to the attention of the committee and considered to be compatible with maintaining the auditors’ independence.

ITEM 5 – Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 – Schedule of Investments

American High-Income Municipal Bond Fund® Investmnet portfolio July 31, 2013

Bonds, notes & other debt instruments 93.67%
	Principal amount	Value
Alabama 0.14%	(000)	(000)

Industrial Dev. Board of the City of Phenix City, Environmental Improvement Rev. Ref. Bonds
(MeadWestvaco-Mead Coated Board Project), Series 2012-A, AMT, 4.125% 2035	$ 3,500	$ 2,765
Special Care Facs. Fncg. Auth. of the City of Pell City, Rev. Ref. Bonds (Noland Health Services, Inc.),
Series 2012-A, 5.00% 2039	1,100	1,041
		3,806
Arizona 3.19%

Health Facs. Auth., Rev. Ref. Bonds (Phoenix Children’s Hospital), Series 2013-A-1, 1.91% 2048 (put 2020)[1]	2,500	2,555
Certs. of Part., Series 2010-A, Assured Guaranty Municipal insured, 5.25% 2025	2,500	2,725
Estrella Mountain Ranch Community Facs. Dist. (City of Goodyear), Special Assessment Rev. Bonds
(Montecito Assessment Dist.), Series 2007, 5.70% 2027	450	416
Estrella Mountain Ranch Community Facs. Dist. (City of Goodyear), Special Assessment Rev. Bonds
(Montecito Assessment Dist.), Series 2007, 5.80% 2032	952	839
Health Facs. Auth., Health Care Facs. Rev. Ref. Bonds (Beatitudes Campus Project), Series 2006, 5.20% 2037[2]	2,000	1,683
Health Facs. Auth., Rev. Bonds (Banner Health), Series 2007-B, 0.994% 2037[1]	5,000	4,458
La Paz County, Industrial Dev. Senior Lien Rev. Bonds (Imperial Regional Detention Fac. Project),
Series 2013, 7.80% 2039	6,750	6,552
City of Phoenix Civic Improvement Corp., Airport Rev. Ref. Bonds, Series 2008-D, AMT, 5.00% 2020	2,000	2,197
Industrial Dev. Auth. of the City of Phoenix and the County of Pima, Single-family Mortgage Rev. Bonds,
Series 2006-3A, AMT, 5.25% 2038	840	867
Industrial Dev. of the City of Phoenix, Lease Rev. Bonds (Rowan University Project), Series 2012, 5.00% 2042	6,160	6,031
Industrial Dev. of the City of Phoenix, Lease Rev. Bonds (Rowan University Project), Series 2012, 5.25% 2034	5,000	5,056
Industrial Dev. Auth. of the County of Pima, Industrial Dev. Rev. Bonds
(Tucson Electric Power Co. Project), 4.00% 2029	3,390	3,022
Industrial Dev. Auth. of the County of Pima, Water and Wastewater Rev. Bonds
(Global Water Resources, LLC Project), Series 2007, AMT, 6.55% 2037	17,000	17,106
Industrial Dev. Auth. of the County of Pima, Water and Wastewater Rev. Bonds
(Global Water Resources, LLC Project), Series 2008, AMT, 7.50% 2038	10,000	10,432
Industrial Dev. Authorities of the County of Pima and the City of Tucson,
Joint Single-family Mortgage Rev. Ref. Bonds, Series 2007-A-1, AMT, 5.10% 2038	515	539
Quail Creek Community Facs. Dist. (Sahuarita), G.O. Bonds, Series 2006, 5.55% 2030	4,520	3,899
Town of Queen Creek, Improvement Dist. No. 001, Improvement Bonds, 5.00% 2032	3,000	3,034
School Facs. Board, State School Trust Rev. Ref. Bonds, Series 2007, AMBAC insured, 5.00% 2017	2,500	2,772
Industrial Dev. Auth. of the City of Scottsdale, Hospital Rev. Ref. Bonds (Scottsdale Healthcare),
Series 2006-C, Assured Guaranty Municipal insured, 5.00% 2035	1,250	1,262
State Lottery Rev. Bonds, Series 2010-A, Assured Guaranty Municipal insured, 5.00% 2026	1,000	1,070
Industrial Dev. Auth. of the City of Tempe, Rev. Ref. Bonds (Friendship Village of Tempe),
Series 2012-A, 6.25% 2042	1,000	1,007
Industrial Dev. Auth. of the City of Tempe, Rev. Ref. Bonds (Friendship Village of Tempe),
Series 2012-A, 6.25% 2046	3,200	3,206
University Medical Center Corp. (Tucson), Hospital Rev. Bonds, Series 2009, 6.50% 2039	1,000	1,078
Community Facs. Dist. No. 1 (Verrado), Improvement Area No. 1, Special Tax Ref. Bonds,
Series 2013-A, 5.00% 2021	500	514
Bonds, notes & other debt instruments
	Principal amount	Value
Arizona (continued)	(000)	(000)

Community Facs. Dist. No. 1 (Verrado), Improvement Area No. 1, Special Tax Ref. Bonds,
Series 2013-A, 5.00% 2022	$ 500	$ 504
Community Facs. Dist. No. 1 (Verrado), Improvement Area No. 1, Special Tax Ref. Bonds,
Series 2013-B, 5.00% 2023	500	495
Community Facs. Dist. No. 1 (Verrado), Improvement Area No. 1, Special Tax Ref. Bonds,
Series 2013-B, 5.70% 2029	770	759
Community Facs. Dist. No. 1 (Verrado), Improvement Area No. 1, Special Tax Ref. Bonds,
Series 2013-B, 6.00% 2033	700	694
Vistancia Community Facs. Dist. (Peoria), G.O. Bonds, Series 2006, 4.55% 2026	1,000	994
Westpark Community Facs. Dist., Dist. G.O. Bonds (Town of Buckeye), Series 2006, 5.25% 2031	725	620
Industrial Dev. Auth. of the County of Yavapai, Solid Waste Disposal Rev. Bonds
(Waste Management, Inc. Project), Series 2003-A-1, AMT, 4.90% 2028	2,200	2,135
		88,521
California 14.73%

City of Alhambra, Rev. Bonds (Atherton Baptist Homes Project), Series 2010-A, 7.50% 2030	2,615	2,720
City of Alhambra, Rev. Bonds (Atherton Baptist Homes Project), Series 2010-A, 7.625% 2040	2,295	2,371
Antelope Valley Healthcare Dist., Rev. Bonds, Series 2002-A, 5.25% 2017	1,000	999
City of Azusa, Community Facs. Dist. No. 2005-1 (Rosedale), Improvement Area No. 1, Special Tax Bonds,
Series 2007, 5.00% 2020	920	948
City of Azusa, Community Facs. Dist. No. 2005-1 (Rosedale), Improvement Area No. 1, Special Tax Bonds,
Series 2007, 5.00% 2037	4,510	3,986
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Insured Rev. Ref. Bonds
(Casa de las Campanas, Inc.), Series 2010, 6.00% 2037	500	536
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Insured Rev. Ref. Bonds (Channing House),
Series 2010, 6.00% 2030	1,000	1,063
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Insured Senior Living Rev. Ref. Bonds
(Odd Fellows Home of California), Series 2012-A, 5.00% 2032	2,250	2,224
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Bonds (San Diego Hospital Assn.),
Series 2003-C, 5.375% 2021	1,500	1,531
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Ref. Bonds
(Episcopal Senior Communities), Series 2011, 6.00% 2031	1,250	1,330
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Ref. Bonds
(Episcopal Senior Communities), Series 2012-A, 5.00% 2047	3,500	3,183
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Ref. Bonds
(Episcopal Senior Communities), Series 2012-C-1, 3.00% 2019	2,000	2,006
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Ref. Bonds
(Eskaton Properties Inc. Obligated Group), Series 2013, 5.00% 2035	2,500	2,376
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Ref. Bonds,
Series 2008-B-1, 1.16% 2045 (put 2024)[1]	1,500	1,505
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Ref. Bonds,
Series 2012-D-1, 0.984% 2045 (put 2017)[1]	4,000	4,003
Bonita Canyon Public Facs. Fncg. Auth., Community Facs. Dist. No. 98-1, Special Tax Bonds,
Series 2012, 4.25% 2023	1,000	988
Bonita Canyon Public Facs. Fncg. Auth., Community Facs. Dist. No. 98-1, Special Tax Bonds,
Series 2012, 5.00% 2028	1,000	1,009
City of Carlsbad, Reassessment Dist. No. 2012-1, Limited Obligation Ref. Bonds, 3.70% 2024	600	552
City of Carlsbad, Reassessment Dist. No. 2012-1, Limited Obligation Ref. Bonds, 3.80% 2025	650	594
City of Carlsbad, Reassessment Dist. No. 2012-1, Limited Obligation Ref. Bonds, 3.90% 2026	625	562
City of Carlsbad, Reassessment Dist. No. 2012-1, Limited Obligation Ref. Bonds, 4.00% 2027	650	583
City of Carlsbad, Reassessment Dist. No. 2012-1, Limited Obligation Ref. Bonds, 4.00% 2028	600	536
City of Carlsbad, Reassessment Dist. No. 2012-1, Limited Obligation Ref. Bonds, 4.125% 2029	1,205	1,083
Cathedral City Public Fncg. Auth., Tax Allocation Rev. Bonds
(Cathedral City 2006 Merged Redev. Project Area), Series 2007-C, 5.00% 2025	1,165	858
Bonds, notes & other debt instruments
	Principal amount	Value
California (continued)	(000)	(000)

Cerritos Community College Dist. (Los Angeles County), Election of 2004, G.O. Bonds,
Series 2012-D, 0% 2035	$1,000	$ 296
Cerritos Community College Dist. (Los Angeles County), Election of 2004, G.O. Bonds,
Series 2012-D, 0% 2036	1,200	334
Cerritos Public Fin. Auth., Rev. Bonds (Los Coyotes Redev. Project Loan),
Series A, AMBAC insured, 6.50% 2023	955	1,064
Cerritos Public Fin. Auth., Tax Allocation Rev. Bonds (Cerritos Redev. Projects),
Series 2002-A, AMBAC insured, 5.00% 2020	4,165	4,423
Cerritos Public Fin. Auth., Tax Allocation Rev. Bonds (Cerritos Redev. Projects),
Series 2002-A, AMBAC insured, 5.00% 2021	1,000	1,046
Cerritos Public Fncg. Auth., 2002 Tax Allocation Rev. Bonds (Cerritos Redev. Agcy.),
Series A, AMBAC insured, 5.00% 2022	2,000	2,073
Certs. of Part., Palomar Pomerado Health, 6.00% 2030	2,500	2,577
Certs. of Part., Palomar Pomerado Health, 6.00% 2041	2,290	2,320
Certs. of Part., Palomar Pomerado Health, 6.75% 2039	1,500	1,584
City of Chula Vista, Industrial Dev. Rev. Ref. Bonds (San Diego Gas & Electric Co.),
Series 2004-C, 5.875% 2034	1,100	1,223
Community Facs. Dist. No. 2002-1, City of Corona (Dos Lagos), Special Tax Bonds
(Improvement Area No. 1), Series 2007, 5.00% 2037	500	464
Community Facs. Dist. No. 2002-1, City of Corona (Dos Lagos), Special Tax Bonds, Series 2005-A, 4.90% 2025	1,155	1,144
Educational Facs. Auth., Rev. Bonds (University of San Francisco), Series 2011, 6.125% 2036	1,000	1,118
County of El Dorado, Community Facs. Dist. No. 1992-1 (El Dorado Hills Dev.),
2012 Special Tax Rev. Ref. Bonds, 4.00% 2029	2,140	1,899
County of El Dorado, Community Facs. Dist. No. 1992-1 (El Dorado Hills Dev.),
2012 Special Tax Rev. Ref. Bonds, 4.00% 2031	700	607
Community Facs. Dist. No. 1, Elk Grove Unified School Dist. (Sacramento County),
2012 Special Tax Ref. Bonds, 4.00% 2033	7,500	6,125
Community Facs. Dist. No. 1, Elk Grove Unified School Dist. (Sacramento County), Special Tax Ref. Bonds,
Series 2012, Assured Guaranty Municipal insured, 3.375% 2030	2,500	1,988
City of Fullerton Public Fin. Auth., Tax Allocation Rev. Bonds, Series 2005, AMBAC insured, 5.00% 2024	4,545	4,690
Various Purpose G.O. Bonds, 5.00% 2041	1,000	1,015
Various Purpose G.O. Ref. Bonds, 5.00% 2038	2,000	2,042
Veterans G.O. Bonds, Series CD, AMT, 4.60% 2032	9,750	9,090
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-backed Bonds,
Series 2007-A-1, 5.125% 2047	3,500	2,499
Health Facs. Fncg. Auth., Rev. Bonds (Episcopal Home), Series 2002-B, 6.00% 2032 (preref. 2020)	1,000	1,239
City of Irvine, Limited Obligation Improvement Bonds, Reassessment Dist. No. 11-1, 4.875% 2025	1,025	1,043
City of Irvine, Limited Obligation Improvement Bonds, Reassessment Dist. No. 11-1, 5.00% 2026	1,075	1,097
City of Irvine, Limited Obligation Improvement Bonds, Reassessment Dist. No. 13-1, 3.35% 2022	1,175	1,122
City of Irvine, Limited Obligation Improvement Bonds, Reassessment Dist. No. 13-1, 5.00% 2020	450	503
Irvine Public Facs. and Infrastructure Auth., Assessment Rev. Bonds, Series 2012-A, 4.50% 2025	650	634
City of La Verne, Rev. Certs. of Part. (Brethren Hillcrest Homes), Series 2003-A, ACA insured, 5.60% 2033	1,750	1,643
City of La Verne, Rev. Certs. of Part. (Brethren Hillcrest Homes), Series 2003-B, 6.625% 2025	2,075	2,097
Lee Lake Public Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2013-A, 5.125% 2035	1,000	989
Lee Lake Public Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2013-A, 5.25% 2026	2,000	2,086
Lee Lake Public Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2013-B, 5.375% 2035	1,000	970
Lee Lake Water Dist., Community Facs. Dist. No. 1 (Sycamore Creek), Special Tax Bonds,
Series 2003, 6.00% 2033	1,000	1,025
City of Long Beach, Harbor Rev. Ref. Bonds, Series 1998-A, AMT, FGIC-National insured, 6.00% 2019	2,000	2,400
Long Beach Community College Dist. (Los Angeles County), G.O. Bonds, 2008 Election,
Series 2012-B, 0% 2034	1,250	385
M-S-R Energy Auth., Gas Rev. Bonds, Series 2009-B, 6.50% 2039	5,900	6,818
City of Moorpark, Community Facs. Dist. No 2004-1, Special Tax Bonds (Moorpark Highlands),
Series 2006, 5.25% 2026	650	646
Bonds, notes & other debt instruments
	Principal amount	Value
California (continued)	(000)	(000)

City of Moorpark, Community Facs. Dist. No 2004-1, Special Tax Bonds (Moorpark Highlands),
Series 2006, 5.30% 2038	$ 1,820	$ 1,705
Community Facs. Dist. No. 2004-6, Moreno Valley Unified School Dist., Special Tax Bonds,
Series 2005, 5.20% 2036	2,850	2,764
Community Redev. Agcy. of the City of Moreno Valley, Tax Allocation Bonds,
Series 2007-A, AMBAC insured, 5.00% 2038	6,270	5,823
Morongo Band of Mission Indians, Enterprise Rev. Ref. Bonds, Series 2008-B, 5.50% 2018	3,025	3,199
Morongo Band of Mission Indians, Enterprise Rev. Ref. Bonds, Series 2008-B, 6.50% 2028	9,750	10,629
Municipal Fin. Auth., Certs. of Part. (Community Hospitals of Central California Obligated Group), 5.00% 2020	1,500	1,644
Municipal Fin. Auth., Certs. of Part. (Community Hospitals of Central California Obligated Group), 5.00% 2021	1,500	1,613
Municipal Fin. Auth., Certs. of Part. (Community Hospitals of Central California Obligated Group), 5.25% 2037	2,000	1,996
Municipal Fin. Auth., Charter School Rev. Bonds (Partnerships to Uplift Communities Project),
Series 2012-A, 5.25% 2042	850	765
Municipal Fin. Auth., Charter School Rev. Bonds (Partnerships to Uplift Communities Project),
Series 2012-A, 5.30% 2047	520	465
Municipal Fin. Auth., Education Rev. Ref. Bonds (American Heritage Education Foundation Project),
Series 2006-A, 5.25% 2026	500	448
Municipal Fin. Auth., Education Rev. Ref. Bonds (American Heritage Education Foundation Project),
Series 2006-A, 5.25% 2036	2,100	1,721
Municipal Fin. Auth., Educational Fac. Rev. Bonds (High Tech High Projects, Chula Vista),
Series 2008-B, 6.00% 2028[2]	845	836
Municipal Fin. Auth., Educational Fac. Rev. Bonds (High Tech High Projects, Chula Vista),
Series 2008-B, 6.125% 2038[2]	750	725
Municipal Fin. Auth., Educational Fac. Rev. Bonds (High Tech High Projects, Chula Vista),
Series 2008-B, 6.125% 2048[2]	1,000	951
Municipal Fin. Auth., Rev. Bonds (Biola University), Series 2013, 5.00% 2038	850	820
Municipal Fin. Auth., Rev. Ref. Bonds (Biola University), Series 2008-A, 5.80% 2028	500	518
Municipal Fin. Auth., Rev. Ref. Bonds (Biola University), Series 2008-A, 5.875% 2034	1,500	1,524
Municipal Fin. Auth., Rev. Bonds (Harbor Regional Center Project), Series 2009, 8.00% 2029	1,420	1,656
Municipal Fin. Auth., Rev. Bonds (Harbor Regional Center Project), Series 2009, 8.50% 2039	2,000	2,356
Municipal Fin. Auth., Rev. Bonds (University of La Verne), Series 2010-A, 6.25% 2040	1,000	1,043
Municipal Fin. Auth., Rev. Bonds (University Students’ Cooperative Assn.), Series 2007, 4.75% 2027	1,600	1,541
Municipal Fin. Auth., Rev. Bonds (University Students’ Cooperative Assn.), Series 2007, 5.00% 2037	1,000	923
Municipal Fin. Auth., Rev. Ref. Bonds (Azusa Pacific University Project), Series 2011-B, 8.00% 2041[2]	7,500	8,361
Murrieta Public Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2012, 4.00% 2034	2,965	2,435
Murrieta Public Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2012, 5.00% 2031	800	782
Newport-Mesa Unified School Dist. (County of Orange), G.O. Bonds, Election of 2005, Series 2011, 0% 2038	4,000	1,079
City of Norco, Community Facs. Dist. No. 2001-1 (Norco Ridge Ranch), Special Tax Ref. Bonds, Issue of 2006,
AMBAC insured, 4.875% 2033	7,000	6,259
Port of Oakland, Rev. Ref. Bonds, Series 2011-O, AMT, 5.00% 2029	2,000	2,006
Port of Oakland, Rev. Ref. Bonds, Series 2012-P, AMT, 5.00% 2025	2,000	2,107
Port of Oakland, Rev. Ref. Bonds, Series 2012-P, AMT, 5.00% 2026	2,000	2,074
Community Facs. Dist. No. 3 (Seabridge at Mandalay Bay) of the City of Oxnard, Special Tax Bonds,
Series 2005, 5.00% 2035	1,550	1,527
Community Facs. Dist. No. 3 (Seabridge at Mandalay Bay) of the City of Oxnard, Special Tax Bonds,
Series 2005, 5.125% 2025	2,510	2,524
City of Palm Desert, Section 29 Assessment Dist. (No. 2004-02), Limited Obligation Improvement Bonds,
Series 2007, 5.05% 2027	2,000	1,722
City of Pasadena, Certs. of Part. (Conference Center Project, Capital Appreciation Certificates),
Series 2006-A, AMBAC insured, 0% 2020	4,815	3,961
City of Pasadena, Certs. of Part. (Conference Center Project, Capital Appreciation Certificates),
Series 2006-A, AMBAC insured, 0% 2021	4,145	3,211
Perris Union High School Dist., Fncg. Auth., Rev. Bonds, Series 2011, 6.125% 2041	1,000	1,013
Pollution Control Fncg. Auth., Water Furnishing Rev. Bonds (Poseidon Resources
(Channelside) LP Desalination Project), Series 2012 Plant Bonds, AMT, 5.00% 2045	11,000	9,219
Bonds, notes & other debt instruments
	Principal amount	Value
California (continued)	(000)	(000)

Poway Unified School Dist., Public Fncg. Auth., Special Tax Rev. Bonds, Series 2013, 5.00% 2030	$ 620	$ 609
Poway Unified School Dist., Public Fncg. Auth., Special Tax Rev. Bonds, Series 2013, 5.00% 2032	810	786
Poway Unified School Dist., Public Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2011, 5.25% 2029	2,300	2,367
Poway Unified School Dist., Public Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2011, 5.50% 2033	1,500	1,536
Public Works Board, Lease Rev. Bonds (Trustees of the California State University,
J. Paul Leonard & Sutro Library), Series 2009-J, 6.00% 2034	1,500	1,709
Public Works Board, Lease Rev. Bonds (Trustees of the California State University,
Various California State University Projects), Series 2011-B, 5.00% 2031	1,200	1,222
Public Works Board, Lease Rev. Bonds (Various Capital Projects), Series 2009-I-1, 6.125% 2029	6,000	6,945
Public Works Board, Lease Rev. Bonds (Various Capital Projects), Series 2012-A, 5.00% 2033	1,500	1,514
Public Works Board, Lease Rev. Bonds (Various Capital Projects), Series 2012-A, 5.00% 2037	2,500	2,490
Regional Airports Improvement Corp., Facs. Lease Rev. Ref. Bonds
(LAXFUEL Corp., Los Angeles International Airport), Issue of 2012, AMT, 5.00% 2032	2,000	1,953
Community Facs. Dist. No. 15 (Mission Ranch) of Riverside Unified School Dist., Special Tax Bonds
(Improvement Area No. 2), Series 2005-A, 5.25% 2035	1,200	1,175
Riverside County Transportation Commission, Toll Rev. Bonds, Series 2013-A, 5.75% 2048	1,000	986
Sacramento County Water Fncg. Auth., Rev. Ref. Bonds (Sacramento County Water Agcy. Zones 40 and 41
2007 Water System Project), Series 2007-B, FGIC-National insured, 0.734% 2034[1]	5,000	4,324
County of San Bernardino, Certs. of Part. (Arrowhead Ref. Project), Series 2009-A, 5.00% 2022	1,000	1,083
County of San Bernardino, Certs. of Part. (Arrowhead Ref. Project), Series 2009-A, 5.125% 2024	3,000	3,202
San Bernardino Joint Powers Fncg. Auth., 2002 Tax Allocation Ref. Bonds, 6.00% 2018	195	197
San Bernardino Joint Powers Fncg. Auth., 2002 Tax Allocation Ref. Bonds, 6.625% 2026	1,000	1,002
City of San Buenaventura, Rev. Bonds (Community Memorial Health System), Series 2011, 7.50% 2041	12,750	14,340
San Diego County Regional Airport Auth., Airport Rev. Bonds, Series 2013-B, AMT, 5.00% 2024	1,000	1,096
Airport Commission, City and County of San Francisco, San Francisco International Airport,
Second Series Rev. Bonds, Series 2009-E, 5.25% 2032	3,500	3,739
Airport Commission, City and County of San Francisco, San Francisco International Airport,
Second Series Rev. Ref. Bonds, Series 2009-A, 4.90% 2029	3,000	3,107
City and County of San Francisco Redev. Fin. Auth., Tax Allocation Rev. Bonds
(Mission Bay North Redev. Project), Series 2009-C, 6.50% 2039	1,450	1,592
City and County of San Francisco Redev. Fin. Auth., Tax Allocation Rev. Bonds
(Mission Bay North Redev. Project), Series 2011-C, 6.75% 2041	1,775	1,978
City and County of San Francisco Redev. Fin. Auth., Tax Allocation Rev. Bonds
(Mission Bay South Redev. Project), Series 2009-D, 6.625% 2039	2,500	2,666
City and County of San Francisco Redev. Fin. Auth., Tax Allocation Rev. Bonds
(Mission Bay South Redev. Project), Series 2011-D, 7.00% 2041	2,000	2,141
City and County of San Francisco, Certs. of Part. (Multiple Capital Improvement Projects),
Series 2009-A, 5.00% 2025	2,500	2,687
Redev. Agcy. of the City and County of San Francisco, Community Facs. Dist. No. 6, Special Tax Bonds
(Mission Bay South Public Improvements), Series 2013-B, 3.00% 2020	400	383
Redev. Agcy. of the City and County of San Francisco, Community Facs. Dist. No. 6, Special Tax Bonds
(Mission Bay South Public Improvements), Series 2013-C, 0% 2043	5,000	707
Redev. Agcy. of the City and County of San Francisco, Community Facs. Dist. No. 6, Special Tax Ref. Bonds
(Mission Bay South Public Improvements), Series 2013-A, 5.00% 2027	500	504
Redev. Agcy. of the City and County of San Francisco, Community Facs. Dist. No. 6, Special Tax Ref. Bonds
(Mission Bay South Public Improvements), Series 2013-A, 5.00% 2029	1,300	1,308
Redev. Agcy. of the City and County of San Francisco, Community Facs. Dist. No. 6, Special Tax Ref. Bonds
(Mission Bay South Public Improvements), Series 2013-A, 5.00% 2031	1,140	1,137
Redev. Agcy. of the City and County of San Francisco, Community Facs. Dist. No. 6, Special Tax Ref. Bonds
(Mission Bay South Public Improvements), Series 2013-A, 5.00% 2033	250	246
City of San Jose, Airport Rev. Ref. Bonds, Series 2011-A-1, AMT, 5.75% 2034	6,925	7,222
City of San Jose, Airport Rev. Ref. Bonds, Series 2011-A-1, AMT, 6.25% 2034	1,750	1,919
Redev. Agcy. of the City of San Jose, Housing Set-Aside Tax Allocation Bonds (Merged Area Redev. Project),
Series 2010-A-1, 5.00% 2022	1,600	1,642
Bonds, notes & other debt instruments
	Principal amount	Value
California (continued)	(000)	(000)

Redev. Agcy. of the City of San Jose, Housing Set-Aside Tax Allocation Bonds (Merged Area Redev. Project),
Series 2010-A-1, 5.50% 2035	$1,000	$1,020
Redev. Agcy. of the City of San Jose, Tax Allocation Bonds (Merged Area Redev. Project),
Series 2003, FGIC-National insured, 4.90% 2033	2,340	2,118
Redev. Agcy. of the City of San Jose, Tax Allocation Ref. Bonds (Merged Area Redev. Project),
Series 2006-C, National insured, 3.75% 2028	11,175	9,125
San Mateo County Community College Dist. (County of San Mateo), Election of 2005 G.O. Bonds
(Capital Appreciation Bonds), Series 2006-B, National insured, 0% 2035	5,000	1,651
Community Redev. Agcy. of the City of Santa Ana, Tax Allocation Bonds, Series 2011-A, 6.25% 2024	1,500	1,711
Community Redev. Agcy. of the City of Santa Ana, Tax Allocation Bonds, Series 2011-A, 6.75% 2028	810	928
Redev. Agcy. of the City of Santa Clara, 2011 Tax Allocation Bonds (Bayshore North Project), 0% 2024	6,070	3,204
Redev. Agcy. of the City of Santa Clara, 2011 Tax Allocation Bonds (Bayshore North Project), 0% 2025	6,000	2,883
Santa Clara County, Mountain View Shoreline Regional Park Community, Rev. Bonds,
Series 2011-A, 5.75% 2040	3,000	3,087
Community Facs. Dist. No. 99-1 (Talega), Santa Margarita Water Dist., Special Tax Ref. Bonds,
Series 2011-A, 5.00% 2026	1,000	1,006
Community Facs. Dist. No. 99-1 (Talega), Santa Margarita Water Dist., Special Tax Ref. Bonds,
Series 2011-A, 5.00% 2027	500	501
Community Facs. Dist. No. 99-1 (Talega), Santa Margarita Water Dist., Special Tax Ref. Bonds,
Series 2011-B, 5.875% 2038	650	670
Redev. Agcy. of the City of Santa Monica, 2011 Tax Allocation Bonds
(Earthquake Recovery Redev. Project), 5.00% 2042	1,125	1,144
Santa Rosa Rancheria Tachi Yokut Tribe, Enterprise Rev. Bonds, Series 2006, 4.875% 2016[2]	3,290	3,350
Santa Rosa Rancheria Tachi Yokut Tribe, Enterprise Rev. Bonds, Series 2006, 5.00% 2020[2]	6,700	6,721
Community Facs. Dist. No. 2 (Santaluz), Improvement Area No. 1, Special Tax Ref. Bonds,
Series 2011-A, 5.10% 2030	930	940
Southern California Logistics Airport Auth., Tax Allocation Parity Bonds
(Southern California Logistics Airport Project), Series 2005-A, RADIAN insured, 4.50% 2030	120	85
Southern California Public Power Auth., Gas Project Rev. Bonds (Project No. 1), Series 2007-A, 5.00% 2028	2,500	2,511
Statewide Communities Dev. Auth., Certs. of Part. (Internext Group), 5.375% 2017	565	567
Statewide Communities Dev. Auth., Rev. Bonds (Front Porch Communities and Services Project),
Series 2007-A, 5.125% 2037[2]	5,250	4,863
Statewide Communities Dev. Auth., Rev. Bonds (Childrens Hospital Los Angeles), Series 2007, 5.00% 2047	4,000	3,735
Statewide Communities Dev. Auth., Rev. Bonds (Inland Regional Center Project), Series 2007, 5.25% 2027	3,000	3,103
Statewide Communities Dev. Auth., Rev. Bonds (Inland Regional Center Project), Series 2007, 5.375% 2037	1,000	1,010
Statewide Communities Dev. Auth., Rev. Bonds (Kaiser Permanente), Series 2012-A, 5.00% 2042	3,000	2,979
Statewide Communities Dev. Auth., Rev. Bonds (Lancer Plaza Project), Series 2013, 5.875% 2043	940	826
Statewide Communities Dev. Auth., Rev. Bonds (Sutter Health), Series 2011-A, 6.00% 2042	1,500	1,687
Statewide Communities Dev. Auth., Rev. Bonds (Terraces at San Joaquin Gardens Project),
Series 2012-A, 5.625% 2032	1,000	982
Statewide Communities Dev. Auth., Rev. Bonds (Terraces at San Joaquin Gardens Project),
Series 2012-B-2, 4.00% 2018	1,000	977
Statewide Communities Dev. Auth., Rev. Ref. Bonds (American Baptist Homes of the West),
Series 2010, 6.00% 2029	2,000	2,086
Statewide Communities Dev. Auth., Rev. Ref. Bonds (American Baptist Homes of the West),
Series 2010, 6.25% 2039	2,500	2,584
Statewide Communities Dev. Auth., Rev. Ref. Bonds (Catholic Healthcare West), Series 2008-B, 5.50% 2030	980	1,064
Statewide Communities Dev. Auth., Rev. Ref. Bonds (Catholic Healthcare West), Series 2008-D, 5.50% 2031	1,675	1,777
Statewide Communities Dev. Auth., Senior Living Rev. Ref. Bonds (Southern California Presbyterian Homes),
Series 2006-A, 4.875% 2036	1,500	1,301
Statewide Communities Dev. Auth., Senior Living Rev. Ref. Bonds (Southern California Presbyterian Homes),
Series 2009, 7.00% 2029	1,500	1,645
Statewide Communities Dev. Auth., Senior Living Rev. Ref. Bonds (Southern California Presbyterian Homes),
Series 2009, 7.25% 2041	4,500	4,905
Bonds, notes & other debt instruments
	Principal amount	Value
California (continued)	(000)	(000)

Statewide Communities Dev. Auth., Student Housing Rev. Bonds
(CHF-Irvine, LLC-UCI East Campus Apartments, Phase II), Series 2008, 6.00% 2040	$ 2,250	$ 2,310
Statewide Communities Dev. Auth., Student Housing Rev. Ref. Bonds
(CHF-Irvine, LLC-UCI East Campus Apartments, Phase I), Series 2011, 5.125% 2031	2,000	2,025
Statewide Communities Dev. Auth., Student Housing Rev. Ref. Bonds
(CHF-Irvine, LLC-UCI East Campus Apartments, Phase I), Series 2011, 5.375% 2038	1,000	1,014
Statewide Communities Dev. Auth., Student Housing Rev. Ref. Bonds
(CHF-Irvine, LLC-UCI East Campus Apartments, Phase II), Series 2006, 5.00% 2019	2,830	2,999
Stockton Public Fncg. Auth., Rev. Bonds (Redev. Projects), Series 2006-A, RADIAN insured, 5.00% 2020	2,640	2,286
Stockton Public Fncg. Auth., Rev. Bonds (Redev. Projects), Series 2006-A, RADIAN insured, 5.25% 2031	115	84
Stockton Public Fncg. Auth., Rev. Bonds (Redev. Projects), Series 2006-A, RADIAN insured, 5.25% 2034	440	310
City of Thousand Oaks Community Facs. Dist. No. 1994-1, Special Tax Ref. Bonds
(Marketplace Public Pedestrian, Traffic Circulation and Parking Facs.), Series 2012, 5.00% 2022	1,035	1,030
City of Thousand Oaks Community Facs. Dist. No. 1994-1, Special Tax Ref. Bonds
(Marketplace Public Pedestrian, Traffic Circulation and Parking Facs.), Series 2012, 5.375% 2031	1,750	1,690
Tobacco Securitization Auth. of Southern California, Tobacco Settlement Asset-backed Rev. Ref. Bonds
(San Diego County Tobacco Asset Securitization Corp.), Series 2006-A, 5.00% 2037	2,000	1,572
Tobacco Securitization Auth. of Southern California, Tobacco Settlement Asset-backed Rev. Ref. Bonds
(San Diego County Tobacco Asset Securitization Corp.), Series 2006-A, 5.125% 2046	13,935	10,620
Tuolumne Wind Project Auth., Rev. Bonds (Tuolumne Co. Project), Series 2009-A, 5.625% 2029	3,100	3,435
City of Turlock, Health Fac. Rev. Certs. of Part. (Emanuel Medical Center, Inc.), Series 2004-A, 5.375% 2034	2,500	2,591
Turlock Irrigation Dist., Rev. Ref. Bonds, Series 2011, 5.50% 2041	2,500	2,605
Tustin Community Redev. Agcy., Tax Allocation Bonds (MCAS-Tustin Redev. Project Area),
Series 2010, 5.00% 2024	1,165	1,231
Tustin Community Redev. Agcy., Tax Allocation Bonds (MCAS-Tustin Redev. Project Area),
Series 2010, 5.00% 2028	700	710
Tustin Community Redev. Agcy., Tax Allocation Bonds (MCAS-Tustin Redev. Project Area),
Series 2010, 5.00% 2035	1,000	960
Tustin Community Redev. Agcy., Tax Allocation Bonds (MCAS-Tustin Redev. Project Area),
Series 2010, 5.00% 2040	450	429
Washington Township Health Care Dist., Rev. Ref. Bonds, Series 2007-A, 5.00% 2032	2,250	2,156
Washington Township Health Care Dist., Rev. Ref. Bonds, Series 2007-A, 5.00% 2037	140	137
West Hollywood Community Dev. Commission, Tax Allocation Bonds (East Side Redev. Project),
Series 2011-A, 7.50% 2042	1,950	2,205
		408,468
Colorado 4.61%

Baptist Road Rural Transportation Auth. (Town of Monument and Unincorporated El Paso County),
Sales and Use Tax Rev. Bonds, Series 2007, 4.80% 2017	1,015	952
Baptist Road Rural Transportation Auth. (Town of Monument and Unincorporated El Paso County),
Sales and Use Tax Rev. Bonds, Series 2007, 4.95% 2022	3,240	2,639
Baptist Road Rural Transportation Auth. (Town of Monument and Unincorporated El Paso County),
Sales and Use Tax Rev. Bonds, Series 2007, 5.00% 2026	1,980	1,485
Compark Business Campus Metropolitan Dist., Douglas County, G.O. Ref. and Improvement Bonds,
Series 2007-A, RADIAN insured, 5.60% 2034	3,610	3,122
Cross Creek Metropolitan Dist. No. 2 (City of Aurora), Limited Tax G.O. Ref. Bonds, Series 2006, 5.00% 2037[1]	2,000	1,482
City and County of Denver, Airport System Rev. Ref. Bonds, Series 2012-A, AMT, 5.00% 2024	1,000	1,068
City and County of Denver, Dept. of Aviation, Special Facs. Airport Rev. Ref. Bonds (United Air Lines Project),
Series 2007-A, AMT, 5.25% 2032	18,000	16,803
City and County of Denver, Dept. of Aviation, Special Facs. Airport Rev. Ref. Bonds (United Air Lines Project),
Series 2007-A, AMT, 5.75% 2032	2,905	2,868
Denver Health and Hospital Auth., Healthcare Rev. Ref. Bonds, Series 2007-B, 1.284% 2033[1]	4,740	4,199
Denver Urban Renewal Auth., Stapleton Tax Increment Rev. Bonds, Series 2013-A-1, 5.00% 2024	2,000	2,182
E-470 Public Highway Auth., Rev. Ref. Bonds (Capital Appreciation Bonds),
Series 2006-B, National insured, 0% 2035	1,585	429
Bonds, notes & other debt instruments
	Principal amount	Value
Colorado (continued)	(000)	(000)

E-470 Public Highway Auth., Rev. Ref. Bonds (Capital Appreciation Bonds),
Series 2006-B, National insured, 0% 2037	$10,125	$ 2,404
Educational and Cultural Facs. Auth., Student Housing Rev. Ref. Bonds (Campus Village Apartments Project),
Series 2008, 5.375% 2028	1,000	1,057
Educational and Cultural Facs. Auth., Student Housing Rev. Ref. Bonds (Campus Village Apartments Project),
Series 2008, 5.50% 2038	1,000	1,046
Health Facs. Auth., Health Facs. Rev. Ref. Bonds (Evangelical Lutheran Good Samaritan Society Project),
Series 2006, 5.25% 2024	3,880	4,134
Health Facs. Auth., Health Facs. Rev. Ref. Bonds (Evangelical Lutheran Good Samaritan Society Project),
Series 2012, 5.00% 2042	7,745	7,318
Health Facs. Auth., Rev. Bonds (Covenant Retirement Communities, Inc.), Series 2005, 5.00% 2014	1,320	1,383
Health Facs. Auth., Rev. Bonds (Covenant Retirement Communities, Inc.), Series 2005, 5.00% 2017	1,485	1,568
Health Facs. Auth., Rev. Bonds (Covenant Retirement Communities, Inc.), Series 2005, 5.00% 2018	2,095	2,189
Health Facs. Auth., Rev. Bonds (Covenant Retirement Communities, Inc.), Series 2005, 5.00% 2035	14,500	13,065
Health Facs. Auth., Rev. Ref. Bonds (Covenant Retirement Communities, Inc.), Series 2012-A, 5.00% 2033	2,000	1,843
Health Facs. Auth., Rev. Ref. Bonds (Covenant Retirement Communities, Inc.), Series 2013-A, 5.75% 2036	1,000	985
Health Facs. Auth., Rev. Bonds (Senior Residences Project), Series 2012, 7.00% 2042	2,500	2,500
Health Facs. Auth., Rev. Bonds (Senior Residences Project), Series 2012, 7.125% 2047	4,000	4,013
Health Facs. Auth., Rev. Bonds (Total Longterm Care National Obligated Group Project),
Series 2011, 6.00% 2040	1,250	1,282
Health Facs. Auth., Rev. Ref. Bonds (Total Longterm Care National Obligated Group Project),
Series 2010-A, 6.00% 2030	350	366
Health Facs. Auth., Rev. Ref. Bonds (Total Longterm Care National Obligated Group Project),
Series 2010-A, 6.25% 2040	975	1,010
City of Lakewood, Plaza Metropolitan Dist. No. 1, Public Improvement Fee/
Tax Increment Supported Rev. Bonds, Series 2003, 8.00% 2025 (preref. 2014)	5,500	5,908
City of Lakewood, Plaza Metropolitan Dist. No. 1, Rev. Ref. Bonds, Series 2013, 5.00% 2020	1,500	1,578
North Range Metropolitan Dist. No. 1 (Adams County), Limited Tax G.O. Ref. Bonds,
Series 2007, ACA insured, 5.00% 2021	1,500	1,517
Prairie Center Metropolitan Dist. No. 3 (City of Brighton, Adams County),
Limited Property Tax Supported Primary Improvements Rev. Bonds, Series 2006-A, 5.40% 2031	4,200	3,721
Public Auth. for Colorado Energy, Natural Gas Purchase Rev. Bonds, Series 2008, 6.25% 2028	2,000	2,247
Regional Transportation Dist., Private Activity Bonds (Denver Transit Partners Eagle P3 Project),
Series 2010, 6.00% 2034	1,700	1,817
Regional Transportation Dist., Private Activity Bonds (Denver Transit Partners Eagle P3 Project),
Series 2010, 6.00% 2041	14,800	15,884
Southlands Metropolitan Dist. No. 1 (City of Aurora), G.O. Ref. and Improvement Bonds,
Series 2007, RADIAN insured, 5.25% 2034	430	374
Tallgrass Metropolitan Dist., Arapahoe County, G.O. (Limited Tax Convertible to Unlimited Tax)
Ref. and Improvement Bonds, Series 2007, 5.25% 2037	3,250	2,831
Tallyn’s Reach Metropolitan Dist. No. 3 (City of Aurora), Limited Tax G.O. Bonds
(Convertible to Unlimited Tax), Series 2007, 5.20% 2036	3,225	2,983
Tallyn’s Reach Metropolitan Dist. No. 3 in the City of Aurora, Limited Tax G.O. Ref. and Improvement Bonds,
Series 2013, 5.00% 2033	505	450
Tallyn’s Reach Metropolitan Dist. No. 3 in the City of Aurora, Limited Tax G.O. Ref. and Improvement Bonds,
Series 2013, 5.125% 2038	1,035	911
Traditions Metropolitan Dist. No. 2 (City of Aurora), G.O. (Limited Tax Convertible to Unlimited Tax) Bonds,
Series 2006, 5.75% 2036	1,190	1,030
Vista Ridge Metropolitan Dist. (Weld County), Limited Tax G.O. Improvement and Ref. Bonds,
Series 2006-A, RADIAN insured, 5.00% 2029	25	22
Vista Ridge Metropolitan Dist. (Weld County), Limited Tax G.O. Improvement and Ref. Bonds,
Series 2006-A, RADIAN insured, 5.00% 2036	1,980	1,669
Vista Ridge Metropolitan Dist. (Weld County), Limited Tax G.O. Ref. Bonds, Series 2006-B, 0%/9.50% 2040[3]	2,220	1,351
		127,685
Bonds, notes & other debt instruments
	Principal amount	Value
Connecticut 0.79%	(000)	(000)

Town of Hamden, Rev. Bonds (Whitney Center Project), Series 2009-A, 7.625% 2030	$1,250	$ 1,302
Town of Hamden, Rev. Bonds (Whitney Center Project), Series 2009-A, 7.75% 2043	4,500	4,632
Town of Hamden, Rev. Bonds (Whitney Center Project), Series 2009-B, 6.125% 2014	360	360
Mohegan Tribe of Indians, Gaming Auth. Priority Distribution Payment, Public Improvement Bonds,
Series 2003, 5.125% 2023	3,350	3,247
Mohegan Tribe of Indians, Gaming Auth. Priority Distribution Payment, Public Improvement Bonds,
Series 2003, 5.25% 2033	4,000	3,629
Mohegan Tribe of Indians, Gaming Auth. Priority Distribution Payment, Public Improvement Rev. Ref.
Bonds, Series 2001, 6.00% 2016	3,870	3,873
Mohegan Tribe of Indians, Gaming Auth. Priority Distribution Payment, Public Improvement Rev. Ref. Bonds,
Series 2001, 6.25% 2021	3,000	3,002
Mohegan Tribe of Indians, Gaming Auth. Priority Distribution Payment, Public Improvement Rev. Ref. Bonds,
Series 2001, 6.25% 2031	2,000	2,000
		22,045
Delaware 0.02%

Housing Auth., Single-family Mortgage Rev. Ref. Bonds, Series 2009-A-1, 5.45% 2040	605	624
District of Columbia 0.42%

Dist. of Columbia, Rev. Ref. Bonds (Catholic University of America Issue),
Series 2007, National insured, 5.00% 2029	1,000	1,022
Dulles Toll Road, Rev. Bonds (Dulles Metrorail and Capital Improvement Projects),
Convertible Capital Appreciation Bonds, Series 2010-B, 0%/6.50% 2044[3]	5,000	3,876
Metropolitan Washington Airports Auth., Airport System Rev. Ref. Bonds, Series 2012-A, AMT, 5.00% 2023	5,000	5,540
Dist. of Columbia, Tax Increment Rev. Bonds (City Market at O Street Project), Series 2011, 5.125% 2041	1,175	1,162
		11,600
Florida 8.44%

Alachua County Health Facs. Auth., Continuing Care Retirement Community Rev. Ref. Bonds
(Oak Hammock at the University of Florida, Inc. Project), Series 2012-A, 8.00% 2032	500	569
Alachua County Health Facs. Auth., Continuing Care Retirement Community Rev. Ref. Bonds
(Oak Hammock at the University of Florida, Inc. Project), Series 2012-A, 8.00% 2042	2,000	2,245
Alachua County Health Facs. Auth., Continuing Care Retirement Community Rev. Ref. Bonds
(Oak Hammock at the University of Florida, Inc. Project), Series 2012-A, 8.00% 2046	1,500	1,674
Alachua County Health Facs. Auth., Health Facs. Rev. Ref. Bonds (Shands HealthCare Project),
Series 2008-D-2, 6.75% 2030	900	976
Alachua County, Industrial Dev. Rev. Ref. Bonds (North Florida Retirement Village, Inc. Project),
Series 2007-A, 5.75% 2026	1,000	908
City of Atlantic Beach, Health Care Facs. Rev. Ref. Bonds (Fleet Landing Project), Series 2013-A, 5.00% 2028	700	698
Bartram Park Community Dev. Dist. (Jacksonville), Special Assessment Bonds, Series 2005, 4.875% 2015	500	499
Bartram Park Community Dev. Dist. (Jacksonville), Special Assessment Bonds, Series 2005, 5.30% 2035	1,715	1,606
Broward County, Airport System Rev. Ref. Bonds, Series 2012-P-1, AMT, 5.00% 2023	4,000	4,355
Championsgate Community Dev. Dist., Capital Improvement Rev. Bonds, Series 1998-A, 6.25% 2020	2,225	2,078
Citizens Property Insurance Corp., High-Risk Account Secured Bonds, Series 2009-A-1, 6.00% 2017	5,000	5,781
Citizens Property Insurance Corp., Personal Lines Account/Commercial Lines Account Secured Bonds,
Series 2012-A-1, 5.00% 2019	5,000	5,678
Citizens Property Insurance Corp., Personal Lines Account/Commercial Lines Account Secured Bonds,
Series 2012-A-1, 5.00% 2020	2,500	2,822
Citizens Property Insurance Corp., Personal Lines Account/Commercial Lines Account Secured Bonds,
Series 2012-A-1, 5.00% 2021	8,500	9,467
Escambia County Health Facs. Auth., Health Care Facs. Rev. Bonds (Baptist Hospital, Inc. Project),
Series 2010-A, 5.75% 2029	5,250	5,502
Escambia County Housing Fin. Auth., Single-family Mortgage Rev. Bonds (Multi-County Program),
Series 2007-B, AMT, 4.70% 2039	1,490	1,500
Bonds, notes & other debt instruments
	Principal amount	Value
Florida (continued)	(000)	(000)

Escambia County Housing Fin. Auth., Single-family Mortgage Rev. Ref. Bonds (Multi-County Program),
Series 2006-A, AMT, 4.80% 2038	$ 3,095	$3,150
Escambia County, Environmental Improvement Rev. Ref. Bonds, Series 2006-B, AMT, 5.00% 2026	1,000	991
Crossings at Fleming Island Community Dev. Dist. (Clay County), Special Assessment Ref. Bonds,
Series 2000-C, 7.10% 2030	7,355	6,052
Gramercy Farms Community Dev. Dist. (St. Cloud), Special Assessment Bonds, Series 2007-B, 5.10% 2014[4]	10,260	—
Gramercy Farms Community Dev. Dist. (St. Cloud), Special Assessment Ref. Bonds, Series 2011, 0% 2039	40,185	5,237
Greater Orlando Aviation Auth., Airport Facs. Rev. Ref. Bonds, Series 2009-C, 5.00% 2027	1,000	1,072
Harbor Bay Community Dev. Dist. (Hillsborough County), Capital Improvement Rev. Bonds,
Series 2002, 6.75% 2034	3,910	3,963
Heritage Harbour Market Place Community Dev. Dist. (Manatee County), Capital Improvement Rev. Bonds,
Series 2005, 5.60% 2036	1,145	930
Higher Educational Facs. Fin. Auth., Educational Facs. Rev. Ref. Bonds (Nova Southeastern University Project),
Series 2012-A, 5.00% 2032	1,000	992
Highlands County Health Facs. Auth., Hospital Rev. Ref. Bonds
(Adventist Health System/Sunbelt Obligated Group), Series 2005-B, 5.00% 2018 (preref. 2015)	250	275
Highlands County Health Facs. Auth., Hospital Rev. Ref. Bonds
(Adventist Health System/Sunbelt Obligated Group), Series 2006-G, 5.125% 2018 (preref. 2016)	100	114
Highlands County Health Facs. Auth., Hospital Rev. Ref. Bonds
(Adventist Health System/Sunbelt Obligated Group), Series 2006-G, 5.125% 2023 (preref. 2016)	70	80
Highlands County Health Facs. Auth., Hospital Rev. Ref. Bonds
(Adventist Health System/Sunbelt Obligated Group), Series 2006-G, 5.125% 2023	930	1,022
Jacksonville Aviation Auth., Rev. Bonds, Series 2006, AMT, AMBAC insured, 5.00% 2022	1,940	2,100
Jacksonville Aviation Auth., Rev. Bonds, Series 2006, AMT, AMBAC insured, 5.00% 2023	2,000	2,153
Jacksonville Econ. Dev. Commission, Health Care Facs. Rev. Ref. Bonds (Proton Therapy Institute Project),
Series 2007-A, 6.25% 2027[2]	4,565	4,888
Lake Ashton Community Dev. Dist. (City of Lake Wales, Polk County), Capital Improvement Rev. Bonds,
Series 2001-A, 7.40% 2032	590	565
Lake Ashton Community Dev. Dist. (City of Lake Wales, Polk County), Capital Improvement Rev. Bonds,
Series 2001-B, 6.40% 2011[4]	75	56
Lake Ashton Community Dev. Dist. (City of Lake Wales, Polk County), Capital Improvement Rev. Bonds,
Series 2005-A, 5.60% 2037[4]	875	565
Lake Ashton Community Dev. Dist. (City of Lake Wales, Polk County), Capital Improvement Rev. Bonds,
Series 2005-B, 4.875% 2010[4]	2,585	1,711
Lake Ashton II Community Dev. Dist. (Polk County), Capital Improvement Rev. Bonds,
Series 2005-A, 4.875% 2010[4]	755	476
Lake Ashton II Community Dev. Dist. (Polk County), Capital Improvement Rev. Bonds,
Series 2005-A, 5.375% 2036[4]	2,190	1,619
Lake Ashton II Community Dev. Dist. (Polk County), Capital Improvement Rev. Bonds,
Series 2006-A, 5.30% 2038[4]	1,970	673
Lake Ashton II Community Dev. Dist. (Polk County), Capital Improvement Rev. Bonds,
Series 2006-B, 5.00% 2011[4]	7,420	2,532
Lakewood Ranch Stewardship Dist., Special Assessment Rev. Bonds (Country Club East Project),
Series 2006, 5.40% 2037	880	686
Lakewood Ranch Stewardship Dist., Special Assessment Rev. Bonds (Lake Club Project),
Series 2006, 5.50% 2036	2,915	2,166
Lakewood Ranch Stewardship Dist., Special Assessment Rev. Bonds (Lake Club Project),
Series 2006-B, 6.77% 2020	2,515	2,481
Lee County Industrial Dev. Auth., Healthcare Facs. Rev. Bonds
(Shell Point/Alliance Obligated Group, Shell Point Village Project), Series 2006, 5.00% 2032	3,000	2,826
Lee County Industrial Dev. Auth., Healthcare Facs. Rev. Bonds
(Shell Point/Alliance Obligated Group, Shell Point Village Project), Series 2006, 5.125% 2036	2,250	2,112
Lee County Industrial Dev. Auth., Healthcare Facs. Rev. Ref. Bonds
(Shell Point/Alliance Obligated Group, Shell Point Project), Series 2011-B, 6.50% 2031	2,600	2,809
Bonds, notes & other debt instruments
	Principal amount	Value
Florida (continued)	(000)	(000)

Lee County Industrial Dev. Auth., Healthcare Facs. Rev. Ref. Bonds (Shell Point/Alliance Obligated Group,
Shell Point Village/Alliance Community Project), Series 2007, 5.00% 2016	$ 3,455	$ 3,619
Lee County Industrial Dev. Auth., Healthcare Facs. Rev. Ref. Bonds (Shell Point/Alliance Obligated Group,
Shell Point Village/Alliance Community Project), Series 2007, 5.00% 2022	3,000	3,032
Lee County Industrial Dev. Auth., Healthcare Facs. Rev. Ref. Bonds (Shell Point/Alliance Obligated Group,
Shell Point Village/Alliance Community Project), Series 2007, 5.00% 2029	13,425	12,917
Lee County, Airport Rev. Ref. Bonds, Series 2010-A, AMT, Assured Guaranty insured, 5.00% 2022	1,860	1,998
Lee County, Airport Rev. Ref. Bonds, Series 2011-A, AMT, 5.375% 2032	9,935	10,077
Lee County, Airport Rev. Ref. Bonds, Series 2011-A, AMT, Assured Guaranty Municipal insured, 5.00% 2028	1,000	1,007
Lee County, Solid Waste System Rev. Bonds, Series 2006-A, AMT, AMBAC insured, 5.00% 2016	4,535	4,938
Magnolia Creek Community Dev. Dist. (City of Freeport), Capital Improvement Rev. Bonds,
Series 2007-B, 5.60% 2014[4]	4,255	1,465
Dept. of Management Services, Certs. of Part., Series 2009-A, 5.00% 2023	3,090	3,454
Marion County Hospital Dist., Health System Rev. Ref. and Improvement Bonds
(Munroe Regional Health System), Series 2007, 5.00% 2022	2,110	2,357
Marshall Creek Community Dev. Dist. (St. Johns County), Special Assessment Bonds,
Series 2000-A, 7.65% 2032	2,570	2,570
Marshall Creek Community Dev. Dist. (St. Johns County), Special Assessment Bonds,
Series 2002, 6.625% 2032	4,225	3,596
Martin County Health Facs. Auth., Hospital Rev. Bonds (Martin Memorial Medical Center),
Series 2012, 5.50% 2042	6,000	6,013
Meadow Pointe IV, Community Dev. Dist. (Pasco County), Capital Improvement Rev. Bonds,
Series 2004-A, 6.00% 2036[4]	1,035	—
Meadow Pointe IV, Community Dev. Dist. (Pasco County), Capital Improvement Rev. Bonds,
Series 2012-A-1, 0%/6.00% 2036[3]	160	130
Meadow Pointe IV, Community Dev. Dist. (Pasco County), Capital Improvement Rev. Bonds,
Series 2012-A-2, 0%/6.25% 2038[3]	305	239
Meadow Pointe IV, Community Dev. Dist. (Pasco County), Capital Improvement Rev. Bonds,
Series 2012-B, 0%/6.81% 2020[3]	405	367
City of Miami Beach Health Facs. Auth., Hospital Rev. Ref. Bonds (Mount Sinai Medical Center of Florida),
Series 2012, 5.00% 2021	1,000	1,079
City of Miami Beach Health Facs. Auth., Hospital Rev. Ref. Bonds (Mount Sinai Medical Center of Florida),
Series 2012, 5.00% 2022	1,750	1,857
City of Miami Beach Health Facs. Auth., Hospital Rev. Ref. Bonds (Mount Sinai Medical Center of Florida),
Series 2012, 5.00% 2023	2,250	2,357
City of Miami Beach Health Facs. Auth., Hospital Rev. Ref. Bonds (Mount Sinai Medical Center of Florida),
Series 2012, 5.00% 2029	750	724
Miami-Dade County Educational Facs. Auth., Rev. Ref. Bonds (University of Miami Issue),
Series 2007-B, AMBAC insured, 5.25% 2024	1,000	1,099
Miami-Dade County Expressway Auth., Toll System Rev. Ref. Bonds, Series 2013-A, 5.00% 2027	5,000	5,299
Miami-Dade County, Aviation Rev. Ref. Bonds, Series 2012-A, AMT, 5.00% 2023	2,000	2,177
Miami-Dade County, Aviation Rev. Ref. Bonds, Series 2012-A, AMT, 5.00% 2024	2,000	2,132
Miami-Dade County, Miami International Airport (Hub of the Americas), Aviation Rev. Ref. Bonds,
Series 2003-E, AMT, National insured, 5.375% 2017	1,000	1,145
Miami-Dade County, Miami International Airport (Hub of the Americas), Aviation Rev. Ref. Bonds,
Series 2009-A, 5.50% 2036	2,000	2,091
Municipal Power Agcy., All-Requirements Power Supply Project Rev. Bonds, Series 2009-A, 5.50% 2024	1,000	1,112
Orange County Health Facs. Auth., Health Care Facs. Rev. Ref. Bonds
(Mayflower Retirement Center, Inc. Project), Series 2012, 5.00% 2036	250	238
Palm Beach County Health Facs. Auth., Retirement Communities Rev. Bonds
(ACTS Retirement-Life Communities, Inc. Obligated Group), Series 2010, 5.50% 2033	1,500	1,510
Palm Beach County Health Facs. Auth., Retirement Communities Rev. Ref. Bonds
(ACTS Retirement-Life Communities, Inc. Obligated Group), Series 2006-B, 5.00% 2020	1,085	1,140
Palm Coast Park Community Dev. Dist. (City of Palm Coast, Flagler County), Special Assessment Bonds,
Series 2006, 5.70% 2037	3,435	2,156
Bonds, notes & other debt instruments
	Principal amount	Value
Florida (continued)	(000)	(000)

Town Center at Palm Coast Community Dev. Dist. (City of Palm Coast, Flagler County),
Capital Improvement Rev. Bonds, Series 2005, 6.00% 2036	$ 2,685	$ 2,009
Paseo Community Dev. Dist., Fort Myers, Capital Improvement Rev. Bonds, Series 2005-B, 4.875% 2010[4]	920	—
Paseo Community Dev. Dist., Fort Myers, Capital Improvement Rev. Bonds, Series 2006, 5.00% 2011[4]	1,385	—
Paseo Community Dev. Dist., Fort Myers, Capital Improvement Rev. Bonds, Series 2011-A-1, 5.40% 2036	395	413
Paseo Community Dev. Dist., Fort Myers, Capital Improvement Rev. Bonds, Series 2011-A-2, 0% 2036	4,860	1,603
Ports Fncg. Commission, Rev. Ref. Bonds (State Transportation Trust Fund — Intermodal Program),
Series 2011-B, AMT, 5.375% 2029	1,000	1,072
Ports Fncg. Commission, Rev. Ref. Bonds (State Transportation Trust Fund), Series 2011-B, AMT, 5.125% 2027	2,000	2,144
City of St. Cloud, Stevens Plantation Community Dev. Dist., Special Assessment Rev. Bonds,
Series 2003-B, 6.375% 2013[4]	1,320	1,003
St. Johns County Industrial Dev. Auth., First Mortgage Rev. Bonds
(Presbyterian Retirement Communities Project), Series 2004-A, 5.625% 2034	2,500	2,530
St. Johns County Industrial Dev. Auth., Rev. Ref. Bonds (Presbyterian Retirement Communities Project),
Series 2010-A, 5.875% 2040	3,625	3,743
St. Johns County Industrial Dev. Auth., Rev. Ref. Bonds (Presbyterian Retirement Communities Project),
Series 2010-A, 6.00% 2045	1,600	1,663
St. Johns County Industrial Dev. Auth., Health Care Rev. Ref. Bonds (Vicar’s Landing Project),
Series 2007, 5.00% 2017	1,260	1,307
St. Johns County Industrial Dev. Auth., Health Care Rev. Ref. Bonds (Vicar’s Landing Project),
Series 2007, 5.00% 2027	4,230	4,165
Seminole Tribe of Florida, Series A, 5.25% 2027[2]	10,000	10,408
Seminole Tribe of Florida, Series A, 5.50% 2024[2]	1,500	1,585
Seminole Tribe of Florida, Series A, 5.75% 2022[2]	1,130	1,208
Stevens Plantation Improvement Project Dependent Special Dist., Rev. Bonds, Series 2003, 6.375% 2013[4]	2,035	1,547
Tolomato Community Dev. Dist. (St. Johns County), Special Assessment Bonds, Series 2006, 5.40% 2037	1,310	1,232
Tuscany Reserve Community Dev. Dist., Collier County, Capital Improvement Rev. Bonds,
Series 2005-A, 5.55% 2036	5,420	5,258
Tuscany Reserve Community Dev. Dist., Collier County, Capital Improvement Rev. Bonds,
Series 2005-B, 5.25% 2016	1,070	1,065
Urban Orlando Community Dev. Dist. (City of Orlando), Capital Improvement Rev. Bonds,
Series 2004, 6.00% 2020	675	665
Waterset North Community Dev. Dist. (Hillsborough County), Special Assessment Rev. Bonds,
Series 2007-A, 6.60% 2039	1,595	1,406
West Villages Improvement Dist. (North Port), Special Assessment Bonds (Unit of Dev. No. 2),
Series 2005, 5.80% 2036	5,940	3,529
		234,104
Georgia 2.86%

Atlanta Dev. Auth., Student Housing Rev. Bonds (ADA/CAU Partners, Inc. Project at Clark Atlanta University),
Series 2004-A, ACA insured, 6.25% 2024	2,240	1,747
City of Atlanta, Airport General Rev. Ref. Bonds, Series 2011-B, AMT, 5.00% 2027	2,000	2,057
City of Atlanta, Tax Allocation Bonds (Beltline Project), Series 2008-B, 7.375% 2031	5,000	5,770
City of Atlanta, Water and Wastewater Rev. Bonds, Series 2001-A, National insured, 5.50% 2027	3,500	3,882
Dev. Auth. of Burke County, Pollution Control Rev. Bonds (Oglethorpe Power Corp. Vogtle Project),
Series 2008-E, 7.00% 2023	2,000	2,357
Clayton County, Tax Allocation Bonds (Ellenwood Project), Series 2008, 7.50% 2033	3,200	3,204
Dev. Auth. of Clayton County, Special Facs. Rev. Ref. Bonds (Delta Air Lines, Inc. Project),
Series 2009-A, 8.75% 2029	5,000	5,852
Dev. Auth. of Clayton County, Special Facs. Rev. Ref. Bonds (Delta Air Lines, Inc. Project),
Series 2009-B, AMT, 9.00% 2035	6,000	6,480
DeKalb County Hospital Auth., Rev. Ref. Anticipation Certificates (DeKalb Medical Center, Inc. Project),
Series 2010, 6.00% 2030	5,250	5,494
DeKalb County Hospital Auth., Rev. Ref. Anticipation Certificates (DeKalb Medical Center, Inc. Project),
Series 2010, 6.125% 2040	2,750	2,862
Bonds, notes & other debt instruments
	Principal amount	Value
Georgia (continued)	(000)	(000)

Joint Dev. Auth. of DeKalb County, Newton County and Gwinnett County, Rev. Bonds
(GGC Foundation, LLC Project), Series 2009, 6.00% 2029	$1,850	$ 1,998
Joint Dev. Auth. of DeKalb County, Newton County and Gwinnett County, Rev. Bonds
(GGC Foundation, LLC Project), Series 2009, 6.125% 2040	5,000	5,365
Dev. Auth. of Fulton County, Rev. Bonds (TUFF CAUB LLC Project), Series 2007-A, 5.25% 2028	4,095	3,656
Gainesville and Hall County Dev. Auth., Retirement Community Rev. Ref. Bonds
(ACTS Retirement-Life Communities, Inc. Obligated Group), Series 2009-A-2, 6.375% 2029	710	760
Gainesville and Hall County Dev. Auth., Retirement Community Rev. Ref. Bonds
(ACTS Retirement-Life Communities, Inc. Obligated Group), Series 2009-A-2, 6.625% 2039	1,350	1,443
Gainesville Redev. Auth., Educational Facs. Rev. Ref. Bonds (Riverside Military Academy Project),
Series 2007, 5.00% 2018	1,500	1,517
Gainesville Redev. Auth., Educational Facs. Rev. Ref. Bonds (Riverside Military Academy Project),
Series 2007, 5.125% 2027	1,000	941
Gainesville Redev. Auth., Educational Facs. Rev. Ref. Bonds (Riverside Military Academy Project),
Series 2007, 5.125% 2037	2,500	2,186
Hospital Auth. of Hall County and City of Gainesville, Rev. Anticipation Certificates
(Northeast Georgia Health System, Inc. Project), Series 2010-A, 5.00% 2030	2,000	2,017
Higher Education Facs. Auth., Rev. Bonds (USG Real Estate Foundation I, LLC Project),
Series 2008, 6.00% 2034	6,500	7,209
Higher Education Facs. Auth., Rev. Bonds (USG Real Estate Foundation II, LLC Project),
Series 2009-A, 5.50% 2039	3,500	3,611
Main Street Natural Gas, Inc., Gas Project Rev. Bonds, Series 2007-A, 5.50% 2023	1,000	1,113
Main Street Natural Gas, Inc., Gas Project Rev. Bonds, Series 2007-A, 5.50% 2026	1,000	1,096
Medical Center Hospital Auth., Rev. Ref. Bonds (Spring Harbor at Green Island Project),
Series 2007, 5.25% 2027	3,750	3,555
Medical Center Hospital Auth., Rev. Ref. Bonds (Spring Harbor at Green Island Project),
Series 2007, 5.25% 2037	1,375	1,203
Dev. Auth. of Richmond County, Environmental Improvement Rev. Ref. Bonds,
Series 2002-A, AMT, 6.00% 2025	2,000	2,000
		79,375
Guam 0.19%

Education Fncg. Foundation, Certs. of Part. (Public School Facs. Project), Series 2006-A, 5.00% 2023	1,000	998
Government of Guam, Business Privilege Tax Bonds, Series 2011-A, 5.00% 2031	500	511
Government of Guam, Business Privilege Tax Bonds, Series 2012-B-1, 5.00% 2032	2,000	2,036
Government of Guam, Hotel Occupancy Tax Rev. Ref. Bonds, Series 2011-A, 6.125% 2031	1,000	1,064
Power Auth., Rev. Ref. Bonds, Series 2010-A, 5.50% 2030	625	642
		5,251
Hawaii 0.21%

Dept. of Budget and Fin., Special Purpose Senior Living Rev. Bonds (15 Craigside Project),
Series A, 8.75% 2029	1,000	1,136
Dept. of Budget and Fin., Special Purpose Senior Living Rev. Bonds (15 Craigside Project),
Series A, 9.00% 2044	3,250	3,671
Pacific Health Obligated Group, Special Purpose Rev. Bonds (Dept. of Budget and Fin.),
Series 2010-B, 5.75% 2040	1,000	1,039
		5,846
Idaho 0.16%

Housing and Fin. Assn., Single-family Mortgage Bonds, Series 2002-E, Class III, AMT, 5.30% 2022	225	231
Housing and Fin. Assn., Single-family Mortgage Bonds, Series 2003-B, Class III, AMT, 5.10% 2023	385	385
Housing and Fin. Assn., Single-family Mortgage Bonds, Series 2003-C, Class III, AMT, 4.50% 2023	325	325
Housing and Fin. Assn., Single-family Mortgage Bonds, Series 2003-E, Class III, AMT, 5.15% 2023	665	666
Housing and Fin. Assn., Single-family Mortgage Bonds, Series 2004-A, Class III, AMT, 4.75% 2024	465	466
Housing and Fin. Assn., Single-family Mortgage Bonds, Series 2005-C, Class III, AMT, 4.80% 2026	555	559
Bonds, notes & other debt instruments
	Principal amount	Value
Idaho (continued)	(000)	(000)

Housing and Fin. Assn., Single-family Mortgage Bonds, Series 2007-C, Class III, AMT, 4.75% 2028	$1,170	$ 1,178
Housing and Fin. Assn., Single-family Mortgage Rev. Ref. Bonds, Series 1999-G, AMT, 5.75% 2014	5	5
Housing and Fin. Assn., Single-family Mortgage Rev. Ref. Bonds, Series 2001-B, Class III, AMT, 5.75% 2020	370	371
Housing and Fin. Assn., Single-family Mortgage Rev. Ref. Bonds, Series 2002-C, Class III, AMT, 5.50% 2021	325	329
		4,515
Illinois 5.43%

Village of Bolingbrook, Will and DuPage Counties, Special Service Area No. 2005-1, Special Tax Bonds
(Forest City Project), Series 2005, 5.90% 2027	6,000	5,118
Village of Cary, McHenry County, Special Service Area Number Two, Special Tax Ref. Bonds,
Series 2006, RADIAN insured, 4.40% 2016	399	398
City of Chicago, O’Hare International Airport, General Airport Rev. Bonds, Series 2011-A, 5.75% 2039	3,000	3,127
City of Chicago, O’Hare International Airport, General Airport Rev. Ref. Bonds,
Series 2012-A, AMT, 5.00% 2026	3,500	3,614
City of Chicago, O’Hare International Airport, Passenger Fac. Charge Rev. Ref. Bonds,
Series 2012-B, AMT, 5.00% 2023	2,000	2,156
City of Chicago, O’Hare International Airport, Special Fac. Rev. Ref. Bonds (American Airlines, Inc. Project),
Series 2007, 5.50% 2030[4]	4,000	4,500
County of DuPage, Special Service Area Number 31, Special Tax Bonds (Monarch Landing Project),
Series 2006, 5.40% 2016	357	364
County of DuPage, Special Service Area Number 31, Special Tax Bonds (Monarch Landing Project),
Series 2006, 5.625% 2036	4,900	4,733
Fin. Auth. Rev. Bonds (Silver Cross Hospital and Medical Centers), Series 2009, 7.00% 2044	2,110	2,288
Fin. Auth., Charter School Project and Rev. Ref. Bonds (Chicago Charter School Foundation Project),
Series 2007-A, 5.00% 2021	1,750	1,835
Fin. Auth., Charter School Project and Rev. Ref. Bonds (Chicago Charter School Foundation Project),
Series 2007-A, 5.00% 2026	1,000	1,018
Fin. Auth., Rev. Bonds (Ingalls Health System), Series 2013, 5.00% 2043	2,000	1,845
Fin. Auth., Rev. Bonds (Lutheran Home and Services Obligated Group), Series 2012, 5.625% 2042	3,700	3,418
Fin. Auth., Rev. Bonds (Lutheran Home and Services Obligated Group), Series 2012, 5.75% 2046	2,500	2,336
Fin. Auth., Charter School Project and Rev. Ref. Bonds (Chicago Charter School Foundation Project),
Series 2007-A, 5.00% 2036	4,000	3,840
Fin. Auth., Rev. Bonds (Admiral at the Lake Project), Series 2010-D-3, 6.00% 2017	535	535
Fin. Auth., Rev. Bonds (Elmhurst Memorial Healthcare), Series 2008-A, 5.625% 2037	6,000	6,287
Health Facs. Auth., Rev. Ref. Bonds (Elmhurst Memorial Healthcare), Series 2002, 6.25% 2017	1,665	1,672
Fin. Auth., Rev. Bonds (Rehab Institute of Chicago), Series 2013-A, 6.00% 2043	2,300	2,366
Fin. Auth., Rev. Bonds (Three Crowns Park Project), Series 2006-A, 5.875% 2038	2,000	1,908
Fin. Auth., Rev. Ref. Bonds (Clare at Water Tower), Series 2010-A-6, 6.00% 2028[4]	1,575	—
Fin. Auth., Rev. Ref. Bonds (Clare at Water Tower), Series 2010-A-7, 6.125% 2041[4]	3,325	—
Fin. Auth., Rev. Ref. Bonds (Clare at Water Tower), Series 2010-B, 0% 2050	2,100	—
Fin. Auth., Rev. Ref. Bonds (Franciscan Communities, Inc.), Series 2007-A, 5.50% 2027	8,550	8,583
Fin. Auth., Rev. Ref. Bonds (Franciscan Communities, Inc.), Series 2007-A, 5.50% 2037	4,025	3,928
Fin. Auth., Rev. Ref. Bonds (Lutheran Hillside Village), Series 2006, 5.00% 2017	1,020	1,099
Fin. Auth., Rev. Ref. Bonds (Lutheran Hillside Village), Series 2006, 5.125% 2026	1,000	1,003
Fin. Auth., Rev. Ref. Bonds (Northwestern Memorial Hospital), Series 2009-A, 6.00% 2039	6,000	6,727
Fin. Auth., Rev. Ref. Bonds (OSF Healthcare System), Series 2007-A, 5.75% 2033	1,500	1,556
Fin. Auth., Rev. Ref. Bonds (OSF Healthcare System), Series 2007-A, 5.75% 2037	1,000	1,036
Fin. Auth., Rev. Ref. Bonds (OSF Healthcare System), Series 2010-A, 6.00% 2039	8,935	9,643
Fin. Auth., Rev. Ref. Bonds (Provena Health), Series 2009-A, 7.75% 2034	9,800	11,912
Fin. Auth., Rev. Ref. Bonds (Provena Health), Series 2010-A, 6.00% 2028	2,250	2,391
Fin. Auth., Rev. Ref. Bonds (Riverside Health System), Series 2006-C, 4.50% 2026	1,500	1,508
Fin. Auth., Rev. Ref. Bonds (Sherman Health Systems), Series 2007-A, 5.50% 2037	4,200	4,347
Fin. Auth., Rev. Ref. Bonds (University of Chicago Medical Center), Series 2009-B, 5.00% 2025	3,000	3,174
Fin. Auth., Student Housing Rev. Bonds (CHF-Normal, L.L.C. — Illinois State University Project),
Series 2011, 7.00% 2043	6,765	7,417
Bonds, notes & other debt instruments
	Principal amount	Value
Illinois (continued)	(000)	(000)

Fin. Auth., Student Housing Rev. Ref. Bonds (CHF-DeKalb II, L.L.C. — Northern Illinois University Project),
Series 2011, 6.875% 2043	$11,500	$ 12,804
Fin. Auth., Student Housing Rev. Ref. Bonds, Educational Advancement Fund, Inc. (University Center),
Series 2006-A, 5.25% 2034	2,965	2,967
Fin. Auth., Student Housing Rev. Ref. Bonds, Educational Advancement Fund, Inc. (University Center),
Series 2006-B, 5.00% 2025	5,000	5,093
Fin. Auth., Student Housing Rev. Ref. Bonds, Educational Advancement Fund, Inc. (University Center),
Series 2006-B, 5.25% 2019	2,875	3,082
G.O. Bonds, Series of July 2013, 5.50% 2038	1,000	1,011
Village of Hampshire (Kane County), Special Service Area Number 13, Special Tax Bonds
(Tuscany Woods Project), Series 2007, 5.75% 2037[4]	4,966	2,131
Housing Dev. Auth., Housing Rev. Ref. Bonds, Series G, 4.20% 2015	640	658
Housing Dev. Auth., Housing Rev. Ref. Bonds, Series G, 4.80% 2032	1,000	996
Village of Lakemoor, McHenry and Lake Counties, Special Service Area Number 97-1, Special Tax Ref. Bonds,
Series 2006, RADIAN insured, 4.55% 2016	516	512
Village of Lincolnshire, Special Service Area No. 1, Special Tax Bonds (Sedgebrook Project),
Series 2004, 6.25% 2034	1,760	1,781
Village of Manhattan (Will County), Special Service Area Number 2007-6, Special Tax Bonds
(Groebe Farm-Stonegate Project), Series 2007, 5.75% 2022[4]	1,900	323
Village of Manhattan (Will County), Special Service Area Number 2007-6, Special Tax Bonds
(Groebe Farm-Stonegate Project), Series 2007, 6.125% 2040[4]	5,000	850
Village of Montgomery, Kane and Kendall Counties, Special Assessment Improvement Ref. Bonds
(Lakewood Creek Project), Series 2006, RADIAN insured, 4.70% 2030	856	755
		150,645
Indiana 2.34%

City of Anderson, Econ. Dev. Rev. Ref. and Improvement Bonds (Anderson University Project),
Series 2007, 5.00% 2028	2,055	1,793
City of Anderson, Econ. Dev. Rev. Ref. and Improvement Bonds (Anderson University Project),
Series 2007, 5.00% 2032	1,000	843
Fin. Auth., Environmental Rev. Ref. Bonds (Duke Energy Indiana, Inc. Project), Series 2009-B, 6.00% 2039	7,000	7,596
Fin. Auth., Hospital Rev. Ref. Bonds (Indiana University Health Obligated Group), Series 2011-N, 5.00% 2031	4,000	4,056
Health and Educational Fac. Fncg. Auth., Hospital Rev. Ref. Bonds (Clarian Health Obligated Group),
Series 2006-B, 5.00% 2023	1,000	1,077
Fin. Auth., Midwestern Disaster Relief Rev. Bonds (Ohio Valley Electric Corp. Project),
Series 2012-A, 5.00% 2032	3,800	3,660
Fin. Auth., Midwestern Disaster Relief Rev. Bonds (Ohio Valley Electric Corp. Project),
Series 2012-A, 5.00% 2039	9,175	8,594
Fin. Auth., Private Activity Bonds (Ohio River Bridges East End Crossing Project),
Series 2013-A, AMT, 5.00% 2044	8,500	7,662
Fin. Auth., Private Activity Bonds (Ohio River Bridges East End Crossing Project),
Series 2013-A, AMT, 5.00% 2048	2,500	2,226
Fin. Auth., Private Activity Bonds (Ohio River Bridges East End Crossing Project),
Series 2013-A, AMT, 5.25% 2051	6,190	5,734
Health and Educational Fac. Fncg. Auth., Hospital Rev. Bonds
(Community Foundation of Northwest Indiana Obligated Group), Series 2007, 5.50% 2027	4,000	4,162
Health and Educational Fac. Fncg. Auth., Hospital Rev. Bonds
(Community Foundation of Northwest Indiana Obligated Group), Series 2007, 5.50% 2037	6,500	6,683
Indianapolis Airport Auth., Special Fac. Rev. Bonds
(United Air Lines, Inc., Indianapolis Maintenance Center Project), Series 1995-A, AMT, 6.50% 2031[4]	3,500	70
Jasper County, Pollution Control Rev. Ref. Bonds (Northern Indiana Public Service Co. Project),
Series 1988-C, National insured, 5.60% 2016	1,000	1,108
Jasper County, Pollution Control Rev. Ref. Bonds (Northern Indiana Public Service Co. Project),
Series 1988-C, National insured, 5.85% 2019	1,000	1,143
Bonds, notes & other debt instruments
	Principal amount	Value
Indiana (continued)	(000)	(000)

Vanderburgh County Redev. Dist., Tax Increment Rev. Bonds of 2006, 5.00% 2021	$ 1,375	$ 1,479
Hospital Auth. of Vigo County, Hospital Rev. Bonds (Union Hospital, Inc.), Series 2007, 5.70% 2037	6,000	5,998
Hospital Auth. of Vigo County, Hospital Rev. Bonds (Union Hospital, Inc.), Series 2007, 5.75% 2042	1,000	990
		64,874
Iowa 0.95%

Fin. Auth., Retirement Community Rev. Bonds (Edgewater, A Wesley Active Life Community, LLC Project),
Series 2007-A, 6.75% 2037	2,500	2,536
Fin. Auth., Retirement Community Rev. Bonds (Edgewater, A Wesley Active Life Community, LLC Project),
Series 2007-A, 6.75% 2042	5,000	5,060
Fin. Auth., Single-family Mortgage Bonds, Series 2006-E, AMT, 5.50% 2036	135	140
Fin. Auth., Midwestern Disaster Area Rev. Ref. Bonds (Iowa Fertilizer Co. Project), Series 2013, 5.00% 2019	5,000	4,902
Fin. Auth., Midwestern Disaster Area Rev. Ref. Bonds (Iowa Fertilizer Co. Project), Series 2013, 5.25% 2025	11,250	10,690
Fin. Auth., Midwestern Disaster Area Rev. Ref. Bonds (Iowa Fertilizer Co. Project), Series 2013, 5.50% 2022	3,000	2,974
		26,302
Kansas 0.43%

Dev. Fin. Auth., Rev. Ref. Bonds (Lifespace Communities, Inc.), Series 2010-S, 5.00% 2030	1,920	1,882
City of Lenexa, Health Care Fac. Rev. Bonds (Lakeview Village, Inc. Project), Series 2009, 7.125% 2029	250	265
City of Lenexa, Health Care Fac. Rev. Bonds (Lakeview Village, Inc. Project), Series 2009, 7.25% 2039	750	790
City of Lenexa, Health Care Fac. Rev. Ref. and Improvement Bonds (Lakeview Village, Inc. Project),
Series 2007, 5.125% 2017	1,200	1,229
City of Lenexa, Health Care Fac. Rev. Ref. and Improvement Bonds (Lakeview Village, Inc. Project),
Series 2007, 5.50% 2039	5,250	4,830
City of Overland Park, Transportation Dev. Dist. Special Assessment Bonds (Tallgrass Creek Project),
Series 2006, 5.125% 2028	2,562	2,157
Unified Government of Wyandotte County/Kansas City, Transportation Dev. Dist. Sales Tax Rev. Bonds
(Legends at Village West Project), Series 2006, 4.60% 2016	840	859
		12,012
Kentucky 0.36%

Econ. Dev. Fin. Auth., Hospital Rev. Ref. Bonds (Baptist Healthcare System Obligated Group),
Series 2009-A, 5.375% 2024	2,000	2,225
Econ. Dev. Fin. Auth., Hospital Rev. Ref. Bonds (Baptist Healthcare System Obligated Group),
Series 2009-A, 5.625% 2027	2,000	2,153
Econ. Dev. Fin. Auth., Louisville Arena Project Rev. Bonds (Louisville Arena Auth., Inc.),
Series 2008-A-1, Assured Guaranty insured, 5.75% 2028	2,500	2,593
Econ. Dev. Fin. Auth., Louisville Arena Project Rev. Bonds (Louisville Arena Auth., Inc.),
Series 2008-A-1, Assured Guaranty insured, 6.00% 2033	1,000	1,034
Econ. Dev. Fin. Auth., Louisville Arena Project Rev. Bonds (Louisville Arena Auth., Inc.),
Series 2008-A-1, Assured Guaranty insured, 6.00% 2042	2,000	2,062
		10,067
Louisiana 1.64%

Jefferson Parish Hospital Dist. No. 1, Parish of Jefferson, Hospital Rev. Ref. Bonds
(West Jefferson Medical Center), Series 2011-A, 6.00% 2039	2,000	2,107
Local Government Environmental Facs. and Community Dev. Auth., Rev. Bonds
(Westlake Chemical Corp. Projects), Series 2007, 6.75% 2032	9,500	9,993
Local Government Environmental Facs. and Community Dev. Auth., Rev. Bonds
(Westlake Chemical Corp. Projects), Series 2009-A, 6.50% 2029	4,400	4,729
Local Government Environmental Facs. and Community Dev. Auth., Rev. Bonds
(Westlake Chemical Corp. Projects), Series 2010-A-1, 6.50% 2035	5,500	5,821
Local Government Environmental Facs. and Community Dev. Auth., Rev. Bonds
(Westlake Chemical Corp. Projects), Series 2010-A-2, 6.50% 2035	4,500	4,763
Louisiana Stadium and Exposition Dist., Rev. Ref. Bonds, Series 2013-A, 5.00% 2036	1,500	1,501
Public Facs., Impala Warehousing LLC, AMT, 6.50% 2036	3,000	2,779
Bonds, notes & other debt instruments
	Principal amount	Value
Louisiana (continued)	(000)	(000)

Public Facs. Auth., Rev. Bonds (Ochsner Clinic Foundation Project), Series 2007-A, 5.25% 2038	$ 3,000	$ 3,045
Public Facs. Auth., Rev. Bonds (Ochsner Clinic Foundation Project), Series 2007-A, 5.375% 2043	500	508
Public Facs. Auth., Rev. Ref. Bonds (CHRISTUS Health), Series 2009-A, 6.00% 2029	2,000	2,157
Parish of St. Charles, Gulf Opportunity Zone Rev. Bonds (Valero Project), Series 2010, 4.00% 2040 (put 2022)	5,500	5,492
Tobacco Settlement Fncg. Corp., Tobacco Settlement Asset-Backed Ref. Bonds, Series 2013-A, 5.00% 2026	2,500	2,621
		45,516
Maine 0.44%

Health and Higher Educational Facs. Auth., Rev. Bonds (MaineGeneral Medical Center Issue), 6.75% 2036	4,000	4,465
Health and Higher Educational Facs. Auth., Rev. Bonds (MaineGeneral Medical Center Issue), 6.75% 2041	5,350	5,928
Health and Higher Educational Facs. Auth., Rev. Bonds (MaineGeneral Medical Center Issue), 7.00% 2041	1,500	1,686
		12,079
Maryland 1.01%

City of Annapolis, Special Obligation Bonds (Park Place Project), Series 2005-A, 5.35% 2034	2,612	2,532
City of Annapolis, Special Obligation Bonds (Park Place Project), Series 2005-B, 4.75% 2034	903	844
Econ. Dev. Corp., Student Housing Rev. Bonds (Towson University Project), Series 2007-A, 5.25% 2037	500	503
Econ. Dev. Corp., Student Housing Rev. Bonds (University of Maryland, College Park Projects),
Series 2008, 5.80% 2038	1,000	1,030
Econ. Dev. Corp., Student Housing Rev. Bonds (University of Maryland, College Park Projects),
Series 2008, 5.875% 2043	950	965
Econ. Dev. Corp., Student Housing Rev. Ref. Bonds (Frostburg State University Project),
Series 2013, 5.00% 2033	1,000	936
Econ. Dev. Corp., Student Housing Rev. Ref. Bonds (Morgan State University Project),
Series 2012, 5.00% 2034	500	472
Frederick County, Special Obligation Bonds (Urbana Community Dev. Auth.), Series 2010-A, 5.00% 2030	3,335	3,431
City of Gaithersburg, Econ. Dev. Rev. Ref. Bonds (Asbury Maryland Obligated Group),
Series 2006-A, 5.125% 2036	4,625	4,464
Health and Higher Educational Facs. Auth., First Mortgage Rev. Ref. Bonds
(PUMH of Maryland, Inc. — Heron Point of Chestertown Issue), Series 1998-B, 5.25% 2028	635	599
Health and Higher Educational Facs. Auth., Rev. Bonds (Medlantic/Helix Issue),
Series 1998-B, AMBAC insured, 5.25% 2038	2,000	2,004
Prince George’s County, Special Obligation Bonds (National Harbor Project), Series 2004, 4.70% 2015	1,049	1,058
Prince George’s County, Special Obligation Bonds (National Harbor Project), Series 2004, 5.20% 2034	8,250	8,137
Prince George’s County, Special Tax Dist. Bonds (Victoria Falls Project), Series 2005, 5.25% 2035	980	903
		27,878
Massachusetts 1.53%

Dev. Fin. Agcy., Resource Recovery Rev. Ref. Bonds (Covanta Energy Project), Series 2012-B, 4.875% 2042	1,500	1,261
Dev. Fin. Agcy., Resource Recovery Rev. Ref. Bonds (Covanta Energy Project),
Series 2012-C, AMT, 5.25% 2042	11,500	10,004
Dev. Fin. Agcy., Rev. Bonds (Berkshire Health Systems Issue), Series 2012-G, 5.00% 2029	1,000	1,012
Dev. Fin. Agcy., Rev. Bonds (Berkshire Health Systems Issue), Series 2012-G, 5.00% 2031	500	504
Dev. Fin. Agcy., Rev. Bonds (Curry College Issue), Series 2006-A, ACA insured, 5.25% 2026	1,400	1,450
Dev. Fin. Agcy., Rev. Bonds (Eastern Nazarene College Issue), Series 1999, 5.625% 2019	630	632
Dev. Fin. Agcy., Rev. Bonds (Eastern Nazarene College Issue), Series 1999, 5.625% 2029	4,150	4,159
Dev. Fin. Agcy., Rev. Bonds (Linden Ponds, Inc. Fac.), Series 2011-A-1, 6.25% 2021	712	670
Dev. Fin. Agcy., Rev. Bonds (Linden Ponds, Inc. Fac.), Series 2011-A-1, 6.25% 2031	1,760	1,522
Dev. Fin. Agcy., Rev. Bonds (Linden Ponds, Inc. Fac.), Series 2011-A-1, 6.25% 2039	2,115	1,748
Dev. Fin. Agcy., Rev. Bonds (Linden Ponds, Inc. Fac.), Series 2011-A-1, 6.25% 2046	1,418	1,142
Dev. Fin. Agcy., Rev. Bonds (Linden Ponds, Inc. Fac.), Series 2011-A-2, 5.50% 2046	405	290
Dev. Fin. Agcy., Rev. Bonds (Linden Ponds, Inc. Fac.), Series 2011-B, 0% 2056	1,591	9
Dev. Fin. Agcy., Rev. Bonds (Partners HealthCare System Issue), Series 2012-L, 5.00% 2041	1,000	1,013
Dev. Fin. Agcy., Rev. Ref. Bonds (Emerson College Issue), Series 2010-A, 5.00% 2040	3,265	3,131
Dev. Fin. Agcy., Rev. Ref. Bonds (Tufts Medical Center Issue), Series 2011-I, 6.75% 2036	3,190	3,542
Bonds, notes & other debt instruments
	Principal amount	Value
Massachusetts (continued)	(000)	(000)

Dev. Fin. Agcy., Rev. Ref. Bonds (Tufts Medical Center Issue), Series 2011-I, 6.875% 2041	$ 3,000	$ 3,330
Dev. Fin. Agcy., Senior Living Fac. Rev. Bonds (Groves in Lincoln Issue), Series 2009-A, 7.75% 2039	2,000	158
Dev. Fin. Agcy., Senior Living Fac. Rev. Bonds (Groves in Lincoln Issue), Series 2009-A, 7.875% 2044	1,000	79
Dev. Fin. Agcy., Senior Living Fac. Rev. Bonds (Groves in Lincoln Issue), Series 2009-B-2, 6.25% 2014	290	26
Educational Fncg. Auth., Education Loan Rev. Bonds, Issue E, Series 2007, AMT, AMBAC insured, 4.70% 2027	1,250	1,210
Health and Educational Facs. Auth., Rev. Ref. Bonds (Northeastern University Issue), Series 2010-A, 5.00% 2035	1,800	1,837
Health and Educational Facs. Auth., Rev. Ref. Bonds (Suffolk University Issue), Series 2009-A, 5.75% 2039	1,000	1,025
Health and Educational Facs. Auth., Rev. Ref. Bonds (Suffolk University Issue), Series 2009-A, 6.00% 2024	1,500	1,663
Health and Educational Facs. Auth., Rev. Ref. Bonds (Suffolk University Issue), Series 2009-A, 6.25% 2030	1,000	1,085
		42,502
Michigan 5.10%

Econ. Dev. Corp. of the City of Dearborn, Limited Obligation Rev. Ref. Bonds
(Henry Ford Village, Inc. Project), Series 2008, 7.00% 2038	2,500	2,453
Econ. Dev. Corp. of the City of Dearborn, Limited Obligation Rev. Ref. Bonds
(Henry Ford Village, Inc. Project), Series 2008, 7.125% 2043	5,000	4,955
City of Detroit, Water and Sewerage Dept., Sewage Disposal System Rev. Ref. Bonds,
Series 2012-A, 5.25% 2039	4,350	3,988
City of Detroit, Water Supply System Rev. Bonds, Series 2011-A, 5.25% 2041	12,450	11,412
School Dist. of the City of Detroit (Wayne County), School Building and Site Improvement Ref. Bonds
(Unlimited Tax G.O.), Series 2012-A, 5.00% 2025	1,415	1,499
School Dist. of the City of Detroit (Wayne County), School Building and Site Improvement Ref. Bonds
(Unlimited Tax G.O.), Series 2012-A, 5.00% 2026	1,000	1,044
Fin. Auth., Rev. Bonds (School Dist. of the City of Detroit), Series 2011, 5.50% 2021	1,000	1,110
Fin. Auth., Rev. Ref. Bonds (School Dist. of the City of Detroit), Series 2012, 5.00% 2019	900	987
Fin. Auth., Rev. Ref. Bonds (School Dist. of the City of Detroit), Series 2012, 5.00% 2020	1,450	1,583
Fin. Auth., Hospital Rev. Ref. Bonds (Oakwood Obligated Group), Series 2012, 5.00% 2027	1,090	1,125
Fin. Auth., Hospital Rev. Ref. Bonds (Trinity Health Credit Group), Series 2011, 5.00% 2039	1,250	1,243
City of Flint, Hospital Building Auth., Rev. Ref. Rental Bonds (Hurley Medical Center), Series 2010, 6.00% 2020	870	871
City of Flint, Hospital Building Auth., Rev. Rental Bonds (Hurley Medical Center), Series 1998-B, 5.375% 2018	310	310
City of Flint, Hospital Building Auth., Rev. Rental Bonds (Hurley Medical Center), Series 2010, 7.375% 2035	1,500	1,671
City of Flint, Hospital Building Auth., Rev. Rental Bonds (Hurley Medical Center), Series 2010, 7.50% 2039	1,750	1,955
City of Flint, Hospital Building Auth., Rev. Rental Bonds (Hurley Medical Center), Series 2013-A, 5.00% 2023	2,000	1,946
City of Flint, Hospital Building Auth., Rev. Rental Bonds (Hurley Medical Center), Series 2013-A, 5.25% 2028	4,000	3,830
City of Flint, Hospital Building Auth., Rev. Rental Bonds (Hurley Medical Center), Series 2013-A, 5.25% 2039	1,000	913
Hospital Fin. Auth., Hospital Rev. Bonds (MidMichigan Obligated Group), Series 2006-A, 5.00% 2036	2,000	1,935
Hospital Fin. Auth., Hospital Rev. Ref. Bonds (Henry Ford Health System), Series 2009, 5.75% 2039	5,500	5,664
Kent Hospital Fin. Auth., Rev. Ref. Bonds (Spectrum Health System), Series 2011-A, 5.00% 2029	1,000	1,016
Econ. Dev. Corp. of the City of Kentwood, Limited Obligation Rev. Ref. Bonds
(Holland Home Obligated Group), Series 2012, 5.125% 2032	1,000	899
Econ. Dev. Corp. of the City of Kentwood, Limited Obligation Rev. Ref. Bonds
(Holland Home Obligated Group), Series 2012, 5.375% 2041	1,250	1,114
Econ. Dev. Corp. of the City of Kentwood, Limited Obligation Rev. Ref. Bonds
(Holland Home Obligated Group), Series 2012, 5.625% 2041	4,000	3,702
County of Wayne, Livonia Public Schools School Dist., School Building and Site G.O bonds,
Series 2013-I, 5.00% 2029	875	889
County of Monroe Hospital Fin. Auth., Hospital Rev. Ref. Bonds
(Mercy Memorial Hospital Corp. Obligated Group), Series 2006, 5.375% 2026	1,250	1,294
County of Monroe Hospital Fin. Auth., Hospital Rev. Ref. Bonds
(Mercy Memorial Hospital Corp. Obligated Group), Series 2006, 5.50% 2035	995	1,016
City of Royal Oak Hospital Fin. Auth., Hospital Rev. Ref. Bonds
(William Beaumont Hospital Obligated Group), Series 2009-V, 8.25% 2039	4,000	4,835
City of Saginaw Hospital Fin. Auth., Hospital Rev. Ref. Bonds (Covenant Medical Center, Inc.),
Series 2010-H, 5.00% 2030	2,700	2,683
Bonds, notes & other debt instruments
	Principal amount	Value
Michigan (continued)	(000)	(000)

State Building Auth., Rev. Ref. Bonds (Facs. Program), Series 2008-I, 6.00% 2038	$ 1,000	$ 1,129
State Strategic Fund, Limited Obligation Rev. Bonds (Detroit Renewable Power Project),
Series 2013, AMT, 8.50% 2030[2]	2,535	2,439
State Strategic Fund, Limited Obligation Rev. Bonds (Detroit Thermal Project), Series 2013, AMT, 8.50% 2030[2]	7,715	7,424
Strategic Fund, Limited Obligation Rev. Ref. Bonds (Detroit Edison Co. Exempt Facs. Project),
Series 2008-KT, 5.625% 2020	1,800	2,120
Tobacco Settlement Fin. Auth., Tobacco Settlement Asset-backed Bonds, Current Interest Bonds,
Series 2007-A, 6.00% 2048	28,355	22,486
Tobacco Settlement Fin. Auth., Tobacco Settlement Asset-backed Rev. Ref. Bonds, Current Interest Bonds,
Series 2008-A, 6.875% 2042	5,440	5,258
Wayne County Airport Auth., Airport Rev. Bonds (Detroit Metropolitan Wayne County Airport),
Series 2005, AMT, National insured, 5.00% 2034	9,000	8,646
Wayne County Airport Auth., Airport Rev. Bonds (Detroit Metropolitan Wayne County Airport),
Series 2007, AMT, FGIC-National insured, 5.00% 2018	1,000	1,100
Wayne County Airport Auth., Airport Rev. Bonds (Detroit Metropolitan Wayne County Airport),
Series 2012-B, AMT, 5.00% 2037	3,085	2,943
Wayne County Airport Auth., Airport Rev. Ref. Bonds (Detroit Metropolitan Wayne County Airport),
Series 2011-A, AMT, 5.00% 2020	5,000	5,571
Wayne County Airport Auth., Airport Rev. Ref. Bonds (Detroit Metropolitan Wayne County Airport),
Series 2011-A, AMT, 5.00% 2022	2,000	2,166
Wayne County Airport Auth., Airport Rev. Ref. Bonds (Detroit Metropolitan Wayne County Airport),
Series 2012-D, AMT, 5.00% 2028	12,000	12,070
		141,294
Minnesota 0.18%

Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2013-A, AMT, 3.00% 2031	1,000	1,036
Minneapolis-St. Paul Metropolitan Airports Commission, Airport Rev. Ref. Bonds,
Series 2009-B, AMT, 5.00% 2022	2,000	2,199
City of Wayzata, Senior Housing Entrance Deposit Rev. Bonds (Folkestone Senior Living Community),
Series 2012-B, 4.875% 2019	1,800	1,808
		5,043
Mississippi 0.48%

Hospital Equipment and Facs. Auth., Rev. Ref. Bonds (Baptist Memorial Health Care),
Series 2004-B-1, 5.00% 2024	1,500	1,563
Hospital Equipment and Facs. Auth., Rev. Ref. Bonds (Mississippi Baptist Health Systems, Inc.),
Series 2007-A, 5.00% 2026	4,500	4,629
Warren County, Gulf Opportunity Zone Bonds (International Paper Co. Project), Series 2011-A, 5.375% 2035	7,100	7,130
		13,322
Missouri 1.88%

Industrial Dev. Auth. of the County of Cape Girardeau, Health Facs. Rev. Bonds
(Southeast Missouri Hospital Assn.), Series 2007, 5.00% 2019	1,885	2,017
City of Fenton, Tax Increment Rev. Ref. Bonds (Gravois Bluffs Redev. Project), Series 2006, 4.50% 2021	510	514
Hawk Ridge Transportation Dev. Dist. (Lake St. Louis), Transportation Sales Tax Rev. Bonds,
Series 2006-A, 4.65% 2017	1,170	1,060
Health and Educational Facs. Auth., Senior Living Facs. Rev. Bonds (Lutheran Senior Services Projects),
Series 2010, 5.50% 2042	2,000	1,999
Health and Educational Facs. Auth., Senior Living Facs. Rev. Bonds (Lutheran Senior Services Projects),
Series 2011, 6.00% 2041	1,000	1,041
Health and Educational Facs. Auth., Senior Living Facs. Rev. Ref. Bonds (Lutheran Senior Services),
Series 2007-B, 4.875% 2038	3,000	2,766
Industrial Dev. Auth. of the City of Lee’s Summit, Senior Living Facs. Rev. Ref. Bonds
(John Knox Village Obligated Group), Series 2007-A, 5.125% 2026	7,950	7,809
Bonds, notes & other debt instruments
	Principal amount	Value
Missouri (continued)	(000)	(000)

Industrial Dev. Auth. of the City of Lee’s Summit, Senior Living Facs. Rev. Ref. Bonds
(John Knox Village Obligated Group), Series 2007-A, 5.125% 2032	$ 3,500	$ 3,213
City of St. Louis, Airport Rev. Bonds (Lambert-St. Louis International Airport), Series 2009-A-1, 6.25% 2029	2,000	2,210
City of St. Louis, Airport Rev. Bonds (Lambert-St. Louis International Airport), Series 2009-A-1, 6.625% 2034	4,000	4,450
City of St. Louis, Airport Rev. Ref. Bonds (Lambert-St. Louis International Airport),
Series 2005, National insured, 5.50% 2027	3,275	3,558
City of St. Louis, Airport Rev. Ref. Bonds (Lambert-St. Louis International Airport),
Series 2005, National insured, 5.50% 2028	1,000	1,077
City of St. Louis, Airport Rev. Ref. Bonds (Lambert-St. Louis International Airport),
Series 2005, National insured, 5.50% 2029	1,000	1,062
City of St. Louis, Airport Rev. Ref. Bonds (Lambert-St. Louis International Airport),
Series 2007-B, AMT, Assured Guaranty Municipal insured, 5.00% 2027	5,490	5,657
City of St. Louis, Airport Rev. Ref. Bonds (Lambert-St. Louis International Airport),
Series 2012, AMT, 5.00% 2032	1,685	1,612
State Environmental Improvement and Energy Resources Auth., Water Facs. Rev. Ref. Bonds
(Missouri-American Water Co. Project), Series 2006, AMT, AMBAC insured, 4.60% 2036	10,000	8,835
Transportation Dev. Dist. (Hazelwood, St. Louis County), Transportation Rev. Bonds
(Missouri Bottom Road/Taussig Road), Series 2002, 7.20% 2033	3,300	3,300
		52,180
Montana 0.26%

Fac. Fin. Auth., Senior Living Rev. Ref. Bonds (St. John’s Lutheran Ministries Project),
Series 2006-A, 6.00% 2025	2,250	2,277
Fac. Fin. Auth., Senior Living Rev. Ref. Bonds (St. John’s Lutheran Ministries Project),
Series 2006-A, 6.125% 2036	4,850	4,852
		7,129
Nebraska 0.14%

Hospital Auth. No. 3 of Douglas County, Health Facs. Rev. Ref. Bonds (Methodist Health System),
Series 2008, 5.75% 2028	3,500	3,635
Investment Fin. Auth., Single-family Housing Rev. Bonds, Series 2006-C, AMT, 5.50% 2036	100	101
		3,736
Nevada 2.47%

Clark County, Airport System Rev. Bonds, Series 2007-A-1, AMT, AMBAC insured, 5.00% 2027	4,000	4,172
Clark County, Airport System Rev. Bonds, Series 2011-A-1, AMT, AMBAC insured, 5.00% 2026	2,000	2,130
Clark County, Las Vegas-McCarran International Airport, Passenger Fac. Charge Rev. Bonds,
Series 2007-A-1, AMT, AMBAC insured, 5.00% 2023	6,000	6,413
Clark County, Las Vegas-McCarran International Airport, Passenger Fac. Charge Rev. Bonds,
Series 2007-A-1, AMT, AMBAC insured, 5.00% 2024	1,000	1,059
Clark County, Las Vegas-McCarran International Airport, Passenger Fac. Charge Rev. Bonds,
Series 2007-A-1, AMT, AMBAC insured, 5.00% 2025	2,000	2,081
Clark County, Jet Aviation Fuel Tax Rev. Ref. Bonds, Series 2013-A, AMT, 5.00% 2027	2,415	2,464
Clark County, Jet Aviation Fuel Tax Rev. Ref. Bonds, Series 2013-A, AMT, 5.00% 2028	2,000	2,016
Clark County, Special Improvement Dist. No. 121 (Southern Highlands Area), Local Improvement Ref. Bonds,
Series 2006-B, 5.30% 2029	995	820
Clark County, Special Improvement Dist. No. 142 (Mountain’s Edge), Local Improvement Ref. Bonds,
Series 2012, 5.00% 2020	1,530	1,561
Clark County, Special Improvement Dist. No. 142 (Mountain’s Edge), Local Improvement Ref. Bonds,
Series 2012, 5.00% 2021	1,645	1,646
City of Henderson, Health Fac. Rev. Ref. Bonds (Catholic Healthcare West), Series 2007-B, 5.25% 2031	2,000	2,017
City of Henderson, Local Improvement Dist. No. T-16 (Falls at Lake Las Vegas),
Limited Obligation Improvement Bonds, 5.00% 2018	1,115	1,061
City of Henderson, Local Improvement Dist. No. T-16 (Falls at Lake Las Vegas),
Limited Obligation Improvement Bonds, 5.00% 2019	1,390	1,308
Bonds, notes & other debt instruments
	Principal amount	Value
Nevada (continued)	(000)	(000)

City of Henderson, Local Improvement Dist. No. T-16 (Falls at Lake Las Vegas),
Limited Obligation Improvement Bonds, 5.125% 2025	$ 3,465	$ 3,005
City of Henderson, Local Improvement Dist. No. T-17 (Madeira Canyon),
Limited Obligation Improvement Bonds, 5.00% 2014	685	698
City of Henderson, Local Improvement Dist. No. T-17 (Madeira Canyon),
Limited Obligation Improvement Bonds, 5.00% 2017	950	979
City of Henderson, Local Improvement Dist. No. T-18 (Inspirada),
Limited Obligation Improvement Bonds, 5.00% 2015	2,280	2,153
City of Henderson, Local Improvement Dist. No. T-18 (Inspirada),
Limited Obligation Improvement Bonds, 5.00% 2016	1,295	1,208
City of Henderson, Local Improvement Dist. No. T-18 (Inspirada),
Limited Obligation Improvement Bonds, 5.25% 2026	2,480	2,013
City of Henderson, Local Improvement Dist. No. T-18 (Inspirada),
Limited Obligation Improvement Bonds, 5.30% 2035	8,430	6,182
City of Henderson, Local Improvement Dist. No. T-4C (Green Valley Properties),
Limited Obligation Ref. Bonds, Series 1999-A, 5.75% 2013	455	458
City of Henderson, Local Improvement Dist. No. T-4C (Green Valley Properties),
Limited Obligation Ref. Bonds, Series 1999-A, 5.90% 2018	945	948
City of Las Vegas Redev. Agcy., Tax Increment Rev. Bonds, Series 2009-A, 8.00% 2030	6,000	6,515
City of Las Vegas, Special Improvement Dist. No. 607 (Providence),
Local Improvement Ref. Bonds, Series 2013, 4.25% 2024	200	187
City of Las Vegas, Special Improvement Dist. No. 607 (Providence),
Local Improvement Ref. Bonds, Series 2013, 5.00% 2022	500	509
City of Las Vegas, Special Improvement Dist. No. 607 (Providence),
Local Improvement Ref. Bonds, Series 2013, 5.00% 2023	450	454
City of Las Vegas, Special Improvement Dist. No. 607 (Providence),
Local Improvement Ref. Bonds, Series 2013, 5.00% 2024	325	325
City of Reno, Hospital Rev. Bonds (Renown Regional Medical Center Project), Series 2007-A, 5.25% 2037	5,000	5,004
Redev. Agcy. of the City of Reno, Tax Increment Bonds, Series 2007-B, 5.00% 2027	2,000	1,480
Redev. Agcy. of the City of Reno, Tax Increment Bonds, Series 2007-C, 5.40% 2027	7,800	4,248
Rural Housing Auth., Single-family Mortgage Rev. Bonds (Mortgage-backed Securities Program),
Series 2007-B, AMT, 5.70% 2041	720	737
City of Sparks, Local Improvement Dist. No. 3 (Legends at Sparks Marina),
Limited Obligation Improvement Bonds, 6.50% 2020	1,585	1,670
City of Sparks, Local Improvement Dist. No. 3 (Legends at Sparks Marina),
Limited Obligation Improvement Bonds, 6.75% 2027	1,000	1,003
		68,524
New Hampshire 0.36%

Business Fin. Auth., Rev. Bonds (Elliot Hospital Obligated Group Issue), Series 2009-A, 6.125% 2039	2,445	2,549
Health and Education Facs. Auth., Rev. Bonds (Rivermead Issue), Series 2011-A, 6.875% 2041	2,625	2,735
Health and Education Facs. Auth., Rev. Bonds (Rivermead Issue), Series 2011-B-2, 5.30% 2017	1,000	1,000
Health and Education Facs. Auth., Rev. Ref. Bonds (Southern New Hampshire Medical Center Issue),
Series 2007-A, 5.25% 2028	2,000	2,042
Health and Educational Facs. Auth., Healthcare System Rev. Bonds
(Covenant Health Systems Obligated Group Issue), Series 2007-A, 5.00% 2027	1,715	1,775
		10,101
New Jersey 3.22%

Camden County Improvement Auth., Health Care Redev. Project Rev. Bonds
(Cooper Health System Obligated Group Issue), Series 2013-A, 5.75% 2042	2,665	2,641
Econ. Dev. Auth., Energy Fac. Rev. Bonds (ACR Energy Partners, LLC Project),
Series 2011-A, AMT, 10.50% 2032[2]	13,000	12,883
Econ. Dev. Auth., Energy Fac. Rev. Bonds (UMM Energy Partners, LLC Project),
Series 2012-A, AMT, 5.00% 2037	5,750	5,450
Bonds, notes & other debt instruments
	Principal amount	Value
New Jersey (continued)	(000)	(000)

Econ. Dev. Auth., Energy Fac. Rev. Bonds (UMM Energy Partners, LLC Project),
Series 2012-A, AMT, 5.125% 2043	$ 750	$ 712
Econ. Dev. Auth., Retirement Community Rev. Ref. Bonds (Seabrook Village, Inc. Fac.),
Series 2006, 5.25% 2026	2,435	2,442
Econ. Dev. Auth., Retirement Community Rev. Ref. Bonds (Seabrook Village, Inc. Fac.),
Series 2006, 5.25% 2036	500	474
Econ. Dev. Auth., Rev. Bonds (Provident Group — Montclair Properties LLC —
Montclair State University Student Housing Project), Series 2010-A, 5.875% 2042	3,500	3,672
Econ. Dev. Auth., Rev. Ref. Bonds (Crane’s Mill Project), Series 2005-A, 5.00% 2015	210	217
Econ. Dev. Auth., Special Fac. Rev. Bonds (Continental Airlines, Inc. Project), Series 1999, AMT, 5.125% 2023	4,500	4,303
Econ. Dev. Auth., Special Fac. Rev. Bonds (Continental Airlines, Inc. Project), Series 1999, AMT, 5.25% 2029	15,000	14,142
Econ. Dev. Auth., Special Fac. Rev. Bonds (Continental Airlines, Inc. Project), Series 2003, AMT, 5.50% 2033	3,500	3,318
Econ. Dev. Auth., Special Fac. Rev. Ref. Bonds (Continental Airlines, Inc. Project),
Series 2012, AMT, 5.75% 2027	4,500	4,391
Health Care Facs. Fncg. Auth., Rev. Bonds (AHS Hospital Corp. Issue), Series 2011, 6.00% 2041	1,000	1,126
Health Care Facs. Fncg. Auth., Rev. Ref. Bonds (Barnabas Health Issue), Series 2011-A, 5.625% 2032	500	515
Health Care Facs. Fncg. Auth., Rev. Ref. Bonds (Barnabas Health Issue), Series 2011-A, 5.625% 2037	1,000	1,022
Health Care Facs. Fncg. Auth., Rev. Ref. Bonds (Barnabas Health Issue), Series 2012-A, 5.00% 2024	1,000	1,055
Health Care Facs. Fncg. Auth., Rev. Ref. Bonds (Chilton Memorial Hospital Issue), Series 2009, 5.75% 2039	860	890
Health Care Facs. Fncg. Auth., Rev. Ref. Bonds (St. Peter’s University Hospital Obligated Group Issue),
Series 2011, 6.00% 2026	2,000	2,113
Health Care Facs. Fncg. Auth., Rev. Ref. Bonds (St. Peter’s University Hospital Obligated Group Issue),
Series 2011, 6.25% 2035	3,000	3,124
Higher Education Student Assistance Auth., Student Loan Rev. Bonds, Series 2011-A-1, AMT, 0.575% 2020[1]	910	904
Higher Education Student Assistance Auth., Student Loan Rev. Bonds, Series 2013-1-A, AMT, 3.75% 2026	1,000	886
Higher Education Student Assistance Auth., Student Loan Rev. Bonds, Series 2013-1-A, AMT, 4.00% 2020	3,000	3,088
Higher Education Student Assistance Auth., Student Loan Rev. Bonds, Series 2013-1-A, AMT, 5.00% 2021	1,500	1,622
Higher Education Student Assistance Auth., Student Loan Rev. Bonds, Series 2013-1-A, AMT, 5.00% 2022	1,000	1,071
North Hudson Sewerage Auth., Gross Rev. Ref. Lease Certificates, Series 2012-A, 5.00% 2042	2,000	2,005
Tobacco Settlement Fncg. Corp., Tobacco Settlement Asset-backed Rev. Ref. Bonds,
Series 2007-1-A, 5.00% 2041	15,250	11,168
Transportation Trust Fund Auth., Transportation System Bonds (Capital Appreciation Bonds),
Series 2010-A, 0% 2030	10,000	3,943
Transportation Trust Fund Auth., Transportation System Bonds (Capital Appreciation Bonds),
Series 2010-A, 0% 2040	1,000	200
		89,377
New Mexico 0.53%

Dona Ana County, Improvement Dist. Bonds
(Santa Teresa Improvement Dist.-Airport Road Business Center, Phase III), Series 2001-A, 8.375% 2021	1,405	1,411
Dona Ana County, Improvement Dist. Bonds
(Santa Teresa Improvement Dist.-Border Industrial Park, Phase I & II), Series 2001-B, 8.875% 2021	3,590	3,613
Hospital Equipment Loan Council, Rev. Ref. Bonds (Haverland Charter Lifestyle Group),
Series 2012, 5.00% 2032	1,000	899
Hospital Equipment Loan Council, Rev. Ref. Bonds (Haverland Charter Lifestyle Group),
Series 2012, 5.00% 2042	3,000	2,524
Mortgage Fin. Auth., Single-family Mortgage Program Bonds, Series 2008-C, Class I, AMT, 6.95% 2039	590	614
Mortgage Fin. Auth., Single-family Mortgage Program Bonds, Series 2009-D, Class I, 5.35% 2040	390	408
Mortgage Fin. Auth., Single-family Mortgage Program Class I Bonds, Series 2010-A, 4.625% 2025	430	455
Mortgage Fin. Auth., Single-family Mortgage Program Rev. Ref. Bonds,
Series 2012-B-1, Class I, AMT, 3.75% 2043	960	998
Sandoval County, Incentive Payment Rev. Ref. Bonds, Series 2005, 5.00% 2020	3,500	3,666
		14,588
Bonds, notes & other debt instruments
	Principal amount	Value
New York 3.60%	(000)	(000)

Build NYC Resource Corp., Rev. Bonds (Bronx Charter School for Excellence Project),
Series 2013-A, 5.50% 2043	$ 500	$ 498
County of Chautauqua Industrial Dev. Agcy., Exempt Fac. Rev. Bonds (NRG Dunkirk Power Project),
Series 2009, 5.875% 2042	600	613
Dormitory Auth. of the State of New York, North Shore-Long Island Jewish Obligated Group, Rev. Ref. Bonds,
Series 2011-A, 5.00% 2032	4,000	4,050
Dormitory Auth., Mental Health Services Facs. Improvement Rev. Ref. Bonds, Series 2010-A, 5.00% 2024	1,590	1,770
Dormitory Auth., Orange Regional Medical Center Obligated Group Rev. Bonds, Series 2008, 6.25% 2037	1,120	1,175
Hudson Yards Infrastructure Corp., Rev. Bonds, Fiscal 2012 Series A, 5.25% 2047	2,500	2,527
Hudson Yards Infrastructure Corp., Rev. Bonds, Fiscal 2012 Series A, 5.75% 2047	5,500	5,850
Liberty Dev. Corp., Liberty Rev. Ref. Bonds (4 World Trade Center Project), Series 2011, 5.00% 2044	2,500	2,488
Liberty Dev. Corp., Liberty Rev. Ref. Bonds (4 World Trade Center Project), Series 2011, 5.75% 2051	1,000	1,085
Liberty Dev. Corp., Liberty Rev. Ref. Bonds (7 World Trade Center Project), Series 2012, 5.00% 2043	3,000	3,010
Liberty Dev. Corp., Liberty Rev. Ref. Bonds (Bank of America Tower at One Bryant Park Project),
Series 2010, 6.375% 2049	13,360	14,562
Nassau County Local Econ. Assistance Corp., Rev. Ref. Bonds
(Winthrop-University Hospital Association Project), Series 2012, 5.00% 2037	500	487
New York City Housing Dev. Corp., Multi-family Housing Rev. Bonds, Series 2006-C, AMT, 5.00% 2026	1,250	1,273
New York City Housing Dev. Corp., Multi-family Housing Rev. Bonds, Series 2007-B-1, AMT, 5.05% 2022	1,500	1,557
New York City Housing Dev. Corp., Multi-family Housing Rev. Bonds, Series 2007-B-1, AMT, 5.125% 2032	1,000	1,018
New York City Housing Dev. Corp., Multi-family Housing Rev. Bonds, Series 2007-B-1, AMT, 5.15% 2037	500	515
New York City Industrial Dev. Agcy., Airport Facs. Rev. Ref. Bonds
(Transportation Infrastructure Properties, LLC Obligated Group), Series 2012-A, AMT, 5.00% 2028	2,000	1,955
New York City Industrial Dev. Agcy., Special Fac. Rev. Bonds
(American Airlines, Inc. John F. Kennedy International Airport Project), Series 2005, AMT, 7.625% 2025	15,200	16,702
New York City Industrial Dev. Agcy., Special Fac. Rev. Bonds
(American Airlines, Inc. John F. Kennedy International Airport Project), Series 2005, AMT, 7.75% 2031	2,130	2,341
New York City Industrial Dev. Agcy., Special Fac. Rev. Bonds
(American Airlines, Inc. John F. Kennedy International Airport Project), Series 2005, AMT, 8.00% 2028	2,000	2,218
New York City Transitional Fin. Auth., Building Aid Rev. Bonds, Fiscal 2012 Series S-1-A, 5.00% 2032	750	781
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2011 Series C, 5.00% 2039	1,000	1,033
Niagara Area Dev. Corp. (New York), Solid Waste Disposal Fac. Rev. Ref. Bonds (Covanta Energy Project),
Series 2012-A, AMT, 5.25% 2042	2,750	2,426
Onondaga Civic Dev. Corp., Rev. Ref. Bonds (St. Joseph’s Hospital Health Center Project),
Series 2012, 5.00% 2042	500	451
Port Auth., Special Project Bonds (JFK International Air Terminal LLC Project), Series 8, 6.00% 2036	2,650	2,948
Port Auth., Special Project Bonds (JFK International Air Terminal LLC Project), Series 8, 6.00% 2042	5,500	6,101
Seneca Nation of Indians, Rev. Bonds, Series A, 5.00% 2023[2]	8,085	8,176
Seneca Nation of Indians, Rev. Bonds, Series A, 5.25% 2016[2]	3,680	3,790
Suffolk County Industrial Dev. Agcy., Industrial Dev. Rev. Bonds
(KeySpan-Port Jefferson Energy Center, LLC Project), Series 2003-A, AMT, 5.25% 2027	8,220	8,284
		99,684
North Carolina 0.31%

Eastern Municipal Power Agcy., Power System Rev. Ref. Bonds, Series 1993-B, 6.00% 2026	1,000	1,204
Medical Care Commission, Health Care Facs. First Mortgage Rev. Ref. Bonds (Lutheran Services for the Aging),
Series 2012-A, 4.75% 2032	3,800	3,385
Medical Care Commission, Health Care Facs. First Mortgage Rev. Ref. Bonds (Lutheran Services for the Aging),
Series 2012-A, 5.00% 2037	2,000	1,789
Medical Care Commission, Retirement Facs. First Mortgage Rev. Bonds (Carolina Village Project),
Series 2008-A, 6.00% 2038	2,230	2,242
		8,620
Bonds, notes & other debt instruments
	Principal amount	Value
Ohio 4.39%	(000)	(000)

Air Quality Dev. Auth., Air Quality Dev. Rev. Bonds (FirstEnergy Generation Corp. Project),
Series 2009-A, 5.70% 2020	$ 2,500	$ 2,871
Air Quality Dev. Auth., Pollution Control Rev. Ref. Bonds (FirstEnergy Generation Corp. Project),
Series 2009-C, 5.625% 2018	8,580	9,664
Air Quality Dev. Auth., Rev. Ref. Bonds (Ohio Power Co. Project), Series 2010-A, 3.25% 2041 (put 2014)	1,500	1,525
Akron, Bath and Copley Joint Township Hospital Dist., Hospital Facs. Rev. Bonds
(Akron General Health System), Series 2012, 5.00% 2031	4,000	3,880
County of Allen, Hospital Facs. Rev. Ref. and Improvement Bonds
(Catholic Health Partners), Series 2012-A, 5.00% 2033	3,315	3,343
Buckeye Tobacco Settlement Fncg. Auth., Tobacco Settlement Asset-backed Bonds, Current Interest Bonds,
Series 2007-A-2, 5.875% 2030	18,170	14,516
Buckeye Tobacco Settlement Fncg. Auth., Tobacco Settlement Asset-backed Bonds, Current Interest Bonds,
Series 2007-A-2, 5.875% 2047	16,780	12,558
Buckeye Tobacco Settlement Fncg. Auth., Tobacco Settlement Asset-backed Bonds, Current Interest Bonds,
Series 2007-A-2, 6.50% 2047	13,000	10,630
County of Butler, Hospital Facs. Rev. Bonds (UC Health), Series 2010, 5.50% 2040	5,125	5,144
County of Butler, Hospital Facs. Rev. Bonds (UC Health), Series 2010, 5.75% 2040	1,000	1,031
City of Centerville, Health Care Rev. Ref. Bonds
(Bethany Lutheran Village Continuing Care Fac. Expansion Project), Series 2007-A, 6.00% 2038	1,000	988
City of Cleveland, Airport System Rev. Ref. Bonds,
Series 2000-C, Assured Guaranty Municipal insured, 5.00% 2031	4,000	4,074
City of Cleveland, Airport System Rev. Ref. Bonds, Series 2011-A, 5.00% 2020	3,535	3,982
City of Cleveland, Airport System Rev. Ref. Bonds, Series 2012-A, 5.00% 2025	1,095	1,157
City of Cleveland, Airport System Rev. Ref. Bonds, Series 2012-A, 5.00% 2026	1,000	1,041
City of Cleveland, Airport System Rev. Ref. Bonds, Series 2012-A, 5.00% 2027	2,300	2,365
City of Cleveland, Airport System Rev. Ref. Bonds, Series 2012-A, 5.00% 2030	1,000	1,001
City of Cleveland, Airport System Rev. Ref. Bonds, Series 2012-A, 5.00% 2031	1,000	992
County of Cuyahoga, Health Care Facs. Rev. Bonds (Franciscan Communities, Inc. — Mount Alverna Project),
Series 2004-D, 6.50% 2034	1,315	1,353
County of Franklin, Health Care Facs. Improvement Rev. Bonds (Presbyterian Retirement Services Project),
Series 2010-A, 5.625% 2026	1,600	1,667
County of Gallia, Hospital Facs. Rev. Ref. and Improvement Bonds
(Holzer Health System Obligated Group Project), Series 2012-A, 8.00% 2042	11,000	11,761
County of Hamilton, Healthcare Facs. Rev. Bonds (Christ Hospital Project), Series 2012, 5.00% 2042	1,500	1,446
County of Hamilton, Healthcare Rev. Bonds (Life Enriching Communities Project), Series 2011-A, 6.625% 2046	1,000	1,065
County of Hamilton, Healthcare Rev. Ref. Bonds (Life Enriching Communities Project),
Series 2006-A, 5.00% 2016	1,685	1,810
County of Hamilton, Healthcare Rev. Ref. Bonds (Life Enriching Communities Project),
Series 2006-A, 5.00% 2037	4,370	4,153
County of Hamilton, Hospital Facs. Rev. Bonds (Cincinnati Children’s Hospital Medical Center),
Series 2004-J, FGIC-National insured, 5.25% 2034	2,250	2,254
Hospital Rev. Bonds (University Hospitals Health System, Inc. Project), Series 2007-A, 4.50% 2031	2,000	2,009
Hospital Rev. Ref. Bonds (Cleveland Clinic Health System Obligated Group), Series 2012-A, 5.00% 2038	1,000	999
Housing Fin. Agcy., Residential Mortgage Rev. Bonds, Series 2006-E, AMT, 5.375% 2037	505	531
County of Lake, Hospital Facs. Rev. Ref. Bonds (Lake Hospital System, Inc.), Series 2008-C, 5.625% 2029	2,000	2,087
County of Muskingum, Hospital Facs. Rev. Ref. Bonds (Genesis HealthCare System Obligated Group Project),
Series 2013, 5.00% 2044	6,000	5,164
Southeastern Ohio Port Auth., Hospital Facs. Rev. Ref. and Improvement Bonds
(Memorial Health System Obligated Group Project), Series 2012, 6.00% 2042	4,700	4,784
		121,845
Oklahoma 0.67%

Fort Sill Apache Ok Tribe Gaming Enterprise, Econ. Dev. Auth., Series 2011-A, 8.50% 2026[2]	6,500	7,068
Housing Fin. Agcy., Single-family Mortgage Rev. Bonds (Homeownership Loan Program),
Series 2008-A, AMT, 6.80% 2038	950	1,021
Bonds, notes & other debt instruments
	Principal amount	Value
Oklahoma (continued)	(000)	(000)

Trustees of the Tulsa Municipal Airport Trust, American Airlines Inc. Rev. Ref. Bonds,
Series 2001-B, AMT, 5.50% 2035	$10,000	$ 9,102
Tulsa Industrial Auth., Rev. Ref. Bonds (University of Tulsa), Series 2009, 6.00% 2027	1,285	1,404
		18,595
Oregon 0.57%

Cow Creek Band of Umpqua Tribe of Indians, Tax Rev. Bonds, Series 2006-C, 5.625% 2026	8,165	7,414
Hospital Facs. Auth. of the City of Medford, Rev. Ref. Bonds (Rogue Valley Manor), Series 2013-A, 5.00% 2033	3,195	3,145
Hospital Facs. Auth. of the City of Medford, Rev. Ref. Bonds (Rogue Valley Manor), Series 2013-A, 5.00% 2042	1,300	1,229
Port of Portland, Portland International Airport Rev. Bonds, Subseries 20-C, AMT, 5.00% 2028	4,000	4,134
		15,922
Pennsylvania 3.90%

Allegheny County Airport Auth., Airport Rev. Bonds, Series 2012-A-1, AMT, 5.00% 2025	2,705	2,857
Allegheny County Airport Auth., Airport Rev. Bonds, Series 2012-A-1, AMT, 5.00% 2026	2,000	2,082
Allegheny County Airport Auth., Airport Rev. Bonds, Series 2012-A-1, AMT, 5.00% 2028	500	510
Allegheny County Airport Auth., Airport Rev. Ref. Bonds (Pittsburgh International Airport),
Series 2002-B, AMT, FGIC insured, 5.00% 2017	2,500	2,742
Bucks County Industrial Dev. Auth., Retirement Community Rev. Bonds (Ann’s Choice, Inc. Fac.),
Series 2005-A, 5.30% 2014	275	279
Bucks County Industrial Dev. Auth., Retirement Community Rev. Bonds (Ann’s Choice, Inc. Fac.),
Series 2005-A, 6.125% 2025	6,815	6,908
Bucks County Industrial Dev. Auth., Retirement Community Rev. Bonds (Ann’s Choice, Inc. Fac.),
Series 2005-A, 6.25% 2035	6,850	6,943
Delaware River Port Auth., Port Dist. Project Rev. Ref. Bonds, Series 2012, 5.00% 2023	2,420	2,646
East Hempfield Township Industrial Dev. Auth. Rev. Bonds (Student Services, Inc.
Student Housing Project at Millersville University of Pennsylvania), Series 2013, 5.00% 2035	1,000	939
East Hempfield Township Industrial Dev. Auth. Rev. Bonds (Student Services, Inc.
Student Housing Project at Millersville University of Pennsylvania), Series 2013, 5.00% 2045	2,750	2,491
Econ. Dev. Fncg. Auth., Exempt Facs. Rev. Bonds (Allegheny Energy Supply Co., LLC Project),
Series 2009, 7.00% 2039	5,500	5,634
Higher Educational Facs. Auth., Rev. Bonds (Edinboro University Foundation Student Housing Project),
Series 2008, 5.75% 2028	2,500	2,578
Higher Educational Facs. Auth., Rev. Bonds (Edinboro University Foundation Student Housing Project),
Series 2008, 5.875% 2038	3,600	3,695
Higher Educational Facs. Auth., Rev. Bonds (Edinboro University Foundation Student Housing Project),
Series 2008, 6.00% 2042	1,000	1,030
Higher Educational Facs. Auth., Rev. Bonds (Edinboro University Foundation Student Housing Project),
Series 2010, 6.00% 2043	3,500	3,638
Higher Educational Facs. Auth., Rev. Bonds (Shippensburg University Student Services, Inc.
Student Housing Project at Shippensburg University of Pennsylvania), Series 2011, 6.25% 2043	4,690	4,945
Higher Educational Facs. Auth., Rev. Bonds (Shippensburg University Student Services, Inc.
Student Housing Project at Shippensburg University of Pennsylvania), Series 2012, 5.00% 2030	1,000	982
Higher Educational Facs. Auth., Rev. Bonds (Shippensburg University Student Services, Inc.
Student Housing Project at Shippensburg University of Pennsylvania), Series 2012, 5.00% 2044	3,000	2,769
Higher Educational Facs. Auth., Rev. Ref. Bonds (Foundation for Indiana University of Pennsylvania
Student Housing Project at Indiana University of Pennsylvania), Series 2012-B, 5.00% 2041	2,200	2,107
Higher Educational Facs. Auth., Student Housing Rev. Bonds (University Properties, Inc.
Student Housing Project at East Stroudsburg University of Pennsylvania), Series 2010, 5.00% 2031	2,370	2,291
Higher Educational Facs. Auth., Student Housing Rev. Bonds (University Properties, Inc.
Student Housing Project at East Stroudsburg University of Pennsylvania), Series 2010, 5.00% 2042	5,890	5,418
Higher Educational Facs. Auth., University of Pennsylvania Health System, Rev. Bonds,
Series 2011-A, 5.75% 2041	1,500	1,582
Housing Fin. Agcy., Single-family Mortgage Rev. Bonds, Series 2006-93-A, AMT, 5.75% 2037	135	137
Bonds, notes & other debt instruments
	Principal amount	Value
Pennsylvania (continued)	(000)	(000)

Lycoming County Auth., Health System Rev. Bonds (Susquehanna Health System Project),
Series 2009-A, 5.75% 2039	$ 1,500	$ 1,540
Montgomery County Industrial Dev. Auth., Mortgage Rev. Bonds
(Whitemarsh Continuing Care Retirement Community Project), Series 2005, 6.00% 2021	1,000	1,002
Montgomery County Industrial Dev. Auth., Mortgage Rev. Bonds
(Whitemarsh Continuing Care Retirement Community Project), Series 2005, 6.125% 2028	2,000	1,993
Montgomery County Industrial Dev. Auth., Mortgage Rev. Bonds
(Whitemarsh Continuing Care Retirement Community Project), Series 2005, 6.25% 2035	2,000	1,963
Montgomery County Industrial Dev. Auth., Mortgage Rev. Bonds
(Whitemarsh Continuing Care Retirement Community Project), Series 2008, 7.00% 2036	2,000	2,042
Montgomery County Industrial Dev. Auth., Retirement Communities Rev. Bonds
(ACTS Retirement-Life Communities, Inc. Obligated Group), Series 2009-A-1, 6.25% 2029	725	782
Montgomery County Industrial Dev. Auth., Retirement Communities Rev. Ref. Bonds
(ACTS Retirement-Life Communities, Inc. Obligated Group), Series 2006-B, 5.00% 2022	2,610	2,703
Montgomery County Industrial Dev. Auth., Retirement Communities Rev. Ref. Bonds
(ACTS Retirement-Life Communities, Inc. Obligated Group), Series 2012, 5.00% 2027	2,500	2,531
Montgomery County Industrial Dev. Auth., Retirement Communities Rev. Ref. Bonds
(ACTS Retirement-Life Communities, Inc. Obligated Group), Series 2012, 5.00% 2028	2,800	2,804
Hospitals and Higher Education Facs. Auth. of Philadelphia, Hospital Rev. Bonds
(Temple University Health System Obligated Group), Series 2012-A, 5.625% 2042	9,545	8,450
Hospitals and Higher Education Facs. Auth. of Philadelphia, Hospital Rev. Ref. Bonds
(Temple University Health System Obligated Group), Series 2007-A, 5.00% 2034	1,000	859
Hospitals and Higher Education Facs. Auth. of Philadelphia, Hospital Rev. Ref. Bonds
(Temple University Hospital), Series 2007-B, 5.00% 2017	3,165	3,152
Susquehanna Area Regional Airport Auth., Airport System Rev. Bonds, Series 2012-A, AMT, 5.00% 2027	5,600	5,705
Turnpike Commission, Turnpike Rev. Bonds, Series 2013-A, 0.66% 2017[1]	1,000	990
Redev. Auth. of the County of Washington, Redev. Bonds (Victory Centre Project — Tanger Outlet Dev.),
Series 2006-A, 5.45% 2035	5,400	5,180
Westmoreland County Industrial Dev. Auth., Retirement Community Rev. Ref. Bonds
(Redstone Presbyterian SeniorCare Obligated Group), Series 2005-A, 5.50% 2015	1,200	1,226
		108,125
Puerto Rico 0.75%

Aqueduct and Sewer Auth., Rev. Ref. Bonds, Series 2012-A, 5.125% 2037	1,500	1,195
Aqueduct and Sewer Auth., Rev. Ref. Bonds, Series 2012-A, 5.25% 2042	15,140	11,841
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth.,
Hospital Rev. and Rev. Ref. Bonds (Hospital Auxilio Mutuo Obligated Group Project),
Series 2011-A, 6.00% 2033	4,150	4,306
Public Improvement Ref. Bonds (G.O. Bonds), Series 2012-A, 5.50% 2039	500	418
Sales Tax Fncg. Corp., Sales Tax Rev. Ref. Bonds, Series 2011-A-1, 5.00% 2043	3,500	3,024
		20,784
Rhode Island 0.11%

Student Loan Auth., Student Loan Program Rev. Bonds, Series 2013-A, AMT, 5.00% 2016	350	387
Student Loan Auth., Student Loan Program Rev. Bonds, Series 2013-A, AMT, 5.00% 2017	450	502
Student Loan Auth., Student Loan Program Rev. Bonds, Series 2013-A, AMT, 5.00% 2020	1,850	2,043
		2,932
South Carolina 0.71%

Jobs-Econ. Dev. Auth., First Mortgage Health Facs. Rev. Ref. Bonds (Wesley Commons Project),
Series 2006, 5.00% 2016	1,515	1,543
Jobs-Econ. Dev. Auth., First Mortgage Health Facs. Rev. Ref. Bonds (Wesley Commons Project),
Series 2006, 5.125% 2026	2,000	1,886
Bonds, notes & other debt instruments
	Principal amount	Value
South Carolina (continued)	(000)	(000)

Jobs-Econ. Dev. Auth., First Mortgage Health Facs. Rev. Ref. Bonds (Wesley Commons Project),
Series 2006, 5.30% 2036	$ 2,015	$ 1,786
Jobs-Econ. Dev. Auth., Student Housing Rev. Bonds (Coastal Housing Foundation, LLC Project),
Series 2009-A, 6.50% 2042	6,000	6,601
City of Myrtle Beach, Tax Increment Bonds (Myrtle Beach Air Force Base Redev. Project Area),
Series 2006-A, 5.25% 2026	1,800	1,574
City of Myrtle Beach, Tax Increment Bonds (Myrtle Beach Air Force Base Redev. Project Area),
Series 2006-A, 5.30% 2035	4,000	3,205
Richland County, Environmental Improvement Rev. Ref. Bonds, Series A, AMT, 6.10% 2023	960	959
SCAGO Educational Facs. Corp. for Union School Dist., Installment Purchase Rev. Bonds
(School Dist. of Union County Project), Series 2006, RADIAN insured, 5.00% 2021	2,000	2,093
		19,647
South Dakota 0.06%

Housing Dev. Auth., Homeownership Mortgage Rev. Ref. Bonds, Series 2012-D, AMT, 4.00% 2029	1,665	1,763
Tennessee 0.94%

Health, Educational and Housing Fac. Board of the City of Chattanooga, Rev. Ref. Bonds
(CDFI Phase I, LLC Project), Series 2005-A, 5.00% 2015	1,180	1,225
Natural Gas Acquisition Corp. of the City of Clarksville, Gas Rev. Bonds, Series 2006, 5.00% 2016	2,500	2,716
Health and Educational Facs. Board of the Metropolitan Government of Nashville and Davidson County,
Rev. Ref. and Improvement Bonds (Blakeford at Green Hills), Series 2012, 5.00% 2032	1,350	1,290
Memphis-Shelby County Airport Auth., Airport Rev. Ref. Bonds, Series 2010-B, AMT, 5.375% 2018	2,000	2,279
Memphis-Shelby County Airport Auth., Airport Rev. Ref. Bonds, Series 2010-B, AMT, 5.50% 2019	2,500	2,873
Memphis-Shelby County Airport Auth., Airport Rev. Ref. Bonds, Series 2010-B, AMT, 5.625% 2020	1,685	1,940
Memphis-Shelby County Airport Auth., Airport Rev. Ref. Bonds, Series 2010-B, AMT, 5.75% 2024	1,000	1,098
Memphis-Shelby County Airport Auth., Airport Rev. Ref. Bonds, Series 2010-B, AMT, 5.75% 2025	1,000	1,086
Memphis-Shelby County Airport Auth., Airport Rev. Ref. Bonds, Series 2011-A-1, AMT, 6.00% 2021	1,495	1,760
Memphis-Shelby County Airport Auth., Airport Rev. Ref. Bonds, Series 2011-A-1, AMT, 6.00% 2022	1,000	1,157
Health, Educational and Housing Fac. Board of the County of Shelby, Residential Care Fac. Mortgage
Rev. Ref. Bonds (Village at Germantown), Series 2012, 5.25% 2042	1,845	1,595
Health, Educational and Housing Fac. Board of the County of Shelby, Residential Care Fac. Mortgage
Rev. Ref. Bonds (Village at Germantown), Series 2012, 5.375% 2047	1,735	1,491
Tennessee Energy Acquisition Corp., Gas Project Rev. Bonds, Series 2006-C, 5.00% 2020	5,000	5,419
		25,929
Texas 8.10%

Brazos River Harbor Navigation Dist. of Brazoria County, Environmental Facs. Rev. Ref. Bonds
(Dow Chemical Co. Project), Series 2002-A-3, AMT, 5.125% 2033	5,000	5,048
Brazos River Harbor Navigation Dist. of Brazoria County, Environmental Facs. Rev. Ref. Bonds
(Dow Chemical Co. Project), Series 2002-A-4, AMT, 5.95% 2033	13,545	14,449
Brazos River Auth., Pollution Control Rev. Ref. Bonds (Texas Utilities Electric Company Project),
Series 1999-A, AMT, 7.70% 2033	5,020	326
Brazos River Auth., Pollution Control Rev. Ref. Bonds (Texas Utilities Electric Company Project),
Series 1999-C, AMT, 7.70% 2032	2,700	175
Brazos River Auth., Pollution Control Rev. Ref. Bonds (TXU Electric Company Project),
Series 2001-A, AMT, 8.25% 2030	14,500	1,123
Brazos River Auth., Pollution Control Rev. Ref. Bonds (TXU Energy Company LLC Project),
Series 2003-B, AMT, 6.30% 2032	1,700	110
Central Texas Regional Mobility Auth., Rev. Bonds, Series 2011, 6.00% 2041	3,000	3,190
Central Texas Regional Mobility Auth., Rev. Bonds, Series 2011, 6.25% 2046	2,200	2,366
Central Texas Regional Mobility Auth., Rev. Ref. Bonds, Series 2010, 5.75% 2025	2,500	2,757
HFDC of Central Texas, Inc., Retirement Fac. Rev. Bonds (Legacy at Willow Bend Project),
Series 2006-A, 5.625% 2026	1,000	1,008
Bonds, notes & other debt instruments
	Principal amount	Value
Texas (continued)	(000)	(000)

HFDC of Central Texas, Inc., Retirement Fac. Rev. Bonds (Village at Gleannloch Farms, Inc. Project),
Series 2006-A, 5.50% 2027	$ 1,150	$ 1,074
HFDC of Central Texas, Inc., Retirement Fac. Rev. Bonds (Village at Gleannloch Farms, Inc. Project),
Series 2006-A, 5.50% 2037	1,850	1,591
Clifton Higher Education Fin. Corp., Education Rev. Bonds (Uplift Education), Series 2013-A, 4.35% 2042	1,200	952
Cities of Dallas and Fort Worth, Dallas/Fort Worth International Airport, Joint Rev. Improvement Bonds,
Series 2012-D, AMT, 5.00% 2042	10,500	9,959
Dallas-Fort Worth International Airport Fac. Improvement Corp., American Airlines, Inc. Rev. Bonds,
Series 1999, AMT, 6.375% 2035[4]	17,750	18,992
Fort Bend County Industrial Dev. Corp., Industrial Dev. Rev. Bonds (NRG Energy, Inc. Project),
Series 2012-A, 4.75% 2038	8,225	7,284
Fort Bend County Industrial Dev. Corp., Industrial Dev. Rev. Bonds (NRG Energy, Inc. Project),
Series 2012-B, 4.75% 2042	5,000	4,353
Grand Parkway Transportation Corp., System Toll Rev. Bonds, Series 2013-A, 5.50% 2053	3,250	3,208
Gulf Coast Industrial Dev. Auth., Solid Waste Disposal Rev. Bonds (CITGO Petroleum Corp. Project),
Series 1995, AMT, 4.875% 2025	6,000	5,799
Gulf Coast Waste Disposal Auth., Solid Waste Disposal Rev. Bonds
(Waste Management of Texas, Inc. Travis County Project), Series 2003-C, AMT, 5.20% 2028	1,500	1,502
Harris County Cultural Education Facs. Fin. Corp. First Mortgage Rev. Bonds
(Brazos Presbyterian Homes, Inc. Project), Series 2013-A, 5.00% 2043	1,040	890
Harris County Cultural Education Facs. Fin. Corp., First Mortgage Rev. Bonds
(Brazos Presbyterian Homes, Inc. Project), Series 2013-A, 5.00% 2038	510	447
Harris County Cultural Education Facs. Fin. Corp., Hospital Rev. Ref. Bonds
(Memorial Hermann Health System), Series 2013-A, 5.00% 2035	1,000	989
Harris County Cultural Education Facs. Fin. Corp., Rev. Ref. Bonds
(Young Men’s Christian Assn. of the Greater Houston Area), Series 2013-A, 5.00% 2028	1,400	1,422
Harris County Cultural Education Facs. Fin. Corp., Rev. Ref. Bonds
(Young Men’s Christian Assn. of the Greater Houston Area), Series 2013-A, 5.00% 2033	1,400	1,352
Harris County Cultural Education Facs. Fin. Corp., Rev. Ref. Bonds
(Young Men’s Christian Assn. of the Greater Houston Area), Series 2013-A, 5.00% 2038	4,950	4,752
Harris County Health Facs. Dev. Corp., Hospital Rev. Ref. Bonds (Memorial Hermann Healthcare System),
Series 2008-B, 7.25% 2035 (preref. 2018)	2,250	2,925
Harris County Industrial Dev. Corp., Solid Waste Disposal Rev. Bonds
(Deer Park Refining Limited Partnership Project), Series 2006, 5.00% 2023	3,500	3,726
Hidalgo County Health Services Corp., Hospital Rev. Ref. Bonds (Mission Hospital, Inc. Project),
Series 2008, 5.00% 2026	1,000	1,013
Dept. of Housing and Community Affairs, Residential Mortgage Rev. Bonds, Series 2009-A, 5.375% 2039	630	665
City of Houston, Airport System Rev. Ref. Bonds, Series 2012-A, AMT, 5.00% 2032	2,000	1,959
City of Houston, Airport System Special Facs. Rev. Bonds (Continental Airlines, Inc. Terminal E Project),
Series 2001, AMT, 6.75% 2021	3,000	3,001
City of Houston, Airport System Special Facs. Rev. Bonds (Continental Airlines, Inc. Terminal E Project),
Series 2001, AMT, 6.75% 2029	13,100	13,105
City of Houston, Airport System Special Facs. Rev. Bonds
(Continental Airlines, Inc. Terminal Improvement Projects), Series 2011, AMT, 6.50% 2030	9,300	9,514
City of Houston, Airport System Special Facs. Rev. Bonds
(Continental Airlines, Inc. Terminal Improvement Projects), Series 2011, AMT, 6.625% 2038	3,000	3,073
La Vernia Higher Education Fin. Corp., Education Rev. Bonds (KIPP, Inc.), Series 2009-A, 6.375% 2044	1,000	1,061
Love Field Airport Modernization Corp., Special Facs. Rev. Bonds
(Southwest Airlines Co. — Love Field Modernization Program Project), Series 2010, 5.25% 2040	2,750	2,691
Matagorda County Navigation Dist. Number One, Rev. Ref. Bonds (Houston Lighting & Power Co. Project),
Series 1997, AMT, AMBAC insured, 5.125% 2028	3,280	3,419
Midlothian Dev. Auth., Tax Increment Contract Rev. Ref. Bonds, Series 2007-B, 5.125% 2026	780	758
Municipal Gas Acquisition and Supply Corp. I, Gas Supply Rev. Bonds, Series 2006-A, 5.00% 2016	1,000	1,086
Municipal Gas Acquisition and Supply Corp. I, Gas Supply Rev. Bonds, Series 2006-A, 5.25% 2018	2,000	2,238
Bonds, notes & other debt instruments
	Principal amount	Value
Texas (continued)	(000)	(000)

Municipal Gas Acquisition and Supply Corp. III, Gas Supply Rev. Bonds, Series 2012, 5.00% 2026	$ 5,000	$ 5,011
Municipal Gas Acquisition and Supply Corp. III, Gas Supply Rev. Bonds, Series 2012, 5.00% 2030	3,500	3,370
Municipal Gas Acquisition and Supply Corp. III, Gas Supply Rev. Bonds, Series 2012, 5.00% 2031	1,500	1,434
North Texas Tollway Auth., System Rev. Ref. Bonds, Current Interest Bonds, Series 2008-A, 5.625% 2033	2,000	2,123
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2008-F, 5.75% 2033	4,000	4,231
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2008-F, 5.75% 2038	6,000	6,307
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2009-A, 6.00% 2028	3,000	3,388
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2010, 6.00% 2034	1,500	1,601
Private Activity Bond Surface Transportation Corp., Rev. Bonds
(LBJ Infrastructure Group LLC IH-635 Managed Lanes Project), Series 2010, 7.00% 2040	2,000	2,278
Private Activity Bond Surface Transportation Corp., Rev. Bonds
(NTE Mobility Partners LLC North Tarrant Express Managed Lanes Project), Series 2009, 6.875% 2039	5,000	5,617
SA Energy Acquisition Public Fac. Corp., Gas Supply Rev. Bonds, Series 2007, 5.50% 2019	3,000	3,356
SA Energy Acquisition Public Fac. Corp., Gas Supply Rev. Bonds, Series 2007, 5.50% 2020	1,000	1,125
SA Energy Acquisition Public Fac. Corp., Gas Supply Rev. Bonds, Series 2007, 5.50% 2025	1,000	1,087
SA Energy Acquisition Public Fac. Corp., Gas Supply Rev. Bonds, Series 2007, 5.50% 2027	1,360	1,448
Sam Rayburn Municipal Power Agcy., Power Supply System Rev. Ref. Bonds, Series 2012, 5.00% 2021	2,825	3,179
Sanger Texas Industrial Dev. Corp, Industrial Dev. Rev. Ref. Bonds (Texas Pellets Project),
Series 2012-B, AMT, 8.00% 2038	14,250	14,379
Tarrant County Cultural Education Facs. Fin. Corp., Hospital Rev. Ref. Bonds
(Scott and White Memorial Hospital and Scott, Sherwood and Brindley Foundation Project),
Series 2008-A, 5.00% 2019	1,370	1,551
Tarrant County Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Ref. Bonds
(Buckner Retirement Services, Inc. Project), Series 2007, 5.25% 2022	1,855	1,922
Tarrant County Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Ref. Bonds
(Buckner Retirement Services, Inc. Project), Series 2007, 5.25% 2027	1,000	1,004
Tarrant County Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Ref. Bonds
(Northwest Senior Housing Corp. — Edgemere Project), Series 2006-A, 6.00% 2026	2,200	2,226
Tomball Hospital Auth., Hospital Rev. Ref. Bonds, Series 2005, 5.00% 2020 (preref. 2015)	1,660	1,800
Travis County Health Facs. Dev. Corp., Retirement Fac. Rev. Bonds (Querencia at Barton Creek Project),
Series 2005-A, 5.50% 2025	1,295	1,301
Travis County Health Facs. Dev. Corp., Retirement Fac. Rev. Bonds (Querencia at Barton Creek Project),
Series 2005-A, 5.65% 2035	2,120	2,069
Travis County Health Facs. Dev. Corp., Rev. Bonds (Westminster Manor Project), Series 2010, 7.00% 2030	3,000	3,361
Travis County Health Facs. Dev. Corp., Rev. Bonds (Westminster Manor Project), Series 2010, 7.125% 2040	3,750	4,169
		224,689
Utah 0.24%

Housing Corp., Single-family Mortgage Bonds, Series 2001-E-1, Class III, AMT, 5.20% 2018	415	416
Housing Corp., Single-family Mortgage Bonds, Series 2001-F-1, Class III, AMT, 4.95% 2018	450	451
Housing Corp., Single-family Mortgage Bonds, Series 2002-A-1, Class III, AMT, 5.30% 2018	205	205
Housing Corp., Single-family Mortgage Bonds, Series 2002-C-2, Class III, AMT, 5.25% 2018	735	742
Housing Corp., Single-family Mortgage Bonds, Series 2002-D-2, Class III, AMT, 5.00% 2018	330	331
Housing Corp., Single-family Mortgage Bonds, Series 2002-F-1, Class III, AMT, 4.625% 2019	390	394
Housing Corp., Single-family Mortgage Bonds, Series 2002-G-2, Class III, AMT, 4.875% 2019	405	413
Housing Corp., Single-family Mortgage Bonds, Series 2003-B-2, Class III, AMT, 4.85% 2024	570	570
Housing Corp., Single-family Mortgage Bonds, Series 2003-C, Class III, AMT, 5.00% 2025	340	340
Housing Corp., Single-family Mortgage Bonds, Series 2007-B-1, Class III, AMT, 4.85% 2027	865	877
Housing Corp., Single-family Mortgage Rev. Ref. Bonds, Series 2002-E-2, Class III, AMT, 4.95% 2019	345	346
Housing Corp., Single-family Mortgage Rev. Ref. Bonds, Series 2004-H-1, Class III, AMT, 4.75% 2027	335	336
Salt Lake County, College Rev. Ref. Bonds (Westminster College Project), Series 2007, 5.00% 2024	1,150	1,183
		6,604
Vermont 0.15%

Student Assistance Corp., Education Loan Rev. Notes, Series 2012-B, AMT, 1.773% 2022[1]	4,192	4,204
Bonds, notes & other debt instruments
	Principal amount	Value
Virginia 1.41%	(000)	(000)

City of Chesapeake, Chesapeake Transportation System Toll Road Rev. Ref. Bonds
(Capital Appreciation Bonds), Series 2012-B, 0%/4.875% 2040[3]	$2,000	$ 904
City of Chesapeake, Chesapeake Transportation System Toll Road Rev. Ref. Bonds,
Series 2012-A, 5.00% 2047	4,525	4,069
Econ. Dev. Auth. of the City of Lynchburg, Educational Facs. Rev. Bonds (Lynchburg College),
Series 2013, 5.00% 2043	500	453
Celebrate Virginia South Community Dev. Auth., City of Fredericksburg, Special Assessment Rev. Bonds
(Celebrate Virginia South Project), Series 2006, 6.25% 2037[4]	4,582	2,613
Econ Dev. Auth. of Hanover County, Residential Care Fac. Rev. Ref. Bonds (Covenant Woods),
Series 2012-A, 5.00% 2042	2,750	2,381
Econ Dev. Auth. of Hanover County, Residential Care Fac. Rev. Ref. Bonds (Covenant Woods),
Series 2012-A, 5.00% 2047	1,000	848
Econ. Dev. Auth. of Henrico County, Residential Care Fac. Rev. Ref. Bonds
(United Methodist Homes), 5.00% 2020	365	376
Econ. Dev. Auth. of Henrico County, Residential Care Fac. Rev. Ref. Bonds
(United Methodist Homes), 5.00% 2025	385	382
Heritage Hunt Commercial Community Dev. Auth. (Prince William County), Special Assessment Bonds,
Series 1999-B, 7.00% 2029	601	602
Mosaic Dist. Community Dev. Auth. (Fairfax County), Rev. Bonds, Series 2011-A, 6.875% 2036	1,210	1,344
Peninsula Town Center Community Dev. Auth., Special Obligation Bonds, Series 2007, 6.45% 2037	3,550	3,672
Small Business Fncg. Auth., Rev. Bonds (95 Express Lanes LLC Project), Series 2012, AMT, 5.00% 2040	3,000	2,584
Small Business Fncg. Auth., Rev. Bonds (Elizabeth River Crossings Opco, LLC Project),
Series 2012, AMT, 5.25% 2032	6,940	6,571
Small Business Fncg. Auth., Rev. Bonds (Elizabeth River Crossings Opco, LLC Project),
Series 2012, AMT, 5.50% 2042	8,500	7,902
Tobacco Settlement Fncg. Corp., Tobacco Settlement Asset-backed Rev. Ref. Bonds,
Series 2007-B-1, 5.00% 2047	6,400	4,425
		39,126
Virgin Islands 0.82%

Public Fin. Auth., Rev. Bonds (Matching Fund Loan Note — Diageo Project), Series 2009-A, 6.625% 2029	2,500	2,763
Public Fin. Auth., Rev. Bonds (Matching Fund Loan Note), Series 2010-A, 5.00% 2029	500	504
Public Fin. Auth., Rev. Bonds (Matching Fund Loan Notes), Series 2012-A, 5.00% 2032	2,000	1,961
Public Fin. Auth., Rev. Ref. Bonds (Matching Fund Loan Notes), Series 2009-B, 5.00% 2018	2,000	2,220
Public Fin. Auth., Rev. Ref. Bonds (Matching Fund Loan Notes), Series 2009-B, 5.00% 2025	2,250	2,353
Public Fin. Auth., Rev. Ref. Bonds (Matching Fund Loan Notes), Series 2009-C, 5.00% 2015	2,000	2,123
Public Fin. Auth., Rev. Ref. Bonds (Matching Fund Loan Notes), Series 2009-C, 5.00% 2022	3,530	3,718
Public Fin. Auth., Rev. Ref. Bonds (Matching Fund Loan Notes), Series 2012-A, 4.00% 2022	2,000	2,041
Public Fin. Auth., Rev. Ref. Bonds (Matching Fund Loan Notes), Series 2012-A, 5.00% 2032	5,000	4,903
		22,586
Washington 0.93%

Health Care Facs. Auth., Rev. Bonds (Kadlec Regional Medical Center), Series 2012, 5.00% 2042	1,250	1,103
Health Care Facs. Auth., Rev. Ref. Bonds (Virginia Mason Medical Center), Series 2007-A, 6.125% 2037	8,000	8,318
Housing Fin. Commission, Single-family Program Bonds, Series 2007-2A, AMT, 4.50% 2021	4,730	4,838
Port of Seattle, Special Fac. Rev. Ref. Bonds (Seatac Fuel Facs. LLC), AMT, 5.00% 2029	2,000	1,995
Port of Seattle, Special Fac. Rev. Ref. Bonds (Seatac Fuel Facs. LLC), AMT, 5.00% 2030	2,000	1,982
Port of Seattle, Special Fac. Rev. Ref. Bonds (Seatac Fuel Facs. LLC), AMT, 5.00% 2031	2,000	1,970
Port of Seattle, Special Fac. Rev. Ref. Bonds (Seatac Fuel Facs. LLC), AMT, 5.00% 2032	1,750	1,714
Industrial Dev. Corp. of the Port of Seattle, Special Facs. Rev. Ref. Bonds (Delta Air Lines, Inc. Project),
Series 2012, AMT, 5.00% 2030	4,275	3,878
		25,798
Bonds, notes & other debt instruments
	Principal amount	Value
West Virginia 0.18%	(000)	(000)

County Commission of Harrison County, Solid Waste Disposal Rev. Ref. Bonds
(Allegheny Energy Supply Co., LLC Harrison Station Project), Series 2007-D, AMT, 5.50% 2037	$5,000	$ 5,044
Wisconsin 0.82%

General Fund Annual Appropriation Rev. Ref. Bonds, Series 2009-A, 6.00% 2036	1,500	1,709
Health and Educational Facs. Auth., Rev. Bonds (Agnesian HealthCare, Inc.), Series 2013-B, 5.00% 2036	500	503
Health and Educational Facs. Auth., Rev. Ref. Bonds (Gundersen Lutheran), Series 2011-A, 5.25% 2039	2,000	2,006
Health and Educational Facs. Auth., Rev. Ref. Bonds (Milwaukee Catholic Home, Inc.),
Series 2006, 5.00% 2026	1,000	1,005
Health and Educational Facs. Auth., Rev. Ref. Bonds (St. John’s Communities, Inc.),
Series 2009-A, 7.25% 2029	1,000	1,082
Health and Educational Facs. Auth., Rev. Ref. Bonds (St. John’s Communities, Inc.),
Series 2009-A, 7.625% 2039	3,000	3,260
Public Fin. Auth., Airport Facs. Rev. Ref. Bonds
(Transportation Infrastructure Properties, LLC Obligated Group), Series 2012-B, AMT, 5.00% 2042	9,410	8,593
Public Fin. Auth., Rev. Bonds (Roseman University of Health Sciences Project), Series 2012, 5.50% 2032	500	468
Public Fin. Auth., Rev. Bonds (Roseman University of Health Sciences Project), Series 2012, 5.75% 2042	3,000	2,790
Health and Educational Facs. Auth., Rev. Ref. Bonds (Aurora Health Care, Inc.), Series 2013-A, 5.25% 2035	1,250	1,231
		22,647
Multi-State 0.50%

MuniMae TE Bond Subsidiary, LLC, Series A-2, AMT, 4.90% cumulative preferred (undated)[2]	4,000	3,940
MuniMae TE Bond Subsidiary, LLC, Series A-4, AMT, 5.125% cumulative preferred (undated)[2]	2,000	1,970
MuniMae TE Bond Subsidiary, LLC, Series A-5, AMT, 5.00% cumulative preferred 2028[2,5]	8,000	7,943
		13,853
Total bonds, notes & other debt instruments (cost: $2,606,087,000)		2,597,406
Short-term securities 5.10%

City of Valdez, Alaska, Marine Terminal Rev. Ref. Bonds (Exxon Pipeline Co. Project),
Series 1993-A, 0.05% 2033[1]	1,000	1,000
State of Alaska, City of Valdez, Marine Terminal Rev. Ref. Bonds (Exxon Pipeline Co. Project),
Series 1993-C, 0.05% 2033[1]	6,015	6,015
Will County, Illinois, Environmental Facs. Rev. Bonds (ExxonMobil Project), Series 2001, AMT, 0.05% 2026[1]	1,400	1,400
State of Texas, Gulf Coast Waste Disposal Auth., Environmental Facs. Rev. Bonds (ExxonMobil Project),
Series 2001-B, AMT, 0.05% 2025[1]	3,950	3,950
Pollution Control Corp. of the County of Coconino, Arizona, Pollution Control Rev. Bonds
(Arizona Public Service Co. Project), Series 1998, AMT, 0.08% 2033[1]	500	500
State of California, Various Purpose G.O. Bonds, JPMorgan Chase LOC, 0.03% 2033[1]	4,300	4,300
California Pollution Control Fncg. Auth., Pollution Control Rev. Ref. Bonds (Pacific Gas and Electric Co.),
Series 1997-B, AMT, JPMorgan Chase LOC, 0.07% 2026[1]	5,400	5,400
Colorado Educational and Cultural Facs. Auth., Demand Rev. Ref. Bonds
(National Jewish Federation Bond Program), Series D-1, JPMorgan Chase LOC, 0.06% 2036[1]	1,000	1,000
State of Connecticut, Health and Educational Facs. Auth., Rev. Bonds (Yale-New Haven Hospital Issue),
Series K-1, JPMorgan Chase LOC, 0.06% 2025[1]	2,775	2,775
State of Florida, University Athletic Assn., Inc., Athletic Program Rev. Bonds,
Series 2001, JPMorgan Chase LOC, 0.05% 2031[1]	3,300	3,300
Dev. Auth. of the Unified Government of Athens-Clarke County, Georgia, Rev. Bonds
(University of Georgia Athletic Assn. Project), Series 2005-B, 0.04% 2035[1]	3,900	3,900
City of Chicago, Illinois, G.O. Ref. Bonds, Series 2007-F, JPMorgan Chase LOC, 0.06% 2042[1]	7,600	7,600
Iowa Fin. Auth., Demand Health Facs. Rev. Ref. Bonds (Iowa Health System),
Series 2009-B, JPMorgan Chase LOC, 0.05% 2035[1]	6,805	6,805
	Principal amount	Value
Short-term securities	(000)	(000)

Louisiana Public Facs. Auth., Rev. Bonds (Dynamic Fuels, LLC Project),
Series 2008, JPMorgan Chase LOC, 0.05% 2033[1]	$ 3,000	$ 3,000
Washington Suburban Sanitary Dist., Montgomery and Prince George’s Counties, Maryland,
G.O. Multi-Modal Bond Anticipation Notes, Series 2006-A, 0.05% 2023[1]	1,100	1,100
Board of Trustees of Michigan State University, General Rev. Bonds, Series 2000-A, 0.05% 2030[1]	3,000	3,000
Mississippi Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds
(Chevron U.S.A. Inc. Project), Series 2007-A, 0.05% 2030[1]	1,550	1,550
Mississippi Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds
(Chevron U.S.A. Inc. Project), Series 2007-E, 0.05% 2030[1]	4,400	4,400
Mississippi Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds
(Chevron U.S.A. Inc. Project), Series 2011-G, 0.05% 2035[1]	9,000	9,000
Health and Educational Facs. Auth. of the State of Missouri, Demand Educational Facs. Rev. Bonds
(The Washington University), Series 2004-B, 0.05% 2034[1]	665	665
Montana Fac. Fin. Auth., Demand Rev. Bonds (Sisters of Charity of Leavenworth Health System),
Series 2003, 0.06% 2025[1]	3,985	3,985
City of Forsyth, Rosebud County, Montana, Customized Pollution Control Rev. Ref. Bonds
(PacifiCorp Project), Series 1988, 0.07% 2018[1]	8,100	8,100
Nebraska Educational Fin. Auth., Rev. Ref. Bonds (Creighton University Projects),
Series 2008, JPMorgan Chase LOC, 0.05% 2035[1]	5,895	5,895
City of New York, New York, G.O. Bonds, Fiscal 1993 Series A, Subseries A-10, 0.07% 2016[1]	2,750	2,750
City of New York, New York, G.O. Bonds, Fiscal 1994
Series A, Subseries A-10, JPMorgan Chase LOC, 0.07% 2017[1]	3,200	3,200
New York City, New York, Transitional Fin. Auth., New York City Recovery Bonds,
Fiscal Series 2003-1, Subseries 1-C, 0.05% 2022[1]	2,200	2,200
Charlotte-Mecklenburg Hospital Auth., North Carolina, Carolinas HealthCare System,
Health Care Rev. Ref. Bonds, Series 2007-B, Wells Fargo Bank LOC, 0.04% 2045[1]	5,050	5,050
State of Ohio, Higher Educational Fac. Rev. Ref. Bonds (Case Western Reserve University Project),
Series 2008-B-1, 0.06% 2044[1]	1,920	1,920
Public Building Auth. of the County of Montgomery, Pooled Fncg. Rev. Bonds (Tennessee County Loan Pool),
Series 2002, Bank of America LOC, 0.13% 2032[1]	1,645	1,645
Public Building Auth. of the County of Montgomery, Pooled Fncg. Rev. Bonds (Tennessee County Loan Pool),
Series 2008, Bank of America LOC, 0.13% 2038[1]	6,035	6,035
State of Texas, Dallas Performing Arts Cultural Facs. Corp., Cultural Fac. Rev. Ref. Bonds
(Dallas Center for the Performing Arts Foundation, Inc. Project),
Series 2008-B, JPMorgan Chase LOC, 0.05% 2041[1]	5,250	5,250
State of Texas, Tax and Rev. Anticipation Notes, Series 2012, 2.50% 8/30/2013	19,500	19,540
Virginia College Building Auth., Educational Facs. Rev. Bonds
(21st Century College and Equipment Programs), Series 2006-B, 0.04% 2026[1]	1,870	1,870
West Virginia Hospital Fin. Auth., Hospital Rev. Ref. Bonds (West Virginia United Health System
Obligated Group), Series 2008-B, JPMorgan Chase LOC, 0.06% 2041[1]	3,385	3,385
Total short-term securities (cost: $141,481,000)		141,485
Total investment securities (cost: $2,747,568,000)		2,738,891
Other assets less liabilities		34,186
Net assets		$2,773,077
[1]	Coupon rate may change periodically. For short-term securities, the date of the next scheduled coupon rate change is considered to be the maturity date.
[2]	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $101,212,000, which represented 3.65% of the net assets of the fund.
[3]	Step bond; coupon rate will increase at a later date.
[4]	Scheduled interest and/or principal payment was not received.
[5]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.

Key to abbreviations

Agcy. = Agency

AMT = Alternative Minimum Tax

Auth. = Authority

Certs. of Part. = Certificates of Participation

Dept. = Department

Dev. = Development

Dist. = District

Econ. = Economic

Fac. = Facility

Facs. = Facilities

Fin. = Finance

Fncg. = Financing

G.O. = General Obligation

LOC = Letter of Credit

Preref. = Prerefunded

Redev. = Redevelopment

Ref. = Refunding

Rev. = Revenue

TECP = Tax-Exempt Commercial Paper

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com.

MFGEFPX-040-0913O-S37720

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of American Funds Short-Term Tax-Exempt Bond Fund, Limited Term Tax-Exempt Bond Fund of America, The Tax-Exempt Bond Fund of America and American High-Income Municipal Bond Fund

We have audited, in accordance with standards of the Public Company Accounting Oversight Board (United States), the financial statements of American Funds Short-Term Tax-Exempt Bond Fund, Limited Term Tax-Exempt Bond Fund of America, The Tax-Exempt Bond Fund of America and American High-Income Municipal Bond Fund (the “Funds”) as of July 31, 2013, and for the periods then ended and have issued our unqualified report thereon dated September 10, 2013 (which report and financial statements are included in item 1 of this Certified Shareholder Report on Form N-CSR). Our audits included an audit of the Funds’ investment portfolios (the “Portfolios”) as of July 31, 2013 appearing in item 6 of this Form N-CSR. The Portfolios are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Portfolios based on our audits.

In our opinion, the Portfolios referred to above, when read in conjunction with the financial statements of the Funds referred to above, presents fairly, in all material respects, the information set forth therein.

PricewaterhouseCoopers LLP

Los Angeles, California

September 10, 2013

ITEM 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 – Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders. The procedures are as follows. The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 11 – Controls and Procedures

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)	There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12 – Exhibits

(a)(1)	The Code of Ethics that is the subject of the disclosure required by Item 2 is attached as an exhibit hereto.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN HIGH-INCOME MUNICIPAL BOND FUND

By /s/ Karl J. Zeile
Karl J. Zeile, President and Principal Executive Officer

Date: September 30, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Karl J. Zeile
Karl J. Zeile, President and Principal Executive Officer

Date: September 30, 2013

By /s/ Dori Laskin
Dori Laskin, Treasurer and Principal Financial Officer

Date: September 30, 2013